UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 16 of its series:

Wells Fargo Alternative Strategies Fund, Wells Fargo Global Long/Short Fund, Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

December 31, 2016

Wells Fargo Alternative Strategies Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Alternative Strategies Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Stocks drifted somewhat lower in the fall as the U.S. presidential campaign wore on toward the election.

Throughout the period, economic and business data, while sometimes uneven, appeared to be strengthening overall.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Alternative Strategies Fund for the six-month period that ended December 31, 2016. During much of the period, positive economic data influenced global stock, bond, and commodity markets. Late in the period, stocks in the U.S. moved higher while they drifted lower in most international markets in reaction to the U.S. presidential election, production-cut agreements among Organization of the Petroleum Exporting Countries (OPEC) members intended to support higher oil prices, and an interest-rate increase in December announced by the U.S. Federal Reserve (the Fed). As interest rates increased and sentiment for stock investments—particularly in the U.S.—improved, bond values globally fell.

The surprise Brexit vote rattled markets briefly before stocks rebounded.

A round of investment market volatility and losses followed the U.K. Brexit vote to leave the European Union (E.U.) at the end of June 2016. The equity sell-off proved temporary. During July 2016, better-than-expected corporate earnings, economic data, consumer confidence, and industrial output sent stocks higher.

Stocks drifted somewhat lower in the fall as the U.S. presidential campaign wore on toward the election. At the same time, political circumstances in countries outside of the U.S. challenged investor sentiment. In the U.K., a new prime minister took office following the Brexit vote and began setting the ground rules for the country’s exit from the E.U. In Brazil, the Senate removed the president from office, and the possibility of presidential impeachment emerged in South Korea due to a corruption scandal. The French president lost a primary election and endorsed his rival. An attempted coup in Turkey, continued escalation of conflicts in Syria and Iraq, and North Korea’s testing of nuclear weapons capabilities also caused uncertainty.

Investors sensed improving economic and business data as the period advanced.

Throughout the period, economic and business data, while sometimes uneven, appeared to be strengthening overall. After generating concern early in 2016, China’s economic growth demonstrated strength. The prime minister’s reelection in Japan offered the potential for new economic stimulus. India appointed a new central-bank governor who many expected would continue the outgoing governor’s policies, which were considered effective. OPEC members agreed to production cuts intended to support increased prices for oil, which could benefit commodities markets that are economically important to many international developed and emerging markets. In the U.S., the S&P 500 Index1 recorded a 7.8% return for the six-month period that ended December 31, 2016. Developed international markets, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net),2 ended the period 5.6% higher. Stocks in emerging markets delivered a 4.5% gain for the period, as measured by the MSCI Emerging Markets Index (Net).3

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Alternative Strategies Fund	3

Fixed-income markets were volatile before the U.S. election and declined postelection.

Global fixed-income markets were volatile during the period, particularly following the U.S. election. Investors appeared to be anticipating U.S. interest-rate increases and waiting for clarity from central-bank policymakers outside of the U.S. When the Fed increased interest rates in December 2016, investors tended to favor equities and high-yield bonds, over investment-grade bonds.

Currency values in several European and Asian countries fell relative to the U.S. dollar during the period, restraining investor interest in foreign bond markets. While the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 2.5% during the period, a 9.3% loss for the Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index5 reflected relatively more difficult conditions for bonds outside of the U.S.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Alternative Strategies Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

The Rock Creek Group, LP

Chilton Investment Company, LLC

Ellington Global Asset Management Corporation

Mellon Capital Management Corporation

Passport Capital, LLC

Pine River Capital Management L.P.

River Canyon Fund Management LLC

Sirios Capital Management, L.P.

Wellington Management Company LLP

Portfolio managers

Joseph Bishop

John F. Brennan, Jr.

John Burbank

Richard L. Chilton, Jr.

Vassilis Dagioglu

George Jikovski

Robert Kinderman

Sudhir Krisnamurthi

Kenneth LaPlace

Soon Pho

Kent M. Stahl, CFA®

James Stavena

Gregg R. Thomas, CFA®

Ronald van der Wouden

Torrey Zaches

Aaron Zimmerman

Average annual total returns (%) as of December 31, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WALTX)	4-30-2014	(8.29)	(1.14)	(2.73)	1.08	3.46	3.05
Class C (WACTX)	4-30-2014	(4.46)	0.32	(3.46)	0.32	4.21	3.80
Administrator Class (WADTX)	4-30-2014	–	–	(1.95)	1.45	3.38	2.90
Institutional Class (WAITX)	4-30-2014	–	–	(2.43)	1.34	3.13	2.80
Bloomberg Barclays U.S. Aggregate Bond Index[3]	–	–	–	2.65	2.38	–	–
HFRI Fund of Funds Composite Index[4]	–	–	–	0.48	1.36	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

The Fund does not invest directly in hedge funds but pursues similar strategies to those typically used by hedge funds. The Fund invests using alternative investment strategies such as equity hedged, event driven, global macro, and relative value, which are speculative and entail a high degree of risk. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, convertible securities risk, loan risk, regulatory risk, and smaller-company securities risk. Consult a Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Alternative Strategies Fund	5

Top ten long positions (%) as of December 31, 2016[5]
AQR Managed Futures Strategy Fund Class I	5.10
The Sherwin-Williams Company	1.81
Halliburton Company	1.36
The Home Depot Incorporated	1.25
Microsoft Corporation	1.20
Yahoo! Incorporated	1.13
Credit-Based Asset Servicing and Securitization LLC Series 07-CB4 Class A1B, 0.71%, 4-25-2037	1.08
Carrington Mortgage Loan Trust Series 06-NC4 Class A3, 0.75%, 10-25-2036	1.07
HSBC Bank plc (Alinma AB)	0.94
Western Digital Corporation	0.94

Top ten short positions (%) as of December 31, 2016[5]
SPDR S&P 500 ETF	(4.46)
Consumer Staples Select Sector SPDR Fund ETF	(1.21)
Schlumberger Limited	(0.91)
National Oilwell Varco Incorporated	(0.73)
iShares MSCI Emerging Markets ETF	(0.71)
Corning Incorporated	(0.67)
Infosys Limited ADR	(0.65)
Occidental Petroleum Corporation	(0.64)
Electronic Arts Incorporated	(0.62)
Toyota Motor Corporation ADR	(0.61)

Sector allocation as of December 31, 2016[6]
	Gross exposure(%)	Net exposure(%)
Consumer Discretionary	13	16
Consumer Staples	8	10
Energy	8	5
Financials	11	15
Health Care	8	11
Industrials	10	9
Information Technology	15	13
Materials	7	10
Real Estate	1	1
Telecommunication Services	2	3
Utilities	1	1
Other	16	6
	100	100

Strategy allocation as of December 31, 2016[7]

Please see footnotes on page 6.

6	Wells Fargo Alternative Strategies Fund	Performance highlights (unaudited)

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% in acquired fund fees and expenses and 0.81% in dividend expense on securities sold short and prime broker fees. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 2.22% for Class A, 2.97% for Class C, 2.07% for Administrator Class, and 1.97% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, prime broker fees, dividend and interest expenses on securities sold short, and extraordinary expenses are excluded from the expense cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a subadviser of the Fund, are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Hedge Fund Research Incorporated (HFRI) Fund of Funds Composite Index is a global, equally-weighted index of hedge funds that invest with multiple managers in a broad range of strategies. You cannot invest directly in an index.

[5]	The ten largest long and short position holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The chart shows the percentage of Fund holdings within a particular sector that was held long (securities owned by the Fund) or sold short (sale of borrowed securities). Gross exposure is the absolute value of the long positions and short positions combined. Net exposure is the percentage of long positions minus the percentage of positions sold short.

[7]	Strategy allocation is calculated based on the market value of total investments. Cash shown is the sweep cash position of the Fund, and excludes any cash or cash equivalents that may be pledged as collateral for other investments of the Fund. Strategy allocation is subject to change and may have changed since the date specified.

Fund expenses (unaudited)	Wells Fargo Alternative Strategies Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.00	$14.56	2.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.76	$14.46	2.86%
Class C
Actual	$1,000.00	$1,026.70	$18.34	3.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.40	$18.16	3.60%
Administrator Class
Actual	$1,000.00	$1,021.40	$13.36	2.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.91	$13.30	2.63%
Institutional Class
Actual	$1,000.00	$1,020.40	$13.36	2.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.91	$13.30	2.63%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks: 57.10%

Consumer Discretionary: 9.12%

Auto Components: 0.12%
Bridgestone Corporation	1,030	$37,137
Delphi Automotive plc	345	23,236
Nifco Incorporated	282	14,887
Stanley Electric Company Limited	739	20,202
Tokai Rika Company Limited	1,190	23,876
Toyo Tire & Rubber Company Limited	4,768	59,358
Toyota Boshoku Corporation	433	9,955
Toyota Industries Corporation	870	41,462
TS Tech Company Limited	910	23,436

		253,549

Automobiles: 0.11%
Chongqing Changchun Automobile Class B	34,665	49,576
Fuji Heavy Industries Limited	1,815	74,106
Isuzu Motors Limited	2,535	32,123
Mazda Motor Corporation	1,105	18,077
Renault SA	365	32,470
Suzuki Motor Corporation	700	24,640

		230,992

Distributors: 0.01%
Paltac Corporation	800	18,906

Diversified Consumer Services: 0.13%
Kroton Educacional SA	15,148	62,040
New Oriental Education & Technology Group Incorporated †	1,482	62,392
Service Corporation International	5,452	154,837

		279,269

Hotels, Restaurants & Leisure: 1.72%
Caesars Acquisition Company Class A †	2,045	27,608
Caesars Entertainment Corporation †	2,571	21,854
Chipotle Mexican Grill Incorporated †	185	69,804
ClubCorp Holdings Incorporated	5,171	74,204
Compass Group plc	3,780	69,924
Domino’s Pizza Group plc	7,758	34,496
Domino’s Pizza Incorporated	2,914	464,025
Dunkin Brands Group Incorporated (b)	9,074	475,841
Genting Singapore plc	44,270	27,666
H.I.S. Company Limited	1,816	47,779
Hilton Worldwide Holdings Incorporated	2,687	73,086
Hyatt Hotels Corporation Class A †	1,225	67,694
Ladbrokes Coral Group plc	14,410	20,600
Las Vegas Sands Corporation	2,006	107,140
Mandarin Oriental International Limited	20,185	25,736
McDonald’s Corporation (b)	5,790	704,759

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	9

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International †(b)	27,619	$796,256
OPAP SA	6,698	59,225
Panera Bread Company Class A †	336	68,910
Sands China Limited	5,870	25,510
Tosho Company Limited	227	10,449
TUI AG	4,085	57,256
Yum! Brands Incorporated	6,790	430,011

		3,759,833

Household Durables: 0.38%
Alpine Electronics Incorporated	1,370	17,852
Cairn Homes plc †	120,679	171,494
Casio Computer Company Limited	1,280	18,103
Panahome Corporation	2,625	21,247
Sekisui Chemical Company Limited	2,187	34,880
Whirlpool Corporation	3,063	556,762

		820,338

Internet & Direct Marketing Retail: 0.45%
Amazon.com Incorporated †	62	46,492
Netflix Incorporated †	1,086	134,447
Qliro Group AB †	11,366	10,791
Start Today Company Limited	1,604	27,709
The Priceline Group Incorporated †	49	71,837
Wayfair Incorporated Class A †	19,457	681,968

		973,244

Leisure Products: 0.04%
Bandai Namco Holdings Incorporated	700	19,316
Sankyo Company Limited	627	20,252
Sega Sammy Holdings Incorporated	2,635	39,207
Yamaha Corporation	629	19,213

		97,988

Media: 2.83%
Clear Channel Outdoor Holdings Incorporated Class A	3,388	17,109
Comcast Corporation Class A (b)	20,877	1,441,557
Discovery Communications Incorporated Class A †(b)	14,318	392,456
DISH Network Corporation Class A †(b)	15,428	893,744
Grupo Televisa SA	6,950	28,987
M6 Metropole Television SA	1,535	28,552
Nippon Television Network Corporation (b)	4,395	79,796
Septeni Holdings Company Limited	6,005	20,552
SES SA	8,393	184,870
Societe Television Francaise 1 SA	5,387	53,593
The Walt Disney Company	10,664	1,111,402
Time Warner Incorporated (b)	18,953	1,829,533
TV Asahi Corporation	1,375	27,165
Wolters Kluwer NV	1,580	57,247

		6,166,563

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Multiline Retail: 0.02%
Marks & Spencer Group plc	9,356	$40,356
Seria Company Limited	235	15,985

		56,341

Specialty Retail: 3.07%
Advance Auto Parts Incorporated	639	108,068
Aoyama Trading Company Limited	1,025	35,694
AutoNation Incorporated †	28,343	1,378,887
AutoZone Incorporated †	1,555	1,228,123
CarMax Incorporated †(b)	6,043	389,109
Halfords Group plc	2,081	9,374
Hikari Tsushin Incorporated	292	27,208
Joyful Honda Company Limited	798	21,454
Lowe’s Companies Incorporated	9,348	664,830
Shimamura Company Limited	266	33,206
The Home Depot Incorporated (b)	20,388	2,733,624
The TJX Companies Incorporated	1,015	76,257

		6,705,834

Textiles, Apparel & Luxury Goods: 0.24%
Brunello Cucinelli SpA	1,122	24,023
Crocs Incorporated †	6,021	41,304
Deckers Outdoor Corporation †	3,366	186,443
Geox SpA	12,157	28,282
Global Brands Group Holding Limited †	202,335	26,875
Nike Incorporated Class B	3,234	164,384
Ralph Lauren Corporation	280	25,290
VF Corporation	685	36,545

		533,146

Consumer Staples: 5.63%

Beverages: 2.43%
Asahi Breweries Limited	720	22,732
Brown-Forman Corporation Class B	15,190	682,335
C&C Group plc	11,345	45,978
Coca-Cola HBC AG	1,453	31,695
Constellation Brands Incorporated Class A	11,648	1,785,755
Davide Campari-Milano SpA	59,951	586,268
Diageo plc	3,780	98,294
Heineken NV	5,187	389,087
Molson Coors Brewing Company Class B	14,027	1,364,967
Monster Beverage Corporation †	1,817	80,566
PepsiCo Incorporated	671	70,207
The Coca-Cola Company	2,243	92,995
Vina Concha y Toro SA	10,435	16,748
Yantai Changyu Pioneer Wine Company Limited Class B	12,800	34,251

		5,301,878

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	11

Security name	Shares	Value

Food & Staples Retailing: 1.52%
Casey’s General Stores Incorporated	9,792	$1,164,073
Costco Wholesale Corporation	8,795	1,408,167
J Sainsbury plc	25,442	78,167
Metro AG	1,766	58,716
The Kroger Company (b)	14,505	500,568
Walgreens Boots Alliance Incorporated	880	72,829
Welcia Holdings Company	393	24,009

		3,306,529

Food Products: 1.25%
Chocoladefabriken Lindt & Sprungli AG	20	1,215,752
CJ Cheiljedang Corporation	117	34,631
Mondelez International Incorporated Class A	848	37,592
Morinaga & Company Limited	725	30,241
Nestle SA	12,395	889,183
The Hershey Company	5,066	523,976

		2,731,375

Household Products: 0.12%
Colgate-Palmolive Company	1,893	123,878
Lion Corporation	1,909	31,361
Reckitt Benckiser Group plc	849	72,049
The Procter & Gamble Company	503	42,292

		269,580

Personal Products: 0.08%
Coty Incorporated Class A	3,717	68,058
Unilever NV ADR	2,338	95,998

		164,056

Tobacco: 0.23%
Altria Group Incorporated	272	18,393
British American Tobacco plc	1,079	61,455
Japan Tobacco Incorporated	775	25,490
Reynolds American Incorporated (b)	6,924	388,021

		493,359

Energy: 5.87%

Energy Equipment & Services: 1.47%
Baker Hughes Incorporated	2,056	133,578
Ensco plc Class A	2,631	25,573
Halliburton Company (b)	54,746	2,961,212
Helmerich & Payne Incorporated	348	26,935
Hilong Holding Limited	93,995	27,273
Saipem SpA †	38,534	21,701
Trican Well Service Limited †	3,690	12,642

		3,208,914

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 4.40%
Anadarko Petroleum Corporation	19,826	$1,382,467
BP plc	25,879	162,528
Cabot Oil & Gas Corporation	976	22,799
Canadian Natural Resources Limited	8,891	283,445
Cobalt International Energy Incorporated †	2,942	3,589
Concho Resources Incorporated †(b)	8,483	1,124,845
Continental Resources Incorporated †	11,645	600,183
Devon Energy Corporation (b)	12,523	571,925
Diamondback Energy Incorporated †	323	32,642
Eni SpA	8,200	133,533
EOG Resources Incorporated	858	86,744
Exxon Mobil Corporation	6,520	588,495
Hess Corporation	338	21,054
Imperial Oil Limited	1,995	69,405
Japan Petroleum Exploration Company	1,140	25,351
Kinder Morgan Incorporated	78,138	1,618,238
Marathon Oil Corporation	1,081	18,712
Newfield Exploration Company †	364	14,742
Nippon Gas Company Limited	580	16,674
Parsley Energy Incorporated Class A †(b)	23,543	829,655
Petroleo Brasileiro SA ADR †	3,200	32,352
Pioneer Natural Resources Company (b)	7,585	1,365,831
Plains All American Pipeline LP	8,143	262,937
Royal Dutch Shell plc Class B	3,957	114,795
Southwestern Energy Company †	1,547	16,739
Statoil ASA	1,748	32,064
Total SA	2,934	150,471
TransCanada Corporation	185	8,342

		9,590,557

Financials: 6.26%

Banks: 3.44%
Banca Popolare dell’Emilia Romagna Scarl	10,071	53,642
Banco Popular Espanol SA	39,508	38,178
Bank of America Corporation	71,544	1,581,122
Bank of Ireland †	164,800	40,594
Bank of Nova Scotia	779	43,375
Bank of the Ozarks Incorporated (b)	10,475	550,880
BNP Paribas SA	3,658	233,154
CaixaBank SA	30,420	100,548
Citigroup Incorporated	4,015	238,611
Citizens Financial Group Incorporated	1,272	45,321
DBS Group Holdings Limited	1,235	14,788
Eurobank Ergasias SA †	16,233	11,022
FinecoBank SpA	10,494	58,878
HDFC Bank Limited ADR	1,061	64,381
HSBC Holdings plc	20,046	162,285
ICICI Bank Limited ADR	8,448	63,276
ING Group NV	5,612	78,983
JPMorgan Chase & Company (b)	13,207	1,139,632

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	13

Security name	Shares	Value

Banks (continued)
Mitsubishi UFJ Financial Group Incorporated (b)	20,258	$124,833
PNC Financial Services Group Incorporated	1,678	196,259
Regions Financial Corporation (b)	57,239	821,952
Sberbank of Russia (a)	18,058	50,827
Sberbank ADR	5,100	59,058
Signature Bank †(b)	4,753	713,901
Societe Generale SA	2,092	102,939
Standard Chartered plc †	8,499	69,507
SunTrust Banks Incorporated	9,622	527,767
The San-in Godo Bank Limited	2,580	21,523
Tokyo TY Financial Group Incorporated	449	15,655
UniCredit SpA	13,523	38,918
Western Alliance Bancorp †	5,099	248,372

		7,510,181

Capital Markets: 1.45%
Affiliated Managers Group Incorporated †	7,130	1,035,989
ANIMA Holding SpA 144A	9,935	53,964
GAM Holding AG	2,235	25,899
Hellenic Exchanges SA Holding	6,177	31,796
Ichiyoshi Securities Company Limited	4,100	31,467
Intercontinental Exchange Incorporated	5,281	297,954
Japan Exchange Group Incorporated	2,044	29,206
Julius Baer Group Limited	2,039	90,567
Moody’s Corporation	8,759	825,711
Nomura Holdings Incorporated	3,645	21,491
OM Asset Management plc	15,728	228,056
Raymond James Financial Incorporated	397	27,500
SEI Investments Company	4,982	245,912
UBS Group AG	13,442	210,547

		3,156,059

Consumer Finance: 0.18%
Ally Financial Incorporated	12,337	234,650
Capital One Financial Corporation	919	80,174
Santander Consumer USA Holdings Incorporated †	5,460	73,710

		388,534

Diversified Financial Services: 0.07%
Amundi SA	1,603	83,906
Berkshire Hathaway Incorporated Class B †	469	76,438

		160,344

Insurance: 1.11%
Ageas NV	2,022	80,051
Ambac Financial Group Incorporated †	295	6,638
American International Group Incorporated	9,030	589,750
Assicurazioni Generali SpA	8,825	131,170
Chubb Limited	703	92,880

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Insurance (continued)
Coface SA	5,448	$35,556
Dai Ichi Mutual Life Insurance	1,780	29,637
Delta Lloyd NV	4,567	25,561
Japan Post Insurance Company Limited	1,476	31,610
MetLife Incorporated	1,539	82,937
MS&AD Insurance Group Holdings Incorporated	1,720	53,333
Principal Financial Group Incorporated	567	32,807
Prudential Financial Incorporated	3,819	397,405
Saga plc	19,508	46,905
Sony Financial Holdings Incorporated	1,650	25,751
Storebrand ASA †	9,779	52,002
T&D Holdings Incorporated	3,059	40,451
Tokio Marine Holdings Incorporated	1,691	69,391
Unum Group	680	29,872
W.R. Berkley Corporation	6,506	432,714
Willis Towers Watson plc	613	74,958
Zurich Insurance Group AG	218	60,029

		2,421,408

Thrifts & Mortgage Finance: 0.01%
Genworth Mortgage Insurance	8,070	19,044

Health Care: 5.19%

Biotechnology: 0.21%
Alder Biopharmaceuticals Incorporated †	795	16,536
Biogen Incorporated †	528	149,731
Incyte Corporation †	1,480	148,400
Regeneron Pharmaceuticals Incorporated †	143	52,494
Tesaro Incorporated †	126	16,944
Vertex Pharmaceuticals Incorporated †	800	58,936

		443,041

Health Care Equipment & Supplies: 2.02%
Align Technology Incorporated †	720	69,214
Becton Dickinson & Company	11,333	1,876,178
Dentsply Sirona Incorporated	7,200	415,656
IDEXX Laboratories Incorporated †	4,245	497,811
Medtronic plc	1,287	91,673
Shandong Weigao Group Medical Polymer Company Limited H Shares	45,490	30,387
St. Jude Medical Incorporated	17,812	1,428,344

		4,409,263

Health Care Providers & Services: 1.57%
Acadia Healthcare Company Incorporated †	764	25,288
Aetna Incorporated	4,936	612,113
Cardinal Health Incorporated	1,299	93,489
Envision Healthcare Corporation †	581	36,771
McKesson Corporation	361	50,702
Medipal Holdings Corporation	1,955	30,828

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	15

Security name	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	11,935	$1,910,078
Universal Health Services Incorporated Class B (b)	6,279	667,960

		3,427,229

Health Care Technology: 0.01%
Agfa-Gevaert NV †	6,396	24,729

Life Sciences Tools & Services: 0.52%
Mettler-Toledo International Incorporated †	539	225,604
Thermo Fisher Scientific Incorporated	6,430	907,273

		1,132,877

Pharmaceuticals: 0.86%
Allergan plc †	3,463	727,265
Almirall SA	2,385	37,056
Astellas Pharma Incorporated	2,839	39,436
AstraZeneca plc	4,191	229,196
AstraZeneca plc ADR	3,523	96,248
Bristol-Myers Squibb Company	3,205	187,300
H. Lundbeck AS †	813	33,073
Johnson & Johnson	807	92,974
Kaken Pharmaceutical Company Limited	496	26,312
Merck & Company Incorporated	1,476	86,892
Mylan NV †	1,635	62,375
Novartis AG	1,587	115,483
Ono Pharmaceutical Company Limited	2,521	55,122
Roche Holding AG	210	47,968
Teva Pharmaceutical Industries Limited ADR	503	18,234
UCB SA	423	27,121

		1,882,055

Industrials: 6.72%

Aerospace & Defense: 0.92%
Airbus Group NV	7,453	493,005
Cobham plc	52,904	106,731
Leonardo-Finmeccanica SpA †	6,886	96,696
Lockheed Martin Corporation (b)	2,521	630,099
Qinetiq Group plc	21,893	70,906
Raytheon Company	3,356	476,552
Thales SA	173	16,778
Ultra Electronics Holdings plc	2,367	56,621
United Technologies Corporation	512	56,125

		2,003,513

Air Freight & Logistics: 0.75%
FedEx Corporation	7,938	1,478,056
PostNL †	17,383	74,876
United Parcel Service Incorporated Class B	805	92,285

		1,645,217

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Airlines: 0.09%
Air France-KLM †	9,989	$54,404
Air New Zealand Limited	18,110	27,615
Deutsche Lufthansa AG	5,773	74,564
Japan Airlines Company Limited	1,080	31,557

		188,140

Building Products: 0.94%
Compagnie de Saint-Gobain SA	5,302	246,994
Fortune Brands Home & Security Incorporated	4,491	240,089
Johnson Controls International plc (b)	35,120	1,446,593
Owens Corning Incorporated	402	20,727
Sanwa Holdings Corporation	8,020	76,512
TOTO Limited	252	9,972

		2,040,887

Commercial Services & Supplies: 0.06%
Aeon Delight Company Limited	963	26,902
Atento SA †	2,705	20,558
Nippon Kanzai Company Limited	1,960	30,404
Spotless Group Holdings Limited	57,566	41,127

		118,991

Construction & Engineering: 0.11%
Balfour Beatty plc	10,182	33,742
Hazama Ando Corporation	6,845	45,155
JGC Corporation	1,206	21,917
Kandenko Company Limited	1,393	12,574
Kinden Corporation	2,385	29,753
Nippo Corporation	1,281	23,905
Taisei Corporation	3,090	21,627
Vinci SA	841	57,278

		245,951

Electrical Equipment: 0.81%
Denyo Company Limited	2,255	30,562
Eaton Corporation plc	270	18,114
Legrand SA	1,569	89,104
Mabuchi Motor Company Limited	275	14,353
Mitsubishi Electric Corporation	2,250	31,370
Rockwell Automation Incorporated	10,930	1,468,992
Schneider Electric SE	749	52,123
Ushio Incorporated	1,340	17,095
Zumtobel Group AG	2,471	44,193

		1,765,906

Industrial Conglomerates: 0.13%
Beijing Enterprises Holdings Limited	6,110	28,878
Honeywell International Incorporated	377	43,675

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	17

Security name	Shares	Value

Industrial Conglomerates (continued)
Koninklijke Philips NV	1,476	$45,058
Rheinmetall AG	2,317	155,852

		273,463

Machinery: 0.28%
Alstom SA †	5,899	162,536
Atlas Copco AB Class A	1,281	39,018
Daifuku Company Limited	1,500	31,996
Hino Motors Limited	3,425	34,873
IHI Corporation †	9,575	24,905
Kawasaki Heavy Industries Limited	9,913	31,128
Makita Corporation	486	32,559
Mitsubishi Heavy Industries Limited	8,945	40,762
NGK Insulators Limited	1,875	36,369
Shinmaywa Industries Limited	1,131	10,171
SMC Corporation	116	27,696
Takuma Company Limited	3,195	27,310
The Middleby Corporation †	737	94,933
Toshiba Machine Company Limited	4,015	16,112

		610,368

Marine: 0.03%
DS Norden AS †	2,247	35,157
Kuehne & Nagel International AG	268	35,425

		70,582

Professional Services: 0.77%
Adecco SA	765	50,071
Experian Group Limited	4,089	79,318
Hays plc	28,740	52,845
IHS Markit Limited †	1,193	42,244
Nielsen Holdings plc	24,656	1,034,319
Recruit Holdings Company Limited	663	26,605
Robert Half International Incorporated	7,593	370,387
SThree plc	2,626	10,037
TechnoPro Holdings Incorporated	606	19,444

		1,685,270

Road & Rail: 1.70%
Avis Budget Group Incorporated †(b)	2,361	86,601
Canadian National Railway Company	1,305	87,826
CSX Corporation (b)	40,749	1,464,112
DSV AS	1,494	66,466
Genesee & Wyoming Incorporated Class A †	722	50,114
Hitachi Transport System Limited	1,110	22,537
J.B. Hunt Transport Services Incorporated	982	95,323
Kansas City Southern	400	33,940
Knight Transportation Incorporated	1,606	53,078

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Road & Rail (continued)
Old Dominion Freight Line Incorporated †	4,813	$412,907
Union Pacific Corporation (b)	12,846	1,331,873

		3,704,777

Trading Companies & Distributors: 0.12%
Fastenal Company	1,449	68,074
Itochu Corporation	3,618	48,044
Rexel SA	6,810	112,080
SIG plc	30,932	39,340

		267,538

Transportation Infrastructure: 0.01%
Hamburger Hafen Und Logistik AG	1,227	22,861

Information Technology: 11.04%

Communications Equipment: 0.40%
ARRIS International plc †	907	27,328
Cisco Systems Incorporated	956	28,890
Juniper Networks Incorporated (b)	17,399	491,696
Motorola Solutions Incorporated	404	33,488
Nokia Oyj	22,566	108,984
Radware Limited †	7,277	106,099
Telefonaktiebolaget LM Ericsson Class B	12,287	72,153

		868,638

Electronic Equipment, Instruments & Components: 0.34%
Alps Electric Company Limited	1,442	34,867
Amano Corporation	1,529	26,858
Flextronics International Limited †(b)	38,616	554,912
Hosiden Corporation	2,305	18,657
Largan Precision Company Limited	380	44,686
Siix Corporation	652	22,008
Spectris plc	700	19,954
WPG Holdings Company Limited	22,130	26,093

		748,035

Internet Software & Services: 3.43%
Alibaba Group Holding Limited ADR †	1,500	131,715
Alphabet Incorporated Class A †	1,515	1,200,562
Alphabet Incorporated Class C †(b)	2,105	1,624,681
Baidu Incorporated ADR †	687	112,950
Dena Company Limited	1,831	40,012
Envestnet Incorporated †	812	28,623
Facebook Incorporated Class A †(b)	13,948	1,604,718
GMO Internet Incorporated	749	9,574
Just Eat plc †	8,319	59,822
Mimecast Limited †	1,670	29,893
SMS Company Limited	698	15,474
Tencent Holdings Limited	2,123	51,935

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	19

Security name	Shares	Value

Internet Software & Services (continued)
Yahoo! Incorporated †	63,560	$2,457,865
Yandex NV Class A †	5,902	118,807

		7,486,631

IT Services: 1.00%
Accenture plc Class A	747	87,496
Alliance Data Systems Corporation	316	72,206
Automatic Data Processing Incorporated	741	76,160
Cerved Information Solutions SpA	11,369	94,424
Cognizant Technology Solutions Corporation Class A †(b)	11,600	649,948
CSRA Incorporated (b)	10,005	318,559
MasterCard Incorporated Class A	7,451	769,316
Sopra Steria Group	394	44,730
Visa Incorporated Class A	861	67,175

		2,180,014

Semiconductors & Semiconductor Equipment: 0.73%
Intel Corporation	5,114	185,485
Kontron AG †	5,039	15,117
Marvell Technology Group Limited (b)	76,185	1,056,686
Micron Technology Incorporated †	3,139	68,807
Silicon Motion Technology Corporation	440	18,691
Skyworks Solutions Incorporated	725	54,129
STMicroelectronics NV	6,734	76,556
Taiwan Semiconductor Manufacturing Company Limited	6,400	36,042
Tokyo Electron Limited	420	39,691
Tokyo Seimitsu Company Limited	1,265	37,504

		1,588,708

Software: 2.92%
Dell Technologies Incorporated Class V †	879	48,319
Microsoft Corporation (b)	42,168	2,620,320
Nintendo Company Limited	479	100,575
Nuance Communications Incorporated †	12,382	184,492
Oracle Corporation (b)	17,930	689,409
PTC Incorporated †(b)	18,221	843,086
ServiceNow Incorporated †	540	40,144
SS&C Technologies Holdings Incorporated	742	21,221
Symantec Corporation (b)	15,250	364,323
The Descartes Systems Group Incorporated †	1,755	37,423
Verint Systems Incorporated †(b)	19,623	691,711
VMware Incorporated Class A †(b)	8,186	644,484
Workday Incorporated Class A †	1,307	86,380

		6,371,887

Technology Hardware, Storage & Peripherals: 2.22%
Apple Incorporated	382	44,243
Catcher Technology Company Limited	5,535	38,470

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Company	10,461	$242,068
HP Incorporated (b)	87,849	1,303,679
NetApp Incorporated	29,605	1,044,168
Samsung Electronics Company Limited	68	101,454
Western Digital Corporation (b)	30,216	2,053,177

		4,827,259

Materials: 4.86%

Chemicals: 2.56%
Akzo Nobel NV	1,215	75,958
Albemarle Corporation	3,259	280,535
Celanese Corporation Series A	661	52,047
CF Industries Holdings Incorporated	1,087	34,219
Ingevity Corporation †	10,375	569,173
JSR Corporation	1,832	28,889
LG Chem Limited	104	22,474
Mitsui Chemicals Incorporated	3,128	14,051
Nissan Chemical Industries Limited	737	24,624
Platform Specialty Products Corporation †	7,058	69,239
Praxair Incorporated	601	70,431
The Sherwin-Williams Company	14,721	3,956,122
The Valspar Corporation	1,857	192,404
Valvoline Incorporated	9,037	194,296

		5,584,462

Construction Materials: 1.25%
Boral Limited	6,555	25,592
BRAAS Monier Building Group SA	3,267	86,577
Buzzi Unicem SpA	4,567	108,216
CRH plc	2,412	83,673
CRH plc - London Exchange	3,120	108,816
Ibstock plc 144A	23,082	52,995
LafargeHolcim Limited - BATS Exchange	4,976	262,165
Martin Marietta Materials Incorporated	1,866	413,375
Sumitomo Osaka Cement Company	8,910	33,620
Taiheiyo Cement Corporation	9,085	28,761
Vicat SA	607	36,842
Vulcan Materials Company (b)	11,366	1,422,455
Wienerberger AG	3,830	66,502

		2,729,589

Containers & Packaging: 0.56%
Ball Corporation	8,929	670,300
Berry Plastics Group Incorporated †(b)	6,709	326,930
International Paper Company	1,380	73,223
Smurfit Kappa Group plc	4,130	94,753
WestRock Company	919	46,658

		1,211,864

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	21

Security name	Shares	Value

Metals & Mining: 0.49%
Anglo American plc †	4,167	$59,571
BHP Billiton Limited ADR	638	22,828
Centerra Gold Incorporated	700	3,279
Constellium NV Class A †	1,751	10,331
Franco-Nevada Corporation	197	11,773
Freeport-McMoRan Incorporated †	18,047	238,040
Glencore International plc †	25,469	87,055
Klondex Mines Limited †	2,000	9,310
Lonmin plc †	3,474	6,058
Randgold Resources Limited ADR	315	24,047
Reliance Steel & Aluminum Company	555	44,145
Rio Tinto plc ADR	575	22,115
Salzgitter AG	1,326	46,830
Sanyo Special Steel Company Limited	3,410	16,164
Steel Dynamics Incorporated	11,364	404,331
Vale SA ADR	6,028	45,933
Yamato Kogyo Company Limited	960	26,901

		1,078,711

Real Estate: 0.72%

Equity REITs: 0.28%
Columbia Property Trust Incorporated	1,083	23,393
National Storage REIT NPV	33,666	36,321
Hibernia REIT plc	72,021	93,326
Irish Residential Properties REIT plc	55,688	68,585
Public Storage Incorporated	342	76,437
Equinix Incorporated	176	62,904
LaSalle Logiport REIT	38	35,992
American Tower Corporation	917	96,909
Grivalia Properties Real Estate Investment Company	8,660	69,828
Host Hotels & Resorts Incorporated	2,018	38,019

		601,714

Real Estate Management & Development: 0.44%
CBRE Group Incorporated Class A †	15,844	498,928
Daito Trust Construction Company Limited	226	33,994
LEG Immobilien AG	781	60,672
Corporacion Inmobiliaria Vesta SAB de CV	25,510	30,642
BR Malls Participacoes SA †	11,700	42,958
Grand City Properties SA	10,162	184,952
Daiwa House Industry Company Limited	1,705	46,624
Sumitomo Real Estate Sales Company Limited	2,564	59,781

		958,551

Telecommunication Services: 1.39%

Diversified Telecommunication Services: 1.23%
Cellnex Telecom SA	26,348	379,002
Hellenic Telecommunications Organization SA	8,222	77,288

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corporation	3,254	$136,758
Sunrise Communications Group AG 144A	4,988	328,190
Telecom Italia SpA †	31,802	28,020
Telecom Italia RSP	38,978	28,188
Telefonica SA	4,642	43,098
Verizon Communications Incorporated (b)	31,282	1,669,833

		2,690,377

Wireless Telecommunication Services: 0.16%
KDDI Corporation	3,095	78,371
Orange Belgium SA †	1,691	35,343
VimpelCom Limited ADR	58,300	224,455

		338,169

Utilities: 0.30%

Electric Utilities: 0.05%
Iberdrola SA	9,395	61,652
Power Assets Holdings Limited	5,625	49,580

		111,232

Gas Utilities: 0.04%
ENN Energy Holdings Limited	11,250	46,280
Infraestructura Energetica Nova SAB de CV	5,025	21,889
UGI Corporation	320	14,746

		82,915

Independent Power & Renewable Electricity Producers: 0.03%
China Longyuan Power Group Corporation H Shares	47,000	36,730
Huadian Fuxin Energy Corporation Limited H Shares	28,261	6,268
Huaneng Renewables Corporation Limited H Shares	63,845	20,748

		63,746

Multi-Utilities: 0.17%
E.ON SE	25,285	178,329
Engie SA	4,405	56,200
National Grid plc	6,366	74,657
RWE AG †	2,307	28,692
Veolia Environnement SA	2,488	42,362

		380,240

Water Utilities: 0.01%
Guangdong Investment Limited	16,380	21,630

Total Common Stocks (Cost $112,672,800)		124,504,851

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 1.39%

Consumer Discretionary: 0.53%

Hotels, Restaurants & Leisure: 0.07%
Caesars Entertainment Operating Company Incorporated (s)	9.00%	2-15-2020	$83,602	$86,737
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	35,000	25,113
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	49,197	50,058

				161,908

Multiline Retail: 0.04%
Neiman Marcus Group Limited 144A	8.00	10-15-2021	90,000	66,825
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	15,000	10,613

				77,438

Specialty Retail: 0.42%
Guitar Center Incorporated 144A	6.50	4-15-2019	195,000	176,963
New Albertsons Incorporated (i)	6.52	4-10-2028	100,000	78,875
New Albertsons Incorporated (i)	6.57	2-23-2028	545,000	478,919
New Albertsons Incorporated	6.63	6-1-2028	20,000	17,900
New Albertsons Incorporated (i)	7.15	7-23-2027	15,000	12,450
New Albertsons Incorporated	7.75	6-15-2026	25,000	24,750
New Albertsons Incorporated	8.00	5-1-2031	100,000	95,750
New Albertsons Incorporated	8.70	5-1-2030	25,000	25,125

				910,732

Financials: 0.46%

Insurance: 0.46%
Ambac Assurance Corporation 144A	5.10	6-7-2020	839,654	1,015,981

Health Care: 0.25%

Health Care Equipment & Supplies: 0.25%
Community Health Systems Incorporated	5.13	8-1-2021	585,000	542,588

Industrials: 0.15%

Aerospace & Defense: 0.15%
DynCorp International Incorporated	11.88	11-30-2020	352,769	328,075

Total Corporate Bonds and Notes (Cost $2,922,762)				3,036,722

			Shares
Exchange-Traded Funds: 0.01%
TOPIX ETF			1,470	19,571

Total Exchange-Traded Funds (Cost $19,626)				19,571

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @: 0.08%

Consumer Discretionary: 0.08%

Textiles, Apparel & Luxury Goods: 0.08%
Boardriders SA (EUR)	9.50%	12-15-2020	193,000	$170,656

Total Foreign Corporate Bonds and Notes (Cost $190,055)				170,656

			Shares
Investment Companies: 5.10%

Alternative Investment Funds: 5.10%
AQR Managed Futures Strategy Fund Class I			1,192,899	11,117,816

Total Investment Companies (Cost $12,153,102)				11,117,816

			Principal
Municipal Obligations: 0.35%

Puerto Rico: 0.35%
Puerto Rico Commonwealth Public Improvement Series A (GO Revenue) (i)(s)	5.75	7-1-2041	$5,000	3,075
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2041	10,000	6,050
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)(s)	5.13	7-1-2037	95,000	58,781
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2033	80,000	49,800
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2034	10,000	6,238
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (Tax Revenue) (i)(s)	5.13	7-1-2031	10,000	6,288
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series B (GO Revenue) (i)(s)	5.25	7-1-2032	5,000	3,088
Puerto Rico Public Buildings Authority Government Facilities Series T (Miscellaneous Revenue) (i)(s)	5.60	7-1-2030	646,000	423,130
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	110,000	77,296
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	90,000	63,231
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	65,000	45,678
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	15,000	10,538
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2038	10,000	7,027

Total Municipal Obligations (Cost $810,324)				760,220

Non-Agency Mortgage-Backed Securities: 5.75%
American Home Mortgage Investment Corporation Series 2006-1 Class A2 ±	0.91	3-25-2046	2,656,916	1,087,638
Bear Stearns Alternative A-paper Trust Series 2006-3 Class 34A1 ±	3.10	5-25-2036	1,889,172	1,144,883
BNC Mortgage Loan Trust Series 2007-4 Class A2 ±	2.09	11-25-2037	2,500,000	1,090,781
Carrington Mortgage Loan Trust Series 06-NC4 Class A3 ±	0.75	10-25-2036	3,250,000	2,335,585
Citi Held for Asset Issuance Series 16-MP1 Class A 144A	4.65	4-15-2025	764,031	777,005
Citi Held for Asset Issuance Series 16-MP1 Class B 144A	7.67	4-15-2025	915,000	964,627
Credit-Based Asset Servicing and Securitization LLC Series 07-CB4 Class A1B ±	0.71	4-25-2037	8,000,000	2,357,228
JPMorgan Chase Real Estate Mortgage Investment Conduit Series 2015-4 Class 1A7 144A±	0.72	6-26-2047	3,285,191	996,305

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Lehman Mortgage Trust Series 2008-4 Class A1 ±	1.14%	1-25-2037	$929,120	$445,995
Merrill Lynch Alternative Note Series 2007-OAR2 Class A2 ±	0.80	4-25-2037	2,382,377	1,329,865

Total Non-Agency Mortgage-Backed Securities (Cost $12,526,228)				12,529,912

		Expiration date	Shares

Participation Notes: 1.50%

Financials: 0.94%

Banks: 0.94%
HSBC Bank plc (Alinma AB) †		1-22-2018	511,465	2,054,476

Materials: 0.56%

Chemicals: 0.56%
Merrill Lynch International & Company CV (Saudi Basic Industries Corporation) †		3-2-2017	50,295	1,226,508

Total Participation Notes (Cost $2,910,731)				3,280,984

	Dividend yield
Preferred Stocks: 0.28%

Financials: 0.01%

Thrifts & Mortgage Finance: 0.01%
FHLMC †	0.00		450	3,420
FHLMC †	0.00		219	1,303
FHLMC †	0.00		443	2,798
FNMA †	0.00		400	3,200
FNMA †	0.00		484	3,340

				14,061

Health Care: 0.22%

Pharmaceuticals: 0.22%
Allergan plc ±	7.21		621	473,488

Industrials: 0.03%

Transportation Infrastructure: 0.03%
Uber Technologies Incorporated †(a)(i)	0.00		1,216	59,307

Utilities: 0.02%

Water Utilities: 0.02%
Companhia de Saneamento do Parana ±	3.09		16,800	55,489

Total Preferred Stocks (Cost $700,057)				602,345

	Strike price		Contracts
Purchased Put Options: 0.26%
Corning Incorporated	$24	2-17-2017	30,300	23,331
Electronic Arts Incorporated	78	1-20-2017	9,600	14,112
iShares MSCI Emerging Markets ETF	35	2-17-2017	180,300	149,649

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Strike price	Expiration date	Contracts	Value

Purchased Put Options (continued)
S&P 500 Index	$1,875	3-17-2017	2,100	$11,760
S&P 500 Index	1,875	6-16-2017	2,100	44,940
S&P 500 Index	1,975	12-15-2017	1,700	116,450
S&P 500 Index	2,025	9-15-2017	1,700	101,150
SPDR S&P 500 ETF	223	2-17-2017	27,700	105,260

Total Purchased Put Options (Cost $894,663)				566,652

			Shares
Warrants: 0.00%

Industrials: 0.00%

Trading Companies & Distributors: 0.00%
Nexeo Solutions Incorporated †		6-9-2021	14,855	10,399

Total Warrants (Cost $11,201)				10,399

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes: 0.51%

Energy: 0.26%

Oil, Gas & Consumable Fuels: 0.26%
Weatherford International Limited	7.00%	3-15-2038	$675,000	561,938

Health Care: 0.25%

Pharmaceuticals: 0.25%
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	360,000	270,450
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	315,000	270,604

				541,054

Total Yankee Corporate Bonds and Notes (Cost $1,085,415)				1,102,992

	Yield		Shares
Short-Term Investments: 19.99%

Investment Companies: 18.52%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.43		40,395,204	40,395,204

			Principal

U.S. Treasury Securities: 1.47%
U.S. Treasury Bill #(z)	0.51	3-16-2017	$3,210,000	3,206,790

Total Short-Term Investments (Cost $43,601,801)				43,601,994

			Shares

Securities Sold Short: (22.68%)

Common Stocks: (13.95%)

Consumer Discretionary: (1.73%)

Auto Components: (0.11%)
Delphi Automotive plc			(3,687)	(248,319)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	27

Security name	Shares	Value

Automobiles: (0.93%)
Ford Motor Company	(15,694)	$(190,368)
General Motors Company	(7,847)	(273,389)
Tesla Motors Incorporated †	(1,108)	(236,769)
Toyota Motor Corporation ADR	(11,274)	(1,321,313)

		(2,021,839)

Hotels, Restaurants & Leisure: (0.18%)
Darden Restaurants Incorporated	(5,287)	(384,471)
Domino’s Pizza Incorporated	(74)	(11,784)

		(396,255)

Household Durables: (0.15%)
Electrolux AB Series B	(12,881)	(319,954)

Internet & Direct Marketing Retail: (0.15%)
The Priceline Group Incorporated †	(222)	(325,465)

Multiline Retail: (0.01%)
Dollar Tree Incorporated †	(149)	(11,500)

Specialty Retail: (0.01%)
Burlington Stores Incorporated †	(151)	(12,797)
Ross Stores Incorporated	(263)	(17,253)

		(30,050)

Textiles, Apparel & Luxury Goods: (0.19%)
Compagnie Financière Richemont SA	(3,058)	(202,555)
The Swatch Group AG	(670)	(208,376)

		(410,931)

Consumer Staples: (0.72%)

Food & Staples Retailing: (0.34%)
Costco Wholesale Corporation	(4,012)	(642,361)
Wal-Mart Stores Incorporated	(1,262)	(87,229)

		(729,590)

Household Products: (0.28%)
The Procter & Gamble Company	(7,324)	(615,802)

Tobacco: (0.10%)
British American Tobacco plc	(1,907)	(214,862)

Energy: (3.47%)

Energy Equipment & Services: (1.64%)
National Oilwell Varco Incorporated	(42,470)	(1,590,077)
Schlumberger Limited	(23,711)	(1,990,538)

		(3,580,615)

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: (1.83%)
Apache Corporation	(17,417)	$(1,105,457)
Chevron Corporation	(10,107)	(1,189,594)
EOG Resources Incorporated	(1,188)	(120,107)
Marathon Oil Corporation	(10,525)	(182,188)
Occidental Petroleum Corporation	(19,465)	(1,386,492)

		(3,983,838)

Financials: (0.09%)

Banks: (0.09%)
DBS Group Holdings Limited	(16,662)	(199,509)

Health Care: (0.50%)

Health Care Equipment & Supplies: (0.39%)
Abbott Laboratories	(15,513)	(595,854)
Intuitive Surgical Incorporated †	(402)	(254,936)

		(850,790)

Health Care Technology: (0.11%)
Cerner Corporation †	(5,160)	(244,429)

Industrials: (2.34%)

Aerospace & Defense: (0.68%)
The Boeing Company	(1,027)	(159,883)
United Technologies Corporation	(11,974)	(1,312,590)

		(1,472,473)

Industrial Conglomerates: (0.70%)
3M Company	(1,557)	(278,033)
General Electric Company	(39,621)	(1,252,023)

		(1,530,056)

Machinery: (0.15%)
Caterpillar Incorporated	(3,609)	(334,699)

Road & Rail: (0.68%)
Kansas City Southern	(2,952)	(250,477)
Union Pacific Corporation	(11,771)	(1,220,417)

		(1,470,894)

Trading Companies & Distributors: (0.13%)
W.W. Grainger Incorporated	(1,237)	(287,293)

Information Technology: (4.48%)

Electronic Equipment, Instruments & Components: (0.88%)
Amphenol Corporation Class A	(6,801)	(457,027)
Corning Incorporated	(60,284)	(1,463,093)

		(1,920,120)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	29

Security name	Shares	Value

Internet Software & Services: (0.50%)
Alibaba Group Holding Limited ADR †	(9,254)	$(812,594)
MercadoLibre Incorporated	(1,637)	(255,601)
Yahoo! Incorporated	(8,200)	(31,502)

		(1,099,697)

IT Services: (1.40%)
Accenture plc Class A	(4,313)	(505,182)
Infosys Limited ADR	(95,739)	(1,419,810)
International Business Machines Corporation	(6,781)	(1,125,578)

		(3,050,570)

Software: (1.51%)
Activision Blizzard Incorporated	(26,404)	(953,448)
Electronic Arts Incorporated †	(17,103)	(1,347,032)
Oracle Corporation	(12,785)	(491,583)
Workday Incorporated Class A †	(7,729)	(510,810)

		(3,302,873)

Technology Hardware, Storage & Peripherals: (0.19%)
Apple Incorporated	(3,506)	(406,065)

Materials: (0.13%)

Metals & Mining: (0.13%)
Barrick Gold Corporation	(17,600)	(281,248)

Real Estate: (0.35%)

Equity REITs: (0.35%)
AvalonBay Communities Incorporated	(1,504)	(266,434)
Equinix Incorporated	(1,368)	(488,937)

		(755,371)

Telecommunication Services: (0.03%)

Diversified Telecommunication Services: (0.03%)
AT&T Incorporated	(1,741)	(74,045)

Utilities: (0.11%)

Multi-Utilities: (0.11%)
Consolidated Edison Incorporated	(3,310)	(243,882)

Total Common Stocks - Securities Sold Short (Proceeds $(30,270,219))		(30,413,034)

Exchange-Traded Funds: (8.73%)
Consumer Discretionary Select Sector SPDR Fund ETF	(6,660)	(542,124)
Consumer Staples Select Sector SPDR Fund ETF	(51,231)	(2,649,157)
Health Care Select Sector SPDR Fund ETF	(3,345)	(230,604)
Industrial Select Sector SPDR Fund ETF	(10,563)	(657,230)
iShares iBoxx $ High Yield Corporate Bond ETF	(9,017)	(780,421)
iShares MSCI Brazil Capped ETF	(23,142)	(771,554)

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Alternative Strategies Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI China ETF	(22,166)	$(969,319)
iShares MSCI Emerging Markets ETF	(43,945)	(1,538,514)
SPDR S&P 500 ETF	(43,516)	(9,727,131)
SPDR S&P Regional Banking ETF	(11,267)	(626,107)
Technology Select Sector SPDR Fund ETF	(11,238)	(543,470)

Total Exchange-Traded Funds - Securities Sold Short (Proceeds $(18,883,968))		(19,035,631)

Total Securities Sold Short (Proceeds $(49,154,187))		(49,448,665)

Total investments in securities (excluding securities sold short) (Cost $190,498,765) *	92.32%	201,305,114
Total securities sold short (Proceeds $(49,154,187))	(22.68)	(49,448,665)
Other assets and liabilities, net	30.36	66,200,616

Total net assets	100.00%	$218,057,065

†	Non-income-earning security

(b)	All or a portion of this security is segregated as collateral for securities sold short.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(i)	Illiquid security

@	Foreign bond principal is denominated in the local currency of the issuer.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $192,585,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,759,963
Gross unrealized losses	(6,040,756)

Net unrealized gains	$8,719,207

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund	31

Assets
Investments
In unaffiliated securities, at value (cost $150,103,561)	$160,909,910
In affiliated securities, at value (cost $40,395,204)	40,395,204

Total investments, at value (cost $190,498,765)	201,305,114
Cash at prime broker for securities sold short	47,514,845
Cash at prime broker for derivatives	1,544,643
Foreign currency, at value (cost $14,745,976)	14,478,734
Receivable for investments sold	4,143,452
Principal paydown receivable	11,386
Receivable for Fund shares sold	734,296
Receivable for dividends and interest	254,621
Receivable for daily variation margin on open futures contracts	164,335
Unrealized gains on forward foreign currency contracts	131,896
Unrealized gains on total return swap transactions	151,829
Prepaid expenses and other assets	46,347

Total assets	270,481,498

Liabilities
Dividends payable on securities sold short	99,625
Payable for investments purchased	291,386
Payable for Fund shares redeemed	1,518,183
Due to custodian bank	40,490
Unrealized losses on total return swap transactions	615
Unrealized losses on forward foreign currency contracts	14,264
Payable for daily variation margin on open futures contracts	186,982
Written options, at value (premiums received $339,311)	149,639
Payable for securities sold short, at value (proceeds $49,154,187)	49,448,665
Management fee payable	279,609
Distribution fee payable	5,563
Administration fees payable	28,453
Accrued expenses and other liabilities	360,959

Total liabilities	52,424,433

Total net assets	$218,057,065

NET ASSETS CONSIST OF
Paid-in capital	$222,185,125
Accumulated net investment loss	(2,461,900)
Accumulated net realized losses on investments	(12,115,869)
Net unrealized gains on investments	10,449,709

Total net assets	$218,057,065

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$14,558,036
Shares outstanding – Class A1	1,460,984
Net asset value per share – Class A	$9.96
Maximum offering price per share – Class A2	$10.57
Net assets – Class C	$7,343,373
Shares outstanding – Class C1	752,066
Net asset value per share – Class C	$9.76
Net assets – Administrator Class	$2,642,157
Shares outstanding – Administrator Class[1]	262,739
Net asset value per share – Administrator Class	$10.06
Net assets – Institutional Class	$193,513,499
Shares outstanding – Institutional Class[1]	19,288,884
Net asset value per share – Institutional Class	$10.03

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Alternative Strategies Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$1,041,130
Dividends (net of foreign withholding taxes of $14,919)	994,109
Income from affiliated securities	88,266

Total investment income	2,123,505

Expenses
Management fee	2,151,272
Administration fees
Class A	17,903
Class C	11,092
Administrator Class	18,116
Institutional Class	123,744
Shareholder servicing fees
Class A	21,314
Class C	13,204
Administrator Class	34,838
Distribution fee
Class C	39,613
Custody and accounting fees	276,631
Professional fees	33,225
Registration fees	45,987
Shareholder report expenses	45,287
Trustees’ fees and expenses	15,285
Dividend expense on securities sold short	627,924
Prime broker fees	282,324
Other fees and expenses	55,193

Total expenses	3,812,952
Less: Fee waivers and/or expense reimbursements	(506,250)

Net expenses	3,306,702

Net investment loss	(1,183,197)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	890,553
Securities sold short	(4,319,247)
Futures transactions	594,812
Forward foreign currency contract transactions	701,698
Foreign currency and foreign currency translations	87,919
Written options	187,878
Credit default swap transactions	998
Total return swap transactions	(149,227)

Net realized losses on investments	(2,004,616)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,479,042
Securities sold short	239,794
Futures transactions	(1,045,464)
Forward foreign currency contract transactions	10,865
Foreign currency and foreign currency translations	(594,301)
Written options	85,100
Credit default swap transactions	(385)
Total return swap transactions	277,470

Net change in unrealized gains (losses) on investments	2,452,121

Net realized and unrealized gains (losses) on investments	447,505

Net decrease in net assets resulting from operations	$(735,692)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Alternative Strategies Fund	33

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment loss		$(1,183,197)		$(1,733,443)
Net realized losses on investments		(2,004,616)		(7,419,092)
Net change in unrealized gains (losses) on investments		2,452,121		2,956,492

Net decrease in net assets resulting from operations		(735,692)		(6,196,043)

Distributions to shareholders from
Net realized gains
Class A		0		(223,836)
Class C		0		(188,485)
Administrator Class		0		(361,883)
Institutional Class		0		(3,490,785)

Total distributions to shareholders		0		(4,264,989)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	232,940	2,350,193	1,817,481	18,623,286
Class C	57,703	568,200	1,350,979	13,802,561
Administrator Class	907,306	9,143,597	6,586,679	67,641,035
Institutional Class	4,898,676	49,241,343	16,461,170	170,134,081

		61,303,333		270,200,963

Reinvestment of distributions
Class A	0	0	22,001	223,789
Class C	0	0	18,330	184,236
Administrator Class	0	0	35,306	360,174
Institutional Class	0	0	238,285	2,433,253

		0		3,201,452

Payment for shares redeemed
Class A	(532,004)	(5,337,000)	(470,113)	(4,738,024)
Class C	(592,697)	(5,829,471)	(310,737)	(3,077,186)
Administrator Class	(4,148,165)	(41,525,785)	(3,715,198)	(38,113,736)
Institutional Class	(4,044,849)	(40,827,922)	(10,183,562)	(105,316,859)

		(93,520,178)		(151,245,805)

Net increase (decrease) in net assets resulting from capital share transactions		(32,216,845)		122,156,610

Total increase (decrease) in net assets		(32,952,537)		111,695,578

Net assets
Beginning of period		251,009,602		139,314,024

End of period		$218,057,065		$251,009,602

Accumulated net investment loss		$(2,461,900)		$(1,278,703)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Alternative Strategies Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30		Year ended July 31, 2014[2]
CLASS A		2016	2015[1]
Net asset value, beginning of period	$10.01	$10.58	$10.08	$10.00
Net investment loss	(0.06)[3]	(0.10)[3]	(0.06)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	0.01	(0.28)	0.71	0.12

Total from investment operations	(0.05)	(0.38)	0.65	0.08
Distributions to shareholders from
Net realized gains	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$9.96	$10.01	$10.58	$10.08
Total return[4]	(0.50)%	(3.65)%	6.49%	0.80%
Ratios to average net assets (annualized)
Gross expenses[5]	3.33%	3.36%	3.40%	3.77%
Net expenses[5]	2.86%	2.95%	2.93%	3.00%
Net investment loss[5]	(1.14)%	(0.96)%	(0.64)%	(1.70)%
Supplemental data
Portfolio turnover rate	122%	284%	237%	92%
Net assets, end of period (000s omitted)	$14,558	$17,616	$4,133	$1,571

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.74%
Year ended June 30, 2016	0.83%
Year ended June 30, 2015[1]	0.64%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Alternative Strategies Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30		Year ended July 31, 2014[2]
CLASS C		2016	2015[1]
Net asset value, beginning of period	$9.84	$10.49	$10.06	$10.00
Net investment loss	(0.10)[3]	(0.17)[3]	(0.13)[3]	(0.06)
Net realized and unrealized gains (losses) on investments	0.02	(0.29)	0.71	0.12

Total from investment operations	(0.08)	(0.46)	0.58	0.06
Distributions to shareholders from
Net realized gains	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$9.76	$9.84	$10.49	$10.06
Total return[4]	(0.81)%	(4.46)%	5.80%	0.60%
Ratios to average net assets (annualized)
Gross expenses[5]	4.06%	4.10%	4.14%	4.49%
Net expenses[5]	3.60%	3.70%	3.70%	3.75%
Net investment loss[5]	(1.89)%	(1.73)%	(1.35)%	(2.45)%
Supplemental data
Portfolio turnover rate	122%	284%	237%	92%
Net assets, end of period (000s omitted)	$7,343	$12,670	$2,396	$1,133

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.72%
Year ended June 30, 2016	0.83%
Year ended June 30, 2015[1]	0.64%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Alternative Strategies Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30		Year ended July 31, 2014[2]
ADMINISTRATOR CLASS		2016	2015[1]
Net asset value, beginning of period	$10.04	$10.60	$10.08	$10.00
Net investment loss	(0.05)[3]	(0.09)[3]	(0.05)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	0.07	(0.28)	0.72	0.12

Total from investment operations	0.02	(0.37)	0.67	0.08
Distributions to shareholders from
Net realized gains	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.06	$10.04	$10.60	$10.08
Total return[4]	0.20%	(3.55)%	6.58%	0.90%
Ratios to average net assets (annualized)
Gross expenses[5]	3.17%	3.28%	3.25%	3.57%
Net expenses[5]	2.63%	2.79%	2.78%	2.84%
Net investment loss[5]	(0.93)%	(0.85)%	(0.51)%	(1.54)%
Supplemental data
Portfolio turnover rate	122%	284%	237%	92%
Net assets, end of period (000s omitted)	$2,642	$35,189	$6,326	$1,119

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.66%
Year ended June 30, 2016	0.81%
Year ended June 30, 2015[1]	0.66%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Alternative Strategies Fund	37

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30		Year ended July 31, 2014[2]
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$10.06	$10.61	$10.09	$10.00
Net investment loss	(0.04)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	0.01	(0.30)	0.70	0.13

Total from investment operations	(0.03)	(0.36)	0.67	0.09
Distributions to shareholders from
Net realized gains	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.03	$10.06	$10.61	$10.09
Total return[3]	(0.40)%	(3.45)%	6.68%	0.90%
Ratios to average net assets (annualized)
Gross expenses[4]	3.02%	3.00%	2.95%	3.29%
Net expenses[4]	2.63%	2.69%	2.69%	2.74%
Net investment loss[4]	(0.90)%	(0.72)%	(0.36)%	(1.44)%
Supplemental data
Portfolio turnover rate	122%	284%	237%	92%
Net assets, end of period (000s omitted)	$193,513	$185,535	$126,459	$97,838

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.75%
Year ended June 30, 2016	0.81%
Year ended June 30, 2015[1]	0.62%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Alternative Strategies Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options and swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange

Notes to financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	39

or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

40	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could

Notes to financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	41

be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

42	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were recognized on the first day of the current fiscal year in the following amounts:

Deferred post-October capital losses		Late-year ordinary losses deferred
Short-term	Long-term
$(1,239,705)	$(621,036)	$(1,283,264)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	43

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$19,896,003	$0	$0	$19,896,003
Consumer staples	12,266,777	0	0	12,266,777
Energy	12,799,471	0	0	12,799,471
Financials	13,604,743	50,827	0	13,655,570
Health care	11,319,194	0	0	11,319,194
Industrials	14,643,464	0	0	14,643,464
Information technology	24,071,172	0	0	24,071,172
Materials	10,604,626	0	0	10,604,626
Real estate	1,560,265	0	0	1,560,265
Telecommunication services	3,028,546	0	0	3,028,546
Utilities	659,763	0	0	659,763

Corporate bonds and notes	0	3,036,722	0	3,036,722

Exchange-traded funds	19,571	0	0	19,571

Foreign corporate bonds and notes	0	170,656	0	170,656

Investment companies	11,117,816	0	0	11,117,816

Municipal obligations	0	760,220	0	760,220

Non-agency mortgage-backed securities	0	12,529,912	0	12,529,912

Participation notes
Financials	0	2,054,476	0	2,054,476
Materials	0	1,226,508	0	1,226,508

Preferred stocks
Financials	0	14,061	0	14,061
Health care	473,488	0	0	473,488
Industrials	0	0	59,307	59,307
Utilities	55,489	0	0	55,489

Purchased put options	0	566,652	0	566,652

Warrants
Industrials	0	10,399	0	10,399

Yankee corporate bonds and notes	0	1,102,992	0	1,102,992

Short-term investments
Investment companies	40,395,204	0	0	40,395,204
U.S. Treasury securities	3,206,790	0	0	3,206,790
	179,722,382	21,523,425	59,307	201,305,114

Forward foreign currency contracts	0	131,896	0	131,896

Futures contracts	164,335	0	0	164,335
Total return swap contracts	0	151,829	0	151,829
Total assets	$179,886,717	$21,807,150	$59,307	$201,753,174

44	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Liabilities
Securities sold short

Common stocks
Consumer discretionary	$3,764,313	$0	$0	$3,764,313
Consumer staples	1,560,254	0	0	1,560,254
Energy	7,564,453	0	0	7,564,453
Financials	199,509	0	0	199,509
Health care	1,095,219	0	0	1,095,219
Industrials	5,095,415	0	0	5,095,415
Information technology	9,779,325	0	0	9,779,325
Materials	281,248	0	0	281,248
Real estate	755,371	0	0	755,371
Telecommunication services	74,045	0	0	74,045
Utilities	243,882	0	0	243,882

Exchange-traded funds	19,035,631	0	0	19,035,631

Forward foreign currency contracts	0	14,264	0	14,264

Futures contracts	186,982	0	0	186,982

Total return swap contracts	0	615	0	615
Written options	0	149,639	0	149,639
Total liabilities	$49,635,647	$164,518	$0	$49,800,165

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing was used in pricing certain foreign securities at the previous period end but was not used at December 31, 2016. As a result, long positions valued at $14,671,913 and securities in short positions valued at $610,440 were transferred from Level 2 to Level 1. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.75% and declining to 1.63% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 1.75% of the Fund’s average daily net assets.

Funds Management has engaged The Rock Creek Group, LP, Chilton Investment Company, LLC, Ellington Global Asset Management Corporation, Mellon Capital Management Corporation, Passport Capital, LLC, Pine River Capital Management L.P., River Canyon Fund Management LLC, Sirios Capital Management, L.P., and Wellington Management Company, LLP to serve as sub-advisers to the Fund. The fee for subadvisory services is borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee.

Notes to financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	45

The Rock Creek Group, LP, an indirect majority owned subsidiary of Wells Fargo and an affiliate of Funds Management, is entitled to receive a fee at an annual rate starting at 0.60% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the subadvisory fees paid to the remaining unaffiliated subadvisors was equivalent to an annual rate of 0.97% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 2.22% for Class A shares, 2.97% for Class C shares, 2.07% for Administrator Class shares, and 1.97% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prime broker fees and dividend and interest expense on securities sold short are excluded from the expense caps.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $82.73 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $33,311 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $1,473 from the sale of Class A shares and $1,000 and $205 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $262,762,022 and $265,715,906, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

46	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts for speculative purposes.

At December 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at December 31, 2016	Unrealized gains (losses)
1-20-2017	1 Long	Morgan Stanley	Amsterdam Index	$101,707	$2,124
1-20-2017	4 Long	Morgan Stanley	CAC 40 Index	204,762	3,556
1-20-2017	3 Long	Morgan Stanley	IBEX 35 Index	294,113	3,044
1-26-2017	4 Short	Morgan Stanley	Hang Seng Index	566,432	(11,765)
3-8-2017	66 Short	Morgan Stanley	Euro-Bund Futures	11,404,309	(161,905)
3-9-2017	17 Long	Morgan Stanley	TOPIX Index	2,208,000	58,514
3-9-2017	10 Short	Morgan Stanley	TOPIX Index	1,298,824	(23,608)
3-13-2017	129 Short	Morgan Stanley	British Pound Futures	9,963,638	58,037
3-13-2017	91 Short	Morgan Stanley	Euro FX Futures	12,027,925	(139,622)
3-13-2017	20 Short	Morgan Stanley	Japanese Yen Futures	2,149,250	(28,311)
3-14-2017	40 Short	Morgan Stanley	Canadian Dollar Futures	2,976,600	(2,878)
3-15-2017	128 Long	Morgan Stanley	10-Year Australian Treasury Bonds	11,799,734	57,646
3-16-2017	3 Short	Morgan Stanley	S&P/TSX 60 Index	400,804	1,785
3-16-2017	26 Long	Morgan Stanley	SPI 200 Index	2,641,348	49,934
3-17-2017	7 Long	Morgan Stanley	DAX Index	2,112,011	39,454
3-17-2017	105 Short	Morgan Stanley	Euro STOXX 50 Index	3,622,012	(75,353)
3-17-2017	38 Long	Morgan Stanley	FTSE 100 Index	3,301,599	106,777
3-17-2017	13 Short	Morgan Stanley	FTSE 100 Index	1,129,494	(28,858)
3-17-2017	21 Short	Morgan Stanley	MSCI EAFE Index	1,759,380	2,721
3-17-2017	27 Short	Morgan Stanley	MSCI Emerging Markets Index	1,159,515	19,122
3-17-2017	21 Short	Morgan Stanley	Russell 2000 Index	1,424,745	17,285
3-17-2017	63 Short	Morgan Stanley	S&P 500 E-Mini Index	7,044,030	59,750
3-17-2017	12 Short	Morgan Stanley	S&P 500 E-Mini Index	1,341,720	9,346
3-22-2017	21 Long	Morgan Stanley	10-Year Canadian Treasury Bonds	2,151,067	(3,037)
3-22-2017	145 Long	Morgan Stanley	10-Year U.S. Treasury Notes	18,020,781	(81,056)
3-29-2017	62 Short	Morgan Stanley	Long Gilt Bonds	9,614,518	(185,893)

The Fund had an average notional amount of $46,546,290 in long and $81,454,689 in short futures contracts during the six months ended December 31, 2016. As of December 31, 2016, the Fund had segregated $683,359 as cash collateral for open futures contracts.

During the six months ended December 31, 2016, the Fund entered into forward foreign currency contracts for speculative purposes.

At December 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
3-15-2017	Morgan Stanley	37,000	EUR	$39,084	$39,822	$(738)
3-15-2017	Morgan Stanley	49,000	EUR	51,760	53,112	(1,352)
3-15-2017	Morgan Stanley	75,000	EUR	79,224	80,381	(1,157)
3-15-2017	Morgan Stanley	96,000	EUR	101,406	102,670	(1,264)
3-15-2017	Morgan Stanley	1,261,000	SEK	138,980	139,303	(323)
3-15-2017	Morgan Stanley	1,475,000	SEK	162,566	161,874	692

Notes to financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	47

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
1-17-2017	Morgan Stanley	175,000	EUR	$184,358	$186,811	$2,453
3-15-2017	Citibank	211,305,000	JPY	1,814,172	1,847,387	33,215
3-15-2017	Citibank	3,017,000	EUR	3,186,908	3,225,342	38,434
3-15-2017	HSBC Bank	756,000	GBP	933,306	962,670	29,364
3-15-2017	Morgan Stanley	13,000	CHF	12,822	13,001	179
3-15-2017	Morgan Stanley	22,000	CHF	21,699	21,677	(22)
3-15-2017	Morgan Stanley	252,000	CHF	248,557	254,503	5,946
3-15-2017	Morgan Stanley	829,000	CHF	817,676	808,930	(8,746)
3-15-2017	Morgan Stanley	31,000	CHF	30,576	30,696	120
3-15-2017	Morgan Stanley	64,000	EUR	67,604	66,942	(662)
3-15-2017	Morgan Stanley	123,000	EUR	129,927	130,522	595
3-15-2017	Morgan Stanley	898,000	EUR	948,574	969,472	20,898

The Fund had average contract amounts of $1,914,297 and $11,914,325 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended December 31, 2016.

During the six months ended December 31, 2016, the Fund entered into written options for speculative purposes.

During the six months ended December 31, 2016, the Fund had written option activities as follows:

	Call options		Put options
	Number of contracts	Premiums received	Number of contracts	Premiums received
Options outstanding at June 30, 2016	22	$3,826	68	$354,074
Options written	8	7,175	1,259	189,493
Options expired	(12)	(1,380)	(1,225)	(56,657)
Options closed	0	0	(26)	(157,220)
Options exercised	0	0	0	0
Options outstanding at December 31, 2016	18	$9,621	76	$329,690

Open put/call options written at December 31, 2016 were as follows:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
1-20-2017	Morgan Stanley	Avis Budget Group Incorporated	5	Call	$38	$(485)
1-20-2017	Morgan Stanley	Avis Budget Group Incorporated	5	Call	40	(237)
3-17-2017	Morgan Stanley	S&P 500 Index	21	Put	1,725	(4,830)
4-21-2017	Morgan Stanley	Vertex Pharmaceuticals Incorporated	8	Call	80	(4,487)
6-16-2017	Morgan Stanley	S&P 500 Index	21	Put	1,725	(23,443)
9-15-2017	Morgan Stanley	S&P 500 Index	17	Put	1,800	(51,391)
12-15-2017	Morgan Stanley	S&P 500 Index	17	Put	1,750	(64,766)

The Fund had an average of 19 written call options and 219 written put options during the six months ended December 31, 2016. As of December 31, 2016, the Fund had $445,740 on deposit at the prime broker for written options.

During the six months ended December 31, 2016, the Fund entered into purchased option contracts for speculative purposes and had an average of 943 purchased put options.

48	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

During the six months ended December 31, 2016, the Fund entered into total return swap contracts for speculative purposes. At December 31, 2016, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
2-10-2017	$141,689	Morgan Stanley	In an agreement dated 5-16-2016, the Fund makes monthly payments of 1 Month EUR LIBOR +60. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	$(18)
9-3-2018	266,029	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Taisei Corporation.	17,543
9-3-2018	241,714	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Komatsu Limited.	27,053
9-3-2018	231,429	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Hitachi Limited.	40,931
9-3-2018	248,675	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Mitsubishi Heavy Industries Limited.	33,079
9-3-2018	248,956	Morgan Stanley	In an agreement dated 11-15-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Mitsubishi Heavy Industries Limited.	23,744
10-22-2018	152,927	Morgan Stanley	In an agreement dated 10-17-2016, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	9,479
10-22-2018	37,056	Morgan Stanley	In an agreement dated 10-17-2016, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	(597)

The Fund had an average notional balance on total return swaps of $586,921, during the six months ended December 31, 2016. As of December 31, 2016, the Fund had $415,544 on deposit at the prime broker for total return swaps.

As of December 31, 2016, the Fund did not have any open credit default swaps. The Fund had an average notional balance of $42,967 during the six months ended December 31, 2016.

Notes to financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	49

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity risk	Investments in unaffiliated securities, at value	$566,652	*	Payable for written options	$149,639
	Receivable for daily variation margin on open futures contracts	61,609	**	Payable for daily variation margin on open futures contracts	49,369	**
Foreign currency risk	Unrealized gains on forward foreign currency	131,896		Unrealized losses on forward foreign currency contracts	14,264
	Receivable for daily variation margin on open futures contracts	875	**	Payable for daily variation margin on open futures contracts	137,613	**
Interest rate risk	Receivable for daily variation margin on open futures contracts	101,851	**	Payable for daily variation margin on open futures contracts	0	**
	Unrealized gains on total return swap transactions	151,829		Unrealized losses on total return swap transactions	615
		$1,014,712			$351,500

*	Amount relates to purchased options

**	Only the current day’s variation margin as of December 31, 2016 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward foreign currency contracts	Written options	Credit default swaps	Total return Swaps	Total
Interest rate risk	$0	$(1,049,122)	$0	$0	$0	$(149,227)	$(1,198,349)
Equity risk	(808,239)	(1,016,435)	0	187,878	0	0	(1,636,796)
Foreign currency risk	0	2,660,369	701,698	0	0	0	3,362,067
Credit risk	0	0	0	0	998	0	998
	$(808,239)	$594,812	$701,698	$187,878	$998	$(149,227)	$527,920

	Change in unrealized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward foreign currency contracts	Written options	Credit default swaps	Total return Swaps	Total
Interest rate risk	$0	$(734,721)	$0	$0	$0	$277,470	$(457,251)
Equity risk	(41,067)	707,157	0	85,100	0	0	751,190
Foreign currency risk	0	(1,017,900)	10,865	0	0	0	(1,007,035)
Credit risk	0	0	0	0	(385)	0	(385)
	$(41,067)	$(1,045,464)	$10,865	$85,100	$(385)	$277,470	$(713,481)

*Amount	relates to purchased options

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the

50	Wells Fargo Alternative Strategies Fund	Notes to financial statements (unaudited)

Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures - variation margin	Morgan Stanley	$164,335	$(164,335)	$0	$0
Forward foreign currency contracts	Citibank	71,649*	0	0	71,649
Forward foreign currency contracts	HSBC Bank	29,364*	0	0	29,364
Forward foreign currency contracts	Morgan Stanley	30,883*	(14,264)	0	16,619
Total return swaps	Morgan Stanley	151,829*	(615)	0	151,214

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures - variation margin	Morgan Stanley	$186,982	$(164,335)	$(22,647)	$0
Forward foreign currency contracts	Morgan Stanley	14,264*	(14,264)	0	0
Written options	Morgan Stanley	149,639	0	(149,639)	0
Total return swaps	Morgan Stanley	615*	(615)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.

*	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	51

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available at each fiscal quarter end on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. As of each month end other than a month end that coincides with a fiscal quarter end, the Fund makes publicly available on the Fund’s website, on a one-month delayed basis (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of equity securities of single issuers held short, and any put options on equity securities held long. In addition, top ten holdings information (excluding derivative positions and short positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52	Wells Fargo Alternative Strategies Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	53

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

54	Wells Fargo Alternative Strategies Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300474 02-17 SA267/SAR267 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Global Long/Short Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Global Long/Short Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Stocks drifted somewhat lower in the fall as the U.S. presidential campaign wore on toward the election.

Throughout the period, economic and business data, while sometimes uneven, appeared to be strengthening overall.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Global Long/Short Fund for the six-month period that ended December 31, 2016. During much of the period, positive economic data influenced global stock, bond, and commodity markets. Late in the period, stocks in the U.S. moved higher while they drifted lower in most international markets in reaction to the U.S. presidential election, production-cut agreements among Organization of the Petroleum Exporting Countries (OPEC) members intended to support higher oil prices, and an interest-rate increase in December announced by the U.S. Federal Reserve (the Fed). As interest rates increased and sentiment for stock investments—particularly in the U.S.—improved, bond values globally fell.

The surprise Brexit vote rattled markets briefly before stocks rebounded.

A round of investment market volatility and losses followed the U.K. Brexit vote to leave the European Union (E.U.) at the end of June 2016. The equity sell-off proved temporary. During July 2016, better-than-expected corporate earnings, economic data, consumer confidence, and industrial output sent stocks higher.

Stocks drifted somewhat lower in the fall as the U.S. presidential campaign wore on toward the election. At the same time, political circumstances in countries outside of the U.S. challenged investor sentiment. In the U.K., a new prime minister took office following the Brexit vote and began setting the ground rules for the country’s exit from the E.U. In Brazil, the Senate removed the president from office, and the possibility of presidential impeachment emerged in South Korea due to a corruption scandal. The French president lost a primary election and endorsed his rival. An attempted coup in Turkey, continued escalation of conflicts in Syria and Iraq, and North Korea’s testing of nuclear weapons capabilities also caused uncertainty.

Investors sensed improving economic and business data as the period advanced.

Throughout the period, economic and business data, while sometimes uneven, appeared to be strengthening overall. After generating concern early in 2016, China’s economic growth demonstrated strength. The prime minister’s reelection in Japan offered the potential for new economic stimulus. India appointed a new central-bank governor who many expected would continue the outgoing governor’s policies, which were considered effective. OPEC members agreed to production cuts intended to support increased prices for oil, which could benefit commodities markets that are economically important to many international developed and emerging markets. In the U.S., the S&P 500 Index1 recorded a 7.8% return for the six-month period that ended December 31, 2016. Developed international markets, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net),2 ended the period 5.6% higher. Stocks in emerging markets delivered a 4.5% gain for the period, as measured by the MSCI Emerging Markets Index (Net).3

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Global Long/Short Fund	3

Fixed-income markets were volatile before the U.S. election and declined postelection.

Global fixed-income markets were volatile during the period, particularly following the U.S. election. Investors appeared to be anticipating U.S. interest-rate increases and waiting for clarity from central-bank policymakers outside of the U.S. When the Fed increased interest rates in December 2016, investors tended to favor equities and high-yield bonds, over investment-grade bonds.

Currency values in several European and Asian countries fell relative to the U.S. dollar during the period, restraining investor interest in foreign bond markets. While the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 2.5% during the period, a 9.3% loss for the Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index5 reflected relatively more difficult conditions for bonds outside of the U.S.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Global Long/Short Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Dale A. Winner, CFA®

Average annual total returns (%) as of December 31, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WGLAX)	11-28-2014	(3.43)	(2.94)	2.50	(0.15)	4.80	2.51
Class C (WGLCX)	11-28-2014	0.68	(0.94)	1.68	(0.94)	5.55	3.26
Administrator Class (WGLDX)	11-28-2014	–	–	2.60	(0.03)	4.72	2.41
Institutional Class (WGLSX)	11-28-2014	–	–	2.80	0.14	4.47	2.21
Global Long/Short Composite Index[3]	–	–	–	4.15	1.02	–	–
Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index[4]	–	–	–	0.26	0.14	–	–
MSCI ACWI Index (Net)[5]	–	–	–	7.86	1.56	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. There are numerous risks associated with transactions in options on securities. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to regulatory and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Global Long/Short Fund	5

Top ten long positions (%) as of December 31, 2016[6]
Compagnie de Saint-Gobain SA	2.80
Metro AG	2.76
Lundin Mining Corporation	2.60
Novartis AG	2.49
Coach Incorporated	2.31
Koninklijke Philips NV	2.23
Mitsubishi UFJ Financial Group Incorporated	2.17
Hitachi Limited	2.14
SAP SE	2.12
American International Group Incorporated	2.07

Top ten short positions (%) as of December 31, 2016[6]
iShares MSCI EAFE ETF	(1.83)
Nestle SA	(1.38)
Wisdomtree Japan Hedged Equity ETF	(1.32)
iShares MSCI Switzerland Capped ETF	(1.04)
iShares MSCI Thailand Capped ETF	(0.99)
Unilever NV	(0.98)
Schindler Holding AG	(0.94)
Peugeot SA	(0.87)
iShares MSCI Philippines ETF	(0.56)
iShares Europe ETF	(0.55)

Sector allocation as of December 31, 2016[7]
	Gross exposure(%)	Net exposure(%)
Consumer Discretionary	8	7
Consumer Staples	9	6
Energy	3	4
Financials	24	30
Health Care	9	11
Industrials	20	24
Information Technology	11	14
Materials	5	6
Real Estate	2	2
Telecommunication Services	9	11
Other	0	(15)
	100	100

Country allocation as of December 31, 2016[7]
	Gross exposure(%)	Net exposure(%)
Canada	4	6
China	8	10
France	5	4
Germany	16	21
Hong Kong	1	2
Italy	4	5
Japan	18	20
Netherlands	7	6
Russia	3	4
South Korea	1	2
Switzerland	6	3
Thailand	0	(1)
United Kingdom	13	16
United States	14	2
	100	100

Please see footnotes on page 6.

6	Wells Fargo Global Long/Short Fund	Performance highlights (unaudited)

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.05% in acquired fund fees and expenses and 0.71% in dividend expense on securities sold short and prime broker fees. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.75% for Class A, 2.50% for Class C, 1.65% for Administrator Class, and 1.45% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, prime broker fees, dividend and interest expenses on securities sold short, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The Global Long/Short Composite Index is weighted 50% in the MSCI ACWI Index (Net) and 50% in the Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (formerly known as Barclays U.S. 1-3 Month Treasury Bill Index) includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index (Net) consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The ten largest long and short position holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	The chart shows the percentage of Fund holdings within a particular sector or country that was held long (securities owned by the Fund) or sold short (sale of borrowed securities). Gross exposure is the absolute value of the long positions and short positions combined. Net exposure is the percentage of long positions minus the percentage of positions sold short. Short positions are represented by negative numbers.

Fund expenses (unaudited)	Wells Fargo Global Long/Short Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,075.33	$11.16	2.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.84	2.14%
Class C
Actual	$1,000.00	$1,070.64	$15.04	2.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.61	$14.61	2.89%
Administrator Class
Actual	$1,000.00	$1,076.25	$10.65	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$10.33	2.04%
Institutional Class
Actual	$1,000.00	$1,076.09	$9.60	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.32	1.84%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Global Long/Short Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks: 59.99%

Brazil: 0.10%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) (b)	1,386	$10,409

Canada: 2.60%
Lundin Mining Corporation (Materials, Metals & Mining) †	56,477	269,209

China: 4.70%
China Everbright Limited (Financials, Capital Markets)	40,000	76,136
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	18,500	196,105
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	97,743
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	26,700	61,219
YY Incorporated (Information Technology, Internet Software & Services) †(b)	1,377	54,281

		485,484

France: 2.80%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	6,224	289,945

Germany: 10.05%
Metro AG (Consumer Staples, Food & Staples Retailing)	8,575	285,101
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	830	156,960
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,163	212,757
SAP SE (Information Technology, Software)	2,512	218,971
Siemens AG (Industrials, Industrial Conglomerates)	1,343	165,121

		1,038,910

Hong Kong: 0.83%
Xinyi Automobile Glass Hong Kong Enterprises Limited (Consumer Discretionary, Auto Components) †	12,750	2,466
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	102,000	83,394

		85,860

Italy: 2.38%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	10,356	168,642
Prysmian SpA (Industrials, Electrical Equipment)	3,004	77,157

		245,799

Japan: 10.90%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	9,000	198,366
Daiwa Securities Group Incorporated (Financials, Capital Markets) (b)	33,000	203,379
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components) (b)	41,000	221,707
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks) (b)	36,400	224,302
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development) (b)	5,000	115,722
Nomura Holdings Incorporated (Financials, Capital Markets) (b)	27,700	163,320

		1,126,796

Netherlands: 4.00%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	7,550	230,478
NN Group NV (Financials, Insurance)	5,401	183,040

		413,518

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Global Long/Short Fund	9

Security name			Shares	Value

Russia: 1.69%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)			19,200	$174,912

South Korea: 0.91%
Hana Financial Group Incorporated (Financials, Banks)			3,620	93,662

Switzerland: 3.50%
Novartis AG (Health Care, Pharmaceuticals)			3,533	257,091
Zurich Insurance Group AG (Financials, Insurance)			382	105,188

				362,279

United Kingdom: 6.69%
Capita plc (Industrials, Professional Services)			5,471	35,802
Smiths Group plc (Industrials, Industrial Conglomerates)			12,262	213,981
United Business Media plc (Consumer Discretionary, Media)			17,914	161,495
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			84,290	207,602
Wolseley plc (Industrials, Trading Companies & Distributors) (b)			1,197	73,199

				692,079

United States: 8.84%
Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services) (b)			1,574	71,711
American International Group Incorporated (Financials, Insurance) (b)			3,278	214,086
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals) (b)			1,793	207,665
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (b)			6,808	238,416
Mead Johnson Nutrition Company (Consumer Staples, Food Products) (b)			314	22,219
Merck & Company Incorporated (Health Care, Pharmaceuticals) (b)			1,087	63,992
Pfizer Incorporated (Health Care, Pharmaceuticals) (b)			2,951	95,852

				913,941

Total Common Stocks (Cost $6,151,523)				6,202,803

		Expiration date
Participation Notes: 0.97%

China: 0.97%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		12/4/2024	2,090	100,572

Total Participation Notes (Cost $53,236)				100,572

	Strike price		Contracts
Purchased Put Options: 0.05%
iShares MSCI EMU ETF	$35	1-20-2017	80	5,200

Total Purchased Put Options (Cost $5,520)				5,200

	Yield		Shares
Short-Term Investments: 37.49%

Investment Companies: 37.49%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.43%		3,875,744	3,875,744

Total Short-Term Investments (Cost $3,875,744)				3,875,744

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Global Long/Short Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Securities Sold Short: (13.93%)

Common Stocks: (6.73%)

France: (0.87%)
Peugeot SA (Consumer Discretionary, Automobiles) †	(5,489)	$(89,530)

Japan: (1.62%)
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	(1,200)	(12,937)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	(750)	(52,684)
Marubeni Corporation (Industrials, Trading Companies & Distributors)	(5,500)	(31,191)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	(1,000)	(26,182)
Odakyu Electric Railway Company (Industrials, Road & Rail)	(1,000)	(19,790)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	(3,000)	(24,744)

		(167,528)

Netherlands: (0.98%)
Unilever NV (Consumer Staples, Personal Products)	(2,453)	(101,001)

Philippines: (0.15%)
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	(580)	(15,979)

Switzerland: (2.32%)
Nestle SA (Consumer Staples, Food Products)	(1,986)	(142,470)
Schindler Holding AG (Industrials, Machinery)	(553)	(97,534)

		(240,004)

Thailand: (0.30%)
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	(37,300)	(30,727)

United States: (0.49%)
Eaton Vance Corporation (Financials, Capital Markets)	(1,018)	(42,634)
Franklin Resources Incorporated (Financials, Capital Markets)	(208)	(8,234)

		(50,868)

Exchange-Traded Funds: (7.20%)

United States: (7.20%)
iShares Europe ETF	(1,470)	(57,051)
iShares MSCI EAFE ETF	(3,282)	(189,470)
iShares MSCI EMU ETF	(1,426)	(49,340)
iShares MSCI Philippines ETF	(1,782)	(57,772)
iShares MSCI Singapore Capped ETF	(2,251)	(44,862)
iShares MSCI Switzerland Capped ETF	(3,633)	(107,028)
iShares MSCI Thailand Capped ETF	(1,414)	(101,935)
WisdomTree Japan Hedged Equity ETF	(2,762)	(136,829)

		(744,287)

Total Securities Sold Short (Proceeds $(1,540,134))		(1,439,924)

Total investments in securities (excluding securities sold short) (Cost $10,086,023) *	98.50%	10,184,319
Total securities sold short (Proceeds ($1,540,134))	(13.93)	(1,439,924)
Other assets and liabilities, net	15.43	1,595,038

Total net assets	100.00%	$10,339,433

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Global Long/Short Fund	11

(b)	All or a portion of this security is segregated as collateral for securities sold short.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $10,086,566 and unrealized gains (losses) consists of:

Gross unrealized gains	$512,687
Gross unrealized losses	(414,934)

Net unrealized gains	$97,753

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Global Long/Short Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $6,210,279)	$6,308,575
In affiliated securities, at value (cost $3,875,744)	3,875,744

Total investments, at value (cost $10,086,023)	10,184,319
Cash	9,808
Segregated cash for securities sold short	1,536,294
Receivable for dividends	14,028
Unrealized gains on forward foreign currency contracts	13,321
Receivable from manager	7,118
Prepaid expenses and other assets	51,692

Total assets	11,816,580

Liabilities
Dividends payable on securities sold short	297
Payable for securities sold short, at value (proceeds $1,540,134)	1,439,924
Distribution fee payable	98
Administration fees payable	1,251
Accrued expenses and other liabilities	35,577

Total liabilities	1,477,147

Total net assets	$10,339,433

NET ASSETS CONSIST OF
Paid-in capital	$10,449,106
Accumulated net investment loss	(65,958)
Accumulated net realized losses on investments	(255,035)
Net unrealized gains on investments	211,320

Total net assets	$10,339,433

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$357,302
Shares outstanding – Class A1	36,269
Net asset value per share – Class A	$9.85
Maximum offering price per share – Class A2	$10.45
Net assets – Class C	$144,605
Shares outstanding – Class C1	14,905
Net asset value per share – Class C	$9.70
Net assets – Administrator Class	$104,918
Shares outstanding – Administrator Class[1]	10,621
Net asset value per share – Administrator Class	$9.88
Net assets – Institutional Class	$9,732,608
Shares outstanding – Institutional Class[1]	982,683
Net asset value per share – Institutional Class	$9.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo Global Long/Short Fund	13

Investment income
Dividends (net of foreign withholding taxes of $3,109)	$56,647
Income from affiliated securities	6,339

Total investment income	62,986

Expenses
Management fee	66,836
Administration fees
Class A	390
Class C	151
Administrator Class	65
Institutional Class	6,284
Shareholder servicing fees
Class A	464
Class C	180
Administrator Class	124
Distribution fee
Class C	540
Custody and accounting fees	9,547
Professional fees	28,996
Registration fees	30,227
Shareholder report expenses	20,082
Trustees’ fees and expenses	12,884
Dividends on securities sold short	12,578
Prime broker fees	7,477
Other fees and expenses	7,803

Total expenses	204,628
Less: Fee waivers and/or expense reimbursements	(108,613)

Net expenses	96,015

Net investment loss	(33,029)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(25,846)
Securities sold short	(2,199)
Forward foreign currency contract transactions	106,207

Net realized gains on investments	78,162

Net change in unrealized gains (losses) on:
Unaffiliated securities	736,151
Securities sold short	(24,592)
Forward foreign currency contract transactions	(19,269)

Net change in unrealized gains (losses) on investments	692,290

Net realized and unrealized gains (losses) on investments	770,452

Net increase in net assets resulting from operations	$737,423

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Global Long/Short Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment loss		$(33,029)		$(28,128)
Net realized gains (losses) on investments		78,162		(363,926)
Net change in unrealized gains (losses) on investments		692,290		(694,344)

Net increase (decrease) in net assets resulting from operations		737,423		(1,086,398)

Distributions to shareholders from
Net investment income
Class A		0		(499)
Administrator Class		0		(76)
Institutional Class		0		(23,095)
Net realized gains
Class A		0		(3,385)
Class C		0		(1,461)
Administrator Class		0		(1,017)
Institutional Class		0		(98,879)

Total distributions to shareholders		0		(128,412)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	352	3,420	14,706	143,822
Class C	0	0	3,035	28,407
Administrator Class	507	5,000	0	0

		8,420		172,229

Reinvestment of distributions
Class A	0	0	406	3,884
Class C	0	0	154	1,461
Administrator Class	0	0	114	1,093
Institutional Class	0	0	12,710	121,974

		0		128,412

Payment for shares redeemed
Class A	(2,824)	(27,345)	(4,908)	(46,365)
Class C	0	0	(2,874)	(26,632)
Institutional Class	(498)	(4,856)	(1,596)	(14,698)

		(32,201)		(87,695)

Net increase (decrease) in net assets resulting from capital share transactions		(23,781)		212,946

Total increase (decrease) in net assets		713,642		(1,001,864)

Net assets
Beginning of period		9,625,791		10,627,655

End of period		$10,339,433		$9,625,791

Accumulated net investment loss		$(65,958)		$(32,929)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Long/Short Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015[1]
Net asset value, beginning of period	$9.16	$10.35	$10.00
Net investment loss	(0.05)	(0.04)	(0.04)[2]
Net realized and unrealized gains (losses) on investments	0.74	(1.04)	0.39

Total from investment operations	0.69	(1.08)	0.35
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00
Net realized gains	0.00	(0.10)	0.00

Total distributions to shareholders	0.00	(0.11)	0.00
Net asset value, end of period	$9.85	$9.16	$10.35
Total return[3]	7.53%	(10.43)%	3.50%
Ratios to average net assets (annualized)
Gross expenses	4.28%[4]	4.77%[4]	5.40%[4]
Net expenses	2.14%[4]	2.47%[4]	2.96%[4]
Net investment loss	(0.90)%[4]	(0.41)%[4]	(0.59)%[4]
Supplemental data
Portfolio turnover rate	31%	37%	62%
Net assets, end of period (000s omitted)	$357	$355	$295

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015

[2]	Calculated based upon average shares outstanding.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.39%
Year ended June 30, 2016	0.72%
Year ended June 30, 2015[1]	1.21%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Global Long/Short Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015[1]
Net asset value, beginning of period	$9.06	$10.31	$10.00
Net investment loss	(0.08)	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	0.72	(1.03)	0.38

Total from investment operations	0.64	(1.15)	0.31
Distributions to shareholders from
Net realized gains	0.00	(0.10)	0.00
Net asset value, end of period	$9.70	$9.06	$10.31
Total return[2]	7.06%	(11.18)%	3.10%
Ratios to average net assets (annualized)
Gross expenses	5.03%[3]	5.50%[3]	6.12%[3]
Net expenses	2.89%[3]	3.20%[3]	3.54%[3]
Net investment loss	(1.66)%[3]	(1.24)%[3]	(1.64)%[3]
Supplemental data
Portfolio turnover rate	31%	37%	62%
Net assets, end of period (000s omitted)	$145	$135	$150

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.39%
Year ended June 30, 2016	0.70%
Year ended June 30, 2015[1]	1.04%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Long/Short Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015[1]
Net asset value, beginning of period	$9.18	$10.36	$10.00
Net investment loss	(0.04)	(0.04)	(0.05)
Net realized and unrealized gains (losses) on investments	0.74	(1.03)	0.41

Total from investment operations	0.70	(1.07)	0.36
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00
Net realized gains	0.00	(0.10)	0.00

Total distributions to shareholders	0.00	(0.11)	0.00
Net asset value, end of period	$9.88	$9.18	$10.36
Total return[2]	7.63%	(10.38)%	3.60%
Ratios to average net assets (annualized)
Gross expenses	4.21%[3]	4.68%[3]	5.22%[3]
Net expenses	2.04%[3]	2.35%[3]	2.70%[3]
Net investment loss	(0.81)%[3]	(0.40)%[3]	(0.83)%[3]
Supplemental data
Portfolio turnover rate	31%	37%	62%
Net assets, end of period (000s omitted)	$105	$93	$104

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.39%
Year ended June 30, 2016	0.70%
Year ended June 30, 2015[1]	1.05%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Global Long/Short Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$9.20	$10.37	$10.00
Net investment loss	(0.03)	(0.02)	(0.04)
Net realized and unrealized gains (losses) on investments	0.73	(1.03)	0.41

Total from investment operations	0.70	(1.05)	0.37
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00
Net realized gains	0.00	(0.10)	0.00

Total distributions to shareholders	0.00	(0.12)	0.00
Net asset value, end of period	$9.90	$9.20	$10.37
Total return[2]	7.61%	(10.12)%	3.70%
Ratios to average net assets (annualized)
Gross expenses	3.95%[3]	4.42%[3]	4.95%[3]
Net expenses	1.84%[3]	2.15%[3]	2.49%[3]
Net investment loss	(0.61)%[3]	(0.20)%[3]	(0.63)%[3]
Supplemental data
Portfolio turnover rate	31%	37%	62%
Net assets, end of period (000s omitted)	$9,733	$9,043	$10,078

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Six months ended December 31, 2016 (unaudited)	0.39%
Year ended June 30, 2016	0.70%
Year ended June 30, 2015[1]	1.04%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Global Long/Short Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Global Long/Short Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016 such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs

20	Wells Fargo Global Long/Short Fund	Notes to financial statements (unaudited)

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks

Notes to financial statements (unaudited)	Wells Fargo Global Long/Short Fund	21

beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers, which use prices provided by market makers, and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, the Fund had capital loss carryforwards which consisted of $97,711 in short-term capital losses and $234,944 in long-term capital losses.

As of June 30, 2016, the Fund had a qualified late-year ordinary loss of $325 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

22	Wells Fargo Global Long/Short Fund	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$10,409	$0	$0	$10,409
Canada	269,209	0	0	269,209
China	485,484	0	0	485,484
France	289,945	0	0	289,945
Germany	1,038,910	0	0	1,038,910
Hong Kong	85,860	0	0	85,860
Italy	245,799	0	0	245,799
Japan	1,126,796	0	0	1,126,796
Netherlands	413,518	0	0	413,518
Russia	174,912	0	0	174,912
South Korea	93,662	0	0	93,662
Switzerland	362,279	0	0	362,279
United Kingdom	692,079	0	0	692,079
United States	913,941	0	0	913,941

Participation notes
China	0	100,572	0	100,572

Purchased put options	0	5,200	0	5,200

Short-term investments
Investment companies	3,875,744	0	0	3,875,744
	10,078,547	105,772	0	10,184,319
Forward foreign currency contracts	0	13,321	0	13,321
Total assets	$10,078,547	$119,093	$0	$10,197,640
Liabilities
Securities sold short

Common stocks
France	$89,530	$0	$0	$89,530
Japan	167,528	0	0	167,528
Netherlands	101,001	0	0	101,001
Philippines	15,979	0	0	15,979
Switzerland	240,004	0	0	240,004
Thailand	30,727	0	0	30,727
United States	50,868	0	0	50,868

Exchange-traded funds
United States	744,287	0	0	744,287
Total liabilities	$1,439,924	$0	$0	$1,439,924

Notes to financial statements (unaudited)	Wells Fargo Global Long/Short Fund	23

Forward foreign currency contracts are reported at their unrealized gains at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing was used in pricing certain foreign securities at the previous period end but was not used at December 31, 2016. As a result, long positions valued at $4,363,534 and securities in short positions valued at $497,062 were transferred from Level 2 to Level 1. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.30% and declining to 1.13% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 1.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 1.00% and declining to 0.90% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.75% for Class A shares, 2.50% for Class C shares, 1.65% for Administrator Class shares, and 1.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prime broker fees and dividend expense on securities sold short are excluded from the expense caps.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $3 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $1,034 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

24	Wells Fargo Global Long/Short Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $1,503,220 and $1,446,045, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At December 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized gains
2-28-2017	Morgan Stanley	269,000	EUR	$283,916	$286,314	$2,398
2-28-2017	Morgan Stanley	305,000	EUR	321,913	324,441	2,528
3-15-2017	Morgan Stanley	618,800	EUR	653,649	661,346	7,698
3-22-2017	Morgan Stanley	184,400	GBP	227,694	228,391	697

The Fund had average contract amounts of $25,271 and $1,112,796 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended December 31, 2016.

During the six months ended December 31, 2016, the Fund entered into purchased options contracts for hedging purposes and had an average of 28 purchased options.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows for the Fund:

	Asset derivatives
	Statement of Assets and Liabilities location	Fair value
Equity risk	Investments in unaffiliated securities, at value	$5,200	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	13,321
		$18,521

*	Amount relates to purchased options.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives		Change in unrealized gains (losses) on derivatives
	Unaffiliated securities*	Forward currency contracts	Unaffiliated securities*	Forward currency contracts
Equity risk	$(16,753)	$0	$(320)	$0
Foreign currency risk	0	106,207	0	(19,269)
	$(16,753)	$106,207	$(320)	$(19,269)

*	Amount relates to purchased options

Notes to financial statements (unaudited)	Wells Fargo Global Long/Short Fund	25

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Morgan Stanley	$13,321*	$0	$0	$13,321
*	Amount represents net unrealized gains.

7. BANK BORROWINGS

The Fund has a uncommitted credit facility to provide leverage for investment purposes or to meet unanticipated redemptions. The Fund’s borrowings under the facility are charged interest at a rate to be determined at the time of the borrowing.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo Global Long/Short Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available at each fiscal quarter end on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. As of each month end other than a month end that coincides with a fiscal quarter end, the Fund makes publicly available on the Fund’s website, on a one-month delayed basis (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of equity securities of single issuers held short, and any put options on equity securities held long. In addition, top ten holdings information (excluding derivative positions and short positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Global Long/Short Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Global Long/Short Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Global Long/Short Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300475 02-17 SA268/SAR268 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo

California Limited-Term Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFCIX)	11-18-1992	(2.43)	1.44	2.50	(0.46)	1.86	2.70	0.83	0.80
Class C (SFCCX)	8-30-2002	(2.29)	1.08	1.93	(1.29)	1.08	1.93	1.58	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	(0.29)	2.05	2.92	0.77	0.60
Institutional Class (SFCNX)	10-31-2014	–	–	–	(0.19)	2.09	2.94	0.50	0.50
Bloomberg Barclays Municipal Bond 1-5 Year Blend Index[4]	–	–	–	–	0.00	1.25	2.86	–	–
Bloomberg Barclays California Municipal Bond 1-5 Year Blend Index[5]	–	–	–	–	(0.17)	1.32	2.90	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond 1–5 Year Blend Index (formerly known as Barclays Municipal Bond 1–5 Year Blend Index) is the 1–5 Year Blend component of the Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index). The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays California Municipal Bond 1-5 Year Blend Index (formerly known as Barclays California Municipal Bond 1-5 Year Blend Index) is the 1-5 Year Blend Component of the Bloomberg Barclays California Municipal Bond Index (formerly known as Barclays California Municipal Bond Index). You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$975.23	$3.97	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class C
Actual	$1,000.00	$970.63	$7.68	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%
Administrator Class
Actual	$1,000.00	$975.70	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$977.10	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.23%

California: 94.22%
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00%	9-1-2018	$1,225,000	$1,150,863
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,858,487
Alameda County CA Corridor Transportation Authority Refunding Subordinate Lien Series A (Airport Revenue)	5.00	10-1-2025	750,000	869,378
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,068,170
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,142,050
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,312,882
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2017	155,000	159,833
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2018	475,000	512,644
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2020	1,605,000	1,860,933
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,150,019
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,266,563
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	905,056
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	789,159
Association of Bay Area Governments Finance Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,003,867
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	543,440
Banning CA Unified School District Refunding (GO Revenue, AGM Insured)	5.00	8-1-2027	510,000	602,376
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	456,023
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	621,858
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	843,994
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,005,040
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.37	4-1-2045	5,000,000	5,000,800
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,555,125
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,005,400
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	1,950,000	1,986,407
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,004,552
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,049,529
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,206,471

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California (GO Revenue) ±	4.00%	12-1-2027	$9,015,000	$9,129,491
California (GO Revenue)	5.00	10-1-2021	6,795,000	7,767,636
California (GO Revenue)	5.00	9-1-2022	2,240,000	2,599,274
California (GO Revenue)	5.00	11-1-2022	2,500,000	2,909,350
California (GO Revenue)	5.00	9-1-2023	10,730,000	12,620,304
California (GO Revenue)	5.00	10-1-2023	8,400,000	9,892,680
California (GO Revenue)	5.25	10-1-2022	2,750,000	3,232,900
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	382,945
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	404,216
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	436,640
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	855,000	909,840
California Department of Water Resources Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	6,838,751
California Economic Recovery Refunding Series A (Tax Revenue)	5.00	7-1-2018	2,950,000	3,118,740
California Economic Recovery Refunding Series A (Tax Revenue)	5.00	7-1-2018	850,000	898,620
California Health Facilities Financing Refunding Lucile Packard Stanford Hospital Series A (Health Revenue)	5.00	8-15-2027	450,000	536,054
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	60,000	60,220
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	630,000	664,707
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	752,724
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,465,400
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	215,230
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,196,540
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,841,696
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,059,780
California Infrastructure & Economic Development Bank Goodwill Industries of Sacramento Valley & Northern Nevada Project Series A (Industrial Development Revenue) 144A	4.13	1-1-2027	1,380,000	1,339,442
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	852,439
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	832,829
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	572,370
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	555,819
California Municipal Finance Authority Palmdale Aerospace Academy Project (Education Revenue) 144A	4.00	7-1-2026	2,000,000	1,938,420
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,587,825
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,039,040
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,025,410
California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,339,202

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.90%	8-1-2027	$6,000,000	$6,000,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,356,940
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	430,000	445,850
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,687,433
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,736,055
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	578,685
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,095,880
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,398,725
California Refunding Various Purpose Bidding Group C (GO Revenue)	5.00	9-1-2027	8,500,000	10,233,915
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	350,000	370,944
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,693,629
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2023	800,000	880,392
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	386,421
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	418,352
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2026	500,000	515,925
California School Infrastructure Financing Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,464,528
California State Index Floating Rate Series E (GO Revenue) ±	1.27	12-1-2029	5,000,000	5,004,500
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	930,704
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,930,176
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	751,522
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	520,000	523,297
California Statewide CDA Episcopal Communities and Services (Health Revenue)	4.00	5-15-2017	450,000	454,721
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.99	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	558,995
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	447,535
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	570,785
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,052,480
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	412,760
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	273,050
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	234,394
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	227,136
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	230,538
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,735,000	1,884,210

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00%	8-1-2021	$5,200,000	$5,204,628
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,000,660
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	400,000	411,968
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,012,150
California Statewide Community Refunding Lancer Educational Student Housing (Housing Revenue) 144A	4.00	6-1-2017	500,000	501,990
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	401,984
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	413,376
California Statewide Index Floating Rate Series B (GO Revenue) ±	1.19	12-1-2031	2,500,000	2,466,250
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2024	350,000	357,627
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2025	350,000	357,606
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2026	375,000	383,149
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2027	300,000	306,429
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	418,872
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	305,538
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	551,524
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	859,072
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	964,500
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	687,414
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,527,461
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,713,599
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	2,894,633
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	1,993,463
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,081,467
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	442,047
Central California Unified School District Refunding (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	537,355
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	451,612
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	860,385
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	390,788
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,093,959
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	770,293
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	810,130
Chula Vista CA Elementary School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2024	1,370,000	1,612,504
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,639,493
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,423,096

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	8-1-2022	$1,000,000	$1,095,450
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	436,709
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,042,988
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,760,000	2,078,789
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	1,690,000	1,354,062
Compton CA Community College District (GO Revenue)	5.00	7-1-2017	1,225,000	1,248,508
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	2,000,000	1,921,640
Compton CA Public Finance Authority Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	2,000,000	1,990,980
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	3,056,858
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,515,885
Cotati Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,524,568
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,367,532
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	335,985
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	460,264
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,305,091
Desert Sands CA Unified School District Certification of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,758,870
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	222,375
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	282,948
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	287,303
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,367,530
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,474,897
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	479,878
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	494,157
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,041,830
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,156,111
El Monte CA Union High School Refunding (GO Revenue)	5.00	6-1-2021	1,315,000	1,481,242
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,200,025
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,110,440
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,584,161
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,395,000	2,751,089
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,193,233
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,084,900
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,106,710
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,408,200
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,430,300
Folsom CA Redevelopment Agency Successor Tax Allocation Refinancing Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2027	765,000	830,354

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00%	1-15-2053	$8,750,000	$8,903,825
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,195,000	1,253,077
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,123,180
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,004,251
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	572,311
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	632,125
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	698,669
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	416,732
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	455,378
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	838,006
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,469,180
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	136,773
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	156,512
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	165,000	163,629
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	710,464
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	741,276
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	773,670
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	573,890
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	936,585
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2019	2,875,000	3,063,399
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	552,672
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,514,928
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	827,956
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,377,881
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	898,952
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	956,344
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	356,531
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	386,825
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	422,604
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	441,788
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	607,184
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,035,785
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,164,903
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	915,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00%	9-1-2019	$1,150,000	$1,247,635
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,156,512
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	638,467
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	703,708
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,645,855
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,122,680
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	1,940,268
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,128,950
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,286,838
Los Angeles County CA Certificate of Participation CAB Disney Package Project (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	673,873
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	475,000	478,069
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	555,955
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	1,927,437
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,716,798
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,752,061
Los Angeles County CA Regional MonteCedro Incorporated Project Series B1 (Health Revenue)	3.00	11-15-2021	1,045,000	1,046,306
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	602,110
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,025,928
Lynwood CA Unified School District BAN Series A (GO Revenue)	5.00	8-1-2017	3,000,000	3,068,790
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,143,934
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,093,409
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	574,609
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,087,158
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	616,182
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	642,800
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	554,440
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	768,213
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	817,421
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	864,169
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	510,375
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	889,653
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2017	955,000	967,291
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,052,521
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,035,880
Newhall CA School District BAN School Facilities Improvement (GO Revenue) ¤	0.00	8-1-2017	9,000,000	8,946,900
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,383,170
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,190,543
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	295,448

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2020	$350,000	$373,916
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	632,235
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	659,481
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	694,415
Oak Valley CA Hospital District Refunding (GO Revenue)	4.00	7-1-2020	500,000	534,540
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2021	950,000	1,066,470
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2022	750,000	855,158
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2023	755,000	872,554
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGC Insured)	5.25	1-1-2017	1,885,000	1,885,226
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,345,851
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2017	2,250,000	2,302,605
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	861,578
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	707,670
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	423,424
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	377,347
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	211,766
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,178,115
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,213,785
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,258,526
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,102
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	828,308
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,387,249
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,298,662
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	422,462
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	476,771
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	712,031	739,857
Palomar CA Community College District Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2017	880,000	874,298
Palomar Health Refunding Bond (Health Revenue)	5.00	11-1-2027	2,005,000	2,212,076
Palomar Pomerado Health California Health System CAB (GO Revenue, National Insured) ¤	0.00	8-1-2017	2,000,000	1,985,200
Palos Verdes Peninsula CA Refunding Series B (GO Revenue)	5.00	11-1-2023	740,000	881,421
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	671,059
Pioneers Memorial Healthcare District California Refunding (GO Revenue)	4.00	10-1-2017	810,000	824,653
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,130,408
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2021	2,000,000	2,253,120
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,497,853

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00%	8-1-2023	$780,000	$907,499
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,116,385
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	613,524
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	662,964
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2026	400,000	464,672
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment - Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,407
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,661,830
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2017	625,000	631,119
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	769,730
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	354,494
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	321,747
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	200,377
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,301,328
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	911,485
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2017	495,000	502,900
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	460,842
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	336,606
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	426,264
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	497,176
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	974,124
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,797,928
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	501,206
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	951,960
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,789,660
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	836,244
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	842,088
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	901,673
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	320,000	300,918
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	892,662
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	916,353

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00%	9-1-2020	$1,050,000	$1,144,647
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	552,110
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	922,752
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,125,506
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,298,227
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	925,018
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	877,440
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	936,427
Sacramento CA Regional Transportation District Farebox (Transportation Revenue)	5.00	3-1-2019	500,000	534,000
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,655,150
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,093,110
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	300,000	307,692
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,179,900
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	2,973,293
San Diego CA Public Facilities Financing Authority Refunding Ballpark (Miscellaneous Revenue)	5.00	10-15-2026	500,000	588,120
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	616,109
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	351,883
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	206,702
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	898,001
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	525,215
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	596,264
San Francisco City & County CA RDFA Mission Bay South Redevelopment Project-Sub Series D (Tax Revenue) 144A	3.00	8-1-2021	4,000,000	3,982,640
San Francisco City & County CA RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	553,320
San Francisco City & County CA RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	428,723
San Francisco City & County CA RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	1,155,000	1,160,925
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2021	275,000	308,492
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2022	500,000	569,420
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2023	1,000,000	1,149,620
San Joaquin Hills County CA Transportation Corridor Agency Series A (Transportation Revenue)	5.00	1-15-2017	1,500,000	1,501,830
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,545,924
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,258,471
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,635,511
San Jose CA Libraries & Parks Project (GO Revenue)	5.00	9-1-2017	715,000	717,402

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54%	8-1-2018	$1,035,000	$1,037,712
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,006,400
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,128,735
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	879,240
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,693,023
San Jose CA Union Elementary School District Series B (GO Revenue)	3.00	9-1-2017	1,000,000	1,013,860
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	107,191
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	109,555
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	459,245
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,036,270
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	244,550
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	305,583
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	287,303
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	260,234
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,235,740
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,001,685
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,136,432
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,259,195
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,091,390
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,684,883
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,511,320
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	161,273
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	141,274
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	189,384
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	507,791
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	679,775
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,112,340
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	768,930
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2017	220,000	223,368
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2018	230,000	238,344

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00%	8-1-2019	$225,000	$236,408
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2021	345,000	368,312
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2022	425,000	456,335
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2023	405,000	435,051
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2024	420,000	451,891
Simi Valley CA Unified School District Refunding and Capital Improvement Project (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	200,000	204,162
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	341,969
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	772,213
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2017	1,485,000	1,499,197
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	3,000,000	2,988,900
South Western CA Community College District Refunding (GO Revenue)	5.00	8-1-2020	1,250,000	1,394,813
South Western CA Community College District Refunding (GO Revenue)	5.00	8-1-2021	2,710,000	3,083,194
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2017	300,000	302,091
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	881,969
Southern CA Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2026	1,000,000	1,126,740
Southern CA Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2027	1,000,000	1,123,530
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	409,984
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	429,291
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,197,562
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	463,349
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	418,068
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	623,053
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	774,600
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	574,844
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	913,096
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	644,538
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	179,746
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	349,234
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	343,272
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	306,454
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	173,787
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	449,554

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00%	10-1-2022	$445,000	$509,187
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	544,157
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	405,154
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	274,618
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	532,579
Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,716,945
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	150,000	152,087
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	275,000	283,231
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	295,000	307,030
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	150,000	151,400
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	280,000	285,384
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	300,000	307,119
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,492,352
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	842,306
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,870,171
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,645,650
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,084,900
Sweetwater CA Union High School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	701,003
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	398,950
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	413,598
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	886,043
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,262,025
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	575,000	576,794
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2024	400,000	469,484
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2026	750,000	880,613
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,000,000	1,164,430
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2025	1,000,000	1,146,970
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	408,108
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	565,947
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	11,741,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00%	9-1-2023	$1,000,000	$1,156,430
Vacaville CA Redevelopment Agency Tax Allocation Refunding Sub Redevelopment Projects (Tax Revenue)	5.00	9-1-2020	600,000	664,026
Vacaville CA Redevelopment Agency Tax Allocation Refunding Sub Redevelopment Projects (Tax Revenue)	5.00	9-1-2021	600,000	675,936
Vacaville CA Redevelopment Agency Tax Allocation Refunding Sub Redevelopment Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,201,452
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	781,198
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	375,372
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	406,170
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	761,884
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,054
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,502,940
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,162,964
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	410,089
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	279,548
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	269,883
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	272,493
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	386,402
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	561,525
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	854,182
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,145,509
Washington Township CA Health Refunding Series A (Health Revenue)	5.00	7-1-2023	600,000	672,684
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2017	325,000	330,590
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	598,840
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	271,882
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	279,725
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	292,541
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	320,946
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	579,097
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,920,713
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	622,239
Yuba City CA Redevelopment Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	889,943

				636,441,449

Guam: 0.67%
Guam Government Limited Refinancing Section 30 Series A (Tax Revenue)	5.00	12-1-2027	2,000,000	2,298,960
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2022	400,000	441,484
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,766,034

				4,506,478

New York: 0.37%
New York NY HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC) ø	0.90	5-1-2048	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 0.66%
Puerto Rico HFA Subordinated Capital Fund Modernization Program Refunding Bond (Housing Revenue, HUD Insured)	5.50%	12-1-2017	$2,045,000	$2,114,326
Puerto Rico HFA Subordinated Capital Fund Modernization Program Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,336,363
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,000,000	1,041,340

				4,492,029

Texas: 1.18%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.85	12-1-2039	8,000,000	8,000,000

Virgin Islands: 0.13%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue)	5.00	10-1-2025	1,000,000	849,560

Total Municipal Obligations (Cost $648,696,243)				656,789,516

	Yield		Shares
Short-Term Investments: 0.67%

Investment Companies: 0.67%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		4,493,875	4,496,572

Total Short-Term Investments (Cost $4,495,998)				4,496,572

Total investments in securities (Cost $653,192,241) *	97.90%	661,286,088
Other assets and liabilities, net	2.10	14,195,848

Total net assets	100.00%	$675,481,936

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $653,191,938 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,706,107
Gross unrealized losses	(2,611,957)

Net unrealized gains	$8,094,150

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Limited-Term Tax-Free Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $648,696,243)	$656,789,516
In affiliated securities, at value (cost $4,495,998)	4,496,572

Total investments, at value (cost $653,192,241)	661,286,088
Receivable for investments sold	10,966,747
Receivable for Fund shares sold	3,115,338
Receivable for interest	7,515,323
Prepaid expenses and other assets	58,426

Total assets	682,941,922

Liabilities
Dividends payable	539,539
Payable for Fund shares redeemed	6,477,872
Management fee payable	223,633
Distribution fee payable	26,398
Administration fees payable	68,159
Accrued expenses and other liabilities	124,385

Total liabilities	7,459,986

Total net assets	$675,481,936

NET ASSETS CONSIST OF
Paid-in capital	$670,327,111
Undistributed net investment income	414,304
Accumulated net realized losses on investments	(3,353,326)
Net unrealized gains on investments	8,093,847

Total net assets	$675,481,936

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$157,598,651
Shares outstanding – Class A1	14,761,638
Net asset value per share – Class A	$10.68
Maximum offering price per share – Class A2	$10.90
Net assets – Class C	$38,560,085
Shares outstanding – Class C1	3,612,342
Net asset value per share – Class C	$10.67
Net assets – Administrator Class	$123,538,440
Shares outstanding – Administrator Class[1]	11,749,045
Net asset value per share – Administrator Class	$10.51
Net assets – Institutional Class	$355,784,760
Shares outstanding – Institutional Class[1]	33,858,297
Net asset value per share – Institutional Class	$10.51

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	23

Investment income
Interest	$9,522,868
Income from affiliated securities	14,712

Total investment income	9,537,580

Expenses
Management fee	1,557,390
Administration fees
Class A	154,402
Class C	33,225
Administrator Class	100,420
Institutional Class	144,505
Shareholder servicing fees
Class A	241,253
Class C	51,914
Administrator Class	250,269
Distribution fee
Class C	155,742
Custody and accounting fees	23,487
Professional fees	20,756
Registration fees	28,711
Shareholder report expenses	15,060
Trustees’ fees and expenses	11,884
Other fees and expenses	8,606

Total expenses	2,797,624
Less: Fee waivers and/or expense reimbursements	(201,978)

Net expenses	2,595,646

Net investment income	6,941,934

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(2,512,437)
Affiliated securities	4,879

Net realized losses on investments	(2,507,558)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(23,534,006)
Affiiliated securities	574

Net change in unrealized gains (losses) on investments	(23,533,432)

Net realized and unrealized gains (losses) on investments	(26,040,990)

Net decrease in net assets resulting from operations	$(19,099,056)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Limited-Term Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$6,941,934		$13,668,017
Net realized gains (losses) on investments		(2,507,558)		307,165
Net change in unrealized gains (losses) on investments		(23,533,432)		15,198,116

Net increase (decrease) in net assets resulting from operations		(19,099,056)		29,173,298

Distributions to shareholders from
Net investment income
Class A		(1,540,821)		(3,106,736)
Class C		(175,941)		(293,867)
Administrator Class		(1,794,531)		(4,753,577)
Institutional Class		(3,430,641)		(5,513,837)

Total distributions to shareholders		(6,941,934)		(13,668,017)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,568,550	28,037,975	3,717,168	40,622,538
Class C	542,614	5,944,775	1,111,875	12,161,519
Administrator Class	1,723,866	18,584,481	7,716,091	82,975,726
Institutional Class	15,405,363	164,296,461	18,822,453	202,617,124

		216,863,692		338,376,907

Reinvestment of distributions
Class A	124,248	1,352,233	255,259	2,791,230
Class C	14,672	159,443	24,387	266,691
Administrator Class	163,975	1,760,246	392,993	4,230,319
Institutional Class	55,248	588,621	36,473	393,272

		3,860,543		7,681,512

Payment for shares redeemed
Class A	(5,743,735)	(62,106,108)	(4,482,841)	(49,048,097)
Class C	(578,062)	(6,271,762)	(643,275)	(7,027,894)
Administrator Class	(10,983,194)	(116,852,938)	(16,255,503)	(174,866,159)
Institutional Class	(13,918,274)	(148,358,836)	(12,821,779)	(137,811,298)

		(333,589,644)		(368,753,448)

Net decrease in net assets resulting from capital share transactions		(112,865,409)		(22,695,029)

Total decrease in net assets		(138,906,399)		(7,189,748)

Net assets
Beginning of period		814,388,335		821,578,083

End of period		$675,481,936		$814,388,335

Undistributed net investment income		$414,304		$414,304

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	25

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.04	$10.83	$10.86	$10.66	$10.70	$10.51
Net investment income	0.09	0.17	0.16	0.18	0.21	0.27
Net realized and unrealized gains (losses) on investments	(0.36)	0.21	(0.03)	0.20	(0.04)	0.19

Total from investment operations	(0.27)	0.38	0.13	0.38	0.17	0.46
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.16)	(0.18)	(0.21)	(0.27)
Net asset value, end of period	$10.68	$11.04	$10.83	$10.86	$10.66	$10.70
Total return[1]	(2.48)%	3.54%	1.22%	3.61%	1.59%	4.41%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.83%	0.83%	0.84%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.60%	1.56%	1.49%	1.70%	1.95%	2.51%
Supplemental data
Portfolio turnover rate	7%	21%	31%	31%	32%	56%
Net assets, end of period (000s omitted)	$157,599	$196,629	$198,402	$203,306	$156,366	$162,381

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.04	$10.83	$10.86	$10.65	$10.70	$10.51
Net investment income	0.05	0.09	0.08	0.10	0.13	0.19
Net realized and unrealized gains (losses) on investments	(0.37)	0.21	(0.03)	0.21	(0.05)	0.19

Total from investment operations	(0.32)	0.30	0.05	0.31	0.08	0.38
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.08)	(0.10)	(0.13)	(0.19)
Net asset value, end of period	$10.67	$11.04	$10.83	$10.86	$10.65	$10.70
Total return[1]	(2.94)%	2.76%	0.47%	2.94%	0.73%	3.63%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.57%	1.58%	1.58%	1.59%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.85%	0.81%	0.74%	0.95%	1.19%	1.77%
Supplemental data
Portfolio turnover rate	7%	21%	31%	31%	32%	56%
Net assets, end of period (000s omitted)	$38,560	$40,098	$33,996	$34,920	$35,309	$33,414

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.87	$10.66	$10.70	$10.49	$10.53	$10.34
Net investment income	0.10 [1]	0.19	0.18	0.20	0.23	0.29
Net realized and unrealized gains (losses) on investments	(0.36)	0.21	(0.04)	0.21	(0.04)	0.19

Total from investment operations	(0.26)	0.40	0.14	0.41	0.19	0.48
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.18)	(0.20)	(0.23)	(0.29)
Net asset value, end of period	$10.51	$10.87	$10.66	$10.70	$10.49	$10.53
Total return[2]	(2.43)%	3.78%	1.33%	3.95%	1.79%	4.65%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.76%	0.77%	0.77%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.79%	1.75%	1.69%	1.90%	2.14%	2.72%
Supplemental data
Portfolio turnover rate	7%	21%	31%	31%	32%	56%
Net assets, end of period (000s omitted)	$123,538	$226,581	$309,120	$550,156	$388,872	$269,980

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$10.86	$10.66	$10.75
Net investment income	0.10	0.20	0.13
Net realized and unrealized gains (losses) on investments	(0.35)	0.20	(0.09)

Total from investment operations	(0.25)	0.40	0.04
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.13)
Net asset value, end of period	$10.51	$10.86	$10.66
Total return[2]	(2.29)%	3.79%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.50%
Net investment income	1.90%	1.86%	1.82%
Supplemental data
Portfolio turnover rate	7%	21%	31%
Net assets, end of period (000s omitted)	$355,785	$351,080	$280,061

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $844,942 with $734,586 expiring in 2018; $110,356 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$656,789,516	$0	$656,789,516

Short-term investments
Investment companies	4,496,572	0	0	4,496,572
Total assets	$4,496,572	$656,789,516	$0	$661,286,088

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	31

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $7 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,059 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $1,062 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

32	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $48,469,899 and $152,610,492, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six month ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

36	Wells Fargo California Limited-Term Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300476 02-17 SA248/SAR248 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo California Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo California Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo California Tax-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo California Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCTAX)	10-6-1988	(4.73)	3.58	3.88	(0.21)	4.54	4.36	0.82	0.75
Class C (SCTCX)	7-1-1993	(1.98)	3.76	3.58	(0.98)	3.76	3.58	1.57	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	(0.09)	4.75	4.58	0.76	0.55
Institutional Class (SGTIX)	10-31-2014	–	–	–	(0.02)	4.78	4.60	0.49	0.48
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–
Bloomberg Barclays California Municipal Bond Index[5]	–	–	–	–	(0.14)	3.85	4.44	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays California Municipal Bond Index (formerly known as Barclays California Municipal Bond Index) is the California component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$949.53	$3.68	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Class C
Actual	$1,000.00	$945.62	$7.34	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Administrator Class
Actual	$1,000.00	$949.84	$2.70	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$950.18	$2.35	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.87%

California: 95.95%
ABC Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,465,275
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,881,095
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	940,000	910,296
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,650,869
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	207,618
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,095,220
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series B (Transportation Revenue, AGM Insured)	4.00	10-1-2037	2,215,000	2,229,132
Alameda County CA Corridor Transportation Authority CAB Subordinated Lien Series B (Transportation Revenue)	5.00	10-1-2037	1,500,000	1,631,430
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,138,454
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	4,856,614
Alisal CA Unified School District CAB Election of 2006 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	1,105,000	1,097,320
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,841,503
Anaheim CA Housing & Public Improvements Authority Series A (Water & Sewer Revenue)	5.00	10-1-2046	2,250,000	2,476,598
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,324,602
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,559,500
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,315,360
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,282,690
Antelope Valley CA Healthcare District Refunding Bond Series A (Health Revenue)	5.25	3-1-2036	3,000,000	3,011,910
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,558,100
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,228,395
Bay Area CA Toll Authority Toll Bridge Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,276,520
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,774,120
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,004,088
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,336,380
California (GO Revenue)	5.00	8-1-2025	30,000	30,108
California (GO Revenue)	5.00	8-1-2025	4,970,000	4,987,147
California (GO Revenue)	5.25	8-1-2038	1,925,000	2,031,183
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,334,530
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,012

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00%	1-1-2043	$5,000,000	$5,605,000
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,229,184
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2046	8,000,000	9,090,080
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	916,404
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	1,973,853
California Health Facilities Financing Authority Refunding Bond Cedars Sinai Medical Center Series B (Health Revenue)	4.00	8-15-2039	10,500,000	10,574,865
California Health Facilities Financing Authority Refunding Bond Sutter Health Project Series B (Health Revenue)	5.00	11-15-2035	1,000,000	1,135,920
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	165,000	165,606
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,520,000	2,541,319
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,349,050
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,446,800
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,085,212
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,111,050
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	4,923,450
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	109,080
California HFFA Sutter Health Series A (Health Revenue)	5.00	8-15-2043	1,250,000	1,375,800
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,556,165
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,399,938
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,064,996
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,649,135
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,096,800
California Municipal Finance Authority NorthBay Healthcare Group Series A (Health Revenue)	5.00	11-1-2027	1,000,000	1,093,470
California Municipal Finance Authority NorthBay Healthcare Group Series A (Health Revenue)	5.00	11-1-2028	500,000	547,240
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,025,410
California Municipal Financing Authority California Baptist University Series A (Education Revenue) 144A	4.00	11-1-2021	850,000	853,307
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	415,000	416,461
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	585,000	586,591
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A	5.00	7-1-2041	1,250,000	1,225,775
California Municipal Financing Authority University of the Pacific Program (Education Revenue)	5.00	11-1-2048	1,750,000	1,886,395

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.90%	8-1-2027	$15,335,000	$15,335,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.90	8-1-2027	21,220,000	21,220,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.90	8-1-2027	14,525,000	14,525,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,469,388
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,712,390
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,573,480
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,455,718
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	25,732,400
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,366,680
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,282,387
California Refunding Bond (GO Revenue)	5.00	9-1-2034	1,975,000	2,288,156
California Refunding Bond Bid Group C (GO Revenue)	5.00	8-1-2033	2,000,000	2,327,420
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	491,402
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,686,120
California School Finance Authority KIPP Louisiana School Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,039,300
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	615,000	616,722
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,724,250
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,940,000	3,007,385
California Statewide CDA Certificate of Participation Internext Group (Health Revenue)	5.38	4-1-2017	100,000	100,387
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	1,863,857
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,117,930
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	3,000,000	3,321,630
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,283,900
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,732,380
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,713,660
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,825,980
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,275,000	1,330,016
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	270,000	282,442
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,000,330
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,883,115

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00%	5-15-2032	$1,250,000	$1,362,175
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,526
California Statewide Index Floating Rate Bonds Series B (GO Revenue) ±	1.19	12-1-2031	2,500,000	2,466,250
California University Systemwide Refunding Bond Series A (Education Revenue)	4.00	11-1-2038	8,000,000	8,194,080
California University Systemwide Refunding Bond Series A (Education Revenue)	5.00	11-1-2045	6,400,000	7,256,832
California Various Purpose Refunding Bond (GO Revenue)	4.00	9-1-2035	10,000,000	10,381,800
California Various Purpose Refunding Bond (GO Revenue)	5.00	9-1-2035	35,000,000	40,391,400
California Various Purposes (GO Revenue)	4.00	9-1-2045	1,500,000	1,533,780
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,665,806
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	7,593,880
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	5,808,033
California Various Purposes (GO Revenue)	5.00	6-1-2037	4,215,000	4,288,130
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,573,000
California Various Purposes (GO Revenue)	5.13	4-1-2033	6,735,000	7,021,978
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	5,706,950
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	873,664
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	14,255,013
California Various Purposes (GO Revenue)	5.25	3-1-2038	2,300,000	2,395,795
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	9,708,249
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,742,032
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,689,473
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,338,250
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	25,611,578
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,607,006
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	970,957
Center California Unified School District CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,479,000
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,103,275
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,259,400
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	660,000	675,649
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,102,710
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	785,310
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,029,880
Chula Vista CA Redevelopment Agency (Tax Revenue, AGM Insured)	5.00	10-1-2027	1,480,000	1,750,944
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	802,090
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,514,801
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,208,822
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,800,000	3,651,116
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,000,000	1,941,400
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,681,405

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75%	5-1-2022	$150,000	$173,115
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	5,084,033
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,692,060
East Bay CA Municipal Utility District Water System Series B (Water & Sewer Revenue)	4.00	6-1-2045	2,160,000	2,231,755
El Dorado CA Irrigation District Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,270,320
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,670,490
Elsinore Valley CA Municipal Water District Financing Authority Refunding Bond Series A (Water & Sewer Revenue)	5.00	7-1-2027	2,500,000	3,008,900
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,440,000	1,443,672
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	5,834,702
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,245,920
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	665,000	671,963
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,833,998
Foothill-Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,091,520
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	2,853,441
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,546,810
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,292,800
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,115,920
Golden Empire Schools California Financing Authority Kern High School District Projects (Miscellaneous Revenue) ±	1.22	5-1-2017	5,000,000	4,999,450
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	6,637,020
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2036	1,270,000	1,442,441
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,576,750
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,195,461
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,191,906
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2038	4,300,000	4,864,590
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,105,310
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,467,120
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	812,580
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	445,152
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,583,040
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,383,080
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	6,915,000	2,164,879

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00%	8-1-2034	$2,990,000	$936,079
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	2,956,017
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,677,330
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,806,283
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,224,720
Lodi CA Unified School District School Facility Election of 2006 (GO Revenue, AGM Insured)	5.00	8-1-2030	2,000,000	2,047,920
Long Beach CA Financing Authority Refunding Bond (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	250,000	257,628
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	948,680
Long Beach CA Unified School District Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,435,000	1,583,192
Long Beach CA Unified School District Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	95,000	104,658
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	1,540,000	1,546,376
Los Angeles CA Community College District Refunding Bond (GO Revenue)	4.00	8-1-2038	10,000,000	10,346,200
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,330,074
Los Angeles CA Department of Water and Power Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	13,997,574
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	30,000	32,188
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,215,412
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	4.00	12-1-2040	2,000,000	2,028,460
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	5.00	12-1-2045	7,400,000	8,334,546
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2033	5,000	5,559
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,475,720
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,308,453
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,121,410
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,490,680
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,083,055
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	1,837,165
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	3,901,065
Montclair CA PFA Lease Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,670,024
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,198,469
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,291,365
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	740,000	792,614
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	58,622
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,244,400
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2035	2,545,000	2,838,286
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,448,320

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50%	8-1-2023	$500,000	$580,550
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,225,988
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	3,900,085
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,147,540
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	1,912,926
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	1,895,330
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	125,000	125,148
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	500,655
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,352,340	1,405,189
Palomar Health Refunding Bond (Health Revenue)	5.00	11-1-2027	2,000,000	2,206,560
Palomar Health Refunding Bond (Health Revenue)	5.00	11-1-2039	2,000,000	2,091,120
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,269,050
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	195,000	199,419
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	1,265,000	1,318,661
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,575,000	4,629,946
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	1,894,592
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,456,776
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,103,993
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	495,202
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,002,897
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,388,109
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,419,750
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,282,175
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	7,477,000
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,368,377
Riverside County CA Southwest California Community Finance Authority (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,251,475
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,124,525
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,126,920
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,112,982
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	1,750,000	1,894,218
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,465,243
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,377,884
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,145,100
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,115,192

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Salinas CA Economic Development Monterey County Public Building Project Series A (Industrial Development Revenue)	5.00%	7-1-2027	$1,750,000	$2,017,995
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,558,660
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,830,642
San Bernardino County CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,242,820
San Bernardino County CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	8,908,160
San Buenaventura CA Public Facilities Financing Authority Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,439,440
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	1,000,000	1,051,140
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,200,000	1,257,528
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,653,800
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	4,977,473
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	3,846,229
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	727,337
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,063,477
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	621,023
San Diego California Community College Refunding Bond (GO Revenue)	5.00	8-1-2041	15,000,000	17,334,000
San Diego California Public Facilities Financing Refunding Bond Subordinated Series B (Water & Sewer Revenue)	5.00	8-1-2038	12,555,000	14,363,046
San Diego County CA Water Authority Refunding Bond Series B (Water & Sewer Revenue)	5.00	5-1-2037	3,750,000	4,340,063
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,361,740
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Sub-Series D (Tax Revenue) 144A¤(i)	0.00	8-1-2023	2,000,000	1,389,100
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Sub-Series D (Tax Revenue) 144A¤(i)	0.00	8-1-2026	2,000,000	1,141,680
San Francisco City & County CA Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,229,740
San Francisco City & County CA International Airport Second Series C (Airport Revenue)	5.00	5-1-2046	6,000,000	6,741,720
San Francisco City & County CA Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,737,425
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO Revenue)	7.10	8-1-2033	3,000,000	3,108,630
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2032	1,750,000	1,937,023
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.50	8-1-2028	2,525,000	2,958,795
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,637,220
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,756,956
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,046,528
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,885,406
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	970,701
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,109,215
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,493,931
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,920,262

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2028	$1,290,000	$1,473,116
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,529,655
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,049,845
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,640,000	1,764,279
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,289,960
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	5,877,300
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,383,668
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,155,087
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,134,580
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,667,925
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	1,903,895
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,139,696
Sonoma CA CDA Successor Agency Tax Allocation Sonoma Redevelopment Project (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,522,253
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	723,313
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	410,000	450,967
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,156,660
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,138,160
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	3,937,077
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	4.00	8-1-2042	10,000,000	10,121,500
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,124,037
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,075,730
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,140,850
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,678,815
Turlock CA Irrigation District Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,219,940
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	792,623
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,053,110
Union City CA Community RDA (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	9,018,640
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2035	1,250,000	1,399,250
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,119,400
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,578,114
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,458,700
University of California Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,251,460
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,386,113
Vallejo CA Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,130,150

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Vallejo CA Unified School District Refunding Bond Series A (GO Revenue, National Insured)	5.90%	2-1-2017	$1,000,000	$1,004,090
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,697,015
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,548,733
Washington Township CA Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,718,745
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2026	1,190,000	1,337,072
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.25	8-1-2024	1,350,000	1,535,085
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)	6.00	8-1-2027	1,080,000	1,414,476
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,357,207
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,061,171
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,826,507

				1,012,333,882

Colorado: 0.22%
Tender Option Bond Trust Receipts/Certificates HCFR Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.81	1-1-2045	2,360,000	2,360,000

Guam: 0.71%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,062,630
Guam Government Limited Section 30 Series A (Tax Revenue)	5.00	12-1-2046	1,250,000	1,367,563
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,640,535
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.50	7-1-2043	3,125,000	3,419,125

				7,489,853

Illinois: 0.50%
Illinois (GO Revenue, AGM Insured)	5.00	2-1-2027	5,000,000	5,294,600

Virgin Islands: 0.49%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue)	5.00	10-1-2025	1,000,000	849,560
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue, AGM Insured)	5.00	10-1-2029	4,000,000	4,302,360

				5,151,920

Total Municipal Obligations (Cost $974,773,705)				1,032,630,255

	Yield		Shares
Short-Term Investments: 1.21%

Investment Companies: 1.21%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		12,792,756	12,800,432

Total Short-Term Investments (Cost $12,798,145)				12,800,432

Total investments in securities (Cost $987,571,850) *	99.08%	1,045,430,687
Other assets and liabilities, net	0.92	9,682,983

Total net assets	100.00%	$1,055,113,670

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	17

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $987,494,495 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,473,800
Gross unrealized losses	(3,537,608)

Net unrealized gains	$57,936,192

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Tax-Free Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $974,773,705)	$1,032,630,255
In affiliated securities, at value (cost $12,798,145)	12,800,432

Total investments, at value (cost $987,571,850)	1,045,430,687
Receivable for investments sold	1,331,756
Receivable for Fund shares sold	3,829,207
Receivable for interest	12,897,201
Prepaid expenses and other assets	75,998

Total assets	1,063,564,849

Liabilities
Dividends payable	864,988
Payable for investments purchased	1,128,743
Payable for Fund shares redeemed	5,782,541
Management fee payable	295,104
Distribution fees payable	42,615
Administration fees payable	120,481
Accrued expenses and other liabilities	216,707

Total liabilities	8,451,179

Total net assets	$1,055,113,670

NET ASSETS CONSIST OF
Paid-in capital	$1,020,993,945
Undistributed net investment income	61,800
Accumulated net realized losses on investments	(23,800,912)
Net unrealized gains on investments	57,858,837

Total net assets	$1,055,113,670

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$469,143,721
Shares outstanding – Class A1	40,273,112
Net asset value per share – Class A	$11.65
Maximum offering price per share – Class A2	$12.20
Net assets – Class C	$62,069,932
Shares outstanding – Class C1	5,224,797
Net asset value per share – Class C	$11.88
Net assets – Administrator Class	$218,077,723
Shares outstanding – Administrator Class[1]	18,682,893
Net asset value per share – Administrator Class	$11.67
Net assets – Institutional Class	$305,822,294
Shares outstanding – Institutional Class[1]	26,200,545
Net asset value per share – Institutional Class	$11.67

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund	19

Investment income
Interest	$21,196,348
Income from affiliated securities	26,131

Total investment income	21,222,479

Expenses
Management fee	2,231,810
Administration fees
Class A	418,834
Class B	81 [1]
Class C	54,829
Administrator Class	160,378
Institutional Class	101,274
Shareholder servicing fees
Class A	654,428
Class B	127 [1]
Class C	85,671
Administrator Class	400,455
Distribution fees
Class B	381 [1]
Class C	257,013
Custody and accounting fees	31,849
Professional fees	27,344
Registration fees	45,951
Shareholder report expenses	7,615
Trustees’ fees and expenses	11,686
Other fees and expenses	8,404

Total expenses	4,498,130
Less: Fee waivers and/or expense reimbursements	(530,502)

Net expenses	3,967,628

Net investment income	17,254,851

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(15,185,774)
Affiiliated securities	(1,486)
Futures transactions	524,200

Net realized losses on investments	(14,663,060)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(63,194,080)
Affiiliated securities	2,287

Net change in unrealized gains (losses) on investments	(63,191,793)

Net realized and unrealized gains (losses) on investments	(77,854,853)

Net decrease in net assets resulting from operations	$(60,600,002)

[1]	For the period from July 1, 2016 to December 5, 2016. At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$17,254,851		$29,991,986
Net realized gains (losses) on investments		(14,663,060)		1,334,393
Net change in unrealized gains (losses) on investments		(63,191,793)		55,001,083

Net increase (decrease) in net assets resulting from operations		(60,600,002)		86,327,462

Distributions to shareholders from
Net investment income
Class A		(7,554,291)		(14,775,252)
Class B		(1,071)[1]		(3,113)
Class C		(732,495)		(1,242,347)
Administrator Class		(4,932,316)		(8,542,089)
Institutional Class		(4,034,649)		(5,429,185)

Total distributions to shareholders		(17,254,822)		(29,991,986)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,413,568	29,429,666	7,403,254	89,174,570
Class C	786,527	9,822,182	1,564,126	19,286,269
Administrator Class	3,169,912	38,399,026	15,429,582	186,582,017
Institutional Class	19,595,584	233,032,337	6,601,583	79,772,864

		310,683,211		374,815,720

Reinvestment of distributions
Class A	576,089	6,940,427	1,127,394	13,600,711
Class B	84 [1]	1,036 [1]	231	2,839
Class C	53,540	657,294	90,135	1,109,354
Administrator Class	393,453	4,762,125	634,427	7,682,854
Institutional Class	63,369	752,391	40,832	495,242

		13,113,273		22,891,000

Payment for shares redeemed
Class A	(5,129,090)	(61,020,261)	(6,028,808)	(72,871,296)
Class B	(9,509)[1]	(111,781)[1]	(4,785)	(58,475)
Class C	(845,099)	(10,271,738)	(650,067)	(7,959,797)
Administrator Class	(12,450,327)	(146,787,249)	(6,300,064)	(76,074,940)
Institutional Class	(8,936,067)	(104,666,575)	(3,813,661)	(46,003,940)

		(322,857,604)		(202,968,448)

Net increase in net assets resulting from capital share transactions		938,880		194,738,272

Total increase (decrease) in net assets		(76,915,944)		251,073,748

Net assets
Beginning of period		1,132,029,614		880,955,866

End of period		$1,055,113,670		$1,132,029,614

Undistributed net investment income		$61,800		$61,771

[1]	For the period from July 1, 2016 to December 5, 2016. At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.45	$11.79	$11.73	$11.21	$11.37	$10.53
Net investment income	0.18	0.36	0.38	0.42	0.40	0.45
Net realized and unrealized gains (losses) on investments	(0.80)	0.66	0.06	0.52	(0.16)	0.84

Total from investment operations	(0.62)	1.02	0.44	0.94	0.24	1.29
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.38)	(0.42)	(0.40)	(0.45)
Net asset value, end of period	$11.65	$12.45	$11.79	$11.73	$11.21	$11.37
Total return[1]	(5.05)%	8.77%	3.74%	8.58%	2.06%	12.46%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.83%	0.83%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.89%	2.96%	3.17%	3.71%	3.46%	4.08%
Supplemental data
Portfolio turnover rate	33%	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$469,144	$528,238	$470,368	$466,411	$506,770	$512,957

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.70	$12.02	$11.96	$11.43	$11.59	$10.74
Net investment income	0.13	0.27	0.29	0.34	0.32	0.38
Net realized and unrealized gains (losses) on investments	(0.82)	0.68	0.06	0.53	(0.16)	0.85

Total from investment operations	(0.69)	0.95	0.35	0.87	0.16	1.23
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.29)	(0.34)	(0.32)	(0.38)
Net asset value, end of period	$11.88	$12.70	$12.02	$11.96	$11.43	$11.59
Total return[1]	(5.44)%	8.02%	2.96%	7.77%	1.33%	11.56%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.58%	1.58%	1.58%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.14%	2.21%	2.42%	2.96%	2.70%	3.31%
Supplemental data
Portfolio turnover rate	33%	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$62,070	$66,427	$50,787	$45,934	$46,050	$44,920

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.48	$11.81	$11.75	$11.23	$11.39	$10.55
Net investment income	0.19	0.38	0.40	0.44	0.43	0.48
Net realized and unrealized gains (losses) on investments	(0.81)	0.67	0.06	0.52	(0.16)	0.84

Total from investment operations	(0.62)	1.05	0.46	0.96	0.27	1.32
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.40)	(0.44)	(0.43)	(0.48)
Net asset value, end of period	$11.67	$12.48	$11.81	$11.75	$11.23	$11.39
Total return[1]	(5.02)%	9.06%	3.95%	8.79%	2.27%	12.67%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.77%	0.77%	0.77%	0.76%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.08%	3.16%	3.39%	3.91%	3.65%	4.26%
Supplemental data
Portfolio turnover rate	33%	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$218,078	$344,090	$210,265	$273,026	$231,383	$179,670

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$12.48	$11.81	$11.99
Net investment income	0.20	0.39	0.27
Net realized and unrealized gains (losses) on investments	(0.81)	0.67	(0.18)

Total from investment operations	(0.61)	1.06	0.09
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.27)
Net asset value, end of period	$11.67	$12.48	$11.81
Total return[2]	(4.98)%	9.14%	0.72%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.49%	0.50%
Net expenses	0.48%	0.48%	0.48%
Net investment income	3.19%	3.24%	3.35%
Supplemental data
Portfolio turnover rate	33%	17%	30%
Net assets, end of period (000s omitted)	$305,822	$193,154	$149,368

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective December 6, 2016, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

26	Wells Fargo California Tax-Free Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

No expiration
2018	Short-term
$4,667,645	$4,375,648

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	27

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$1,032,630,255	$0	$1,032,630,255

Short-term investments
Investment companies	12,800,432	0	0	12,800,432
Total assets	$12,800,432	$1,032,630,255	$0	$1,045,430,687

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.55% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

28	Wells Fargo California Tax-Free Fund	Notes to financial statements (unaudited)

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $6,340 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,153 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2016, Funds Distributor received $12,109 from the sale of Class A shares and $10,000 in contingent deferred sales charges from redemptions of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $367,581,894 and $342,129,439, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $5,230,694 in short futures contracts during the six months ended December 31, 2016.

The realized gains and change in unrealized gains (losses) on futures contracts, if any, are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	29

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

30	Wells Fargo California Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo California Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo California Tax-Free Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300477 02-17 SA249/SAR249 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Colorado Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Colorado Tax-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Colorado Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NWCOX)	7-31-1995	(4.44)	2.90	3.32	0.07	3.86	3.79	0.93	0.85
Class C (WCOTX)	3-31-2008	(1.68)	3.08	3.01	(0.68)	3.08	3.01	1.68	1.60
Administrator Class (NCOTX)	8-23-1993	–	–	–	0.32	4.12	4.05	0.87	0.60
Institutional Class (WCITX)	10-31-2016	–	–	–	0.33	4.12	4.05	0.60	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–
Bloomberg Barclays Colorado Municipal Bond Index[5]	–	–	–	–	0.87	4.16	4.72	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Colorado Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Colorado Municipal Bond Index (formerly known as Barclays Colorado Municipal Bond Index) is the Colorado component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$952.39	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class C
Actual	$1,000.00	$948.83	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Administrator Class
Actual	$1,000.00	$953.59	$2.95	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$953.72	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 96.21%

Arizona: 1.01%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,102,280

California: 2.19%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,137,160
Norco CA Redevelopment Agency Project Area No. 1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,251,096

				2,388,256

Colorado: 88.64%
Adams County CO 12 Five Star Schools Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-15-2027	1,200,000	1,441,692
Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-1-2034	500,000	562,730
Adams County CO North Range Metropolitan District No. 1 (GO Revenue)	5.00	12-1-2038	1,000,000	1,091,610
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,153,720
Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	508,930
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	514,380
Arvada CO Jefferson Center Metropolitan District No. 1 (Tax Revenue)	4.75	12-1-2026	1,000,000	982,440
Arvada CO Leyden Rock Metropolitan District No. 10 (GO Revenue)	5.00	12-1-2045	650,000	600,626
Aspen Valley Hospital District Refunding Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	644,826
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,181,100
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,932,440
Aurora CO Eagle Bend Metropolitan District No. 2 Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2037	1,000,000	1,124,770
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,023,830
Broomfield CO Great Western Park Metropolitan District No. 2 (GO Revenue)	5.00	12-1-2046	825,000	766,351
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	157,803
Centennial CO Southglenn Metropolitan District (GO Revenue)	5.00	12-1-2030	750,000	760,598
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	827,617
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,243,160
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,059,200
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,130,100
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,132,460
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	611,294
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	500,000	455,640
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue)	5.00	7-1-2036	750,000	804,728
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	660,000	662,013
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,143,545

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Charter School District Montessori Charter School Project (Education Revenue)	5.00%	7-15-2037	$1,150,000	$1,204,890
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	511,185
Colorado ECFA Charter School Refunding and Improvement Bonds Flagstaff Academy Project 2015 (Education Revenue)	5.00	8-1-2036	335,000	362,001
Colorado ECFA Charter School Refunding and Improvement Bonds Frontier Academy Project 2015 (Education Revenue)	5.00	6-1-2036	540,000	582,898
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	499,040
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	610,392
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00	12-15-2025	535,000	518,517
Colorado ECFA Cheyenne Mountain Charter School Project Series A (Education Revenue)	5.25	6-15-2029	590,000	601,405
Colorado ECFA Refunding Bonds Regis University Project (Education Revenue)	5.00	10-1-2034	2,000,000	2,149,420
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,366,251
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,969,815
Colorado ECFA Student Housing Campus Village Apartment Project (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,814,047
Colorado ECFA Twin Peaks Charter Academy (Education Revenue)	6.75	11-15-2028	750,000	825,713
Colorado EDFA Charter School Refunding and Improvement Bonds Eagle Ridge Academy Project (Education Revenue) 144A	5.00	11-1-2036	1,000,000	968,150
Colorado Fort Lewis College Board of Trustees Series B (Education Revenue)	5.00	10-1-2036	1,735,000	1,972,955
Colorado Health Facilities Authority Adventist Health Sunbelt Series A (Health Revenue)	4.00	11-15-2046	1,000,000	1,006,190
Colorado Health Facilities Authority Adventist Health Sunbelt Series C (Health Revenue) ±	5.00	11-15-2036	500,000	591,475
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,071,910
Colorado Health Facilities Authority Children’s Hospital Project Series A (Health Revenue)	5.00	12-1-2044	2,000,000	2,188,480
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,113,390
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,018,240
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,143,270
Colorado Health Facilities Authority Sunny Vista Living Center Series A (Health Revenue) 144A	5.00	12-1-2025	670,000	656,995
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	530,860
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,266,012
Colorado International Center Metropolitan District No. 3 Refunding Bonds (GO Revenue)	4.63	12-1-2031	635,000	590,848
Colorado Park 70 Metropolitan District Refunding and Improvement Bonds (GO Revenue)	5.00	12-1-2036	1,000,000	1,054,490
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	531,015
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds (GO Revenue)	5.63	12-1-2044	1,000,000	1,030,530

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00%	6-1-2044	$2,000,000	$2,181,900
Colorado Regional Transportation District Certificate of Participation Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,737,975
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,036,520
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,139,020
Colorado Solaris Metropolitan District No. 3 Refunding Bonds (GO Revenue)	5.00	12-1-2046	500,000	486,810
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,390,030
Colorado Thompson Crossing Metropolitan District No. 2 Series B (GO Revenue, AGM Insured)	5.00	12-1-2046	820,000	894,292
Colorado Western State University Auxiliary Facilities (Education Revenue)	5.00	5-15-2027	1,100,000	1,298,451
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,378,313
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,244,840
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,236,800
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,125,950
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,332,504
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	576,471
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	860,423
El Paso County CO Lorson Ranch Metropolitan District No. 2 (GO Revenue)	5.00	12-1-2041	855,000	920,057
El Paso County CO School District No. 49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,484,569
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,330,000	1,357,451
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,398,888
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	773,966
Longmont CO Certificate of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,110,250
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	50,000	50,921
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	348,212
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,278,820
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,527,592
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,136,940
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,208,420
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,104,530
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,246,020
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	565,200

				96,700,122

Guam: 1.48%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,062,630
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	558,035

				1,620,665

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.42%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00%	6-1-2027	$235,000	$250,228
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	210,248

				460,476

Pennsylvania: 1.48%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	529,805
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,087,530

				1,617,335

Virgin Islands: 0.99%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue, AGM Insured)	5.00	10-1-2029	1,000,000	1,075,590

Total Municipal Obligations (Cost $102,116,020)				104,964,724

	Yield		Shares
Short-Term Investments: 0.26%

Investment Companies: 0.26%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		284,383	284,553

Total Short-Term Investments (Cost $284,490)				284,553

Total investments in securities (Cost $102,400,510) *	96.47%	105,249,277
Other assets and liabilities, net	3.53	3,848,418

Total net assets	100.00%	$109,097,695

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $102,400,308 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,318,093
Gross unrealized losses	(1,469,124)

Net unrealized gains	$2,848,969

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $102,116,020)	$104,964,724
In affiliated securities, at value (cost $284,490)	284,553

Total investments, at value (cost $102,400,510)	105,249,277
Receivable for investments sold	3,029,438
Receivable for Fund shares sold	291,151
Receivable for interest	875,982
Prepaid expenses and other assets	31,596

Total assets	109,477,444

Liabilities
Dividends payable	136,141
Payable for Fund shares redeemed	98,530
Management fee payable	13,023
Distribution fee payable	6,057
Administration fees payable	12,664
Shareholder report expenses payable	46,912
Shareholder servicing fees payable	23,613
Professional fees payable	35,610
Accrued expenses and other liabilities	7,199

Total liabilities	379,749

Total net assets	$109,097,695

NET ASSETS CONSIST OF
Paid-in capital	$107,573,957
Undistributed net investment income	298,074
Accumulated net realized losses on investments	(1,623,103)
Net unrealized gains on investments	2,848,767

Total net assets	$109,097,695

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$39,382,085
Shares outstanding – Class A1	3,649,818
Net asset value per share – Class A	$10.79
Maximum offering price per share – Class A2	$11.30
Net assets – Class C	$8,940,179
Shares outstanding – Class C1	827,768
Net asset value per share – Class C	$10.80
Net assets – Administrator Class	$52,139,622
Shares outstanding – Administrator Class[1]	4,832,205
Net asset value per share – Administrator Class	$10.79
Net assets – Institutional Class	$8,635,809
Shares outstanding – Institutional Class[1]	800,247
Net asset value per share – Institutional Class	$10.79

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Colorado Tax-Free Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$2,275,401
Income from affiliated securities	2,742

Total investment income	2,278,143

Expenses
Management fee	239,725
Administration fees
Class A	34,241
Class C	7,452
Administrator Class	32,913
Institutional Class	768 [1]
Shareholder servicing fees
Class A	53,502
Class C	11,644
Administrator Class	82,061
Distribution fee
Class C	34,932
Custody and accounting fees	5,856
Professional fees	40,669
Registration fees	10,980
Shareholder report expenses	51,505
Trustees’ fees and expenses	12,730
Other fees and expenses	3,380

Total expenses	622,358
Less: Fee waivers and/or expense reimbursements	(163,461)

Net expenses	458,897

Net investment income	1,819,246

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(150,046)
Affiliated securities	30

Net realized gains (losses) on investments	(150,016)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(7,401,128)
Affiliated securities	63

Net change in unrealized gains (losses) on investments	(7,401,065)

Net realized and unrealized gains (losses) on investments	(7,551,081)

Net decrease in net assets resulting from operations	$(5,731,835)

[1]	For the period from October 31, 2016 (commencement of class operations) to December 31, 2016

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Colorado Tax-Free Fund	13

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$1,819,246		$3,085,095
Net realized losses on investments		(150,016)		(27,079)
Net change in unrealized gains (losses) on investments		(7,401,065)		5,358,174

Net increase (decrease) in net assets resulting from operations		(5,731,835)		8,416,190

Distributions to shareholders from
Net investment income
Class A		(631,673)		(1,095,590)
Class C		(102,449)		(124,324)
Administrator Class		(1,051,844)		(1,865,181)
Institutional Class		(33,278)[1]		N/A

Total distributions to shareholders		(1,819,244)		(3,085,095)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	470,516	5,315,535	696,674	7,784,831
Class C	174,810	1,975,652	422,886	4,750,010
Administrator Class	815,456	9,155,252	1,447,561	16,128,508
Institutional Class	853,214 [1]	9,226,997 [1]	N/A	N/A

		25,673,436		28,663,349

Reinvestment of distributions
Class A	54,553	607,486	95,642	1,066,603
Class C	8,642	96,225	10,332	115,562
Administrator Class	33,777	377,111	58,589	653,646
Institutional Class	2,939 [1]	31,651 [1]	N/A	N/A

		1,112,473		1,835,811

Payment for shares redeemed
Class A	(470,921)	(5,197,001)	(285,488)	(3,174,098)
Class C	(94,537)	(1,049,336)	(76,234)	(855,123)
Administrator Class	(1,695,037)	(18,420,994)	(618,076)	(6,860,160)
Institutional Class	(55,906)[1]	(598,919)[1]	N/A	N/A

		(25,266,250)		(10,889,381)

Net increase in net assets resulting from capital share transactions		1,519,659		19,609,779

Total increase (decrease) in net assets		(6,031,420)		24,940,874

Net assets
Beginning of period		115,129,115		90,188,241

End of period		$109,097,695		$115,129,115

Undistributed net investment income		$298,074		$298,072

[1]	For the period from October 31, 2016 (commencement of class operations) to December 31, 2016

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.50	$10.92	$10.85	$10.46	$10.72	$10.15
Net investment income	0.17	0.34 [1]	0.34 [1]	0.35 [1]	0.34	0.38
Net realized and unrealized gains (losses) on investments	(0.71)	0.58	0.07	0.39	(0.26)	0.57

Total from investment operations	(0.54)	0.92	0.41	0.74	0.08	0.95
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.34)	(0.35)	(0.34)	(0.38)
Net asset value, end of period	$10.79	$11.50	$10.92	$10.85	$10.46	$10.72
Total return[2]	(4.76)%	8.53%	3.82%	7.26%	0.65%	9.51%
Ratios to average net assets (annualized)
Gross expenses	1.02%	0.93%	0.93%	0.94%	0.91%	0.91%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.95%	3.02%	3.12%	3.35%	3.10%	3.64%
Supplemental data
Portfolio turnover rate	13%	13%	23%	33%	36%	41%
Net assets, end of period (000s omitted)	$39,382	$41,341	$33,722	$35,088	$46,069	$53,185

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.51	$10.93	$10.86	$10.47	$10.73	$10.16
Net investment income	0.13	0.25	0.26	0.28	0.26	0.30
Net realized and unrealized gains (losses) on investments	(0.71)	0.58	0.07	0.38	(0.26)	0.57

Total from investment operations	(0.58)	0.83	0.33	0.66	0.00	0.87
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.26)	(0.27)	(0.26)	(0.30)
Net asset value, end of period	$10.80	$11.51	$10.93	$10.86	$10.47	$10.73
Total return[1]	(5.12)%	7.71%	3.05%	6.46%	(0.10)%	8.69%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.68%	1.68%	1.69%	1.67%	1.66%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.20%	2.26%	2.35%	2.60%	2.34%	2.89%
Supplemental data
Portfolio turnover rate	13%	13%	23%	33%	36%	41%
Net assets, end of period (000s omitted)	$8,940	$8,503	$4,173	$3,689	$4,460	$4,012

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.50	$10.92	$10.85	$10.46	$10.72	$10.15
Net investment income	0.18 [1]	0.36	0.37	0.38	0.36	0.41
Net realized and unrealized gains (losses) on investments	(0.71)	0.58	0.07	0.39	(0.26)	0.57

Total from investment operations	(0.53)	0.94	0.44	0.77	0.10	0.98
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.37)	(0.38)	(0.36)	(0.41)
Net asset value, end of period	$10.79	$11.50	$10.92	$10.85	$10.46	$10.72
Total return[2]	(4.64)%	8.80%	4.08%	7.53%	0.90%	9.78%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.87%	0.87%	0.88%	0.86%	0.84%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.20%	3.27%	3.36%	3.60%	3.34%	3.89%
Supplemental data
Portfolio turnover rate	13%	13%	23%	33%	36%	41%
Net assets, end of period (000s omitted)	$52,140	$65,285	$52,294	$44,272	$49,549	$43,876

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	17

(For a share outstanding throughout the period)

Period ended December 31, 2016[1] (unaudited)
INSTITUTIONAL CLASS
Net asset value, beginning of period	$11.19
Net investment income	0.06
Net realized and unrealized gains (losses) on investments	(0.40)

Total from investment operations	(0.34)
Distributions to shareholders from
Net investment income	(0.06)
Net asset value, end of period	$10.79
Total return[2]	(3.01)%
Ratios to average net assets (annualized)
Gross expenses	0.70%
Net expenses	0.52%
Net investment income	3.47%
Supplemental data
Portfolio turnover rate	13%
Net assets, end of period (000s omitted)	$8,636

[1]	For the period from October 31, 2016 (commencement of class operations) to December 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Colorado Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Colorado Tax-Free Fund	19

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2018	2019	Short-term
$548,785	$57,793	$829,427

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $37,825 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$104,964,724	$0	$104,964,724

Short-term investments
Investment companies	284,553	0	0	284,553
Total assets	$284,553	$104,964,724	$0	$105,249,277

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $7 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,035 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Notes to financial statements (unaudited)	Wells Fargo Colorado Tax-Free Fund	21

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $6,653 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $16,072,628 and $14,405,041, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

22	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Colorado Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300478 02-17 SA250/SAR250 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo High Yield Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo High Yield Municipal Bond Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Municipal Bond Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo High Yield Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Lyle J. Fitterer, CFA®, CPA

Terry J. Goode

Average annual total returns (%) as of December 31, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WHYMX)	1-31-2013	(4.89)	3.17	(0.39)	4.38	1.08	0.86
Class C (WHYCX)	1-31-2013	(2.09)	3.61	(1.13)	3.61	1.83	1.61
Administrator Class (WHYDX)	1-31-2013	–	–	(0.29)	4.49	1.02	0.76
Institutional Class (WHYIX)	1-31-2013	–	–	(0.14)	4.64	0.75	0.61
Bloomberg Barclays Municipal Bond Index[3]	–	–	–	0.25	2.37	–	–
Bloomberg Barclays High Yield Municipal Bond Index[4]	–	–	–	2.99	2.83	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2016[5]

Credit quality as of December 31, 2016[6]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.
[3]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[4]	The Bloomberg Barclays High Yield Municipal Bond Index (formerly known as Barclays High Yield Municipal Bond Index) measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.
[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.
[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$949.44	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class C
Actual	$1,000.00	$945.83	$7.83	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Administrator Class
Actual	$1,000.00	$949.04	$3.67	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Institutional Class
Actual	$1,000.00	$950.63	$2.94	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.53%

Alabama: 1.21%
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$952,890
Jefferson County AL Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	584,191

				1,537,081

Arizona: 2.37%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	259,405
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	1,000,000	914,750
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	160,000	166,688
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	556,685
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	505,505
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	580,000	613,385

				3,016,418

California: 6.22%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	547,115
California CDA Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	100,000	101,427
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	274,200
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,042,850
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,026,000
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,000,330
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	498,010
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	234,959
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	106,037
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,585,000	2,509,260
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Sub-Series D (Tax Revenue) 144A¤(i)	0.00	8-1-2026	1,000,000	570,840

				7,911,028

Colorado: 6.75%
Arapahoe County CO Copperleaf Metropolitan District #2 (GO Revenue)	5.75	12-1-2045	500,000	508,930
Arvada CO Jefferson Center Metropolitan District #10 (Tax Revenue)	4.75	12-1-2026	1,280,000	1,257,523
Arvada CO Leyden Rock Metropolitan District #10 (GO Revenue)	5.00	12-1-2045	600,000	554,424
Broomfield CO Great Western Park Metropolitan District #2 (GO Revenue)	5.00	12-1-2046	1,000,000	928,910
Centennial CO Southglenn Metropolitan District (GO Revenue)	3.00	12-1-2021	960,000	918,816
Centennial CO Southglenn Metropolitan District (GO Revenue)	5.00	12-1-2030	785,000	796,092
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	527,505
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	836,933
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	495,515

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50%	11-1-2029	$1,725,000	$1,760,604

				8,585,252

Delaware: 0.78%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,000,000	997,410

District of Columbia: 0.35%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	449,472

Florida: 1.90%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	286,210
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	247,575
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	991,770
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	920,000	892,961

				2,418,516

Georgia: 1.15%
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	863,896
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	605,680

				1,469,576

Guam: 0.23%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	297,861

Idaho: 0.49%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	335,000	367,405
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	260,165

				627,570

Illinois: 16.92%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	368,730
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	699,080
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	330,330
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	552,500
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	253,123
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,073,810
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	170,676

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Sales Tax (Tax Revenue)	5.00%	1-1-2032	$1,500,000	$1,567,365
Chicago IL Sales Tax Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,015,020
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	287,723
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	496,475
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	671,503
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,065,880
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	730,000	492,772
Cook County IL School District #148 Dolton Series E (GO Revenue, AGM Insured)	4.75	12-1-2025	450,000	467,978
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	1,980,180
Illinois (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	573,479
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	262,383
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	783,256
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	700,000	761,313
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	702,508
Illinois Finance Authority Presence Health Network Series C (Health Revenue)	5.00	2-15-2028	1,150,000	1,228,499
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	534,380
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	700,520
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	443,031
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	2,200,000	935,308
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2033	2,000,000	923,600
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	84,147
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,000,000	391,910
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	959,370
Will County IL Lincoln-Way Communty High School District #210 (GO Revenue)	4.00	1-1-2022	525,000	497,138
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	445,000	257,112

				21,531,099

Indiana: 3.85%
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,585,000	1,651,887
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,176,747
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	249,440
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,024,965
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	4.00	3-1-2017	800,000	800,760

				4,903,799

Iowa: 1.40%
Xenia Dallas County IA Rural Water District Capital Loan Notes (Water & Sewer Revenue)	5.00	12-1-2031	1,600,000	1,782,592

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 1.83%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 – Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00%	9-1-2034	$4,400,000	$1,387,364
Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	942,230

				2,329,594

Kentucky: 2.17%
Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	1,000,630
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2037	700,000	730,163
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	1-1-2045	1,000,000	1,036,600

				2,767,393

Maryland: 0.79%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90	8-1-2041	1,000,000	1,007,750

Michigan: 7.76%
Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	445,000	441,938
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	237,294
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	135,354
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	13,331
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	347,942
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	985,780
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	253,398
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,021,740
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,122,458
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,092,020
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,062,930
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	297,435
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	952,005
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,322
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	159,972
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	312,500	322,619
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	235,125
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	940,000	971,518

				9,878,181

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 1.01%
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40%	7-1-2025	$160,000	$161,606
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	199,335
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	190,000	193,521
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	333,147
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	396,320

				1,283,929

Missouri: 0.68%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	870,000	859,151

New Jersey: 3.99%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	207,926
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	263,220
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,012,020
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	1,000,000	477,030
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,057,580
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,058,220

				5,075,996

New York: 5.17%
Glen Cove NY Local Economic Assistance Corporation CAB Series 2016-B (Industrial Development Revenue) ¤	0.00	1-1-2045	5,500,000	992,255
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	730,000	741,899
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,096,510
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	1,000,000	999,600
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	2,000,000	2,006,740
Oyster Bay NY Public Improvement Bonds (GO Revenue)	3.00	8-15-2020	500,000	480,950
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	254,283

				6,572,237

North Dakota: 1.49%
Burleigh County ND Educational Facilities Authority University of Mary Project (Education Revenue)	4.38	4-15-2026	2,000,000	1,899,300

Ohio: 1.92%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	524,075
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	418,030

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75%	12-1-2023	$1,000,000	$418,470
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,077,430

				2,438,005

Oregon: 0.73%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	350,000	366,569
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	558,756

				925,325

Pennsylvania: 7.10%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	155,000	159,399
Chester County PA HEFA Immaculata University Project (Education Revenue)	5.50	10-15-2025	915,000	922,896
Chester PA Upland School District (GO Revenue)	4.75	9-15-2027	1,725,000	1,574,528
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	529,805
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	1,830,397
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	409,879
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,056,110
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	1,500,000	1,523,955
Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	1,000,000	1,025,220

				9,032,189

Puerto Rico: 1.10%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,275,000	1,309,540
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	1,175,000	94,000

				1,403,540

South Carolina: 0.70%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	149,143
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	30,000	30,693
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	170,000	174,522
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	536,305

				890,663

Tennessee: 2.15%
Bristol TN Industrial Development Board Sales Tax CAB Series B (Tax Revenue) 144A¤	0.00	12-1-2031	3,500,000	1,395,310
Bristol TN Industrial Development Board Sales Tax Series A (Tax Revenue) 144A	5.13	12-1-2042	1,500,000	1,338,705

				2,734,015

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Texas: 6.47%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00%	3-1-2034	$320,000	$324,573
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	210,000	209,309
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	970,000	992,329
New Hope TX Cultural Education Facilities Finance Corporation Cardinal Bay Incorporated Village On The Park Carriage Inn Series B (Health Revenue)	5.00	7-1-2046	2,500,000	2,611,525
New Hope TX Cultural Education Facilities Finance Corporation Collegiate Housing San Antonio I LLC A&M University Series A (Housing Revenue)	5.00	4-1-2036	1,000,000	1,037,430
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	3.88	8-15-2026	1,015,000	937,342
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	5.00	8-15-2036	655,000	615,196
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,051,900
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	226,338
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	227,332

				8,233,274

Utah: 0.79%
Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,002,030

Virgin Islands: 2.51%
Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,545,000	1,529,195
Virgin Islands PFA Series A (Tax Revenue) 144A	5.00	10-1-2032	2,000,000	1,660,100

				3,189,295

Virginia: 1.25%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)	6.50	8-1-2028	1,555,000	1,586,551

Washington: 1.75%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	267,858
Washington Housing Finance Commission Bayview Manor Homes Series A (Health Revenue) 144A	4.00	7-1-2026	1,000,000	961,310
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38	1-1-2021	1,000,000	996,120

				2,225,288

West Virginia: 1.27%
West Virginia EDA Morgantown Energy Associates Project (Industrial Development Revenue)	2.88	12-15-2026	1,435,000	1,337,463
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	279,609

				1,617,072

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 2.28%
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	5.13%	6-1-2048	$1,250,000	$1,147,163
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	270,000	270,948
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)	5.00	7-1-2024	500,000	526,500
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,000,000	959,610

				2,904,221

Total Municipal Obligations (Cost $128,295,407)				125,382,673

	Yield		Shares
Short-Term Investments: 0.95%

Investment Companies: 0.95%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		1,205,308	1,206,032

Total Short-Term Investments (Cost $1,205,790)				1,206,032

Total investments in securities (Cost $129,501,197) *	99.48%	126,588,705
Other assets and liabilities, net	0.52	656,513

Total net assets	100.00%	$127,245,218

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $129,501,197 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,569,073
Gross unrealized losses	(4,481,565)

Net unrealized losses	$(2,912,492)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	15

Assets
Investments
In unaffiliated securities, at value (cost $128,295,407)	$125,382,673
In affiliated securities, at value (cost $1,205,790)	1,206,032

Total investments, at value (cost $129,501,197)	126,588,705
Receivable for investments sold	984,980
Receivable for Fund shares sold	1,168,339
Receivable for interest	1,750,372
Prepaid expenses and other assets	16,208

Total assets	130,508,604

Liabilities
Distributions payable	74,360
Payable for investments purchased	966,490
Payable for Fund shares redeemed	2,133,317
Management fee payable	37,612
Distribution fee payable	6,653
Administration fees payable	12,966
Accrued expenses and other liabilities	31,988

Total liabilities	3,263,386

Total net assets	$127,245,218

NET ASSETS CONSIST OF
Paid-in capital	$130,589,123
Overdistributed net investment income	(5,210)
Accumulated net realized losses on investments	(426,203)
Net unrealized losses on investments	(2,912,492)

Total net assets	$127,245,218

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$32,930,677
Shares outstanding – Class A1	3,258,246
Net asset value per share – Class A	$10.11
Maximum offering price per share – Class A2	$10.59
Net assets – Class C	$9,364,759
Shares outstanding – Class C1	926,494
Net asset value per share – Class C	$10.11
Net assets – Administrator Class	$18,096,300
Shares outstanding – Administrator Class[1]	1,789,997
Net asset value per share – Administrator Class	$10.11
Net assets – Institutional Class	$66,853,482
Shares outstanding – Institutional Class[1]	6,615,766
Net asset value per share – Institutional Class	$10.11

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Municipal Bond Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$3,032,693
Income from affiliated securities	5,133
Securities lending income, net	2,714

Total investment income	3,040,540

Expenses
Management fee	365,662
Administration fees
Class A	31,941
Class C	8,890
Administrator Class	14,390
Institutional Class	26,578
Shareholder servicing fees
Class A	49,909
Class C	13,890
Administrator Class	35,362
Distribution fee
Class C	41,670
Custody and accounting fees	6,901
Professional fees	22,439
Registration fees	53,293
Shareholder report expenses	8,184
Trustees’ fees and expenses	12,081
Other fees and expenses	4,060

Total expenses	695,250
Less: Fee waivers and/or expense reimbursements	(129,402)

Net expenses	565,848

Net investment income	2,474,692

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(361,871)
Affiliated securities	1,292
Futures transactions	(29,630)

Net realized losses on investments	(390,209)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(9,717,870)
Affiliated securities	242
Futures transactions	101,349

Net change in unrealized gains (losses) on investments	(9,616,279)

Net realized and unrealized gains (losses) on investments	(10,006,488)

Net decrease in net assets resulting from operations	$(7,531,796)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo High Yield Municipal Bond Fund	17

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$2,474,692		$4,089,406
Net realized gains (losses) on investments		(390,209)		962,509
Net change in unrealized gains (losses) on investments		(9,616,279)		6,104,160

Net increase (decrease) in net assets resulting from operations		(7,531,796)		11,156,075

Distributions to shareholders from
Net investment income
Class A		(660,932)		(894,513)
Class C		(141,964)		(154,285)
Administrator Class		(487,450)		(659,408)
Institutional Class		(1,184,167)		(2,387,200)
Net realized gains
Class A		(272,085)		(78,573)
Class C		(74,086)		(16,949)
Administrator Class		(130,075)		(60,643)
Institutional Class		(522,236)		(205,261)

Total distributions to shareholders		(3,472,995)		(4,456,832)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	987,077	10,564,573	2,125,225	22,523,949
Class C	174,368	1,867,098	634,079	6,747,929
Administrator Class	1,305,908	14,111,206	1,668,935	17,660,288
Institutional Class	3,238,452	34,069,310	1,691,722	17,947,276

		60,612,187		64,879,442

Reinvestment of distributions
Class A	85,744	894,539	88,701	939,044
Class C	18,172	189,120	14,306	151,701
Administrator Class	50,575	531,748	56,332	597,072
Institutional Class	138,035	1,436,207	166,900	1,762,332

		3,051,614		3,450,149

Payment for shares redeemed
Class A	(1,297,961)	(13,521,062)	(771,697)	(8,162,455)
Class C	(234,678)	(2,440,435)	(117,144)	(1,224,951)
Administrator Class	(1,872,927)	(19,482,417)	(750,383)	(7,978,247)
Institutional Class	(2,980,088)	(31,606,353)	(3,003,097)	(31,534,674)

		(67,050,267)		(48,900,327)

Net increase (decrease) in net assets resulting from capital share transactions		(3,386,466)		19,429,264

Total increase (decrease) in net assets		(14,391,257)		26,128,507

Net assets
Beginning of period		141,636,475		115,507,968

End of period		$127,245,218		$141,636,475

Overdistributed net investment income		$(5,210)		$(5,389)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.91	$10.34	$10.25	$9.52	$10.00
Net investment income	0.18	0.35	0.34	0.40	0.13
Net realized and unrealized gains (losses) on investments	(0.72)	0.60	0.18	0.75	(0.49)

Total from investment operations	(0.54)	0.95	0.52	1.15	(0.36)
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.34)	(0.40)	(0.12)
Net realized gains	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.26)	(0.38)	(0.43)	(0.42)	(0.12)
Net asset value, end of period	$10.11	$10.91	$10.34	$10.25	$9.52
Total return[2]	(5.06)%	9.44%	5.06%	12.41%	(3.61)%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.07%	1.90%	3.45%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.31%	3.28%	3.26%	3.98%	3.21%
Supplemental data
Portfolio turnover rate	49%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$32,931	$38,018	$21,100	$4,022	$998

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo High Yield Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.91	$10.34	$10.25	$9.52	$10.00
Net investment income	0.14	0.27	0.26	0.33	0.09
Net realized and unrealized gains (losses) on investments	(0.72)	0.60	0.18	0.75	(0.48)

Total from investment operations	(0.58)	0.87	0.44	1.08	(0.39)
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.26)	(0.33)	(0.09)
Net realized gains	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.22)	(0.30)	(0.35)	(0.35)	(0.09)
Net asset value, end of period	$10.11	$10.91	$10.34	$10.25	$9.52
Total return[2]	(5.42)%	8.62%	4.28%	11.58%	(3.89)%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.82%	1.82%	2.58%	4.05%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.56%	2.49%	2.50%	3.15%	2.25%
Supplemental data
Portfolio turnover rate	49%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$9,365	$10,573	$4,522	$2,323	$481

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.92	$10.34	$10.26	$9.52	$10.00
Net investment income	0.19	0.36	0.35	0.41	0.13
Net realized and unrealized gains (losses) on investments	(0.73)	0.61	0.17	0.76	(0.48)

Total from investment operations	(0.54)	0.97	0.52	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.35)	(0.41)	(0.13)
Net realized gains	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.27)	(0.39)	(0.44)	(0.43)	(0.13)
Net asset value, end of period	$10.11	$10.92	$10.34	$10.26	$9.52
Total return[2]	(5.10)%	9.65%	5.07%	12.63%	(3.57)%
Ratios to average net assets (annualized)
Gross expenses	0.99%	1.00%	1.00%	1.80%	3.24%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.39%	3.39%	3.35%	4.14%	3.10%
Supplemental data
Portfolio turnover rate	49%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$18,096	$25,179	$13,768	$3,282	$482

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo High Yield Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.91	$10.34	$10.25	$9.52	$10.00
Net investment income	0.19	0.38	0.37	0.42	0.13
Net realized and unrealized gains (losses) on investments	(0.72)	0.60	0.18	0.75	(0.48)

Total from investment operations	(0.53)	0.98	0.55	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.37)	(0.42)	(0.13)
Net realized gains	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.27)	(0.41)	(0.46)	(0.44)	(0.13)
Net asset value, end of period	$10.11	$10.91	$10.34	$10.25	$9.52
Total return[2]	(4.94)%	9.71%	5.33%	12.70%	(3.52)%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.74%	1.53%	2.97%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.56%	3.58%	3.51%	4.26%	3.25%
Supplemental data
Portfolio turnover rate	49%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$66,853	$67,867	$76,118	$31,105	$8,204

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo High Yield Municipal Bond Fund	23

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

24	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$125,382,673	$0	$125,382,673

Short-term investments
Investment companies	1,206,032	0	0	1,206,032
Total assets	$1,206,032	$125,382,673	$0	$126,588,705

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo High Yield Municipal Bond Fund	25

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, Funds Management received $1,311 from State Street Bank and Trust Company, the Fund’s custodian, for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015 that increased waivers/reimbursements made by Funds Management for the Fund during the period.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $1,978 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $66,883,390 and $63,546,661, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the Fund.

26	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $688,937 in short futures contracts during the six months ended December 31, 2016.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.
[3]	Andrew Owen became President on January 1, 2017.

30	Wells Fargo High Yield Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300479 02-17 SA264/SAR264 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Intermediate Tax/AMT-Free Fund

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Contents

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/intermediate-tax-amt-free-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTAX)	7-31-2007	(3.90)	1.95	3.43	(0.93)	2.58	3.74	0.80	0.70
Class C (WFTFX)	7-31-2007	(2.67)	1.81	2.97	(1.67)	1.81	2.97	1.55	1.45
Administrator Class (WFITX)	3-31-2008	–	–	–	(0.83)	2.70	3.84	0.74	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	(0.76)	2.86	4.00	0.47	0.45
Bloomberg Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	0.01	2.54	4.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	5

Effective maturity distribution as of December 31, 2016[5]

Credit quality as of December 31, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares, no such adjustment is reflected). Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond 1–15 Year Blend Index (formerly known as Barclays Municipal Bond 1–15 Year Blend Index) is the 1–15 Year Blend component of the Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index). The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between six and eight years and a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$960.09	$3.45	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Class C
Actual	$1,000.00	$956.47	$7.13	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%
Administrator Class
Actual	$1,000.00	$960.61	$2.96	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$960.55	$2.22	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.80%

Alabama: 0.26%
Other securities				$6,199,552	0.26%

Alaska: 0.18%
Other securities				4,421,604	0.18

Arizona: 1.68%
Other securities				40,107,763	1.68

California: 9.19%
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	1.97%	4-1-2036	$9,810,000	9,847,474	0.41
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	13,871,036	0.58
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	8,791,871	0.37
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.29	7-1-2027	10,000,000	8,901,900	0.37
San Jose CA MFHR Casa Del Pueblo Apartments Project Series D (Housing Revenue) ±##	0.95	12-1-2017	10,000,000	9,987,900	0.42
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,694,465	0.49
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	17,397,300	0.73
Other securities				139,504,042	5.82

				219,995,988	9.19

Colorado: 0.69%
Other securities				16,581,640	0.69

Connecticut: 3.02%
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.00	7-1-2042	25,000,000	24,530,750	1.02
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	9,975,600	0.42
Other securities				37,811,669	1.58

				72,318,019	3.02

Delaware: 0.08%
Other securities				1,985,080	0.08

District of Columbia: 0.59%
Other securities				14,086,161	0.59

Florida: 5.24%
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.27	9-25-2024	11,960,000	11,960,000	0.50

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	1.11%	5-1-2037	$18,235,000	$18,235,000	0.76%
Other securities				95,145,374	3.98

				125,340,374	5.24

Georgia: 1.48%
Georgia Series F (Miscellaneous Revenue)	5.00	7-1-2026	10,000,000	12,317,100	0.51
Other securities				23,095,848	0.97

				35,412,948	1.48

Guam: 0.35%
Other securities				8,473,194	0.35

Illinois: 15.88%
Chicago IL Board of Education (GO Revenue) µ	0.00-5.25	12-1-2020 to 12-1-2029	34,170,000	29,662,636	1.23
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.55	3-1-2036	10,000,000	9,437,700	0.39
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	9,697,914	0.41
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	8,931,840	0.37
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,025,400	0.42
Chicago IL (GO Revenue) µ	0.00-5.25	1-1-2019 to 1-1-2037	32,310,000	31,404,514	1.30
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	16,913,374	0.71
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	7,915,058	0.33
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,361,062	0.35
Illinois (Various Revenue) µ	4.75-5.50	4-1-2020 to 7-1-2026	18,400,000	19,151,509	0.80
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	18,240,023	0.76
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	9,996,088	0.42
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	10,676,319	0.45
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,363,179	0.39
Other securities				180,240,460	7.55

				380,017,076	15.88

Indiana: 1.63%
Other securities				38,886,132	1.63

Iowa: 0.89%
Other securities				21,281,509	0.89

Kansas: 0.24%
Other securities				5,753,967	0.24

Kentucky: 0.50%
Other securities				11,951,210	0.50

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Louisiana: 0.92%
Other securities				$21,911,600	0.92%

Maryland: 1.80%
Maryland Series B (GO Revenue)	4.00%	8-1-2024	$15,000,000	16,929,900	0.71
Other securities				26,168,497	1.09

				43,098,397	1.80

Massachusetts: 3.05%
Massachusetts Consolidate Loan Series D (GO Revenue)	5.00	9-1-2028	10,000,000	11,880,100	0.50
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	10,000,000	9,678,500	0.40
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.60	7-1-2038	14,000,000	13,999,860	0.58
Massachusetts Housing Finance Agency Multifamily Conduit Wood Ridge Homes Project Series A (Housing Revenue) ±	1.05	12-1-2017	9,000,000	8,992,980	0.37
Other securities				28,491,441	1.20

				73,042,881	3.05

Michigan: 4.05%
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,312,320	0.56
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,643,750	0.49
Other securities				72,059,415	3.00

				97,015,485	4.05

Minnesota: 0.31%
Other securities				7,415,458	0.31

Mississippi: 0.82%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,190,000	0.47
Other securities				8,329,146	0.35

				19,519,146	0.82

Missouri: 0.30%
Other securities				7,069,140	0.30

Nebraska: 0.13%
Other securities				3,050,730	0.13

Nevada: 1.43%
Other securities				34,258,910	1.43

New Hampshire: 0.07%
Other securities				1,661,633	0.07

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New Jersey: 4.70%
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00%	3-1-2021	$15,035,000	$15,924,771	0.67%
New Jersey EDA School Facilities Construction Refunding Bond Series PP (Miscellaneous Revenue)	5.00	6-15-2026	8,380,000	8,664,333	0.36
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,503,168	0.44
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.84	12-15-2022	19,775,000	19,775,000	0.83
Other securities				57,515,096	2.40

				112,382,368	4.70

New Mexico: 0.76%
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	10,364,014	0.43
Other securities				7,770,820	0.33

				18,134,834	0.76

New York: 8.37%
Metropolitan Transportation Authority New York (Transportation Revenue) µ	5.00-5.25	11-15-2025 to 11-15-2031	20,450,000	23,656,551	0.99
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,047,162	0.55
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	9,789,874	0.41
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,312,000	0.39
New York NY Series J-4 (GO Revenue) ±	1.27	8-1-2025	10,000,000	10,003,600	0.42
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A##	4.20	2-1-2017	14,910,000	14,904,036	0.62
Other securities				119,501,409	4.99

				200,214,632	8.37

North Carolina: 0.64%
Other securities				15,389,538	0.64

North Dakota: 0.23%
Other securities				5,614,352	0.23

Ohio: 1.54%
Other securities				36,969,878	1.54

Oklahoma: 2.01%
Other securities				48,150,564	2.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oregon: 0.38%
Other securities				$9,120,446	0.38%

Pennsylvania: 8.77%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.22%	11-1-2039	$10,000,000	10,077,500	0.42
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,426,554	0.35
Philadelphia PA School District Refunding Bond (GO Revenue) µ	5.00-5.25	9-1-2021 to 9-1-2032	19,680,000	21,509,484	0.91
Philadelphia PA Series A (GO Revenue)	5.00	9-15-2021	7,000,000	7,874,160	0.33
Other securities				161,843,530	6.76

				209,731,228	8.77

Rhode Island: 0.19%
Other securities				4,626,925	0.19

South Carolina: 1.43%
South Carolina Public Service Authority Series A (Utilities Revenue)	5.00	12-1-2037	12,215,000	13,611,907	0.57
Other securities				20,538,252	0.86

				34,150,159	1.43

South Dakota: 0.04%
Other securities				993,674	0.04

Tennessee: 0.29%
Other securities				6,828,729	0.29

Texas: 8.92%
Central Texas Regional Mobility Authority Series B (Transportation Revenue) ±	5.00	1-1-2045	8,000,000	8,627,760	0.36
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00	2-15-2040	11,010,000	11,289,764	0.47
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	9,989,591	0.42
Other securities				183,580,727	7.67

				213,487,842	8.92

Utah: 0.17%
Other securities				4,180,515	0.17

Virgin Islands: 0.29%
Other securities				6,892,308	0.29

Virginia: 1.06%
Virginia College Building Authority Educational Facilities Series A (Education Revenue)	3.00	9-1-2025	13,630,000	14,143,442	0.59
Other securities				11,110,287	0.47

				25,253,729	1.06

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Washington: 3.23%
Washington Various Purposes Refunding Bond Series B (GO Revenue)	5.00%	7-1-2028	$7,130,000	$8,454,825	0.35%
Other securities				68,770,768	2.88

				77,225,593	3.23

West Virginia: 0.29%
Other securities				6,873,619	0.29

Wisconsin: 0.71%
Other securities				16,928,892	0.71

Total Municipal Obligations (Cost $2,342,745,800)				2,364,005,422	98.80

Total investments in securities (Cost $2,342,745,800) *				2,364,005,422	98.80%
Other assets and liabilities, net				28,748,493	1.20

Total net assets				$2,392,753,915	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

*	Cost for federal income tax purposes is $2,342,808,131 and unrealized gains (losses) consists of:

Gross unrealized gains	$62,212,521
Gross unrealized losses	(41,015,230)

Net unrealized gains	$21,197,291

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	13

Assets
Investment in unaffiliated securities, at value (cost $2,342,745,800)	$2,364,005,422
Cash	2,141,412
Receivable for investments sold	8,966,151
Receivable for Fund shares sold	41,383,860
Receivable for interest	26,924,839
Prepaid expenses and other assets	101,028

Total assets	2,443,522,712

Liabilities
Distributions payable	1,711,492
Payable for investments purchased	25,696,661
Payable for Fund shares redeemed	22,069,106
Management fee payable	708,109
Distribution fee payable	34,409
Administration fees payable	224,796
Accrued expenses and other liabilities	324,224

Total liabilities	50,768,797

Total net assets	$2,392,753,915

NET ASSETS CONSIST OF
Paid-in capital	$2,378,214,676
Overdistributed net investment income	(53,945)
Accumulated net realized losses on investments	(6,666,438)
Net unrealized gains on investments	21,259,622

Total net assets	$2,392,753,915

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$446,088,837
Shares outstanding – Class A1	39,555,500
Net asset value per share – Class A	$11.28
Maximum offering price per share – Class A2	$11.63
Net assets – Class C	$50,165,934
Shares outstanding – Class C1	4,448,328
Net asset value per share – Class C	$11.28
Net assets – Administrator Class	$378,293,250
Shares outstanding – Administrator Class[1]	33,516,141
Net asset value per share – Administrator Class	$11.29
Net assets – Institutional Class	$1,518,205,894
Shares outstanding – Institutional Class[1]	134,447,306
Net asset value per share – Institutional Class	$11.29

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intermediate Tax/AMT-Free Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$38,851,860
Income from affiliated securities	4,275

Total investment income	38,856,135

Expenses
Management fee	4,873,536
Administration fees
Class A	424,130
Class C	44,469
Administrator Class	257,400
Institutional Class	630,053
Shareholder servicing fees
Class A	662,703
Class C	69,482
Administrator Class	640,039
Distribution fee
Class C	208,446
Custody and accounting fees	72,467
Professional fees	27,303
Registration fees	82,807
Shareholder report expenses	60,952
Trustees’ fees and expenses	12,079
Other fees and expenses	12,351

Total expenses	8,078,217
Less: Fee waivers and/or expense reimbursements	(731,205)

Net expenses	7,347,012

Net investment income	31,509,123

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(6,543,751)
Futures transactions	(83,310)

Net realized losses on investments	(6,627,061)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(130,718,285)
Futures transactions	(39,009)

Net change in unrealized gains (losses) on investments	(130,757,294)

Net realized and unrealized gains (losses) on investments	(137,384,355)

Net decrease in net assets resulting from operations	$(105,875,232)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intermediate Tax/AMT-Free Fund	15

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$31,509,123		$57,940,980
Net realized gains (losses) on investments		(6,627,061)		2,232,112
Net change in unrealized gains (losses) on investments		(130,757,294)		86,262,670

Net increase (decrease) in net assets resulting from operations		(105,875,232)		146,435,762

Distributions to shareholders from
Net investment income
Class A		(5,837,040)		(10,348,026)
Class C		(404,386)		(835,135)
Administrator Class		(5,875,849)		(17,804,373)
Institutional Class		(19,393,462)		(26,049,426)
Investor Class		N/A		(2,904,150)[1]
Net realized gains
Class A		(379,176)		0
Class C		(40,611)		0
Administrator Class		(307,288)		0
Institutional Class		(1,290,263)		0

Total distributions to shareholders		(33,528,075)		(57,941,110)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,261,688	26,417,602	39,565,308	458,186,456
Class C	225,549	2,630,251	603,319	7,044,101
Administrator Class	5,113,998	59,566,276	20,607,008	240,192,483
Institutional Class	67,410,986	785,861,415	52,291,609	610,662,188
Investor Class	N/A	N/A	1,416,573 [1]	16,288,070 [1]

		874,475,544		1,332,373,298

Reinvestment of distributions
Class A	510,301	5,917,263	848,840	9,927,258
Class C	34,006	393,676	63,902	745,237
Administrator Class	505,238	5,879,173	1,448,279	16,905,947
Institutional Class	1,100,640	12,746,240	1,258,565	14,714,093
Investor Class	N/A	N/A	195,909 [1]	2,256,316 [1]

		24,936,352		44,548,851

Payment for shares redeemed
Class A	(10,033,165)	(115,602,480)	(12,323,773)	(144,035,345)
Class C	(571,432)	(6,599,159)	(848,510)	(9,891,073)
Administrator Class	(39,554,170)	(465,034,483)	(21,996,551)	(255,465,209)
Institutional Class	(39,946,190)	(456,455,381)	(24,133,951)	(281,891,835)
Investor Class	N/A	N/A	(39,753,597)[1]	(459,096,510)[1]

		(1,043,691,503)		(1,150,379,972)

Net increase (decrease) in net assets resulting from capital share transactions		(144,279,607)		226,542,177

Total increase (decrease) in net assets		(283,682,914)		315,036,829

Net assets
Beginning of period		2,676,436,829		2,361,400,000

End of period		$2,392,753,915		$2,676,436,829

Overdistributed net investment income		$(53,945)		$(52,331)

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.89	$11.47	$11.53	$11.31	$11.53	$10.94
Net investment income	0.13	0.26	0.25	0.30	0.28	0.35
Net realized and unrealized gains (losses) on investments	(0.60)	0.42	(0.06)	0.29	(0.18)	0.59

Total from investment operations	(0.47)	0.68	0.19	0.59	0.10	0.94
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.25)	(0.30)	(0.28)	(0.35)
Net realized gains	(0.01)	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.14)	(0.26)	(0.25)	(0.37)	(0.32)	(0.35)
Net asset value, end of period	$11.28	$11.89	$11.47	$11.53	$11.31	$11.53
Total return[2]	(3.99)%	5.99%	1.68%	5.37%	0.82%	8.71%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.80%	0.81%	0.80%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.20%	2.23%	2.19%	2.66%	2.36%	3.07%
Supplemental data
Portfolio turnover rate	11%	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$446,089	$556,673	$214,880	$264,796	$289,931	$307,991

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.89	$11.47	$11.53	$11.31	$11.53	$10.94
Net investment income	0.09	0.17	0.17	0.22	0.19	0.27
Net realized and unrealized gains (losses) on investments	(0.60)	0.42	(0.06)	0.29	(0.18)	0.59

Total from investment operations	(0.51)	0.59	0.11	0.51	0.01	0.86
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.17)	(0.22)	(0.19)	(0.27)
Net realized gains	(0.01)	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.10)	(0.17)	(0.17)	(0.29)	(0.23)	(0.27)
Net asset value, end of period	$11.28	$11.89	$11.47	$11.53	$11.31	$11.53
Total return[2]	(4.35)%	5.20%	0.92%	4.59%	0.07%	7.90%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.55%	1.56%	1.55%	1.56%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.45%	1.48%	1.44%	1.92%	1.61%	2.32%
Supplemental data
Portfolio turnover rate	11%	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$50,166	$56,601	$56,703	$57,580	$72,106	$67,598

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.90	$11.48	$11.54	$11.32	$11.54	$10.95
Net investment income	0.14	0.27	0.27	0.31	0.29	0.36
Net realized and unrealized gains (losses) on investments	(0.60)	0.42	(0.06)	0.29	(0.18)	0.59

Total from investment operations	(0.46)	0.69	0.21	0.60	0.11	0.95
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.27)	(0.31)	(0.29)	(0.36)
Net realized gains	(0.01)	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.15)	(0.27)	(0.27)	(0.38)	(0.33)	(0.36)
Net asset value, end of period	$11.29	$11.90	$11.48	$11.54	$11.32	$11.54
Total return[2]	(3.94)%	6.09%	1.78%	5.47%	0.92%	8.81%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.74%	0.75%	0.74%	0.75%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.28%	2.33%	2.29%	2.76%	2.46%	3.18%
Supplemental data
Portfolio turnover rate	11%	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$378,293	$802,527	$773,770	$668,517	$621,627	$494,528

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.91	$11.49	$11.55	$11.32	$11.54	$10.96
Net investment income	0.15	0.29	0.29	0.33	0.31	0.38
Net realized and unrealized gains (losses) on investments	(0.61)	0.42	(0.06)	0.30	(0.18)	0.58

Total from investment operations	(0.46)	0.71	0.23	0.63	0.13	0.96
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.29)	(0.33)	(0.31)	(0.38)
Net realized gains	(0.01)	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.16)	(0.29)	(0.29)	(0.40)	(0.35)	(0.38)
Net asset value, end of period	$11.29	$11.91	$11.49	$11.55	$11.32	$11.54
Total return[2]	(3.95)%	6.26%	1.97%	5.75%	1.10%	8.91%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.47%	0.48%	0.48%	0.49%
Net expenses	0.45%	0.44%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.46%	2.49%	2.47%	2.94%	2.65%	3.32%
Supplemental data
Portfolio turnover rate	11%	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$1,518,206	$1,260,636	$878,585	$599,686	$461,403	$326,772

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The

Notes to financial statements (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	21

primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$2,364,005,422	$0	$2,364,005,422

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $6,430 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,233 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Notes to financial statements (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	23

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $4,253 from the sale of Class A shares and $449 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $269,317,620 and $251,787,885, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the Fund.

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $3,071,999 in short futures contracts during the six months ended December 31, 2016.

The realized losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.
[3]	Andrew Owen became President on January 1, 2017.

28	Wells Fargo Intermediate Tax/AMT-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300480 02-17 SA251/SAR251 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo
Minnesota Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Minnesota Tax -Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Minnesota Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NMTFX)	1-2-1988	(4.11)	1.88	3.19	0.41	2.83	3.66	0.89	0.85
Class C (WMTCX)	4-8-2005	(1.34)	2.06	2.90	(0.34)	2.06	2.90	1.64	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	0.56	3.08	3.92	0.83	0.60
Institutional Class (WMTIX)	10-31-2016	–	–	–	0.66	3.10	3.93	0.56	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–
Bloomberg Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	(0.30)	2.68	4.08	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Minnesota Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Minnesota Municipal Bond Index (formerly known as Barclays Minnesota Municipal Bond Index) is the Minnesota component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$971.86	$4.21	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class C
Actual	$1,000.00	$968.19	$7.92	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Administrator Class
Actual	$1,000.00	$972.17	$2.97	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$973.13	$2.58	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.48%

Guam: 2.11%
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00%	11-15-2022	$500,000	$559,160
Guam Government Limited Obligation Series A (Tax Revenue)	5.00	12-1-2028	1,000,000	1,143,160
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	965,617
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	204,804
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	105,236
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	307,743

				3,285,720

Minnesota: 96.02%
Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	518,850
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	226,611
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	186,894
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	246,982
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	540,263
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	315,519
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,142,603
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,109,270
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,553,445
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	243,341
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	720,398
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Miscellaneous Revenue)	5.00	3-1-2034	1,500,000	1,494,765
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,453,858
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	858,150
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	568,970
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	338,667
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,628,955
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	625,170
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	519,640
Columbus MN Charter School New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	973,090
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	41,154	41,740
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	506,500
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2027	100,000	94,249
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	400,000	407,412

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00%	7-1-2025	$125,000	$120,625
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2026	100,000	95,497
Duluth MN Housing & RDA Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,044,060
Duluth MN Independent School District No. 709 St. Louis County Certificate of Participation Series 2016A (Miscellaneous Revenue, South Dakota Credit Program Insured)	5.00	2-1-2026	1,000,000	1,179,110
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	527,540
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	776,777
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	838,785
Ham Lake MN Charter School Parnassus Preparatory School Project Series A (Education Revenue)	4.00	11-1-2026	1,000,000	949,860
Ham Lake MN Charter School Da Vinci Academy Project Series 2012A (Education Revenue)	4.00	7-1-2028	370,000	348,444
Ham Lake MN Charter School Da Vinci Academy Project Series 2016A (Education Revenue)	5.00	7-1-2031	625,000	616,131
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	500,000	503,115
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	605,226
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	795,165
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	754,992
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,754,571
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	815,264
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,102,670
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,097,620
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.95	11-15-2017	820,000	815,900
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	564,420
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	558,055
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,000,110
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	312,840
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,122,560
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,131,040
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,098,650
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,253,100
Minneapolis MN Health Care System Revenue Prerefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	378,237

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minneapolis MN Health Care System Revenue Unrefunded Bond (Health Revenue, AGC Insured)	6.50%	11-15-2038	$1,890,000	$2,039,197
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	1,000,000	996,870
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	2,000,000	1,995,240
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	839,953
Minneapolis St Paul MN Metropolitan Airport Commission Series 2016D (Airport Revenue)	5.00	1-1-2041	250,000	273,465
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016C (Airport Revenue)	5.00	1-1-2046	1,000,000	1,134,710
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	53,206
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,144,360
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,128,292
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	505,070
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,248,580
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,269,920
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,264,000
Minnesota General Fund Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,126,540
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,543,489
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,123,880
Minnesota HEFAR College of St. Scholastica Series 7R (Education Revenue)	4.25	12-1-2027	400,000	412,984
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	312,969
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	518,645
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	290,397
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	659,028
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2025	220,000	241,571
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2026	100,000	109,572
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2027	110,000	119,359
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.50	10-1-2030	500,000	540,290
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	863,528
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2024	750,000	870,000
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2028	920,000	1,069,077
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2029	750,000	865,635
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2035	750,000	839,483
Minnesota Housing Finance Agency MFHR Series 2016 (Housing Revenue) ±	0.70	2-1-2019	2,000,000	1,999,220
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	625,000	628,850
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	955,000	974,329
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	635,000	655,580
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	25,000	25,761
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	1,933,614
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A (Housing Revenue)	5.00	8-1-2032	500,000	568,475
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,227,180

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00%	10-1-2025	$2,335,000	$2,545,407
Minnesota Prerefunded Bond (GO Revenue)	5.00	8-1-2022	100,000	102,395
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	198,475
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2023	185,000	212,787
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	223,178
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2025	205,000	236,818
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	558,827
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,180,476
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,113,760
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	820,000	850,881
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	51,705
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	473,792
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2030	520,000	597,537
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2031	350,000	400,708
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	601,536
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,122,396
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	268,250
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2027	500,000	532,825
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2026	500,000	536,755
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	676,394
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	561,086
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	990,000	1,032,540
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	355,000	355,937
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	959,997
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	368,802
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	291,323
Rochester MN HCFR Mayo Clinic Series 2011 (Health Revenue) ±	4.50	11-15-2038	200,000	221,834
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,473,050
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	792,687
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	809,267
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	4.70	9-1-2019	230,000	230,610
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	5.13	9-1-2029	500,000	501,615
Southern Minnesota Municipal Power Agency Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,778,547
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,154,860
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A (Miscellaneous Revenue)	5.00	4-1-2036	750,000	654,143

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00%	5-1-2030	$2,000,000	$2,302,420
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2031	2,000,000	2,293,700
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	125,000	135,980
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,098,930
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,350,000	2,561,289
St. Paul MN Housing & RDA Charter School Hmog College Preparatory Academy Project Series 2016A (Education Revenue)	5.25	9-1-2031	1,000,000	988,850
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00	7-1-2023	250,000	249,150
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	910,737
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	1,040,742
St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A (Health Revenue)	5.00	7-1-2025	250,000	292,395
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	4.00	11-15-2017	550,000	562,557
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,108,520
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,266,315
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	651,138
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	500,920
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,710,333
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	931,595
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,051,780
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	146,555
St. Paul MN Housing RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,080,710
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,318,700
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30	12-1-2018	1,000,000	993,810
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,267,993
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,071,570
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,108,470
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,088,878
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,788,388
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,128,440
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2031	1,000,000	1,161,910
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,413,588
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,109,300
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	299,257
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	525,040
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	192,405

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Woodbury MN Charter School Series A (Education Revenue)	3.90%	12-1-2022	$220,000	$226,444
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	225,533
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	228,664

				149,592,231

Puerto Rico: 0.01%
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	20,000

Virgin Islands: 0.34%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Tobacco Revenue, AGM Insured)	5.00	10-1-2025	500,000	535,545

Total Municipal Obligations (Cost $150,468,113)				153,433,496

Total investments in securities (Cost $150,468,113) *	98.48%	153,433,496
Other assets and liabilities, net	1.52	2,362,813

Total net assets	100.00%	$155,796,309

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

*	Cost for federal income tax purposes is $150,466,295 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,272,479
Gross unrealized losses	(1,305,278)

Net unrealized gains	$2,967,201

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	13

Assets
Investment in unaffiliated securities, at value (cost $150,468,113)	$153,433,496
Cash	2,726,816
Receivable for investments sold	90,124
Receivable for Fund shares sold	203,346
Receivable for interest	2,038,668
Prepaid expenses and other assets	27,861

Total assets	158,520,311

Liabilities
Distributions payable	107,125
Payable for Fund shares redeemed	2,457,831
Management fee payable	23,858
Distribution fee payable	6,614
Administration fees payable	17,453
Accrued expenses and other liabilities	111,121

Total liabilities	2,724,002

Total net assets	$155,796,309

NET ASSETS CONSIST OF
Paid-in capital	$152,258,062
Undistributed net investment income	625,178
Accumulated net realized losses on investments	(52,314)
Net unrealized gains on investments	2,965,383

Total net assets	$155,796,309

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$42,207,547
Shares outstanding – Class A1	3,994,788
Net asset value per share – Class A	$10.57
Maximum offering price per share – Class A2	$11.07
Net assets – Class C	$9,661,703
Shares outstanding – Class C1	914,473
Net asset value per share – Class C	$10.57
Net assets – Administrator Class	$99,382,458
Shares outstanding – Administrator Class[1]	9,409,116
Net asset value per share – Administrator Class	$10.56
Net assets – Institutional Class	$4,544,601
Shares outstanding – Institutional Class[1]	429,941
Net asset value per share – Institutional Class	$10.57

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Minnesota Tax-Free Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$3,199,879

Expenses
Management fee	365,518
Administration fees
Class A	36,362
Class C	8,467
Administrator Class	62,801
Institutional Class	448 [1]
Shareholder servicing fees
Class A	56,816
Class C	13,229
Administrator Class	157,002
Distribution fee
Class C	39,687
Custody and accounting fees	4,481
Professional fees	41,350
Registration fees	30,080
Shareholder report expenses	15,114
Trustees’ fees and expenses	34,233
Other fees and expenses	3,004

Total expenses	868,592
Less: Fee waivers and/or expense reimbursements	(211,032)

Net expenses	657,560

Net investment income	2,542,319

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	419,629
Net change in unrealized gains (losses) on investments	(8,301,377)

Net realized and unrealized gains (losses) on investments	(7,881,748)

Net decrease in net assets resulting from operations	$(5,339,429)

[1]	For the period from October 31, 2016 (commencement of operations) to December 31, 2016

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Minnesota Tax-Free Fund	15

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$2,542,319		$5,318,450
Net realized gains on investments		419,629		288,003
Net change in unrealized gains (losses) on investments		(8,301,377)		4,267,904

Net increase (decrease) in net assets resulting from operations		(5,339,429)		9,874,357

Distributions to shareholders from
Net investment income
Class A		(602,764)		(1,342,912)
Class C		(100,721)		(223,290)
Administrator Class		(1,821,780)		(3,752,248)
Institutional Class		(17,054)[1]		N/A
Net realized gains
Class A		(181,495)		(15,554)
Class C		(42,362)		(3,355)
Administrator Class		(459,088)		(39,659)
Institutional Class		(21,534)[1]		N/A

Total distributions to shareholders		(3,246,798)		(5,377,018)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	302,273	3,311,895	361,762	3,948,616
Class C	68,974	757,314	96,385	1,052,616
Administrator Class	2,167,944	23,486,229	2,631,468	28,640,215
Institutional Class	491,069 [1]	5,229,201 [1]	N/A	N/A

		32,784,639		33,641,447

Reinvestment of distributions
Class A	70,828	763,301	123,205	1,342,193
Class C	13,205	142,031	20,786	226,424
Administrator Class	152,650	1,646,440	241,208	2,627,645
Institutional Class	3,580 [1]	37,834 [1]	N/A	N/A

		2,589,606		4,196,262

Payment for shares redeemed
Class A	(482,551)	(5,232,039)	(592,484)	(6,450,893)
Class C	(103,383)	(1,104,001)	(114,142)	(1,239,380)
Administrator Class	(4,159,508)	(44,253,735)	(1,961,032)	(21,337,031)
Institutional Class	(64,708)[1]	(682,064)[1]	N/A	N/A

		(51,271,839)		(29,027,304)

Net increase (decrease) in net assets resulting from capital share transactions		(15,897,594)		8,810,405

Total increase (decrease) in net assets		(24,483,821)		13,307,744

Net assets
Beginning of period		180,280,130		166,972,386

End of period		$155,796,309		$180,280,130

Undistributed net investment income		$625,178		$625,178

[1]	For the period from October 31, 2016 (commencement of operations) to December 31, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.07	$10.79	$10.86	$10.74	$11.08	$10.68
Net investment income	0.15	0.33	0.33	0.35	0.32	0.37
Net realized and unrealized gains (losses) on investments	(0.45)	0.28	(0.04)	0.20	(0.31)	0.55

Total from investment operations	(0.30)	0.61	0.29	0.55	0.01	0.92
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.33)	(0.35)	(0.32)	(0.37)
Net realized gains	(0.05)	(0.00)[1]	(0.03)	(0.08)	(0.03)	(0.15)

Total distributions to shareholders	(0.20)	(0.33)	(0.36)	(0.43)	(0.35)	(0.52)
Net asset value, end of period	$10.57	$11.07	$10.79	$10.86	$10.74	$11.08
Total return[2]	(2.81)%	5.74%	2.72%	5.29%	(0.01)%	8.80%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.89%	0.89%	0.89%	0.88%	0.89%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.65%	2.99%	3.03%	3.28%	2.87%	3.35%
Supplemental data
Portfolio turnover rate	9%[3]	16%[3]	20%[3]	15%[3]	14%[3]	36%
Net assets, end of period (000s omitted)	$42,208	$45,437	$45,437	$44,499	$49,535	$52,550

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.07	$10.79	$10.86	$10.74	$11.08	$10.68
Net investment income	0.11	0.24	0.25	0.27	0.24	0.28
Net realized and unrealized gains (losses) on investments	(0.45)	0.28	(0.04)	0.20	(0.31)	0.55

Total from investment operations	(0.34)	0.52	0.21	0.47	(0.07)	0.83
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.25)	(0.27)	(0.24)	(0.28)
Net realized gains	(0.05)	(0.00)[1]	(0.03)	(0.08)	(0.03)	(0.15)

Total distributions to shareholders	(0.16)	(0.24)	(0.28)	(0.35)	(0.27)	(0.43)
Net asset value, end of period	$10.57	$11.07	$10.79	$10.86	$10.74	$11.08
Total return[2]	(3.18)%	4.95%	1.96%	4.50%	(0.76)%	7.99%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.64%	1.64%	1.64%	1.63%	1.64%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.90%	2.24%	2.28%	2.53%	2.12%	2.58%
Supplemental data
Portfolio turnover rate	9%[3]	16%[3]	20%[3]	15%[3]	14%[3]	36%
Net assets, end of period (000s omitted)	$9,662	$10,358	$10,061	$8,768	$8,972	$9,144

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.07	$10.78	$10.86	$10.74	$11.07	$10.68
Net investment income	0.16	0.35	0.36	0.38	0.35	0.39
Net realized and unrealized gains (losses) on investments	(0.46)	0.29	(0.05)	0.20	(0.30)	0.54

Total from investment operations	(0.30)	0.64	0.31	0.58	0.05	0.93
Distributions to shareholders from
Net investment income	(0.16)	(0.35)	(0.36)	(0.38)	(0.35)	(0.39)
Net realized gains	(0.05)	(0.00)[1]	(0.03)	(0.08)	(0.03)	(0.15)

Total distributions to shareholders	(0.21)	(0.35)	(0.39)	(0.46)	(0.38)	(0.54)
Net asset value, end of period	$10.56	$11.07	$10.78	$10.86	$10.74	$11.07
Total return[2]	(2.78)%	6.10%	2.88%	5.55%	0.32%	8.97%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.83%	0.83%	0.83%	0.82%	0.83%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.90%	3.24%	3.28%	3.53%	3.11%	3.59%
Supplemental data
Portfolio turnover rate	9%[3]	16%[3]	20%[3]	15%[3]	14%[3]	36%
Net assets, end of period (000s omitted)	$99,382	$124,485	$111,475	$98,483	$98,992	$109,637

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	19

(For a share outstanding throughout the period)

Period ended December 31, 2016[1] (unaudited)
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.88
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	(0.26)

Total from investment operations	(0.21)
Distributions to shareholders from
Net investment income	(0.05)
Net realized gains	(0.05)

Total distributions to shareholders	(0.10)
Net asset value, end of period	$10.57
Total return[2]	(1.95)%
Ratios to average net assets (annualized)
Gross expenses	0.63%
Net expenses	0.52%
Net investment income	3.04%
Supplemental data
Portfolio turnover rate	9%
Net assets, end of period (000s omitted)	$4,545

[1]	For the period from October 31, 2016 (commencement of operations) to December 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Minnesota Tax-Free Fund	21

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$153,433,496	$0	$153,433,496

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment

22	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $7 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,049 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $2,050 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $14,871,288 and $31,676,311, respectively.

Notes to financial statements (unaudited)	Wells Fargo Minnesota Tax-Free Fund	23

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Minnesota Tax-Free Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300481 02-17 SA252/SAR252 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Municipal Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/municipal-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Municipal Bond Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Municipal Bond Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMFAX)	4-8-2005	(4.32)	3.48	4.28	0.17	4.44	4.76	0.79	0.75
Class C (WMFCX)	4-8-2005	(1.57)	3.66	3.98	(0.57)	3.66	3.98	1.54	1.50
Administrator Class (WMFDX)	4-8-2005	–	–	–	0.42	4.59	4.95	0.73	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	0.46	4.74	5.03	0.46	0.46
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2016[5]

Credit quality as of December 31, 2016[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C, 0.60% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$962.43	$3.70	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Class C
Actual	$1,000.00	$959.68	$7.39	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Administrator Class
Actual	$1,000.00	$964.10	$2.96	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$963.83	$2.27	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	$2.34	0.46%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 0.61%

Consumer Discretionary: 0.61%

Diversified Consumer Services: 0.61%
Toll Road Investors Partnership II 144A¤	0.00%	2-15-2028	$30,780,000	$15,545,778	0.61%

Total Corporate Bonds and Notes (Cost $15,840,313)				15,545,778	0.61

Municipal Obligations: 99.25%

Alabama: 2.05%
Alabama Federal Aid Highway Finance Authority Series A (Tax Revenue)	5.00	9-1-2035	19,000,000	22,029,740	0.86
Other securities				30,616,452	1.19

				52,646,192	2.05

Alaska: 0.27%
Other securities				7,012,074	0.27

Arizona: 1.09%
Other securities				28,055,139	1.09

California: 7.52%
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	1.97	4-1-2036	28,000,000	28,106,960	1.09
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	19,657,661	0.76
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.29	7-1-2027	27,660,000	24,622,655	0.96
Other securities				121,218,661	4.71

				193,605,937	7.52

Colorado: 2.89%
Colorado ECFA (Various Revenue)	5.50-8.13	10-1-2017 to 9-1-2048	27,515,000	29,024,282	1.13
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	14,100,000	14,452,923	0.56
Other securities				30,864,136	1.20

				74,341,341	2.89

Connecticut: 0.64%
Other securities				16,477,162	0.64

Delaware: 0.38%
Other securities				9,840,167	0.38

District of Columbia: 0.23%
Other securities				5,960,100	0.23

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Municipal Bond Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Florida: 3.90%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50%	6-15-2044	$13,290,000	$15,214,924	0.59%
Miami-Dade County FL School District (GO Revenue)	5.00	3-15-2046	25,000,000	27,392,750	1.07
Other securities				57,784,916	2.24

				100,392,590	3.90

Georgia: 0.38%
Other securities				9,777,258	0.38

Guam: 0.16%
Other securities				4,075,969	0.16

Hawaii: 0.12%
Other securities				3,067,284	0.12

Idaho: 0.69%
Other securities				17,841,643	0.69

Illinois: 19.70%
Chicago IL (Various Revenue)	0.00-5.56	1-1-2021 to 1-1-2038	74,125,000	67,728,063	2.64
Chicago IL Board of Education (GO Revenue, AGM Insured)	0.00-5.25	12-1-2020 to 12-1-2031	57,930,000	35,947,957	1.40
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	13,409,175	0.52
Chicago IL O’Hare International Airport (Airport Revenue) µ	5.00-5.75	1-1-2025 to 1-1-2044	30,290,000	33,748,429	1.32
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	12,245,496	0.48
Cook County IL (GO Revenue) µ	5.00-5.25	11-15-2022 to 11-15-2027	9,705,000	10,707,128	0.41
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	28,663,470	1.11
Illinois (Various Revenue) µ	5.00-6.00	4-1-2021 to 7-1-2038	50,770,000	53,119,177	2.04
Illinois Finance Authority (Various Revenue) µ	4.13-7.13	9-1-2018 to 10-1-2041	38,225,000	41,798,572	1.62
Illinois Sports Facilities Authority (Tax Revenue) µ	0.00-5.25	6-15-2021 to 6-15-2032	37,945,000	37,720,758	1.46
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	12,883,508	0.50
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,447,311	0.48
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026 to 12-15-2035	44,200,000	21,885,544	0.85
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2029	33,800,000	18,706,610	0.73
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,334,200	0.60
Other securities				90,720,169	3.54

				507,065,567	19.70

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Indiana: 1.96%
Indiana Finance Authority (Various Revenue)	3.13-5.25%	12-1-2024 to 7-1-2040	$30,790,000	$30,928,834	1.21%
Other securities				19,382,445	0.75

				50,311,279	1.96

Iowa: 0.08%
Other securities				2,052,556	0.08

Kansas: 1.19%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	30,585,070	1.19
Other securities				40,302	0.00

				30,625,372	1.19

Kentucky: 1.62%
Kentucky EDFA (Various Revenue) µ	0.00-5.00	10-1-2024 to 7-1-2040	17,505,000	13,791,005	0.54
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	2.12	2-1-2046	22,715,000	22,371,322	0.87
Other securities				5,630,065	0.21

				41,792,392	1.62

Louisiana: 0.95%
Other securities				24,486,066	0.95

Maine: 0.08%
Other securities				2,058,036	0.08

Maryland: 0.65%
Other securities				16,656,602	0.65

Massachusetts: 0.79%
Other securities				20,362,362	0.79

Michigan: 7.51%
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,941,554	0.42
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C	5.00	7-2-2036	8,500,000	9,250,635	0.36
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	11,000,000	11,069,300	0.43
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	11,000,000	11,086,680	0.43
Michigan Finance Authority (Various Revenue) µ	4.50-8.25	10-1-2020 to 10-1-2040	58,580,000	64,121,380	2.50
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,419,491	0.52

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Bond Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Bonds Center Project Series A (Tax Revenue) ±	4.13%	7-1-2045	$15,500,000	$15,693,750	0.61%
Other securities				57,719,045	2.24

				193,301,835	7.51

Mississippi: 0.36%
Other securities				9,125,445	0.36

Missouri: 0.62%
Other securities				16,039,862	0.62

Nebraska: 0.04%
Other securities				1,109,495	0.04

Nevada: 0.05%
Other securities				1,180,766	0.05

New Jersey: 5.99%
New Jersey EDA (Various Revenue)	1.97-5.00	9-1-2025 to 10-1-2040	14,695,000	14,465,931	0.56
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.27	9-1-2027	22,245,000	20,704,756	0.80
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	15,457,950	0.60
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,062,385	0.43
New Jersey TTFA (Transportation Revenue) 144A	0.00-5.75	6-15-2023 to 6-15-2044	49,640,000	42,210,216	1.64
New Jersey TTFA Series A (Various Revenue) µ	5.75	6-15-2025	10,000,000	11,551,400	0.45
Other securities				38,778,305	1.51

				154,230,943	5.99

New Mexico: 0.41%
Other securities				10,594,771	0.41

New York: 10.49%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,790,000	10,971,261	0.43
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	16,000,000	18,092,000	0.70
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	8,000,000	8,777,132	0.34
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	10,861,100	0.42
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,169,580	0.74
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,599,295	1.31
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,026,862	0.43

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00%	6-15-2040	$11,625,000	$12,332,033	0.48%
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	37,210,745	1.45
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00-5.75	6-15-2026 to 6-15-2040	8,255,000	8,971,548	0.35
New York NY Transitional Finance Authority (Various Revenue)	5.00-5.75	5-1-2033 to 1-15-2039	7,895,000	8,852,808	0.34
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	19,803,073	0.77
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	11,500,000	11,859,950	0.46
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	20,880,000	20,871,648	0.81
Other securities				37,445,385	1.46

				269,844,420	10.49

North Carolina: 0.71%
Other securities				18,287,340	0.71

Ohio: 2.53%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,055,880	0.51
Other securities				52,026,584	2.02

				65,082,464	2.53

Oklahoma: 0.41%
Other securities				10,499,007	0.41

Oregon: 0.20%
Other securities				5,090,400	0.20

Pennsylvania: 8.67%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.23	11-1-2039	20,000,000	20,155,000	0.78
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue) µ	5.75-7.75	7-1-2027 to 7-1-2032	8,925,000	11,511,167	0.45
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,482,330	0.76
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,369,109	0.60

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Bond Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Pennsylvania (continued)
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50%	10-1-2030	$10,625,000	$10,501,856	0.41%
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	14,275,000	15,104,663	0.59
State Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2022 to 6-1-2034	10,760,000	11,607,307	0.44
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.19	6-1-2023	15,685,000	15,685,000	0.61
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,353,905	0.52
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2035	16,715,000	17,776,235	0.69
Other securities				72,620,256	2.82

				223,166,828	8.67

Puerto Rico: 0.16%
Other securities				4,176,219	0.16

Rhode Island: 0.21%
Other securities				5,463,070	0.21

South Carolina: 0.64%
Other securities				16,540,466	0.64

South Dakota: 0.29%
Other securities				7,329,964	0.29

Tennessee: 0.43%
Other securities				11,121,469	0.43

Texas: 6.39%
Houston Port Authority TX Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,021,000	0.43
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	1.19-5.00	9-15-2017 to 12-15-2031	14,355,000	14,911,475	0.58
Texas Municipal Gas Acquisition & Supply Corporation Subordinated Lien Series C (Utilities Revenue) ±	2.02	12-15-2026	24,780,000	22,373,366	0.87
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	14,208,250	0.55
Other securities				101,838,617	3.96

				164,352,708	6.39

Utah: 0.54%
Other securities				13,843,623	0.54

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Vermont: 1.53%
Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	3.94%	12-3-2035	$16,800,000	$17,704,848	0.69%
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.62	6-2-2042	21,883,566	21,782,901	0.84

				39,487,749	1.53

Virgin Islands: 1.10%
Virgin Islands PFA (Various Revenue) µ	5.00	10-1-2018 to 10-1-2032	32,155,000	28,366,329	1.10

Virginia: 0.49%
Other securities				12,475,591	0.49

Washington: 1.33%
Other securities				34,236,745	1.33

West Virginia: 0.10%
Other securities				2,489,815	0.10

Wisconsin: 0.62%
Other securities				15,833,276	0.62

Wyoming: 0.09%
Other securities				2,309,470	0.09

Total Municipal Obligations (Cost $2,491,776,445)				2,554,083,158	99.25

	Yield		Shares
Short-Term Investments: 0.17%

Investment Companies: 0.17%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.67		4,425,767	4,428,423	0.17

Total Short-Term Investments (Cost $4,427,956)				4,428,423	0.17

Total investments in securities (Cost $2,512,044,714) *				2,574,057,359	100.03
Other assets and liabilities, net				(704,445)	(0.03)

Total net assets				$2,573,352,914	100.00%

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $2,512,483,411 and unrealized gains (losses) consists of:

Gross unrealized gains	$109,113,140
Gross unrealized losses	(47,539,192)

Net unrealized gains	$61,573,948

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Bond Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $2,507,616,758)	$2,569,628,936
In affiliated securities, at value (cost $4,427,956)	4,428,423

Total investments, at value (cost $2,512,044,714)	2,574,057,359
Receivable for investments sold	4,065,832
Receivable for Fund shares sold	10,975,962
Receivable for interest	29,066,221
Prepaid expenses and other assets	275,449

Total assets	2,618,440,823

Liabilities
Distributions payable	1,661,986
Payable for investments purchased	23,210,645
Payable for Fund shares redeemed	18,477,526
Management fee payable	786,385
Distribution fees payable	111,653
Administration fees payable	302,821
Accrued expenses and other liabilities	536,893

Total liabilities	45,087,909

Total net assets	$2,573,352,914

NET ASSETS CONSIST OF
Paid-in capital	$2,523,679,156
Overdistributed net investment income	(275,161)
Accumulated net realized losses on investments	(12,063,726)
Net unrealized gains on investments	62,012,645

Total net assets	$2,573,352,914

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,358,700,565
Shares outstanding – Class A1	134,758,474
Net asset value per share – Class A	$10.08
Maximum offering price per share – Class A2	$10.55
Net assets – Class C	$161,277,293
Shares outstanding – Class C1	15,999,528
Net asset value per share – Class C	$10.08
Net assets – Administrator Class	$134,999,856
Shares outstanding – Administrator Class[1]	13,386,145
Net asset value per share – Administrator Class	$10.09
Net assets – Institutional Class	$918,375,200
Shares outstanding – Institutional Class[1]	91,094,084
Net asset value per share – Institutional Class	$10.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	15

Investment income
Interest	$53,080,625
Income from affiliated securities	21,633

Total investment income	53,102,258

Expenses
Management fee	5,308,329
Administration fees
Class A	1,195,557
Class B	271 [1]
Class C	146,733
Administrator Class	119,204
Institutional Class	403,010
Shareholder servicing fees
Class A	1,868,057
Class B	423 [1]
Class C	229,270
Administrator Class	298,011
Distribution fees
Class B	1,270 [1]
Class C	687,810
Custody and accounting fees	79,166
Professional fees	36,690
Registration fees	75,901
Shareholder report expenses	50,811
Trustees’ fees and expenses	186
Interest and fee expense	3,227
Other fees and expenses	18,194

Total expenses	10,522,120
Less: Fee waivers and/or expense reimbursements	(498,922)

Net expenses	10,023,198

Net investment income	43,079,060

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(969,142)
Affiliated securities	(2,960)
Futures transactions	166,249

Net realized losses on investments	(805,853)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(151,216,905)
Affiiliated securities	467
Futures transactions	1,814,832

Net change in unrealized gains (losses) on investments	(149,401,606)

Net realized and unrealized gains (losses) on investments	(150,207,459)

Net decrease in net assets resulting from operations	$(107,128,399)

[1]	For the period from July 1, 2016 to December 5, 2016. At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$43,079,060		$91,385,117
Net realized gains (losses) on investments		(805,853)		25,786,034
Net change in unrealized gains (losses) on investments		(149,401,606)		117,272,072

Net increase (decrease) in net assets resulting from operations		(107,128,399)		234,443,223

Distributions to shareholders from
Net investment income
Class A		(21,548,560)		(49,506,305)
Class B		(3,436)[1]		(24,157)
Class C		(1,955,544)		(3,837,158)
Administrator Class		(3,547,970)		(8,790,709)
Institutional Class		(16,027,772)		(24,426,383)
Investor Class		N/A		(4,799,469)[2]
Net realized gains
Class A		(9,299,842)		(9,166,267)
Class B		0 [1]		(5,119)
Class C		(1,129,371)		(776,529)
Administrator Class		(962,759)		(1,141,943)
Institutional Class		(6,674,052)		(3,376,986)

Total distributions to shareholders		(61,149,306)		(105,851,025)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,625,362	68,735,910	64,653,820	669,764,488
Class B	0 [1]	0 [1]	27	279
Class C	956,414	10,041,825	3,347,238	35,008,106
Administrator Class	2,252,413	23,804,388	10,079,801	104,821,922
Institutional Class	29,388,063	304,837,158	55,658,632	579,421,682
Investor Class	N/A	N/A	1,789,189 [2]	18,389,280 [2]

		407,419,281		1,407,405,757

Reinvestment of distributions
Class A	2,648,445	27,332,446	5,096,119	53,145,243
Class B	313 [1]	3,298 [1]	2,442	25,421
Class C	251,624	2,589,886	375,341	3,915,284
Administrator Class	417,353	4,337,889	922,285	9,615,221
Institutional Class	1,712,227	17,665,532	1,934,077	20,220,148
Investor Class	N/A	N/A	339,015 [2]	3,486,525 [2]

		51,929,051		90,407,842

Payment for shares redeemed
Class A	(17,535,874)	(182,027,110)	(83,965,428)	(877,180,351)
Class B	(43,090)[1]	(440,256)[1]	(122,606)	(1,277,115)
Class C	(2,604,072)	(26,881,014)	(2,393,610)	(24,976,011)
Administrator Class	(14,541,883)	(150,037,279)	(23,257,159)	(239,883,451)
Institutional Class	(29,878,691)	(306,302,875)	(18,804,492)	(196,444,238)
Investor Class	N/A	N/A	(50,409,942)[2]	(520,861,783)[2]

		(665,688,534)		(1,860,622,949)

Net decrease in net assets resulting from capital share transactions		(206,340,202)		(362,809,350)

Total decrease in net assets		(374,617,907)		(234,217,152)

Net assets
Beginning of period		2,947,970,821		3,182,187,973

End of period		$2,573,352,914		$2,947,970,821

Overdistributed net investment income		$(275,161)		$(270,939)

[1]	For the period from July 1, 2016 to December 5, 2016. At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

[2]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.70	$10.25	$10.33	$10.00	$10.24	$9.54
Net investment income	0.15	0.31	0.28	0.33	0.27	0.37
Net realized and unrealized gains (losses) on investments	(0.55)	0.50	0.01	0.40	(0.08)	0.70

Total from investment operations	(0.40)	0.81	0.29	0.73	0.19	1.07
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.28)	(0.33)	(0.27)	(0.37)
Net realized gains	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.22)	(0.36)	(0.37)	(0.40)	(0.43)	(0.37)
Net asset value, end of period	$10.08	$10.70	$10.25	$10.33	$10.00	$10.24
Total return[2]	(3.76)%	8.04%	2.81%	7.60%	1.70%	11.45%
Ratios to average net assets (annualized)
Gross expenses	0.79%[3]	0.79%[3]	0.80%[3]	0.80%[3]	0.80%[3]	0.81%[3]
Net expenses	0.75%[3]	0.75%[3]	0.75%[3]	0.76%[3]	0.75%[3]	0.75%[3]
Net investment income	2.88%[3]	2.99%[3]	2.71%[3]	3.36%[3]	2.56%[3]	3.72%[3]
Supplemental data
Portfolio turnover rate	6%	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$1,358,701	$1,529,884	$1,612,212	$1,661,362	$1,807,790	$1,759,128

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2016 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.69	$10.25	$10.33	$10.00	$10.23	$9.53
Net investment income	0.11	0.23	0.20	0.26	0.19	0.30
Net realized and unrealized gains (losses) on investments	(0.54)	0.49	0.01	0.40	(0.07)	0.70

Total from investment operations	(0.43)	0.72	0.21	0.66	0.12	1.00
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.20)	(0.26)	(0.19)	(0.30)
Net realized gains	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.18)	(0.28)	(0.29)	(0.33)	(0.35)	(0.30)
Net asset value, end of period	$10.08	$10.69	$10.25	$10.33	$10.00	$10.23
Total return[2]	(4.03)%	7.14%	2.05%	6.80%	1.04%	10.63%
Ratios to average net assets (annualized)
Gross expenses	1.54%[3]	1.54%[3]	1.55%[3]	1.55%[3]	1.55%[3]	1.56%[3]
Net expenses	1.50%[3]	1.50%[3]	1.50%[3]	1.51%[3]	1.50%[3]	1.50%[3]
Net investment income	2.13%[3]	2.24%[3]	1.97%[3]	2.60%[3]	1.82%[3]	2.95%[3]
Supplemental data
Portfolio turnover rate	6%	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$161,277	$186,036	$164,703	$154,863	$168,658	$168,883

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2016 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.70	$10.26	$10.34	$10.01	$10.24	$9.54
Net investment income	0.16	0.33	0.30	0.35	0.28	0.39
Net realized and unrealized gains (losses) on investments	(0.54)	0.49	0.01	0.40	(0.07)	0.69

Total from investment operations	(0.38)	0.82	0.31	0.75	0.21	1.08
Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.30)	(0.35)	(0.28)	(0.38)
Net realized gains	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.23)	(0.38)	(0.39)	(0.42)	(0.44)	(0.38)
Net asset value, end of period	$10.09	$10.70	$10.26	$10.34	$10.01	$10.24
Total return[2]	(3.59)%	8.10%	2.97%	7.75%	1.96%	11.62%
Ratios to average net assets (annualized)
Gross expenses	0.73%[3]	0.73%[3]	0.73%[3]	0.74%[3]	0.74%[3]	0.74%[3]
Net expenses	0.60%[3]	0.60%[3]	0.60%[3]	0.61%[3]	0.60%[3]	0.60%[3]
Net investment income	2.98%[3]	3.15%[3]	2.86%[3]	3.49%[3]	2.72%[3]	3.74%[3]
Supplemental data
Portfolio turnover rate	6%	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$135,000	$270,304	$384,884	$362,896	$451,005	$227,942

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2016 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.70	$10.25	$10.33	$10.00	$10.24	$9.54
Net investment income	0.17	0.34	0.31	0.36	0.30	0.40
Net realized and unrealized gains (losses) on investments	(0.55)	0.50	0.01	0.40	(0.08)	0.70

Total from investment operations	(0.38)	0.84	0.32	0.76	0.22	1.10
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.31)	(0.36)	(0.30)	(0.40)
Net realized gains	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.24)	(0.39)	(0.40)	(0.43)	(0.46)	(0.40)
Net asset value, end of period	$10.08	$10.70	$10.25	$10.33	$10.00	$10.24
Total return[2]	(3.62)%	8.35%	3.11%	7.90%	2.00%	11.76%
Ratios to average net assets (annualized)
Gross expenses	0.46%[3]	0.46%[3]	0.47%[3]	0.47%[3]	0.47%[3]	0.47%[3]
Net expenses	0.46%[3]	0.46%[3]	0.47%[3]	0.47%[3]	0.47%[3]	0.47%[3]
Net investment income	3.18%[3]	3.27%[3]	3.02%[3]	3.58%[3]	2.85%[3]	4.15%[3]
Supplemental data
Portfolio turnover rate	6%	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$918,375	$961,289	$523,736	$255,112	$143,062	$151,285

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2016 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

Effective December 6, 2016, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

22	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2017	2018	2019
$5,924,646	$5,924,646	$130,027

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	23

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$15,545,778	$0	$15,545,778

Municipal obligations	0	2,554,083,158	0	2,554,083,158

Short-term investments
Investment companies	4,428,423	0	0	4,428,423
Total assets	$4,428,423	$2,569,628,936	$0	$2,574,057,359

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

24	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.60% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $45,290 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $8,295 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2016, Funds Distributor received $20,194 from the sale of Class A shares and $99 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $485,129,814 and $149,473,534, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	25

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $35,053,429 in short futures contracts during the six months ended December 31, 2016.

The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2016, the Fund participated in Inverse Floaters which are accounted for as a secured borrowing. During the six months ended December 31, 2016, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $2,215,323 (on an annualized basis) and incurred interest and fee expense in the amount of $3,227.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Municipal Bond Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300482 02-17 SA253/SAR253 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo
North Carolina Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo North Carolina Tax-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo North Carolina Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ENCMX)	1-11-1993	(5.05)	2.15	2.84	(0.59)	3.10	3.32	0.96	0.85
Class C (ENCCX)	3-27-2002	(2.34)	2.34	2.55	(1.34)	2.34	2.55	1.71	1.60
Institutional Class (ENCYX)	2-28-1994	–	–	–	(0.29)	3.42	3.62	0.63	0.54
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–
Bloomberg Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	0.33	2.70	4.13	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo North Carolina Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays North Carolina Municipal Bond Index (formerly known as Barclays North Carolina Municipal Bond Index) is the North Carolina component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$965.64	$4.20	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class C
Actual	$1,000.00	$961.99	$7.89	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Institutional Class
Actual	$1,000.00	$967.15	$2.67	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.75	0.54%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.26%

California: 1.39%
University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,125,550

Guam: 6.24%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,062,630
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,291,820
Guam Government Limited Obligation Series A (Tax Revenue)	5.00	12-1-2028	500,000	571,580
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,124,820

				5,050,850

Indiana: 1.41%
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,141,840

New York: 2.06%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,672,230

North Carolina: 77.50%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,179,910
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2029	250,000	294,108
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2031	245,000	285,160
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,748,725
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,627,896
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	893,884
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,306,496
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,144,850
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	3,945,906
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,808,085
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,002,492
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,138,130
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,136,160
Henderson County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2030	500,000	585,835
Jacksonville NC Enterprise System (Water & Sewer Revenue)	5.25	5-1-2028	500,000	610,650
Johnston County NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,059,882
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,115,740
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,120,090
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,318,060
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,945,854
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,380,443
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,120,550
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	2,065,000	2,117,926
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,192,740
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project (Health Revenue)	5.00	11-1-2031	1,500,000	1,668,645
North Carolina Medical Care Commission Presbyterian Homes Project Series C (Health Revenue)	4.00	10-1-2031	1,500,000	1,580,490
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2026	385,000	422,368
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2032	500,000	534,935

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Southminster Incorporated (Health Revenue)	5.00%	10-1-2037	$500,000	$505,930
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,024,940
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Prerefunded Bond Series A (Utilities Revenue)	5.00	1-1-2030	1,105,000	1,183,753
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	2,974,157
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Unrefunded Bond Series A (Utilities Revenue)	5.00	1-1-2030	445,000	470,810
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,790,667
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00	12-1-2028	505,000	602,319
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,131,700
Pitt County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	4-1-2027	875,000	1,030,409
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2029	900,000	1,065,438
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,144,820
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,257,500
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,800,679
Wilmington NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2030	400,000	470,236

				62,739,368

Tennessee: 4.15%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,187,137
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,173,560

				3,360,697

Virgin Islands: 2.74%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	2,240,000	2,217,085

Washington: 1.43%
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,154,909

Wisconsin: 1.34%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,081,690

Total Municipal Obligations (Cost $76,257,833)				79,544,219

	Yield		Shares
Short-Term Investments: 0.44%

Investment Companies: 0.44%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		352,182	352,393

Total Short-Term Investments (Cost $352,288)				352,393

Total investments in securities (Cost $76,610,121)*	98.70%	79,896,612
Other assets and liabilities, net	1.30	1,054,570

Total net assets	100.00%	$80,951,182

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	9

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $76,610,119 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,954,298
Gross unrealized losses	(667,805)

Net unrealized gains	$3,286,493

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo North Carolina Tax-Free Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $76,257,833)	$79,544,219
In affiliated securities, at value (cost $352,288)	352,393

Total investments, at value (cost $76,610,121)	79,896,612
Receivable for investments sold	105,000
Receivable for Fund shares sold	68,703
Receivable for interest	1,159,329
Prepaid expenses and other assets	26,281

Total assets	81,255,925

Liabilities
Dividends payable	121,073
Payable for Fund shares redeemed	102,607
Management fee payable	22,950
Distribution fee payable	3,865
Administration fees payable	9,179
Professional fees payable	18,232
Accrued expenses and other liabilities	26,837

Total liabilities	304,743

Total net assets	$80,951,182

NET ASSETS CONSIST OF
Paid-in capital	$86,730,216
Overdistributed net investment income	(59,560)
Accumulated net realized losses on investments	(9,005,965)
Net unrealized gains on investments	3,286,491

Total net assets	$80,951,182

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$32,148,160
Shares outstanding – Class A1	3,184,828
Net asset value per share – Class A	$10.09
Maximum offering price per share – Class A2	$10.57
Net assets – Class C	$5,571,637
Shares outstanding – Class C1	551,986
Net asset value per share – Class C	$10.09
Net assets – Institutional Class	$43,231,385
Shares outstanding – Institutional Class[1]	4,282,990
Net asset value per share – Institutional Class	$10.09

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	11

Investment income
Interest	$1,865,501
Income from affiliated securities	3,367

Total investment income	1,868,868

Expenses
Management fee	202,867
Administration fees
Class A	28,366
Class C	5,029
Institutional Class	23,876
Shareholder servicing fees
Class A	44,322
Class C	7,858
Distribution fee
Class C	23,573
Custody and accounting fees	5,263
Professional fees	24,035
Registration fees	25,822
Shareholder report expenses	4,522
Trustees’ fees and expenses	11,486
Other fees and expenses	4,510

Total expenses	411,529
Less: Fee waivers and/or expense reimbursements	(49,382)

Net expenses	362,147

Net investment income	1,506,721

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	1,180,199
Affiliated securities	103,300

Net realized gains on investments	1,283,499

Net change in unrealized gains (losses) on:
Unaffiliated securities	(6,210,194)
Affiiliated securities	105

Net change in unrealized gains (losses) on investments	(6,210,089)

Net realized and unrealized gains (losses) on investments	(4,926,590)

Net decrease in net assets resulting from operations	$(3,419,869)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo North Carolina Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$1,506,721		$3,164,807
Net realized gains (losses) on investments		1,283,499		(55,699)
Net change in unrealized gains (losses) on investments		(6,210,089)		2,346,419

Net increase (decrease) in net assets resulting from operations		(3,419,869)		5,455,527

Distributions to shareholders from
Net investment income
Class A		(503,202)		(1,060,689)
Class C		(65,548)		(109,808)
Institutional Class		(937,957)		(1,994,310)

Total distributions to shareholders		(1,506,707)		(3,164,807)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	39,881	412,496	424,558	4,432,275
Class C	39,510	416,579	186,322	1,956,171
Institutional Class	766,974	7,916,114	1,135,937	11,925,410

		8,745,189		18,313,856

Reinvestment of distributions
Class A	45,279	468,624	94,806	992,485
Class C	5,919	61,240	9,754	102,165
Institutional Class	22,283	230,576	39,018	408,587

		760,440		1,503,237

Payment for shares redeemed
Class A	(381,333)	(3,932,184)	(317,128)	(3,313,134)
Class C	(70,969)	(725,286)	(46,145)	(483,983)
Institutional Class	(2,431,495)	(24,773,614)	(1,122,422)	(11,750,628)

		(29,431,084)		(15,547,745)

Net increase (decrease) in net assets resulting from capital share transactions		(19,925,455)		4,269,348

Total increase (decrease) in net assets		(24,852,031)		6,560,068

Net assets
Beginning of period		105,803,213		99,243,145

End of period		$80,951,182		$105,803,213

Overdistributed net investment income		$(59,560)		$(59,574)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	13

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.60	$10.36	$10.33	$10.08	$10.34	$9.71
Net investment income	0.15	0.31	0.32	0.33	0.32	0.34
Net realized and unrealized gains (losses) on investments	(0.51)	0.24	0.03	0.25	(0.26)	0.63

Total from investment operations	(0.36)	0.55	0.35	0.58	0.06	0.97
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.32)	(0.33)	(0.32)	(0.34)
Net asset value, end of period	$10.09	$10.60	$10.36	$10.33	$10.08	$10.34
Total return[1]	(3.44)%	5.43%	3.35%	5.92%	0.51%	10.09%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.94%	0.94%	0.91%	0.90%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.84%	3.00%	3.01%	3.32%	3.06%	3.34%
Supplemental data
Portfolio turnover rate	7%	7%	12%	15%	15%	48%
Net assets, end of period (000s omitted)	$32,148	$36,890	$33,969	$37,067	$41,879	$44,082

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.60	$10.36	$10.33	$10.08	$10.34	$9.71
Net investment income	0.11	0.24	0.24	0.26	0.24	0.26
Net realized and unrealized gains (losses) on investments	(0.51)	0.24	0.03	0.25	(0.26)	0.63

Total from investment operations	(0.40)	0.48	0.27	0.51	(0.02)	0.89
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.24)	(0.26)	(0.24)	(0.26)
Net asset value, end of period	$10.09	$10.60	$10.36	$10.33	$10.08	$10.34
Total return[1]	(3.80)%	4.65%	2.58%	5.13%	(0.24)%	9.27%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.71%	1.69%	1.69%	1.66%	1.65%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.08%	2.25%	2.26%	2.56%	2.31%	2.59%
Supplemental data
Portfolio turnover rate	7%	7%	12%	15%	15%	48%
Net assets, end of period (000s omitted)	$5,572	$6,121	$4,431	$4,566	$5,164	$5,523

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.60	$10.36	$10.33	$10.08	$10.34	$9.71
Net investment income	0.17 [1]	0.35	0.35	0.36	0.35	0.37
Net realized and unrealized gains (losses) on investments	(0.51)	0.24	0.03	0.26	(0.26)	0.63

Total from investment operations	(0.34)	0.59	0.38	0.62	0.09	1.00
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.35)	(0.37)	(0.35)	(0.37)
Net asset value, end of period	$10.09	$10.60	$10.36	$10.33	$10.08	$10.34
Total return[2]	(3.28)%	5.76%	3.67%	6.25%	0.82%	10.43%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.61%	0.61%	0.58%	0.57%
Net expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.14%	3.32%	3.32%	3.61%	3.37%	3.65%
Supplemental data
Portfolio turnover rate	7%	7%	12%	15%	15%	48%
Net assets, end of period (000s omitted)	$43,231	$62,793	$60,844	$72,479	$77,926	$90,439

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo North Carolina Tax-Free Fund	17

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2017	2018	Short-term
$6,610,328	$3,623,438	$21,451

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $34,248 in short-term losses which were be recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$79,544,219	$0	$79,544,219

Short-term investments
Investment companies	352,393	0	0	352,393
Total assets	$352,393	$79,544,219	$0	$79,896,612

18	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.54% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,341 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $4,307 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $212 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo North Carolina Tax-Free Fund	19

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $7,041,420 and $21,186,781, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

20	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto,

Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.

Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo North Carolina Tax-Free Fund	23

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300483 02-17 SA254/SAR254 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo
Pennsylvania Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKVAX)	12-27-1990	(4.98)	2.85	3.59	(0.51)	3.79	4.06	0.90	0.74
Class C (EKVCX)	2-1-1993	(2.26)	3.03	3.29	(1.26)	3.03	3.29	1.65	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	(0.26)	4.05	4.32	0.57	0.49
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–
Bloomberg Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	0.24	3.49	4.46	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Pennsylvania Municipal Bond Index (formerly known as Barclays Pennsylvania Municipal Bond Index) is the Pennsylvania component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$960.47	$3.65	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%
Class C
Actual	$1,000.00	$956.74	$7.33	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.56	1.49%
Institutional Class
Actual	$1,000.00	$961.68	$2.42	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.94%

Florida: 0.56%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,690

Guam: 1.89%
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2022	1,000,000	1,118,320
Guam Government Limited Obligation Series A (Tax Revenue)	5.00	12-1-2028	1,000,000	1,143,160
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,120,440

				3,381,920

Pennsylvania: 93.74%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,293,219
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,304,954
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,416,040
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,395,418
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,107,141
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2024	750,000	866,228
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2029	525,000	602,317
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2029	800,000	917,544
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2030	675,000	771,005
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	100,000	101,715
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,434,014
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,742,901
Chester County PA IDA Renaissance Academy Charter School Project (Education Revenue)	3.75	10-1-2024	905,000	892,375
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	582,251
Commonwealth Financing Authority Pennsylvania Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,125,780
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	1,500,000	1,734,825
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,324,122
Cumberland County PA Municipal Authority Dickinson College Project Series HH-1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,276,512
Cumberland County PA Municipal Authority Refunding Bond Dickson College Project (Education Revenue)	5.00	5-1-2028	1,170,000	1,362,383
Dauphin County PA Authority Pinnacle Health System Project Series A (Health Revenue)	5.00	6-1-2035	1,000,000	1,106,760
Delaware County PA Authority Neumann University Refunding Bond (Miscellaneous Revenue)	5.00	10-1-2031	1,500,000	1,625,895
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,794,892
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,122,980
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,208,735

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00%	12-1-2028	$450,000	$508,122
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2029	375,000	421,560
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	180,000	205,447
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	200,000	227,286
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	169,775
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	225,542
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,827,725
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,190,940
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	3,000,000	3,391,980
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,731,383
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	906,965
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	935,942
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,188,180
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,618,410
Montgomery County PA IDA ACTS Retirement-Life Communities Obligated Group (Health Revenue)	5.00	11-15-2036	4,200,000	4,497,192
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,104,290
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,092,024
Montgomery County PA Norristown Area School District (GO Revenue)	5.00	9-1-2029	1,250,000	1,439,913
North Eastern PA Hospital and Education Authority Refunding Bond Wilkes University Project Series B (Education Revenue)	5.25	3-1-2037	1,000,000	1,072,000
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,619,985
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2021	250,000	270,955
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2025	225,000	246,177
Pennsylvania EDFA UPMC Obligated Group (Health Revenue)	5.00	3-15-2031	2,270,000	2,606,528
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	999,444
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,035,638
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,345,130
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,535,263
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,272,070
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,108,790
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	1,475,000	1,543,838
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,165,591
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,614,090
Pennsylvania Turnpike Commission Oil Franchise Series A (Tax Revenue)	5.00	12-1-2032	1,500,000	1,734,795
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,269,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00%	6-15-2030	$1,500,000	$1,663,470
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,000,000	1,016,150
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,129,180
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	750,000	771,120
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,198,925
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,000,000	1,035,060
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,045,380
Philadelphia PA IDA Master Charter School AID (Education Revenue)	5.00	8-1-2020	580,000	616,453
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2030	1,705,000	1,973,282
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2031	1,610,000	1,857,682
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	2,826,850
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,093,010
Philadelphia PA IDA Temple University 1st Series 2015 (Education Revenue)	5.00	4-1-2033	2,500,000	2,808,575
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,141,880
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,355,983
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,696,515
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,589,659
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,134,490
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,526,032
Philadelphia PA Water & Wastewater Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2030	3,000,000	3,446,490
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,257,280
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	574,315
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,632,937
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,641,735
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	982,900
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,396,240
State Public School Building Authority Pennsylvania Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	540,000	590,409
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	971,294
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,574,600
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,766,428
State Public School Building Authority Pennsylvania Philadelphia Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,500,000	1,703,775
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	1.12	11-1-2028	1,500,000	1,497,435
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00	4-1-2028	1,000,000	1,120,790
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,108,706
York County PA Series B (GO Revenue)	5.00	6-1-2033	4,000,000	4,581,320
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2019	895,000	941,003

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	6-1-2020	$970,000	$1,034,015
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2021	1,000,000	1,077,800

				167,611,244

Virgin Islands: 2.75%
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	4.00	9-1-2017	600,000	607,254
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	5.00	9-1-2018	750,000	781,275
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	5.00	9-1-2019	500,000	529,755
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue, AGM Insured)	5.00	10-1-2029	2,000,000	2,151,180
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)	5.00	10-1-2025	1,000,000	849,560

				4,919,024

Total Municipal Obligations (Cost $172,741,834)				176,913,878

	Yield		Shares
Short-Term Investments: 0.47%

Investment Companies: 0.47%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		839,425	839,929

Total Short-Term Investments (Cost $839,856)				839,929

Total investments in securities (Cost $173,581,690)*	99.41%	177,753,807
Other assets and liabilities, net	0.59	1,053,246

Total net assets	100.00%	$178,807,053

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $173,581,690 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,797,445
Gross unrealized losses	(2,625,328)

Net unrealized gains	$4,172,117

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $172,741,834)	$176,913,878
In affiliated securities, at value (cost $839,856)	839,929

Total investments, at value (cost $173,581,690)	177,753,807
Receivable for Fund shares sold	46,688
Receivable for interest	1,906,928
Prepaid expenses and other assets	44,361

Total assets	179,751,784

Liabilities
Dividends payable	288,199
Payable for Fund shares redeemed	511,879
Management fee payable	50,349
Distribution fees payable	12,519
Administration fees payable	18,779
Accrued expenses and other liabilities	63,006

Total liabilities	944,731

Total net assets	$178,807,053

NET ASSETS CONSIST OF
Paid-in capital	$180,901,141
Overdistributed net investment income	(245,938)
Accumulated net realized losses on investments	(6,020,267)
Net unrealized gains on investments	4,172,117

Total net assets	$178,807,053

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$50,521,850
Shares outstanding – Class A1	4,400,329
Net asset value per share – Class A	$11.48
Maximum offering price per share – Class A2	$12.02
Net assets – Class C	$18,334,943
Shares outstanding – Class C1	1,599,866
Net asset value per share – Class C	$11.46
Net assets – Institutional Class	$109,950,260
Shares outstanding – Institutional Class[1]	9,576,466
Net asset value per share – Institutional Class	$11.48

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Pennsylvania Tax-Free Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$3,813,490
Income from affiliated securities	3,559

Total investment income	3,817,049

Expenses
Management fee	418,147
Administration fees
Class A	44,778
Class B	263 [1]
Class C	15,788
Institutional Class	53,215
Shareholder servicing fees
Class A	69,966
Class B	410 [1]
Class C	24,668
Distribution fees
Class B	1,232 [1]
Class C	74,005
Custody and accounting fees	7,296
Professional fees	23,512
Registration fees	35,210
Shareholder report expenses	6,296
Trustees’ fees and expenses	12,189
Other fees and expenses	1,767

Total expenses	788,742
Less: Fee waivers and/or expense reimbursements	(106,230)

Net expenses	682,512

Net investment income	3,134,537

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(91,040)
Affiliated securities	967

Net realized losses on investments	(90,073)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(11,394,726)
Affiiliated securities	73

Net change in unrealized gains (losses) on investments	(11,394,653)

Net realized and unrealized gains (losses) on investments	(11,484,726)

Net decrease in net assets resulting from operations	$(8,350,189)

[1]	For the period from July 1, 2016 to December 5, 2016. At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Pennsylvania Tax-Free Fund	13

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$3,134,537		$6,202,910
Net realized gains (losses) on investments		(90,073)		317,819
Net change in unrealized gains (losses) on investments		(11,394,653)		5,818,175

Net increase (decrease) in net assets resulting from operations		(8,350,189)		12,338,904

Distributions to shareholders from
Net investment income
Class A		(814,981)		(1,633,459)
Class B		(3,509)[1]		(14,671)
Class C		(213,405)		(370,055)
Institutional Class		(2,102,642)		(4,184,725)

Total distributions to shareholders		(3,134,537)		(6,202,910)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	311,489	3,724,900	907,836	10,807,655
Class B	0 [1]	0 [1]	504	5,931
Class C	132,158	1,579,715	578,544	6,894,873
Institutional Class	1,010,170	12,009,915	3,425,123	40,716,691

		17,314,530		58,425,150

Reinvestment of distributions
Class A	63,930	755,484	126,426	1,505,841
Class B	289 [1]	3,452 [1]	1,211	14,352
Class C	16,534	194,984	28,590	340,015
Institutional Class	41,274	487,144	79,004	940,589

		1,441,064		2,800,797

Payment for shares redeemed
Class A	(537,544)	(6,264,735)	(499,387)	(5,949,813)
Class B	(44,832)[1]	(531,995)[1]	(11,946)	(141,573)
Class C	(158,488)	(1,859,594)	(111,231)	(1,317,623)
Institutional Class	(2,424,731)	(28,034,876)	(1,641,421)	(19,520,308)

		(36,691,200)		(26,929,317)

Net increase (decrease) in net assets resulting from capital share transactions		(17,935,606)		34,296,630

Total increase (decrease) in net assets		(29,420,332)		40,432,624

Net assets
Beginning of period		208,227,385		167,794,761

End of period		$178,807,053		$208,227,385

Overdistributed net investment income		$(245,938)		$(245,938)

[1]	For the period from July 1, 2016 to December 5, 2016. At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.13	$11.75	$11.65	$11.36	$11.65	$10.93
Net investment income	0.18	0.38	0.42	0.43	0.42	0.44
Net realized and unrealized gains (losses) on investments	(0.65)	0.38	0.09	0.29	(0.29)	0.72

Total from investment operations	(0.47)	0.76	0.51	0.72	0.13	1.16
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.41)	(0.43)	(0.42)	(0.44)
Net asset value, end of period	$11.48	$12.13	$11.75	$11.65	$11.36	$11.65
Total return[1]	(3.95)%	6.62%	4.44%	6.45%	1.02%	10.81%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.90%	0.90%	0.91%[2]	0.88%[2]	0.88%[2]
Net expenses	0.74%	0.74%	0.74%	0.74%[2]	0.75%[2]	0.74%[2]
Net investment income	2.91%	3.23%	3.54%	3.75%[2]	3.55%[2]	3.90%[2]
Supplemental data
Portfolio turnover rate	10%	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$50,522	$55,352	$47,323	$44,500	$43,167	$45,178

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Pennsylvania Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.11	$11.73	$11.63	$11.34	$11.63	$10.91
Net investment income	0.13	0.29 [1]	0.33	0.34	0.33	0.36
Net realized and unrealized gains (losses) on investments	(0.65)	0.38	0.09	0.29	(0.29)	0.72

Total from investment operations	(0.52)	0.67	0.42	0.63	0.04	1.08
Distributions to shareholders from
Net investment income	(0.13)	(0.29)	(0.32)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$11.46	$12.11	$11.73	$11.63	$11.34	$11.63
Total return[2]	(4.33)%	5.83%	3.66%	5.67%	0.27%	9.99%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.65%	1.66%[3]	1.63%[3]	1.63%[3]
Net expenses	1.49%	1.49%	1.49%	1.49%[3]	1.50%[3]	1.49%[3]
Net investment income	2.16%	2.46%	2.78%	3.00%[3]	2.79%[3]	3.15%[3]
Supplemental data
Portfolio turnover rate	10%	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$18,335	$19,493	$13,062	$11,192	$9,798	$9,815

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.13	$11.75	$11.65	$11.36	$11.65	$10.93
Net investment income	0.19	0.41 [1]	0.44	0.45	0.45 [1]	0.47
Net realized and unrealized gains (losses) on investments	(0.65)	0.38	0.10	0.29	(0.29)	0.72

Total from investment operations	(0.46)	0.79	0.54	0.74	0.16	1.19
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.44)	(0.45)	(0.45)	(0.47)
Net asset value, end of period	$11.48	$12.13	$11.75	$11.65	$11.36	$11.65
Total return[2]	(3.83)%	6.88%	4.70%	6.72%	1.28%	11.08%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.57%	0.58%[3]	0.55%[3]	0.55%[3]
Net expenses	0.49%	0.49%	0.49%	0.49%[3]	0.50%[3]	0.49%[3]
Net investment income	3.16%	3.47%	3.78%	4.00%[3]	3.79%[3]	4.15%[3]
Supplemental data
Portfolio turnover rate	10%	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$109,950	$132,844	$106,769	$119,276	$148,684	$171,861

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

Effective December 6, 2016, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

18	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $5,875,768 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$176,913,878	$0	$176,913,878

Short-term investments
Investment companies	839,929	0	0	839,929
Total assets	$839,929	$176,913,878	$0	$177,753,807

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	19

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,249 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $4,188 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2016, Funds Distributor received $3,187 from the sale of Class A shares.

20	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $19,751,119 and $38,774,741, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

24	Wells Fargo Pennsylvania Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300484 02-17 SA255/SAR255 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Short-Term Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a noteworthy 54 consecutive weeks of inflows. On the supply side, August through

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	3

October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WSMAX)	7-18-2008	(2.25)	0.56	2.13	(0.26)	0.97	2.34	0.75	0.63
Class C (WSSCX)	1-31-2003	(2.00)	0.22	1.55	(1.00)	0.22	1.55	1.50	1.38
Administrator Class (WSTMX)	7-30-2010	–	–	–	(0.23)	0.96	2.31	0.69	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	(0.02)	1.20	2.53	0.42	0.40
Bloomberg Barclays 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	0.19	0.88	2.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2016[5]

Credit quality as of December 31, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays 1-3 Year Composite Municipal Bond Index (formerly known as Barclays 1-3 Year Composite Municipal Bond Index) is a blended index weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index (fomerly known as Barclays 1-Year Municipal Bond Index) and 50% in the Bloomberg Barclays 3-Year Municipal Bond Index (fomerly known as Barclays 3-Year Municipal Bond Index). You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$989.65	$3.15	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.20	0.63%
Class C
Actual	$1,000.00	$985.92	$6.89	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$7.00	1.38%
Administrator Class
Actual	$1,000.00	$989.82	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$990.83	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.76%

Alabama: 1.50%
Alabama 21st Century Authority Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,047,610
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ) ±	4.00	7-1-2046	10,000,000	10,658,300
Board of Education of Shelby County Alabama Public School Warrants Series 2016 (Tax Revenue)	4.00	2-1-2020	410,000	435,301
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.95	11-15-2038	22,765,000	22,742,918
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	26,520,000	27,607,055
Jefferson County AL Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	1,963,351
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	1.63	7-15-2034	12,500,000	12,504,000

				78,958,535

Alaska: 0.03%
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,521,394

Arizona: 1.76%
Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,370,020
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	445,184
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	474,011
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	3.00	7-1-2017	3,500,000	3,534,475
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2017	32,500,000	33,145,450
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,431,047
Maricopa County AZ PCR Series A (Utilities Revenue) ±	2.40	6-1-2043	9,800,000	9,588,614
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,670,700
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,282,146
Navajo Nation AZ Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	11,595,000	11,396,262
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	12,108,000	12,252,327
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,044,460
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2017	1,365,000	1,368,235
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,249,034
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,502,425

				92,754,390

California: 6.14%
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	13,660,000	13,664,918
California (GO Revenue) ±	4.00	12-1-2027	55,200,000	55,901,040
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	1.27	6-1-2047	31,160,000	31,160,000
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,000,000	9,023,670

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.28%	12-1-2037	$12,000,000	$12,089,160
California Infrastructure & Economic Development Bank Series A (Education Revenue) ±	1.72	8-1-2037	25,460,000	25,623,453
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,002,700
California PFA Village E Apartments Project Series A (Housing Revenue) ±	1.15	10-1-2019	7,400,000	7,385,348
California Refunding Bond Series B (GO Revenue) ±	1.47	5-1-2017	7,000,000	7,000,070
California Refunding Bond Series B (GO Revenue) ±	1.62	5-1-2018	6,000,000	6,038,640
California Series D (GO Revenue) ±	1.14	12-1-2028	27,000,000	27,008,640
California Series E (GO Revenue) ±	1.27	12-1-2029	18,000,000	18,016,200
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.99	7-1-2041	14,850,000	14,850,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.84	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.99	7-1-2040	4,100,000	4,100,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,810,625
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,102,909
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,572,284
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	4,045,000	3,240,935
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	3,051,887
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	6,140,877
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	24,435,000	24,864,567
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,059,020
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,088,970
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,099,665
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.90	11-1-2036	9,225,000	9,225,000
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	467,856
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	20,000,000	19,926,000

				323,939,434

Colorado: 0.68%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	2,000,000	1,927,300
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	2.48	9-1-2039	15,325,000	15,319,943
Colorado HCFR Catholic Health Initiatives Series C2 (Health Revenue) ±	1.67	10-1-2039	8,500,000	8,419,590
Colorado HCFR Catholic Health Initiatives Series C4 (Health Revenue) ±	1.67	10-1-2039	3,495,000	3,461,238
Colorado Housing & Finance Authority Traditions Englewood Project (Housing Revenue)	0.90	12-1-2017	7,000,000	6,990,200

				36,118,271

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 3.71%
Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	1.08%	1-1-2018	$9,810,000	$9,794,010
Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20	7-1-2049	33,190,000	32,916,514
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	33,868,080
Connecticut HEFAR Hartford Healthcare Series G (Health Revenue) ±	1.37	7-1-2049	10,000,000	9,945,500
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	12,790,000	12,758,792
Connecticut HEFAR Yale University Issue Series A-1 (Education Revenue) ±	1.00	7-1-2042	600,000	589,608
Connecticut Securities Industry and Financial Market Association Index Refunding Bond (Miscellaneous Revenue) ±	1.83	5-15-2019	3,500,000	3,518,060
Connecticut Series A (Miscellaneous Revenue) ±	1.27	3-1-2019	3,200,000	3,188,960
Connecticut Series A (Miscellaneous Revenue) ±	1.38	3-1-2020	8,285,000	8,253,931
Connecticut Series A (Miscellaneous Revenue) ±	1.40	4-15-2017	4,700,000	4,700,423
Connecticut Series A (Miscellaneous Revenue) ±	1.48	5-15-2018	17,740,000	17,774,416
Connecticut Series A (Miscellaneous Revenue) ±	1.50	5-15-2017	17,000,000	17,018,190
Connecticut Series A (Miscellaneous Revenue) ±	1.82	4-15-2019	5,600,000	5,627,216
Connecticut Series A (Miscellaneous Revenue) ±	2.07	3-1-2019	21,500,000	21,514,620
Connecticut Series D (GO Revenue) ±	1.24	9-15-2017	2,100,000	2,100,147
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2017	1,500,000	1,533,495
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,051,300
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	681,597
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	749,420
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,065,420
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2017	3,856,000	3,890,203
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,477,492

				196,017,394

Delaware: 0.02%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,241,807

District of Columbia: 0.25%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	1.31	12-1-2017	13,000,000	12,957,490

Florida: 2.34%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,189,020
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	5,889,541
Escambia County FL Gulf Power Company Project (Resource Recovery Revenue) ±	1.40	4-1-2039	9,500,000	9,506,555
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	722,756
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	852,793
Jacksonville FL Sales Tax Refunding Bond Better Jacksonville Plan (Tax Revenue)	5.00	10-1-2017	2,000,000	2,057,660
Manatee County FL School Board Certificate Participation Series A (Miscellaneous Revenue)	5.00	7-1-2020	1,225,000	1,309,256
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,785,018
Miami FL Refunding Bond Homeland Defense (GO Revenue, National Insured)	5.00	1-1-2017	5,000,000	5,000,500
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A±	1.19	10-13-2023	6,325,000	6,325,000
Miami-Dade County FL Miami International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2021	16,000,000	16,495,520
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.27	9-25-2024	23,520,000	23,520,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.95%	5-1-2037	$10,000,000	$10,000,000
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	1.27	5-1-2031	15,875,000	15,875,000
Palm Beach County FL HCFR ACTS Retirement Life Series 2016 (Health Revenue)	5.00	11-15-2021	3,515,000	3,868,363
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,275,804
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	170,000	171,173
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	6,335,000	6,414,568
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,218,035
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,875,510
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2020	3,125,000	3,415,313
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2021	3,440,000	3,808,871

				123,576,256

Georgia: 2.61%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	2.01	11-1-2038	21,500,000	21,695,220
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,386,400
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	17,970,630
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	11,000,000	10,938,180
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.51	8-15-2035	23,000,000	22,911,450
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,336,837
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,062,689
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	4,973,799
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,835,196
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	16,000,000	15,850,720
Peach County GA Development Authority USG Real Estate Foundation LLC Project (Housing Revenue)	1.20	10-1-2018	3,250,000	3,224,520
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	5,550,000	5,511,428

				137,697,069

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Guam: 0.09%
Guam International Airport Authority Series A (Airport Revenue)	5.00%	10-1-2019	$450,000	$485,780
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	713,111
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,715,928

				4,914,819

Illinois: 9.11%
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,443,344
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	9,245,000	9,758,282
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	932,939
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2020	765,000	774,555
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.48	3-1-2035	24,000,000	23,596,320
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.56	3-1-2036	48,000,000	45,300,960
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	4,911,028
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,128,304
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	7,971,292
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,002,810
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2017	1,820,000	1,820,127
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2018	330,000	337,062
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,060,430
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	890,000	963,648
Chicago IL O’Hare International Airport Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,630,289
Chicago IL Park District Harbor Facility Series C (GO Revenue)	5.00	1-1-2022	3,155,000	3,424,816
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	529,100
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,761,901
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,890,000	1,963,086
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,060,000	1,121,692
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,000,000	1,076,700
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,093,860
Chicago IL Park District Series A (GO Revenue)	4.50	1-1-2023	250,000	263,488
Chicago IL Prerefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	720,000	720,065
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,586,091
Chicago IL Project & Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	1,985,000	1,988,930
Chicago IL Project & Refunding Bond Series C (GO Revenue, National Insured)	4.00	1-1-2017	345,000	345,014
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,280,000	10,300,252
Chicago IL Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	3,710,000	3,796,146
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,818,445
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,027,759
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,741,518
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	1,335,000	1,337,577
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,231,110
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,108,448
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	4,495,000	4,558,065
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,925,000	2,009,142

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Second Lien (Water & Sewer Revenue)	5.00%	1-1-2017	$1,200,000	$1,200,108
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2020	730,000	795,021
Chicago IL Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,559,528
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	550,000	549,335
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,850,000	5,842,629
Chicago IL Series A (GO Revenue, National Insured)	5.53	1-1-2020	1,290,000	1,294,064
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	638,451
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	4,805,000	4,856,414
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2019	8,090,000	8,152,131
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2020	2,860,000	2,881,965
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	3,000,000	2,992,680
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	12,780,000	12,691,435
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	4,716,275
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,680,000	1,754,794
Chicago IL Unrefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	455,000	455,005
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,062,727
Cook County IL Refunding Bond Series 2016 A (GO Revenue)	5.00	11-15-2020	5,430,000	5,923,044
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,375,866
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,275,000	2,446,694
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,172,667
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,535,000	23,046,972
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,007,320
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,393,429
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,766,048
Illinois (GO Revenue)	5.00	1-1-2017	3,200,000	3,200,352
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,844,919
Illinois (GO Revenue)	5.00	2-1-2019	1,500,000	1,552,260
Illinois (GO Revenue)	5.00	2-1-2020	2,520,000	2,615,987
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,084,500
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,730,000	5,740,772
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,421,330
Illinois Finance Authority Prerefunded Bond OSF Healthcare System Series A (Health Revenue)	6.00	5-15-2039	10,915,000	12,440,371
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,294,510
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	721,455
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,000,000	1,037,200
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,105,000	1,133,111
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,715,360
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	1,952,263
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2017	1,725,000	1,725,190
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	7,970,962
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,576,804
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	13,000,648
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,021,677
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,206,850

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00%	8-1-2020	$5,000,000	$5,338,300
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,795,781
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,574,990
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2022	4,375,000	4,551,531
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2023	6,040,000	6,258,286
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,468,996
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,379,065
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,731,969
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,179,600
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,598,200
Illinois Series A (GO Revenue)	5.00	4-1-2022	3,575,000	3,719,502
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	2,225,000	2,232,320
Kane County IL School District #131 Aurora E Side Series C (GO Revenue, AGC Insured)	5.00	6-1-2019	2,110,000	2,245,821
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	869,176
Kendall Kane & Will County IL Community Unit School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2020	1,000,000	926,700
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,645,800
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	2,000,000	1,803,520
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	11,108,325
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,245,000	6,122,223
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2020	1,475,000	1,572,321
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2021	920,000	764,732
Regional Transportation Authority Refunding Bond Series B (Tax Revenue) ±	0.85	6-1-2025	13,395,000	13,395,000
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,084,360
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	5,941,477
University of Illinois IL Auxilary Facilities CAB (Education Revenue) ¤	0.00	4-1-2019	7,110,000	6,730,539
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,138,314
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2018	800,000	808,848
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,496,635

				480,748,049

Indiana: 3.35%
Evansville City IN MFHR Consolidated RAD Project Series A (Housing Revenue) ±	0.90	6-1-2018	4,600,000	4,586,292
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	79,215,000	79,314,811
Indiana Finance Authority Refunding Bond Southern Indiana Gas & Electric Company Series E (Utilities Revenue) ±	1.95	5-1-2037	3,200,000	3,218,080
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue) ±	1.75	11-15-2031	11,385,000	11,046,524
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	10,355,000	10,592,233
Indiana HFFA Ascension Health Series A7 (Health Revenue) ±	2.00	10-1-2026	9,080,000	9,086,356
Indiana HFFA Ascension Health Subordinated Credit Group Series 2015 A4 (Health Revenue) ±	1.50	10-1-2027	2,495,000	2,448,443

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40%	8-1-2017	$1,000,000	$1,024,760
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	4,285,000	4,270,260
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue) ±	2.38	9-1-2055	6,550,000	6,541,747
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.48	12-1-2044	45,000,000	44,536,950

				176,666,456

Iowa: 0.34%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.95	4-1-2022	12,800,000	12,800,000
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	4,800,000	4,967,184

				17,767,184

Kansas: 0.21%
Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,121,568

Kentucky: 1.78%
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,571,340
Kentucky EDA Next Generation Kentucky Information Highway Project Series 2015 A (Miscellaneous Revenue)	5.00	7-1-2020	1,000,000	1,079,750
Kentucky EDFA Baptist Healthcare System Series A (Health Revenue)	5.38	8-15-2024	1,500,000	1,582,005
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,003,250
Kentucky EDFA Series B1 (Health Revenue) ±	1.32	2-1-2046	10,720,000	10,585,035
Kentucky EDFA Series B2 (Health Revenue) ±	1.32	2-1-2046	11,220,000	11,078,740
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	1,065,000	1,098,590
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,249,080
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.96	9-1-2042	25,000,000	25,002,250
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	29,000,000	29,465,450
Louisville & Jefferson County KY Catholic Health Initiatives Series A (Health Revenue)	5.00	12-1-2021	8,060,000	8,964,654
Pendleton County KY Scholl District Finance Corporation (Miscellaneous Revenue)	2.00	2-1-2021	1,200,000	1,179,324

				93,859,468

Louisiana: 2.35%
Desoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	14,907,900
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.93	2-1-2046	37,585,000	37,406,847
Louisiana Housing Corporation Versailes Project (Housing Revenue) ±	0.90	3-1-2019	20,610,000	20,516,431
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	1.14	2-1-2049	35,500,000	35,374,330
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,260,758

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00%	12-1-2021	$4,015,000	$3,158,319
New Orleans LA Master Lease Agreement (GO Revenue) (i)	5.25	1-1-2018	4,650,078	4,694,300
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,149,954
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,335,990

				123,804,829

Maryland: 2.65%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.97	7-1-2034	16,050,000	16,036,037
Maryland CDA Multifamily Govans Manor Series M (Housing Revenue)	1.80	12-1-2018	19,500,000	19,466,265
Maryland CDA The Brentwood Series O (Housing Revenue)	1.40	12-1-2017	7,735,000	7,720,690
Maryland Community Development Administration Department Housing & Community Multifamily Bernard E Mason Apartments Series F (Housing Revenue)	1.17	11-1-2017	18,020,000	17,981,617
Maryland Community Development Administration Department Housing & Community Multifamily Development Pleasant View Gardens Senior Apartments Series H (Housing Revenue)	1.35	9-1-2018	8,200,000	8,146,618
Maryland Community Development Administration Department Housing & Community Multifamily Riverwatch Apartments Series J (Housing Revenue)	1.00	4-1-2017	11,750,000	11,740,130
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	1.01	5-15-2046	8,000,000	7,966,320
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.99	5-15-2029	9,815,000	9,770,931
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	1.24	5-15-2038	22,100,000	22,155,471
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.24	5-15-2038	18,890,000	18,937,414

				139,921,493

Massachusetts: 1.98%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	11,500,000	11,130,275
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	504,550
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,009,310
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,787,030
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,559,375
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,546,575
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	3,000,000	3,158,880
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,210,270
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	2,955,000	3,233,391
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,127,080
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.60	7-1-2038	40,000,000	39,999,600
Massachusetts HFA Construction Loan Notes Series B (Housing Revenue)	2.00	6-1-2019	9,000,000	9,001,170
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	1.15	1-1-2018	9,500,000	9,506,650
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	0.97	7-1-2033	10,000,000	10,000,000

				104,774,156

Michigan: 4.28%
Allendale MI Public School District Series A (GO Revenue, Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	916,328
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	966,784

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Birmingham MI City School District (GO Revenue)	5.00%	11-1-2019	$5,970,000	$6,545,508
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	250,000	253,220
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,377,791
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	550,490
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,279,673
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	740,000	747,060
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,588,050
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,681,290
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,061,124
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	2,982,300
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	260,000	261,433
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	975,000	984,302
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,227,185
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,095,500
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,480,779
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,012,880
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,130,777
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,167,775
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,209,450
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,327,567
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,950,626
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	542,862
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	395,452
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	561,260
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	785,813
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,728,473
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,503,862
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	985,391
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,554,690
Lake Orion MI Community School District Advance Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,530,362

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Lake Orion MI Community School District Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2020	$1,550,000	$1,706,519
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,684,100
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,203,237
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,446,313
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,543,525
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,092,940
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	10,988,600
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,515,480
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,610,460
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	1,972,836
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,354,700
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,515,480
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,557,294
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	810,104
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	762,510
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,176,102
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	16,269,450
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	22,070,000	22,180,571
Michigan Hospital Finance Authority Ascension Health Subordinated Credit Group Series 2005 A-4 (Health Revenue) ±	1.63	11-1-2027	3,260,000	3,230,204
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	7,000,000	7,005,110
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	29,250,000	29,615,625
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	900,000	911,691
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	969,813
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,131,194
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	1,960,626
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,523,026
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,077,570
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	550,830
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,463,612

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2020	$1,445,000	$1,590,916
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	20,886,960
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,112,990

				225,806,445

Minnesota: 0.29%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,215,134
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	10,410,000	10,474,854
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.95	11-15-2017	3,000,000	2,985,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	695,232

				15,370,220

Mississippi: 0.42%
Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue) ±	0.95	5-1-2037	5,000,000	4,997,200
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	1.63	12-1-2040	10,075,000	10,090,012
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	1.10	9-1-2017	7,050,000	7,056,063

				22,143,275

Missouri: 0.55%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	3,000,000	2,999,280
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,198,530
Kansas City MO Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,074,100
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,646,952
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,360,746
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.90	11-15-2048	10,000,000	10,000,000

				29,279,608

Nebraska: 0.02%
Public Power Generation Agency Whelan Energy Center Unit (Utilities Revenue)	5.00	1-1-2020	1,000,000	1,085,180

Nevada: 0.67%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,074,910
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,095,670
Clark County NV PCR (Industrial Development Revenue) ±	1.88	6-1-2031	880,000	876,128
Clark County NV School District Series A (GO Revenue, National Insured)	5.00	6-15-2021	2,000,000	2,094,220
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	20,339,720
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,453,424
Washoe County NV Sierra Pacific Power Series B (Utilities Revenue) ±	3.00	3-1-2036	500,000	513,215
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016E (Water & Sewer Revenue) ±	0.79	3-1-2036	8,000,000	8,000,000

				35,447,287

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire: 0.12%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00%	7-1-2018	$2,405,000	$2,476,573
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,747,251
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	1,170,000	1,208,879

				6,432,703

New Jersey: 5.19%
Andover NJ Regional School District Refunding School Bond Series 2014 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	531,351
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2017	1,000,000	1,005,380
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2019	1,425,000	1,431,256
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2017	1,000,000	1,016,280
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,183,714
Jersey City NJ Refunding Bond (GO Revenue, AGM Insured)	4.00	9-1-2017	1,620,000	1,648,998
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,555,845
New Jersey EDA (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,584,600
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,721,532
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,630,000	18,882,995
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,051,050
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,142,378
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	1.62	2-1-2017	20,725,000	20,725,000
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.52	2-1-2018	28,000,000	28,178,920
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,690,000	4,895,188
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.46	2-1-2017	10,000,000	10,000,000
New Jersey EDA School Facilities Construction Notes Series NN (Miscellaneous Revenue)	5.00	3-1-2022	330,000	347,470
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2022	6,000,000	6,323,280
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2023	4,000,000	4,226,920
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,055,950
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,756,583
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00	6-15-2022	7,500,000	7,904,100
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	610,000	645,020
New Jersey EDA Unrefunded Bond School Facilities School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	865,000	899,185
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,675,000	2,708,946
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	531,662
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	572,170
New Jersey HCFA Trinitas Hospital Obligation Bonds Series B (Health Revenue)	5.25	7-1-2023	4,475,000	4,560,786
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,239,039

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63%	12-1-2030	$880,000	$890,657
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,510,569
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.15	11-1-2018	11,095,000	11,012,120
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.25	5-1-2019	6,000,000	5,937,060
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,521,894
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,837,853
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,605,000	1,668,430
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	7,471,907
New Jersey Transportation Trust Fund Authority Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,154,650
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,043,170
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	35,714,517
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2020	7,000,000	7,481,180
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2021	5,000,000	5,352,750
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,165,696
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,150,000	4,441,289
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.98	1-1-2024	4,700,000	4,689,754
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,364,606
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,053,232
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	725,928
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	608,220
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	315,075
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,744,696
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2019	1,815,000	1,876,184
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2020	1,685,000	1,748,188
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,832,115
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	3.00	8-1-2017	600,000	605,910
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	441,129
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	553,681

				274,088,058

New Mexico: 0.81%
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,129,378
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue) ±	1.88	4-1-2029	4,750,000	4,690,673
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.32	12-1-2028	230,000	229,294
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	225,000	235,989
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	32,500,000	32,301,100

				42,586,434

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

New York: 12.10%
Broome County NY BAN (GO Revenue)	2.00%	5-5-2017	$20,000,000	$20,060,600
Candor Central School District Tioga and Tompkins Counties NY BAN (GO Revenue)	2.00	6-29-2017	12,000,000	12,047,400
Corning NY City School District BAN (GO Revenue)	2.00	6-22-2017	11,875,000	11,911,456
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.08	5-1-2033	12,000,000	11,997,000
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.31	5-1-2033	33,750,000	33,881,963
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue) ±	4.00	11-15-2034	14,665,000	15,481,694
Metropolitan Transportation Authority New York Sub Series A2 (Transportation Revenue) ±	1.31	11-15-2039	2,000,000	1,998,260
Metropolitan Transportation Authority New York Sub Series A3 (Transportation Revenue) ±	1.22	11-15-2042	39,500,000	39,344,370
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	1.62	11-1-2018	32,600,000	32,730,400
Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00	11-15-2030	13,620,000	14,776,747
Metropolitan Transportation Authority New York Sub Series C2 (Transportation Revenue) ±	4.00	11-15-2033	8,000,000	8,603,200
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	1.03	11-1-2032	15,750,000	15,753,308
Metropolitan Transportation Authority New York Sub Series G1 (Transportation Revenue) ±	0.89	11-1-2026	31,950,000	31,718,043
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	1.25	11-1-2030	11,600,000	11,631,668
Middletown NY City School District BAN (GO Revenue)	2.00	6-22-2017	14,000,000	14,054,880
Monroe County NY IDAG Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.89	7-1-2027	2,775,000	2,775,000
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,308,199
Nassau County NY Series A (GO Revenue)	5.00	1-1-2020	4,000,000	4,372,520
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	1,928,256
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	49,008
New York City NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B (Housing Revenue) ±	2.00	5-1-2021	12,000,000	11,983,800
New York City NY Transitional Future Tax Series A-3B (Tax Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.75	11-1-2029	8,700,000	8,700,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.32	5-1-2018	6,655,000	6,658,660
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.68	7-1-2034	4,385,000	4,385,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,293,043
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	792,878
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,088,740
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.99	4-1-2017	4,225,000	4,225,000
New York NY Adjusted Fiscal 2008 Sub Series A4 (GO Revenue, AGM Insured) ±(m)	0.84	8-1-2026	4,000,000	4,000,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.84	10-1-2027	14,075,000	14,075,000
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	1.28	12-1-2020	15,000,000	14,400,000
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	6,020,018

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	0.90%	10-1-2042	$5,700,000	$5,700,000
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,030,120
New York NY Refunding Bond Fiscal 2015 Series A (GO Revenue)	5.00	8-1-2021	7,515,000	8,514,495
New York NY Series J-4 (GO Revenue) ±	1.27	8-1-2025	2,000,000	2,000,720
New York NY Sub Series J-11 (GO Revenue) ±	1.30	8-1-2027	40,960,000	40,944,026
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.93	11-1-2022	8,780,000	8,780,000
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	2,001,860
New York Tender Option Bond Trust Receipts/Certificates Series 2016 (Health Revenue, Barclays Bank plc LIQ) 144Aø	0.82	7-1-2024	9,940,000	9,940,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	6,608,355
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2020	11,000,000	11,441,980
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2019	15,000,000	15,587,400
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	42,760,000	42,742,896
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	25,175,000	27,842,291
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	15,000,000	15,008,250
Oyster Bay NY BAN Series D (GO Revenue)	3.88	6-28-2017	3,485,000	3,496,291
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,167,691
Oyster Bay NY TAN Series B (GO Revenue)	5.25	4-7-2017	3,500,000	3,522,435
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2020	1,390,000	1,424,208
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,515,417
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,871,321
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	645,523
Sachem NY Center School District Suffolk County TAN 2016-2017 (GO Revenue)	1.50	6-29-2017	16,000,000	16,011,360
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,426,443
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,777,095
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	2,970,998
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,163,504
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,671,557
Suffolk County NY Refunding Bond (GO Revenue, AGM Insured)	5.00	2-1-2017	1,500,000	1,505,160
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,820,933
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,487,490
Suffolk County NY TAN (GO Revenue)	2.00	7-26-2017	19,000,000	19,071,820
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	0.97	1-1-2017	4,100,000	4,100,000

				638,837,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

North Carolina: 0.48%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00%	1-1-2019	$490,000	$513,236
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,001,200
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	13,145,000	13,395,544
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,360,790

				25,270,770

North Dakota: 0.11%
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	5,000,000	5,005,100
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,003,020

				6,008,120

Ohio: 3.06%
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	10,000,300
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue) ±	1.00	9-1-2019	7,000,000	6,928,950
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,835,000	5,728,511
Cuyahoga OH Metropolitan Housing Authority Heritage View Homes Project (Housing Revenue)	1.00	6-1-2017	5,550,000	5,545,394
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	17,044,112
Lake County OH Lake Hospital System Incorporated (Health Revenue)	5.00	8-15-2020	905,000	995,391
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.13	5-1-2038	73,500,000	72,856,140
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	696,700
Lucas Metropolitan Housing Authority OH Certificate of Participation (Housing Revenue)	2.25	11-1-2020	1,015,000	1,012,696
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,580,276
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,027,980
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	4,183,900
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue) ±	3.13	7-1-2033	1,500,000	628,245
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	9,000,000	3,766,230
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,000,000	836,040
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2020	1,000,000	1,096,200
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2021	1,205,000	1,336,200
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	31,000,000	12,966,990
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	17,950,000	7,503,639
Springfield OH (GO Revenue, AGC Insured)	4.00	12-1-2020	1,005,000	1,052,346
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,103,320
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,386,574

				161,276,134

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.61%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project (Miscellaneous Revenue)	5.00%	12-1-2021	$945,000	$1,053,921
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,820,914
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,159,520
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	521,660
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,810,687
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,082,180
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,191,234
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	1.10	6-1-2019	10,300,000	9,926,625
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,277,746
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,235,026
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,089,420
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	1,250,000	1,260,588
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	553,527
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	757,147
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	886,178
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	1,380,000	1,384,223

				32,010,596

Other: 1.14%
Branch Banking & Trust Municipal Investment Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144A±	1.43	11-15-2017	7,058,799	7,050,540
Branch Banking & Trust Municipal Investment Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144A±	1.78	12-31-2019	20,000,000	19,997,200
Branch Banking & Trust Municipal Investment Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	1.47	12-1-2017	1,995,000	1,995,000
Branch Banking & Trust Municipal Investment Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) 144A±	1.53	11-15-2019	6,000,000	5,959,440
FHLMC Multifamily Certificates Series M012 Class A1B (Miscellaneous Revenue)	2.70	8-15-2051	15,000,000	15,137,700
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	7,429,667	7,626,776
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,417,348	2,468,693

				60,235,349

Pennsylvania: 7.77%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,500,275
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.31	2-1-2021	3,190,000	3,188,692
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,384,877

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50%	12-1-2035	$4,300,000	$1,797,486
Beaver County PA IDA Pollution Control First Nuclear General Project Series A (Utilities Revenue) ±	2.70	4-1-2035	1,400,000	586,684
Delaware County PA Authority Neumann University (Miscellaneous Revenue)	4.00	10-1-2021	3,215,000	3,349,033
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,425,000	1,429,617
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	2,020,000	2,134,292
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,900,000	9,101,051
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,124,528
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	735,000	767,752
Hempfield PA School District (GO Revenue) ±	0.77	8-1-2017	3,770,000	3,759,595
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,479,562
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,551,263
Manheim Township PA School District Series A (GO Revenue) ±	0.76	5-1-2025	4,700,000	4,653,752
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2017	1,400,000	1,402,170
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,033,910
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,411,284
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue) ±	2.50	10-1-2030	40,795,000	40,322,186
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	30,000,000	29,652,300
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	2,125,000	2,108,319
Nazareth PA Area School District (GO Revenue) ±	0.88	2-1-2031	15,040,000	14,968,410
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	896,726
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,401,353
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	2.00	11-1-2019	1,100,000	1,093,653
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	11-1-2019	1,005,000	1,054,145
Pennsylvania EDFA PA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2020	1,850,000	1,997,908
Pennsylvania EDFA PA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2021	1,095,000	1,188,568
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	6,879,389
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.15	6-1-2044	21,300,000	21,300,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	1.02	7-1-2017	860,000	858,074
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	2,200,000	2,279,112
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,220,000	1,290,772
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.92	12-1-2023	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00%	4-1-2017	$2,685,000	$2,708,521
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2021	38,295,000	42,602,805
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	52,845,000	59,644,566
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.32	12-1-2017	14,765,000	14,760,866
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.87	12-1-2019	18,150,000	18,271,605
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.00	12-1-2020	11,300,000	11,409,836
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,700,025
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,678,475
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,342,822
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,515,990
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,137,780
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,030,409
Philadelphia PA School District Series A (GO Revenue)	4.00	9-1-2017	500,000	507,095
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2017	2,150,000	2,194,742
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	1,125,000	1,217,340
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,555,407
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2020	1,500,000	1,614,945
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	1,750,000	1,902,390
Philadelphia PA School District Series E (GO Revenue, State Aid Withholding Insured)	5.00	9-1-2020	2,075,000	2,226,517
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	7,000,000	7,466,130
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2020	2,750,000	2,960,733
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2021	3,500,000	3,804,780
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2017	1,000,000	1,020,400
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,053,330
Philadelphia PA Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	4,550,000	4,647,507
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	924,160
Scranton PA RAN (Tax Revenue) %%	2.50	12-15-2017	3,250,000	3,248,798
Scranton PA RDA Guaranteed Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	2,925,000	2,998,769
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	1,140,000	1,140,023
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,066,550
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	404,136
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	417,294
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	636,841
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	803,265
York County PA Refunding Bond (GO Revenue) ±	0.72	6-1-2033	14,690,000	14,681,480

				410,243,070

Puerto Rico: 0.59%
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	11,825,000	12,036,431
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	550,908
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,500,000	7,634,475

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, AGC Insured)	5.25%	7-1-2017	$10,200,000	$10,361,874
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	5,405,000	432,400

				31,016,088

Rhode Island: 0.30%
Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	281,213
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,515,225
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,069,250
Rhode Island Student Loan Authority AMT Series A (Education Revenue)	5.00	12-1-2019	450,000	481,887
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	12,525,000	12,511,724

				15,859,299

South Carolina: 0.16%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	175,964
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	178,585
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2018	325,000	326,199
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	275,000	278,768
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2018	390,000	398,401
South Carolina Housing Finance & Development Authority Housing Waters Berryhill (Housing Revenue) ±	1.60	12-1-2019	7,250,000	7,254,930

				8,612,847

Tennessee: 0.92%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,370,246
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	837,121
Knox County TN HEFA Prerefunded Bond University Health System Incorporated (Health Revenue)	5.00	4-1-2019	525,000	530,455
Knox County TN HEFA Unrefunded Bond University Health System Incorporated (Health Revenue)	5.00	4-1-2019	1,185,000	1,194,207
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,638,570
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,054,150
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,634,882
Metropolitan Government Nashville & Davidson County TN Prerefunded Bond (Education Revenue) ±	1.33	10-1-2038	4,875,000	4,875,585
Metropolitan Government Nashville & Davidson County TN Unrefunded Bond (Education Revenue) ±	1.33	10-1-2038	5,125,000	5,125,871
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,566,752
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,484,074
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,727,918
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,209,438
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,409,753

				48,659,022

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 13.80%
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue) ±	1.15%	11-1-2019	$14,040,000	$13,981,594
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	500,070
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,500,165
Central Texas Regional Mobility Authority Subordinated Lien (Transportation Revenue)	5.00	1-1-2018	250,000	258,778
Central Texas Regional Mobility Authority Subordinated Lien (Transportation Revenue)	5.00	1-1-2019	750,000	795,938
Clear Creek TX Independent School District Series B (GO Revenue) ±	1.35	2-15-2038	12,000,000	11,991,480
Clear Creek TX Independent School District Series B (GO Revenue) ±	3.00	2-15-2032	4,270,000	4,396,050
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.84	7-1-2031	2,800,000	2,800,000
Corpus Christi TX Utility System Junior Lien Series B (Water & Sewer Revenue) ±	2.00	7-15-2045	12,585,000	12,591,670
Cypress Fairbanks TX School District (GO Revenue)	4.25	2-15-2021	2,775,000	2,786,905
Cypress Fairbanks TX School District Series B-1 (GO Revenue) ±	3.00	2-15-2036	10,130,000	10,474,015
Dallas TX Series A (GO Revenue)	5.00	2-15-2019	5,000,000	5,336,350
Denton TX Independent School District (GO Revenue) ±	2.00	8-1-2043	7,000,000	7,022,820
Denton TX Independent School District (GO Revenue) ±	2.13	8-1-2042	10,895,000	10,993,382
Denton TX Independent School District Series B (GO Revenue) ±	2.00	8-1-2044	39,075,000	39,407,528
Eagle Mountain & Saginaw TX Independent School District (GO Revenue) ±	2.00	8-1-2050	12,150,000	12,259,593
Fort Bend Independent School District School Building Series B (GO Revenue) ±	2.00	8-1-2040	11,770,000	11,830,498
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	4,620,000	4,645,040
Goose Creek TX Consolidated Independent School District (GO Revenue) ±	1.35	2-15-2040	15,160,000	15,144,385
Harlandale TX Independent School District (GO Revenue) ±	2.00	8-15-2045	22,165,000	22,359,165
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.84	7-1-2031	13,950,000	13,950,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.84	7-1-2031	12,000,000	12,000,000
Houston TX (GO Revenue)	5.00	3-1-2019	7,000,000	7,530,880
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,075,000	5,093,727
Houston TX Independent School District School House Series A2R (GO Revenue) ±	4.00	6-1-2039	43,100,000	43,616,769
Hutto TX Independent School District Series 2015 (GO Revenue) ±	3.00	2-1-2055	23,425,000	24,284,932
Laredo TX Public Property Finance Contractual Obligation Bond (GO Revenue)	3.88	2-15-2018	1,420,000	1,453,966
Mansfield TX Independent School District (GO Revenue) ±	1.75	8-1-2042	8,455,000	8,485,692
North East TX Independent School District (GO Revenue) ±	2.00	8-1-2044	8,855,000	8,930,356
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	28,915,000	29,185,066
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	871,148
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.85	4-1-2037	7,000,000	6,813,100
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	1.53	1-1-2050	17,250,000	17,270,010
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,144,248
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,060,768
Northside TX Independent School District Building Project (GO Revenue) ±	1.65	8-1-2045	6,250,000	6,273,250
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	21,195,000	21,375,369
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	6-1-2046	5,200,000	5,194,124
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	2,870,000	2,895,629
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue) ±	1.43	12-1-2020	7,500,000	7,495,425
Pasadena TX Independent School District Building Project Series B (GO Revenue) ±	3.00	2-15-2044	45,060,000	46,238,770
Pflugerville TX Independent School District Prerefunded Bond School Building Series A (GO Revenue) ±	2.00	8-15-2039	4,830,000	4,896,316

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Pflugerville TX Independent School District Unrefunded Balance Bond School (GO Revenue) ±	2.00%	8-15-2039	$22,870,000	$23,061,651
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.85	4-1-2040	9,775,000	9,775,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.85	4-1-2040	30,000,000	30,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.85	11-1-2040	10,000,000	10,000,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	537,137
San Antonio TX Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,492,110
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.10	2-1-2033	26,700,000	26,643,663
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	11,000,000	11,020,900
San Antonio TX Junior Lien Series C (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,373,560
San Antonio TX Junior Lien Series D (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,456,840
San Antonio TX Series A (Utilities Revenue) ±	2.25	2-1-2033	24,350,000	24,529,460
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	706,928
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,012,681
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	11-15-2020	1,045,000	1,128,245
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	14,040,880
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.27	9-15-2017	1,415,000	1,416,854
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.19	9-15-2017	13,785,000	13,737,442
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,644,274
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,769,550
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,556,220
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,801,922
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	3,245,000	3,253,372
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,117,160
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,595,305
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,569,014
Tomball TX Independent School District Series B2 (GO Revenue) ±	3.00	2-15-2039	10,000,000	10,254,100
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	405,207
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	656,275
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,055,157
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	528,595

				728,274,473

Utah: 0.01%
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	325,000	327,142

Vermont: 0.26%
Vermont Student Assistance Corporation Series BCL-A1 (Education Revenue) ±	2.44	6-1-2022	13,707,621	13,861,283

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 0.09%
Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75%	10-1-2019	$1,210,000	$1,197,622
Virgin Islands PFA Series A (Tobacco Revenue)	5.00	10-1-2018	800,000	787,976
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series B (Tobacco Revenue)	5.00	10-1-2018	2,985,000	2,940,135

				4,925,733

Virginia: 1.69%
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,154,253
Fairfax County VA Redevelopment & Housing Authority Residences At Government Center II Project (Housing Revenue, FHA Insured) ±	1.00	4-1-2018	13,000,000	13,000,000
Gloucester County VA EDA Solid Waste Disposal Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,500,465
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2019	1,250,000	1,350,800
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2020	1,000,000	1,103,820
Halifax County VA IDA (Utilities Revenue) ±	2.15	12-1-2041	57,500,000	57,478,150
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2019	320,000	326,253
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2020	450,000	458,564
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2021	440,000	463,786
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2022	525,000	554,720
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,676,529
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	441,760
Marquis VA CDA CCAB (Tax Revenue) 144A±	0.00	9-1-2045	680,000	437,335
Petersburg VA RAN (GO Revenue) 144A	4.00	10-1-2017	5,000,000	4,999,800
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	1,995,000	2,140,356

				89,086,591

Washington: 0.20%
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.73	1-1-2035	8,550,000	8,514,347
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	925,319
Washington Housing Financing Commission Nonprofit Wesley Homes Series A (Health Revenue, AGC Insured)	5.38	1-1-2017	1,110,000	1,110,144

				10,549,810

West Virginia: 0.05%
West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,805,527

Wisconsin: 1.17%
Johnson Creek WI School District BAN (Miscellaneous Revenue) ##	3.00	3-1-2020	2,550,000	2,557,140
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,320,000	4,550,558
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2038	1,510,000	1,510,000
PFA WI Guilford College (Education Revenue)	5.00	1-1-2021	650,000	700,473
PFA WI Guilford College (Education Revenue)	5.00	1-1-2022	625,000	678,431
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	10-1-2042	3,555,000	3,555,000
Waukesha County WI Series B (Miscellaneous Revenue)	3.00	5-1-2021	17,400,000	17,685,012
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	12,620,000	13,472,102
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	13,743,340
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,100,000	2,160,802
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2017	200,000	200,908

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00%	3-1-2018	$300,000	$308,001
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	445,000	463,899
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	375,000	406,328

				61,991,994

Total Municipal Obligations (Cost $5,217,838,780)				5,160,450,870

Other: 1.89%
Eaton Vance Municipal Income Trust ±144A§	2.22	9-1-2019	23,000,000	22,984,360
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§	1.02	7-1-2018	3,000,000	2,990,730
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A	1.47	10-1-2017	62,000,000	61,775,560
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A	1.56	11-1-2018	12,000,000	11,999,040

Total Other (Cost $100,000,000)				99,749,690

	Yield		Shares
Short-Term Investments: 0.04%

Investment Companies: 0.04%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.67		2,406,597	2,408,040

Total Short-Term Investments (Cost $2,407,449)				2,408,040

Total investments in securities (Cost $5,320,246,229) *	99.69%	5,262,608,600
Other assets and liabilities, net	0.31	16,193,185

Total net assets	100.00%	$5,278,801,785

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,320,283,357 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,057,079
Gross unrealized losses	(72,731,836)

Net unrealized losses	$(57,674,757)

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Short-Term Municipal Bond Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $5,317,838,780)	$5,260,200,560
In affiliated securities, at value (cost $2,407,449)	2,408,040

Total investments, at value (cost $5,320,246,229)	5,262,608,600
Cash	755
Receivable for investments sold	13,720,996
Receivable for Fund shares sold	23,447,025
Receivable for interest	40,094,177
Prepaid expenses and other assets	486,638

Total assets	5,340,358,191

Liabilities
Dividends payable	1,664,166
Payable for investments purchased	3,274,894
Payable for Fund shares redeemed	53,915,691
Management fee payable	1,284,615
Distribution fee payable	49,191
Administration fees payable	557,113
Accrued expenses and other liabilities	810,736

Total liabilities	61,556,406

Total net assets	$5,278,801,785

NET ASSETS CONSIST OF
Paid-in capital	$5,338,578,557
Undistributed net investment income	155,722
Accumulated net realized losses on investments	(2,294,865)
Net unrealized losses on investments	(57,637,629)

Total net assets	$5,278,801,785

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,046,828,582
Shares outstanding – Class A1	208,852,264
Net asset value per share – Class A	$9.80
Maximum offering price per share – Class A2	$10.00
Net assets – Class C	$71,465,333
Shares outstanding – Class C1	7,291,618
Net asset value per share – Class C	$9.80
Net assets – Administrator Class	$80,687,242
Shares outstanding – Administrator Class[1]	8,227,710
Net asset value per share – Administrator Class	$9.81
Net assets – Institutional Class	$3,079,820,628
Shares outstanding – Institutional Class[1]	313,663,598
Net asset value per share – Institutional Class	$9.82

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	33

Investment income
Interest	$51,862,437
Income from affiliated securities	75,126

Total investment income	51,937,563

Expenses
Management fee	9,485,847
Administration fees
Class A	2,080,772
Class C	63,619
Administrator Class	45,950
Institutional Class	1,226,677
Shareholder servicing fees
Class A	3,251,206
Class C	99,405
Administrator Class	114,610
Distribution fee
Class C	298,214
Custody and accounting fees	146,595
Professional fees	32,009
Registration fees	94,756
Shareholder report expenses	140,690
Trustees’ fees and expenses	12,207
Other fees and expenses	34,570

Total expenses	17,127,127
Less: Fee waivers and/or expense reimbursements	(1,976,287)

Net expenses	15,150,840

Net investment income	36,786,723

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,426,271)
Affiliated securities	20,036
Futures transactions	(1,003,673)

Net realized losses on investments	(2,409,908)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(94,332,925)
Affiiliated securities	591
Futures transactions	2,244,088

Net change in unrealized gains (losses) on investments	(92,088,246)

Net realized and unrealized gains (losses) on investments	(94,498,154)

Net decrease in net assets resulting from operations	$(57,711,431)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Short-Term Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$36,786,723		$69,753,998
Net realized gains (losses) on investments		(2,409,908)		313,342
Net change in unrealized gains (losses) on investments		(92,088,246)		25,680,125

Net increase (decrease) in net assets resulting from operations		(57,711,431)		95,747,465

Distributions to shareholders from
Net investment income
Class A		(14,884,828)		(34,052,798)
Class C		(159,240)		(323,418)
Administrator Class		(541,141)		(1,830,622)
Institutional Class		(21,209,742)		(28,544,540)
Investor Class		N/A		(4,994,406)[1]
Net realized gains
Class A		0		(2,591,530)
Class C		0		(67,566)
Administrator Class		0		(68,933)
Institutional Class		0		(1,635,693)

Total distributions to shareholders		(36,794,951)		(74,109,506)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	33,209,134	329,969,662	222,039,298	2,209,060,220
Class C	275,669	2,726,934	619,066	6,157,726
Administrator Class	1,929,857	19,138,128	6,630,944	66,017,256
Institutional Class	153,580,580	1,529,735,676	144,491,550	1,439,440,660
Investor Class	N/A	N/A	7,146,734 [1]	71,071,037 [1]

		1,881,570,400		3,791,746,899

Reinvestment of distributions
Class A	1,443,396	14,301,919	3,592,827	35,741,018
Class C	13,991	138,543	34,436	342,547
Administrator Class	53,518	530,496	189,138	1,882,997
Institutional Class	1,430,872	14,190,944	1,702,491	16,967,909
Investor Class	N/A	N/A	384,006 [1]	3,819,645 [1]

		29,161,902		58,754,116

Payment for shares redeemed
Class A	(163,248,064)	(1,620,956,428)	(112,700,409)	(1,121,238,204)
Class C	(1,238,638)	(12,253,294)	(2,801,679)	(27,864,138)
Administrator Class	(3,296,100)	(32,669,225)	(48,717,360)	(485,134,480)
Institutional Class	(67,869,896)	(672,016,297)	(110,273,026)	(1,098,863,134)
Investor Class	N/A	N/A	(169,667,638)[1]	(1,689,668,427)[1]

		(2,337,895,244)		(4,422,768,383)

Net decrease in net assets resulting from capital share transactions		(427,162,942)		(572,267,368)

Total decrease in net assets		(521,669,324)		(550,629,409)

Net assets
Beginning of period		5,800,471,109		6,351,100,518

End of period		$5,278,801,785		$5,800,471,109

Undistributed net investment income		$155,722		$163,950

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.96	$9.93	$10.00	$9.97	$10.01	$9.94
Net investment income	0.06	0.11	0.09	0.11	0.11	0.19
Net realized and unrealized gains (losses) on investments	(0.16)	0.04	(0.06)	0.05	0.00 [1]	0.08

Total from investment operations	(0.10)	0.15	0.03	0.16	0.11	0.27
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.09)	(0.11)	(0.11)	(0.19)
Net realized gains	0.00	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.06)	(0.12)	(0.10)	(0.13)	(0.15)	(0.20)
Net asset value, end of period	$9.80	$9.96	$9.93	$10.00	$9.97	$10.01
Total return[2]	(1.03)%	1.49%	0.27%	1.55%	1.07%	2.77%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.76%	0.77%	0.78%
Net expenses	0.63%	0.62%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.14%	1.11%	0.89%	1.08%	1.10%	1.91%
Supplemental data
Portfolio turnover rate	11%[3]	16%[3]	24%[3]	28%[3]	39%[3]	72%
Net assets, end of period (000s omitted)	$2,046,829	$3,362,147	$2,228,977	$2,031,798	$1,620,994	$1,467,816

[1]	Amount is less than $0.005 per share.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.96	$9.93	$10.00	$9.97	$10.01	$9.94
Net investment income	0.02	0.04	0.01	0.03	0.04	0.12
Net realized and unrealized gains (losses) on investments	(0.16)	0.04	(0.06)	0.05	0.00 [1]	0.08

Total from investment operations	(0.14)	0.08	(0.05)	0.08	0.04	0.20
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.01)	(0.03)	(0.04)	(0.12)
Net realized gains	0.00	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.02)	(0.05)	(0.02)	(0.05)	(0.08)	(0.13)
Net asset value, end of period	$9.80	$9.96	$9.93	$10.00	$9.97	$10.01
Total return[2]	(1.41)%	0.73%	(0.48)%	0.79%	0.32%	2.01%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.50%	1.51%	1.52%	1.53%
Net expenses	1.38%	1.37%	1.35%	1.35%	1.35%	1.35%
Net investment income	0.40%	0.35%	0.14%	0.34%	0.37%	1.18%
Supplemental data
Portfolio turnover rate	11%[3]	16%[3]	24%[3]	28%[3]	39%[3]	72%
Net assets, end of period (000s omitted)	$71,465	$82,111	$103,146	$133,463	$172,364	$211,286

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	37

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.97	$9.95	$10.03	$9.99	$10.03	$9.96
Net investment income	0.06	0.11 [1]	0.09	0.11	0.11	0.19
Net realized and unrealized gains (losses) on investments	(0.16)	0.03	(0.07)	0.06	0.00 [2]	0.08

Total from investment operations	(0.10)	0.14	0.02	0.17	0.11	0.27
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.09)	(0.11)	(0.11)	(0.19)
Net realized gains	0.00	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.06)	(0.12)	(0.10)	(0.13)	(0.15)	(0.20)
Net asset value, end of period	$9.81	$9.97	$9.95	$10.03	$9.99	$10.03
Total return[3]	(1.02)%	1.42%	0.17%	1.65%	1.07%	2.77%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.66%	0.68%	0.70%	0.71%	0.72%
Net expenses	0.60%	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.18%	1.08%	0.89%	1.08%	1.07%	1.82%
Supplemental data
Portfolio turnover rate	11%[4]	16%[4]	24%[4]	28%[4]	39%[4]	72%
Net assets, end of period (000s omitted)	$80,687	$95,121	$511,894	$565,737	$547,806	$201,225

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.98	$9.95	$10.02	$9.99	$10.02	$9.96
Net investment income	0.07	0.13	0.11	0.13	0.13	0.21
Net realized and unrealized gains (losses) on investments	(0.16)	0.04	(0.06)	0.05	0.01	0.07

Total from investment operations	(0.09)	0.17	0.05	0.18	0.14	0.28
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.11)	(0.13)	(0.13)	(0.21)
Net realized gains	0.00	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.07)	(0.14)	(0.12)	(0.15)	(0.17)	(0.22)
Net asset value, end of period	$9.82	$9.98	$9.95	$10.02	$9.99	$10.02
Total return[1]	(0.92)%	1.71%	0.47%	1.75%	1.37%	2.88%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.43%	0.45%	0.45%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.38%	1.33%	1.09%	1.29%	1.30%	2.10%
Supplemental data
Portfolio turnover rate	11%[2]	16%[2]	24%[2]	28%[2]	39%[2]	72%
Net assets, end of period (000s omitted)	$3,079,821	$2,261,092	$1,895,713	$1,382,576	$1,185,687	$935,583

[1]	Returns for periods of less than one year are not annualized.

[2]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	39

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

40	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $2,044,486 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	41

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$5,160,450,870	$0	$5,160,450,870

Other	0	99,749,690	0	99,749,690

Short-term investments
Investment companies	2,408,040	0	0	2,408,040
Total assets	$2,408,040	$5,260,200,560	$0	$5,262,608,600

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.63% for Class A shares, 1.38% for Class C shares, 0.60%

42	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

for Administrator Class shares, and 0.40% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $6,280 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,206 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $3,521 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $637,875,326 and $585,699,260, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $58,820,022 in short futures contracts during the six months ended December 31, 2016.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	43

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

44	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	45

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

46	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Short-Term Municipal Bond Fund	47

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300485 02-17 SA256/SAR256 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Small Cap Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Small Cap Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. small-cap stocks returned 18.68% for the six-month period.

In December, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Small Cap Core Fund for the six-month period that ended December 31, 2016. The U.S. economy ticked up as the period progressed. As expected, the Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. U.S. small-cap stocks returned 18.68% for the six-month period, as measured by the Russell 2000® Index.1

U.S. stocks rose sharply after the U.S. presidential election.

In July, the stock market rallied from a low following the Brexit vote in June; a mostly steady trajectory continued in the U.S. stock market after that inflection point. However, stocks rose significantly immediately after the U.S. presidential election. The promise of pro-growth policies by the incoming administration—lower tax rates, less regulation, investments in infrastructure, better trade deals—set the momentum for this surge.

The types of companies leading the rally leaned toward ones that typically do well in a rising-rate environment, such as banks, and businesses likely to benefit from infrastructure spending and reduced regulations. Sectors that could be negatively affected by rising interest rates, such as utilities, delivered weaker results. Consumer confidence hit pre-recession levels for the first time in November and increased again in December. The dollar appreciated throughout the period; its strongest performance occurred in the post-election period.

Stronger economic indicators drove U.S. monetary policy.

In December, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%, down 0.3% from October. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress during the quarter and expects this positive trajectory to continue. Both of these sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual rate of 3.5% in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer spending slowed somewhat from the prior quarter, but late-December estimates from retail-research firms suggest that sales growth during the 2016 holiday season may outpace that of recent years.

Central banks continued with stimulus programs during 2016.

After voters in the U.K. approved a referendum in June to leave the European Union, the Bank of England lowered its interest rate in August to 0.25% and continued its quantitative easing program. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggled to accelerate economic growth. In December, the European Central

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Core Fund	3

Bank stated that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA®

Justin P. Carr, CFA®

Greg W. Golden, CFA®

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WOSCX)	5-20-2016	8.59	13.61	4.97	15.21	14.97	5.59	1.33	1.33
Class C (WCSCX)	5-20-2016	13.35	14.11	4.80	14.35	14.11	4.80	2.08	2.08
Class R6 (WRSCX)	5-20-2016	15.67	15.38	5.97	15.67	15.38	5.97	0.90	0.90
Administrator Class (WNSCX)	5-20-2016	–	–	–	15.31	15.08	5.70	1.25	1.25
Institutional Class (WYSCX)	9-13-2005	–	–	–	15.62	15.37	5.96	1.00	1.00
Russell 2000® Index[4]	–	–	–	–	21.31	14.46	7.07	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Core Fund	5

Ten largest holdings (%) as of December 31, 2016[5]
Sanmina Corporation	2.30
Geo Group Incorporated	2.24
Biotelemetry Incorporated	2.21
Argan Incorporated	2.15
FCB Financial Holdings Class A	2.15
SkyWest Incorporated	2.14
Nutri System Incorporated	2.08
Employers Holdings Incorporated	2.04
Trinseo SA	2.00
Supernus Pharmaceuticals Incorporated	1.99

Portfolio allocation as of December 31, 2016[6]

[1]	Historical performance shown for the Class A, Class C, and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and are adjusted to reflect Class A, Class C, and Administrator shares expenses, respectively. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect Class R6 shares expenses. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund’s predecessor, Golden Small Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class C, 0.90% for Class R6, 1.25% for Administrator Class, and 1.00% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,114.79	$7.18	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85	1.35%
Class C
Actual	$1,000.00	$1,112.60	$11.15	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.58	$10.63	2.10%
Class R6
Actual	$1,000.00	$1,115.94	$4.79	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57	0.90%
Administrator Class
Actual	$1,000.00	$1,115.29	$6.65	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.34	1.25%
Institutional Class
Actual	$1,000.00	$1,116.01	$5.32	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Small Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 99.45%

Consumer Discretionary: 10.13%

Auto Components: 2.88%
LCI Industries	13,640	$1,469,710
Tower International Incorporated	41,628	1,180,154

		2,649,864

Hotels, Restaurants & Leisure: 3.26%
Denny’s Corporation †	111,505	1,430,609
Ruth’s Chris Steak House Incorporated	85,937	1,572,647

		3,003,256

Internet & Direct Marketing Retail: 2.08%
Nutri System Incorporated	55,405	1,919,783

Leisure Products: 1.03%
American Outdoor Brands Corporation †	45,147	951,699

Textiles, Apparel & Luxury Goods: 0.88%
Skechers U.S.A. Incorporated Class A †	32,879	808,166

Consumer Staples: 3.62%

Food Products: 3.62%
Dean Foods Company	76,103	1,657,523
Sanderson Farms Incorporated	17,817	1,679,074

		3,336,597

Energy: 1.56%

Energy Equipment & Services: 1.56%
Matrix Service Company †	63,204	1,434,731

Financials: 16.86%

Banks: 2.15%
FCB Financial Holdings Class A †	41,526	1,980,790

Capital Markets: 1.87%
Evercore Partners Incorporated Class A	25,047	1,720,729

Insurance: 12.84%
AmTrust Financial Services Incorporated	47,486	1,300,167
Employers Holdings Incorporated	47,545	1,882,782
Federated National Holding Company	63,343	1,183,881
Heritage Insurance Holdings	92,364	1,447,344
Maiden Holdings Limited	84,608	1,476,410
National General Holdings Corporation	69,072	1,726,109
United Insurance Holdings Company	72,477	1,097,302
Universal Insurance Holdings Company	60,459	1,717,036

		11,831,031

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Small Cap Core Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Shares	Value

Health Care: 16.75%

Biotechnology: 1.59%
Xencor Incorporated †	55,744	$1,467,182

Health Care Equipment & Supplies: 3.77%
ICU Medical Incorporated †	12,106	1,783,819
NuVasive Incorporated †	25,089	1,689,995

		3,473,814

Health Care Providers & Services: 7.43%
Biotelemetry Incorporated †	91,034	2,034,610
Envision Healthcare Corporation †	20,506	1,297,825
HealthSouth Corporation	31,685	1,306,689
PharMerica Corporation †	44,815	1,127,097
Select Medical Holdings Corporation †	81,502	1,079,902

		6,846,123

Life Sciences Tools & Services: 1.97%
INC Research Holdings Incorporated Class A †	34,381	1,808,441

Pharmaceuticals: 1.99%
Supernus Pharmaceuticals Incorporated †	72,572	1,832,443

Industrials: 18.62%

Airlines: 2.14%
SkyWest Incorporated	54,031	1,969,430

Commercial Services & Supplies: 5.24%
ACCO Brands Corporation †	115,421	1,506,244
Deluxe Corporation	23,845	1,707,540
UniFirst Corporation	11,215	1,611,035

		4,824,819

Construction & Engineering: 5.53%
Argan Incorporated	28,129	1,984,501
Comfort Systems USA Incorporated	41,658	1,387,211
EMCOR Group Incorporated	24,419	1,727,888

		5,099,600

Machinery: 3.55%
The Greenbrier Companies Incorporated	39,200	1,628,760
Wabash National Corporation	103,701	1,640,550

		3,269,310

Professional Services: 2.16%
Insperity Incorporated	17,136	1,215,799
RPX Corporation †	71,407	771,196

		1,986,995

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Small Cap Core Fund	9

Security name	Shares	Value

Information Technology: 19.32%

Electronic Equipment, Instruments & Components: 3.76%
Methode Electronics Incorporated	32,407	$1,340,029
Sanmina Corporation †	57,856	2,120,422

		3,460,451

Internet Software & Services: 3.24%
J2 Global Incorporated	20,014	1,637,145
Web.com Group Incorporated †	63,746	1,348,228

		2,985,373

IT Services: 1.84%
Hackett Group Incorporated	95,967	1,694,777

Semiconductors & Semiconductor Equipment: 8.71%
Advanced Energy Industries Incorporated †	28,851	1,579,592
Cirrus Logic Incorporated †	31,205	1,764,331
Inphi Corporation †	38,797	1,731,122
MaxLinear Incorporated Class A †	62,645	1,365,661
Tessera Holding Corporation	35,933	1,588,239

		8,028,945

Software: 1.77%
Gigamon Incorporated †	35,761	1,628,914

Materials: 4.88%

Chemicals: 2.00%
Trinseo SA	31,037	1,840,494

Containers & Packaging: 1.33%
Graphic Packaging Holding Company	98,338	1,227,258

Metals & Mining: 1.55%
Suncoke Energy Incorporated †	125,833	1,426,946

Real Estate: 6.48%

Equity REITs: 6.48%
Ashford Hospitality Trust Incorporated	185,631	1,440,497
Geo Group Incorporated	57,409	2,062,705
InfraReit Incorporated	61,011	1,092,707
QTS Realty Trust Incorporated Class A	27,659	1,373,269

		5,969,178

Utilities: 1.23%

Electric Utilities: 1.23%
Spark Energy Incorporated Class A	37,593	1,139,068

Total Common Stocks (Cost $69,699,834)		91,616,207

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Core Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 0.59%

Investment Companies: 0.59%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.43%	541,406	$541,406

Total Short-Term Investments (Cost $541,406)			541,406

Total investments in securities (Cost $70,241,240) *	100.04%	92,157,613
Other assets and liabilities, net	(0.04)	(39,200)

Total net assets	100.00%	$92,118,413

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $70,155,831 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,480,452
Gross unrealized losses	(1,478,670)

Net unrealized gains	$22,001,782

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Small Cap Core Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $69,699,834)	$91,616,207
In affiliated securities, at value (cost $541,406)	541,406

Total investments, at value (cost $70,241,240)	92,157,613
Receivable for Fund shares sold	55,389
Receivable for dividends	108,089
Prepaid expenses and other assets	8,764

Total assets	92,329,855

Liabilities
Payable for Fund shares redeemed	135,925
Management fee payable	57,867
Distribution fee payable	89
Administration fees payable	10,927
Accrued expenses and other liabilities	6,634

Total liabilities	211,442

Total net assets	$92,118,413

NET ASSETS CONSIST OF
Paid-in capital	$128,150,402
Undistributed net investment income	108,605
Accumulated net realized losses on investments	(58,056,967)
Net unrealized gains on investments	21,916,373

Total net assets	$92,118,413

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$331,937
Shares outstanding – Class A1	16,211
Net asset value per share – Class A	$20.48
Maximum offering price per share – Class A2	$21.73
Net assets – Class C	$132,710
Shares outstanding – Class C1	6,505
Net asset value per share – Class C	$20.40
Net assets – Class R6	$123,820
Shares outstanding – Class R6[1]	6,031
Net asset value per share – Class R6	$20.53
Net assets – Administrator Class	$125,860
Shares outstanding – Administrator Class[1]	6,142
Net asset value per share – Administrator Class	$20.49
Net assets – Institutional Class	$91,404,086
Shares outstanding – Institutional Class[1]	4,454,214
Net asset value per share – Institutional Class	$20.52

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Core Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Dividends	$611,521
Income from affiliated securities	1,234

Total investment income	612,755

Expenses
Management fee	427,624
Administration fees
Class A	180
Class C	120
Class R6	17
Administrator Class	74
Institutional Class	65,068
Shareholder servicing fees
Class A	214
Class C	143
Administrator Class	142
Distribution fee
Class C	428
Custody and accounting fees	9,040
Professional fees	21,902
Registration fees	25,476
Shareholder report expenses	17,326
Trustees’ fees and expenses	7,154
Other fees and expenses	4,583

Total expenses	579,491
Less: Fee waivers and/or expense reimbursements	(75,391)

Net expenses	504,100

Net investment income	108,655

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	2,077,713
Net change in unrealized gains (losses) on investments	16,750,435

Net realized and unrealized gains (losses) on investments	18,828,148

Net increase in net assets resulting from operations	$18,936,803

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Core Fund	13

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016[1]

Operations
Net investment income		$108,655			$285,872
Net realized gains (losses) on investments		2,077,713			(10,551,715)
Net change in unrealized gains (losses) on investments		16,750,435			(2,795,570)

Net increase (decrease) in net assets resulting from operations		18,936,803			(13,061,413)

Distributions to shareholders from
Net investment income
Class A		(604)			0	[2]
Class C		(175)			0	[2]
Class R6		(284)			0	[2]
Administrator Class		(256)			0	[2]
Institutional Class		(215,546)			(153,914)

Total distributions to shareholders		(216,865)			(153,914)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,198	181,658	7,790	[2]	130,000	[2]
Class C	479	9,440	6,017	[2]	100,000	[2]
Class R6	0	0	6,017	[2]	100,000	[2]
Administrator Class	112	2,000	6,017	[2]	100,000	[2]
Institutional Class	177,642	3,340,423	5,103,153		91,283,720

		3,533,521			91,713,720

Reinvestment of distributions
Class A	30	604	0	[2]	0	[2]
Class C	9	175	0	[2]	0	[2]
Class R6	14	284	0	[2]	0	[2]
Administrator Class	13	256	0	[2]	0	[2]
Institutional Class	2,392	48,291	1,813		32,246

		49,610			32,246

Payment for shares redeemed
Class A	(807)	(14,987)	0	[2]	0	[2]
Institutional Class	(2,348,767)	(42,507,632)	(2,992,788)		(50,609,931)

		(42,522,619)			(50,609,931)

Net increase (decrease) in net assets resulting from capital share transactions		(38,939,488)			41,136,035

Total Increase (decrease) in net assets		(20,219,550)			27,920,708

Net assets
Beginning of period		112,337,963			84,417,255

End of period		$92,118,413			$112,337,963

Undistributed net investment income		$108,605			$216,815

[1]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to May 21, 2016 is that of Golden Small Cap Core Fund.

[2]	For the period from May 20, 2016 (commencement of class operations) to June 30, 2016

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS A	Six months ended December 31, 2016 (unaudited)	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.89	$16.62
Net investment income (loss)	(0.00)[2,3]	0.01 [2]
Net realized and unrealized gains (losses) on investments	3.63	0.26

Total from investment operations	3.63	0.27
Distributions to shareholders from
Net investment income	(0.04)	0.00
Net asset value, end of period	$20.48	$16.89
Total return[4]	21.51%	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.46%
Net expenses	1.35%	1.35%
Net investment income (loss)	(0.02)%	0.65%
Supplemental data
Portfolio turnover rate	14%	61%
Net assets, end of period (000s omitted)	$332	$132

[1]	For the period from May 20, 2016 (commencement of class operations) to June 30, 2016

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	15

(For a share outstanding throughout each period)

CLASS C	Six months ended December 31, 2016 (unaudited)	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.87	$16.62
Net investment loss	(0.07)	(0.00)[2,3]
Net realized and unrealized gains (losses) on investments	3.63	0.25

Total from investment operations	3.56	0.25
Distributions to shareholders from
Net investment income	(0.03)	0.00
Net asset value, end of period	$20.40	$16.87
Total return[4]	21.09%	1.50%
Ratios to average net assets (annualized)
Gross expenses	2.24%	2.21%
Net expenses	2.10%	2.10%
Net investment loss	(0.83)%	(0.27)%
Supplemental data
Portfolio turnover rate	14%	61%
Net assets, end of period (000s omitted)	$133	$102

[1]	For the period from May 20, 2016 (commencement of class operations) to June 30, 2016

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended December 31, 2016 (unaudited)	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.90	$16.62
Net investment income	0.04	0.02 [2]
Net realized and unrealized gains (losses) on investments	3.64	0.26

Total from investment operations	3.68	0.28
Distributions to shareholders from
Net investment income	(0.05)	0.00
Net asset value, end of period	$20.53	$16.90
Total return[3]	21.76%	1.68%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.03%
Net expenses	0.90%	0.90%
Net investment income	0.37%	0.93%
Supplemental data
Portfolio turnover rate	14%	61%
Net assets, end of period (000s omitted)	$124	$102

[1]	For the period from May 20, 2016 (commencement of class operations) to June 30, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	17

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended December 31, 2016 (unaudited)	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.89	$16.62
Net investment income	0.00 [2]	0.01 [3]
Net realized and unrealized gains (losses) on investments	3.64	0.26

Total from investment operations	3.64	0.27
Distributions to shareholders from
Net investment income	(0.04)	0.00
Net asset value, end of period	$20.49	$16.89
Total return[4]	21.57%	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.37%
Net expenses	1.25%	1.25%
Net investment income	0.02%	0.58%
Supplemental data
Portfolio turnover rate	14%	61%
Net assets, end of period (000s omitted)	$126	$102

[1]	For the period from May 20, 2016 (commencement of class operations) to June 30, 2016

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016[1]	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$16.90	$18.71	$16.76	$13.57	$10.64	$11.10
Net investment income (loss)	0.04	0.04 [2]	0.06 [2]	0.05 [2]	0.16 [2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	3.63	(1.83)	1.92	3.36	2.77	(0.45)

Total from investment operations	3.67	(1.79)	1.98	3.41	2.93	(0.46)
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.03)	(0.22)	0.00	0.00
Net asset value, end of period	$20.52	$16.90	$18.71	$16.76	$13.57	$10.64
Total return[3]	21.70%	(9.57)%	11.80%	25.21%	27.54%	(4.14)%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.11%	1.10%	1.10%	1.10%	1.11%
Net expenses	1.00%	1.09%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	0.22%	0.25%	0.37%	0.30%	1.32%	(0.12)%
Supplemental data
Portfolio turnover rate	14%	61%	57%	68%	52%	56%
Net assets, end of period (000s omitted)	$91,404	$111,902	$84,417	$22,170	$20,093	$27,427

[1]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to May 21, 2016 is that of Golden Small Cap Core Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

After the close of business on May 20, 2016, the net assets of Golden Small Cap Core Fund were acquired by the Fund, which was created to receive the assets of Golden Small Cap Core Fund, in an exchange for shares of the Fund. Institutional shares of Golden Small Cap Core Fund received shares of Institutional Class of the Fund in the transaction. Since Golden Small Cap Core Fund contributed all of the net assets and shareholders to the newly created Wells Fargo fund, the accounting and performance history of Golden Small Cap Core Fund has been carried forward in the financial statements contained herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

20	Wells Fargo Small Cap Core Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	Short-term	Long-term
$49,578,591	$9,232,422	$712,049

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$9,332,768	$0	$0	$9,332,768
Consumer staples	3,336,597	0	0	3,336,597
Energy	1,434,731	0	0	1,434,731
Financials	15,532,550	0	0	15,532,550
Health care	15,428,003	0	0	15,428,003
Industrials	17,150,154	0	0	17,150,154
Information technology	17,798,460	0	0	17,798,460
Materials	4,494,698	0	0	4,494,698
Real estate	5,969,178	0	0	5,969,178
Utilities	1,139,068	0	0	1,139,068

Short-term investments			0
Investment companies	541,406	0	0	541,406
Total assets	$92,157,613	$0	$0	$92,157,613

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

22	Wells Fargo Small Cap Core Fund	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 0.90% for Class R6 shares, 1.25% for Administrator Class, and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, funds Distributor is also entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $13,841,773 and $52,209,503, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Small Cap Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Small Cap Core Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

26	Wells Fargo Small Cap Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300486 02-17 SA269/SAR269 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Strategic Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Strategic Municipal Bond Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Strategic Municipal Bond Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (VMPAX)	12-1-1994	(3.61)	1.42	2.42	0.36	2.26	2.84	0.82	0.82
Class B (VMPIX)*	3-21-1985	(5.32)	1.09	2.31	(0.40)	1.47	2.31	1.57	1.57
Class C (DHICX)	8-18-1997	(1.39)	1.49	2.07	(0.39)	1.49	2.07	1.57	1.57
Administrator Class (VMPYX)	10-6-1997	–	–	–	0.48	2.37	3.02	0.76	0.69
Institutional Class (STRIX)	11-30-2012	–	–	–	0.69	2.56	3.11	0.49	0.49
Bloomberg Barclays Short-Intermediate Municipal Bond Index[4]	–	–	–	–	(0.15)	1.79	3.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2016[5]

Credit quality as of December 31, 2016[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A, 1.57% for Class B, 1.57% for Class C, 0.68% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Short-Intermediate Municipal Bond Index (formerly known as Barclays Short-Intermediate Municipal Bond Index) is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$986.85	$4.00	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class B
Actual	$1,000.00	$981.95	$7.72	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%
Class C
Actual	$1,000.00	$983.18	$7.73	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%
Administrator Class
Actual	$1,000.00	$986.32	$3.40	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%
Institutional Class
Actual	$1,000.00	$988.49	$2.35	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.71%

Alabama: 1.62%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ) ±	4.00%	7-1-2046	$18,825,000	$20,064,250
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1 (Health Revenue) ±	1.85	11-15-2046	4,725,000	4,530,424
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	5,325,000	5,545,934

				30,140,608

Alaska: 0.42%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.69	12-1-2040	500,000	500,000
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,313,640
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,545,000	1,702,884
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,397,880

				7,914,404

Arizona: 2.06%
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	911,457
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	515,000	519,264
Maricopa County AZ IDA Educational Horizon Community Learning Center Project (Education Revenue)	2.63	7-1-2021	2,500,000	2,423,600
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2022	1,065,000	1,150,413
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2023	1,120,000	1,215,928
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project (Health Revenue) 144A	5.00	1-1-2026	3,205,000	3,023,917
Navajo Nation AZ Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,433,069
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	3,026,000	3,062,070
Phoenix AZ IDA BASIS Schools Projects Series A (Education Revenue) 144A	3.00	7-1-2020	2,300,000	2,275,091
Phoenix AZ IDA Education Facility BASIS Schools Project (Education Revenue) 144A	3.00	7-1-2020	475,000	469,856
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	645,000	671,961
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project Series 2014 (Miscellaneous Revenue)	5.00	2-1-2017	2,845,000	2,848,727
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	515,000	501,770
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,530,000	1,502,016
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,004,870
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,033,030
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,133,291
Pima County AZ Industrial Development Charter School (Education Revenue)	4.00	7-1-2017	1,125,000	1,133,775
Salt River AZ Pima Maricopa Indian Community Series 2005 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.73	10-1-2025	1,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arizona (continued)
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00%	12-1-2017	$220,000	$222,878
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	835,096
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,332,580
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	724,927
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	520,735

				38,450,321

Arkansas: 0.25%
Boone County AR Hospital Construction Series 2006 (Health Revenue, BOKF NA LOC) ø	1.20	5-1-2037	4,700,000	4,700,000

California: 6.56%
Alameda CA Corridor Transportation Authority Prerefunded CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	1,660,000	1,646,471
Alameda CA Corridor Transportation Authority Unrefunded CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	425,000	420,763
California Bay Area Toll Authority Toll Bridge Series E-3 (Transportation Revenue) ±	1.42	4-1-2047	11,600,000	11,599,420
California CDA Tender Option Bond Trust Receipts/Certificates Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.92	10-1-2020	4,805,000	4,805,000
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	1.27	6-1-2047	25,000,000	25,000,000
California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue) ±	1.92	8-1-2037	6,325,000	6,362,570
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.29	12-1-2037	3,000,000	3,022,290
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A (Education Revenue) 144A	4.00	6-15-2026	890,000	859,339
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,535,983
California Refunding Bond Series B (GO Revenue) ±	1.62	5-1-2018	3,000,000	3,019,320
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,162,680
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,119,116
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,360,567
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	10,000	10,134
Chemehuevi Indian Tribe California (Miscellaneous Revenue)	2.00	7-15-2017	5,935,440	5,926,299
Compton CA Public Finance Authority Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	4,440,000	4,419,976
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	1,460,000	1,329,228
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	8,550,000	6,183,018
Grossmont CA Union High School District Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	0.87	2-1-2017	7,525,000	7,525,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.29	7-1-2027	18,805,000	16,740,023
Palomar Health Refunding Bond Series 2016 (Health Revenue)	3.00	11-1-2017	500,000	501,820
Palomar Health Refunding Bond Series 2016 (Health Revenue)	4.00	11-1-2018	750,000	768,075
Palomar Health Refunding Bond Series 2016 (Health Revenue)	4.00	11-1-2019	1,250,000	1,292,488
Riverside CA Tender Option Bond Trust Receipts/Certificates Series 2016 (GO Revenue, AGM/National Insured, Bank of America NA LIQ) 144Aø	0.68	8-1-2032	7,625,000	7,625,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,494,692
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,237,613

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.78%	11-1-2039	$2,190,000	$2,190,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Bonds Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	0.70	4-1-2036	1,000,000	1,000,000

				122,156,885

Colorado: 1.80%
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	2.48	9-1-2039	3,000,000	2,999,010
Centennial CO Southglenn Metropolitan District (GO Revenue)	3.00	12-1-2021	1,100,000	1,052,810
Colorado ECFA Eagle Ridge Academy Project (Education Revenue) 144A	3.63	11-1-2026	2,560,000	2,356,531
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	1,905,000	1,973,199
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2021	250,000	262,245
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2022	515,000	542,316
Colorado ECFA Windsor Charter Academy (Education Revenue) 144A	3.88	9-1-2026	570,000	527,894
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A (Health Revenue)	5.50	7-1-2034	10,000,000	10,472,800
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.00	2-1-2022	3,415,000	3,744,684
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	1.25	1-1-2017	170,000	169,991
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2018	250,000	252,242
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2019	385,000	389,920
Colorado Health Facilities Authority Series 2016C (Health Revenue) ø	0.58	12-1-2045	5,000,000	5,000,000
Colorado Health Facilities Authority Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	982,597
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	2,855,000	2,913,927

				33,640,166

Connecticut: 2.02%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,089,774
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	551,930
Connecticut HEFA Yale New Haven Health Series D (Health Revenue, Bank of America NA LOC) ø	0.72	7-1-2048	5,000,000	5,000,000
Connecticut Series A (Miscellaneous Revenue) ±	1.31	3-1-2021	2,700,000	2,695,140
Connecticut Series A (Miscellaneous Revenue) ±	1.48	5-15-2018	2,000,000	2,003,880
Connecticut Series A (Miscellaneous Revenue) ±	1.60	4-15-2018	5,000,000	5,007,300
Connecticut Series A (Miscellaneous Revenue) ±	1.97	4-15-2020	7,000,000	7,063,490
Connecticut Series A (Miscellaneous Revenue) ±	2.07	3-1-2019	4,050,000	4,052,754
Connecticut Series D (GO Revenue) ±	1.49	9-15-2018	1,000,000	1,001,450
Connecticut Series D (GO Revenue) ±	1.64	9-15-2019	3,345,000	3,345,368
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	1,969,230
Hartford CT Series A (GO Revenue)	5.00	4-1-2025	2,500,000	2,566,975
Hartford CT Series B (GO Revenue)	5.00	4-1-2024	1,300,000	1,345,019

				37,692,310

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Delaware: 0.11%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25%	9-1-2025	$2,035,000	$2,034,776

District of Columbia: 0.07%
District of Columbia Georgetown University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.72	4-1-2041	1,225,000	1,225,000

Florida: 2.52%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,170,800
Eustis FL Multi-Purpose Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.82	12-1-2027	260,000	260,000
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2017	500,000	505,215
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,425,132
Florida Development Finance Corporate Educational Facilities Charter Foundation Projects Series A (Education Revenue) 144A	4.00	7-15-2026	3,920,000	3,742,855
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	3,705,000	4,043,637
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	4,997,541
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.80	8-1-2026	5,340,000	5,340,000
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,003,330
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	992,960
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.27	9-25-2024	6,460,000	6,460,000
North Brevard County FL Parrish Medical Center Project (Health Revenue)	5.50	10-1-2018	500,000	529,305
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.80	12-1-2020	2,750,000	2,750,000
Sarasota County FL Health Facilities Authority Village on the Isle Project (Health Revenue)	4.00	1-1-2020	1,485,000	1,558,730
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	545,000	543,872
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	560,000	557,105
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	780,000	778,385
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	795,000	790,890
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2020	1,210,000	1,306,800
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2021	1,265,000	1,382,835
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2022	1,325,000	1,465,755
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2023	1,190,000	1,329,801

				46,934,948

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 3.10%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	2.01%	11-1-2038	$5,000,000	$5,045,400
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	2,000,000	2,003,440
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Series 2009 (Utilities Revenue) ø	0.82	7-1-2049	16,340,000	16,340,000
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Plant Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,720,000	5,766,732
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,023
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	8,875,000	8,825,122
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.51	8-15-2035	6,000,000	5,976,900
Georgia General Obligation Refunding Bond Series F (Miscellaneous Revenue)	5.00	1-1-2025	4,220,000	5,110,251
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,414,901
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,580,700
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	5,485,000	5,665,895

				57,734,364

Guam: 0.14%
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2020	1,350,000	1,472,580
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,084,050

				2,556,630

Hawaii: 0.58%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ø	1.18	7-1-2039	10,765,000	10,765,000

Illinois: 15.49%
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	10,255,000	8,379,976
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.56	3-1-2036	17,200,000	16,232,844
Chicago IL CAB City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	7,309,181
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,521,731
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,533,512
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,907,269
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,475,000	2,614,021
Chicago IL Neighborhoods Alive 21 Series B (GO Revenue)	5.00	1-1-2026	5,835,000	5,702,779
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	770,706
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	553,360
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,540,390
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,603,662
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2022	400,000	442,192
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2023	400,000	446,676

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00%	1-1-2024	$550,000	$617,166
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2025	625,000	703,406
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2022	1,000,000	1,105,480
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2024	410,000	460,069
Chicago IL Park District General Obligation Series C (GO Revenue)	5.00	1-1-2023	1,000,000	1,116,690
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,520,000	1,680,330
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,312,111
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	4,969,133
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2022	1,235,000	1,379,977
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2023	1,295,000	1,456,927
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,069,500
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,395,000	2,388,869
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	1,000,000	997,560
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	2,250,000	2,234,407
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,482,250
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	4,780,106
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,926,353
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,140,000	1,143,272
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,791,126
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	2,100,000	2,173,164
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	4,839,953
Chicago IL Unrefunded Balance Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	305,000	307,342
Chicago IL Wastewater Transmission Second Lien Series A (Water & Sewer Revenue)	4.00	1-1-2018	1,175,000	1,199,628
Chicago IL Waterworks Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2021	1,000,000	1,002,990
Chicago lL Series A (Tax Revenue)	5.00	1-1-2022	3,000,000	3,114,210
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,069,080
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	921,551
Cook County IL Series A (GO Revenue)	5.00	11-15-2021	2,250,000	2,483,752
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	10,040,000	10,976,130
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	1,000,000	1,114,270
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,179,164
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,126,800
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	6,109,262
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,838,078
Huntley IL Special Service Area #6 (Tax Revenue, AGC Insured)	4.60	3-1-2017	251,000	251,703
Illinois Finance Authority OSF Healthcare Series F (Health Revenue, Barclays Bank plc LOC) ø	0.75	11-15-2037	4,800,000	4,800,000
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	3,854,707
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,206,850
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,391,683
Illinois Refunding Bonds Series 2016 (Miscellaneous Revenue)	5.00	2-1-2026	7,000,000	7,136,640
Illinois Sales Tax Series 2016 (Tax Revenue, Bank of America NA LIQ) 144Aø	1.08	6-15-2034	8,310,000	8,310,000
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	5,854,691
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	1,976,874
Illinois Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,250,082
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,078,560

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Series A (GO Revenue)	5.00%	4-1-2023	$3,500,000	$3,626,595
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2022	3,380,000	3,589,729
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2023	3,200,000	3,414,976
Illinois Sports Facilities Authority series 2014 (Tax Revenue)	5.00	6-15-2024	4,005,000	4,292,038
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2018	4,105,000	3,946,013
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,094,063
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	7,870,000	6,124,119
Illinois State Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.73	1-1-2031	3,000,000	3,000,000
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,014,734
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	470,577
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	535,494
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Prerefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	1,325,000	1,313,406
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Unrefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	25,000	24,721
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,605,911
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	961,430
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,010,856
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,105,358
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,946,800
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,146,867
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,390,000	1,101,950
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2023	865,000	652,859
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2025	1,000,000	1,092,590
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2022	11,520,000	11,682,547
Metropolitan Pier & Exposition Authority McCormiick Series B (Tax Revenue)	5.00	12-15-2026	1,675,000	1,773,322
Rockford IL Warerworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,203,024
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,100,670
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,130,517
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,468,329
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2024	2,840,000	1,938,073
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2020	760,000	767,281
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2018	200,000	199,394
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2019	300,000	297,066

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00%	1-1-2021	$790,000	$796,984
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2022	820,000	817,794
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2024	885,000	865,946
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2025	925,000	890,590
St. Charles, Kane and Dupage Counties Series 2016 (Tax Revenue)	4.00	1-1-2023	855,000	845,561
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,462,092
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	670,294
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	0.95	4-1-2038	7,580,000	7,580,000
Will County IL Community High School District #210 Lincoln Way (GO Revenue, AGM Insured) ¤	0.00	1-1-2021	1,535,000	1,299,731
Will County IL Community High School District #210 Lincoln Way (GO Revenue)	4.00	1-1-2022	1,100,000	1,041,623
Will County IL School District #114 CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	855,000	743,183
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,171,381
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,051,874

				288,608,557

Indiana: 2.74%
Gary IN Sanitary District Series A (Water & Sewer Revenue)	5.05	1-15-2029	4,940,000	5,155,236
Indiana Finance Authority Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2025	1,660,000	1,779,371
Indiana Finance Authority Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2027	700,000	740,901
Indiana Finance Authority Environmental Facilities Series 2016A (Industrial Development Revenue)	3.13	12-1-2024	6,000,000	5,917,920
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	16,225,418
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	5,255,000	5,689,326
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,150
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	628,162
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	408,064
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.48	12-1-2044	11,400,000	11,282,694
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,927,905

				51,081,147

Iowa: 0.16%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.95	4-1-2022	2,500,000	2,500,000
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	570,000	581,292

				3,081,292

Kansas: 0.88%
Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	942,230
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	49,000,000	15,450,190

				16,392,420

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 1.39%
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25%	2-1-2018	$535,000	$546,588
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	299,817
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	349,993
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	335,402
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,517,070
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	838,760
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	1.04	8-15-2024	10,500,000	10,500,000
Kentucky Housing Corporate Watterson Lakeview Project (Housing Revenue)	0.95	7-1-2018	5,000,000	4,967,400
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.96	9-1-2042	6,500,000	6,500,585

				25,855,615

Louisiana: 0.27%
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	1,445,000	1,447,991
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,504,029

				4,952,020

Maryland: 1.87%
Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	4,100,000	4,371,994
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.97	7-1-2034	6,665,000	6,659,201
Maryland Community Development Administration Park Heights Apartments Series 2016 (Housing Revenue)	2.15	12-1-2018	8,500,000	8,500,595
Maryland Community Development Administration Pleasant View Gardens Townhouses Series F (Housing Revenue)	1.20	7-1-2018	12,300,000	12,214,515
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,790,000	1,837,793
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2016 (Education Revenue)	5.00	8-1-2026	1,335,000	1,351,167

				34,935,265

Massachusetts: 0.73%
Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,069,920
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	783,487
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	6,000,000	6,381,240
Massachusetts HEFA Milford Regional Medical Center Series E (Health Revenue)	5.00	7-15-2022	2,250,000	2,285,932
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	1.15	1-1-2018	3,000,000	3,002,100

				13,522,679

Michigan: 5.81%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2021	1,405,000	1,605,493
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	5,000,000	5,694,000
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	385,343

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2021	$1,200,000	$1,347,024
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,947,796
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2022	1,000,000	1,120,430
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,237,654
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,376,296
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,761,568
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,796,032
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,122,520
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	694,668
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,644,492
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,679,730
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,110,762
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,081,450
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,577,875
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	505,260
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	510,265
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	514,145
Michigan Finance Authority Detroit Regional Convention Facility Local Project Bonds Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,716,617
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	345,000	345,107
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,252,860
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,045,060
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,283,580
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,076,356
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,342,974
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,179,800
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,449,820
Michigan Finance Authority Student Loan Refunding Bonds Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,250,288
Michigan Finance Authority Student Loan Refunding Bonds Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,600,140
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	300,993
Michigan Hospital Finance Authority Unrefunded Balance Bond Trinity Health Corporation (Health Revenue)	5.00	12-1-2031	4,500,000	4,513,275
Michigan Housing Development Authority Series E (Housing Revenue) ±	1.59	4-1-2042	9,835,000	9,865,390
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	501,155

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00%	5-1-2018	$595,000	$596,041
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	501,150
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,907,543
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,502,145
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	7,500,000	7,593,750
Michigan Trunkline Fund Bonds (Tax Revenue, AGM Insured)	5.50	11-1-2021	8,275,000	9,581,209
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	1,950,000	1,969,091
Tender Option Bond Trust Receipts/Certificates Portage Public School (GO Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.88	5-1-2031	5,000,000	5,000,000
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,089,380

				108,176,527

Minnesota: 0.67%
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	5,000,000	5,031,150
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.75	1-1-2035	6,000,000	6,000,000
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	508,165
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Education Revenue)	5.00	9-1-2026	1,000,000	1,000,690

				12,540,005

Mississippi: 0.27%
Mississippi HFFA Baptist Health System Series A (Health Revenue) ±	1.86	8-15-2036	5,000,000	4,963,200

Missouri: 0.11%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	2,000,000	1,999,520

Nevada: 0.38%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	734,559
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	660,000	659,762
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	655,000	661,249
Tender Option Bond Trust Receipts/Certificates Nevada Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.90	6-1-2020	5,000,000	5,000,000

				7,055,570

New Jersey: 4.56%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,100,231
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,267,872
Garden State NJ Preservation Open Space and Farmland Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	11-1-2021	8,310,000	7,242,414

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00%	9-1-2018	$1,140,000	$1,184,540
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	415,000	355,701
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	2.52	2-1-2018	6,500,000	6,541,535
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,319,354
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.27	9-1-2027	12,500,000	11,634,500
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,206,040
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,788,576
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	750,000	803,948
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	544,480
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	638,048
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	990,819
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	440,072
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	7,676,760
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2022	4,510,000	4,721,609
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,027,718
New Jersey TTFA Series A (Transportation Revenue)	5.25	6-15-2022	2,785,000	2,943,940
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,149,785
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	2,961,596
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	4,924,234
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2020	2,000,000	2,109,980
New Jersey TTFA Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,346,628
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,191,861
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	424,840
South Jersey NJ Port Corporate Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2023	1,665,000	1,713,668
South Jersey NJ Port Corporate Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2024	1,750,000	1,789,393

				85,040,142

New Mexico: 0.92%
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.32	12-1-2028	155,000	154,524
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	17,100,000	16,995,348

				17,149,872

New York: 11.85%
Albany NY IDA Foundation State University Project Series A (Education Revenue) ø	1.02	7-1-2032	3,030,000	3,030,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	970,810

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Housing Revenue, Royal Bank of Scotland LOC) ø	0.89%	12-1-2036	$2,625,000	$2,625,000
Glen Cove NY Local Economic Assistance Corporation CAB Series B (Industrial Development Revenue) ¤	0.00	1-1-2045	6,000,000	1,082,460
Monroe County NY Greece NewYork Central School (GO Revenue)	2.00	6-30-2017	7,900,000	7,930,178
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,203,706
Nassau NY Health Care Corporation Series D-1 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.77	8-1-2029	3,000,000	3,000,000
New York City NY Municipal Water Finance Authority Water and Sewer System Series CC (Water & Sewer Revenue, Barclays Bank plc SPA) ø	0.75	6-15-2041	13,000,000	13,000,000
New York City NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.96	11-1-2022	7,585,000	7,585,000
New York Housing Finance Agency Manhattan Residential Market Series A (Housing Revenue, Bank of China LOC) ø	0.70	11-1-2049	3,000,000	3,000,000
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.99	4-1-2017	625,000	625,000
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	1.67	11-1-2019	7,500,000	7,567,125
New York NY Adjusted Fiscal 2015 Sub Series F-5 (GO Revenue, Barclays Bank plc LIQ) ø	0.75	6-1-2044	15,000,000	15,000,000
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	1.28	12-1-2020	8,250,000	7,920,000
New York NY Industrial Development Agency Congregation Machine Chaim Incorporated (Miscellaneous Revenue, Santander Bank NA LOC) ø	0.97	5-1-2036	7,050,000	7,050,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.93	6-15-2032	10,035,000	10,035,000
New York NY Series A Sub Series A-3, A-4, A-5 (GO Revenue, Landesbank Hessen-Thüringen LIQ) ø	0.75	8-1-2035	7,000,000	7,000,000
New York NY Series J-4 (GO Revenue) ±	1.27	8-1-2025	6,700,000	6,702,412
New York NY Transitional Finance Authority NYC Recovery Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.96	8-1-2031	10,000,000	10,000,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	1.20	11-1-2022	5,305,000	5,305,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.93	8-1-2023	18,650,000	18,650,000
New York Tender Option Bond Trust Receipts/Certificates Series 2016 (Health Revenue, Barclays Bank plc LIQ) 144Aø	0.82	7-1-2024	5,370,000	5,370,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2021	5,900,000	6,116,766
New York Tobacco Settelement Asset Securitization Corporation Incorporated Series 1 (Tobacco Revenue)	5.00	6-1-2026	6,280,000	6,240,624
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,049,170
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	9,656,180
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2020	3,000,000	3,120,540
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	6,500,000	6,703,450
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	13,925,000	13,919,430
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,059,500

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Niagara NY Area Development Corporation (Education Revenue)	5.00%	5-1-2017	$250,000	$252,718
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	519,600
Oyster Bay NY (GO Revenue)	3.75	3-31-2017	2,350,000	2,353,337
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,019,090
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	616,734
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	682,113
Suffolk County NY Village of Ocean Beach BAN (GO Revenue)	2.00	4-13-2017	4,000,000	4,009,000
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	902,511

				220,872,454

Ohio: 1.85%
Akron OH Bath and Copley Joint Township Hospital District (Health Revenue)	5.00	1-1-2031	2,000,000	2,280,200
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	773,520
Alliance OH Hospital Alliance Obligated Group (Health Revenue, JPMorgan Chase & Company LOC, AGC Insured) ±	0.72	12-1-2032	4,485,000	4,485,000
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2020	1,000,000	1,000,120
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2022	5,000,000	5,000,600
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	5,315,000	2,223,743
Ohio University Hospital Health System Series B (Health Revenue) ø	1.00	1-15-2033	5,000,000	5,000,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.00	1-15-2045	10,000,000	10,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	3,685,000	1,541,399
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	5,000,000	2,090,150

				34,394,732

Oklahoma: 0.11%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	815,479
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	1,330,000	1,334,070

				2,149,549

Oregon: 0.16%
Polk County OR Hospital Facility Authority Dallas Retirement Village Project Series A (Health Revenue)	3.63	7-1-2020	3,000,000	2,968,920

Other: 0.10%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	1,758,071	1,795,413

Pennsylvania: 8.57%
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.80	8-1-2032	4,500,000	4,500,000
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	378,281
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,149,702
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	836,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Beaver County PA IDA Pollution Control First Nuclear General Project Series A (Utilities Revenue) ±	2.70%	4-1-2035	$2,500,000	$1,047,650
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.23	11-1-2039	8,750,000	8,817,812
Delaware County PA IDA Chester Charter School Series A (Education Revenue) 144A	4.38	6-1-2026	1,785,000	1,687,807
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	1,040,000	1,044,670
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,217,905
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.85	6-1-2042	2,400,000	2,400,000
Emmaus PA General Authority Series A Sub Series A-13 (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.72	3-1-2024	8,300,000	8,300,000
Fulton County PA IDA Medical Center Project (Health Revenue)	2.40	7-1-2020	3,125,000	3,053,312
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,725,381
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,655,000	1,826,756
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	8,500,000	8,433,275
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue) ±	2.55	6-1-2029	10,340,000	10,231,223
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.15	6-1-2044	2,000,000	2,000,000
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	556,716
Pennsylvania EDFA Rapid Bridge Replacement Project Series 2015 (Industrial Development Revenue)	5.00	12-31-2026	3,415,000	3,767,872
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	4,650,000	4,919,747
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	1.21	9-1-2024	3,865,000	3,859,898
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	31,000,000	34,988,770
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.40	12-1-2018	11,150,000	11,142,418
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.00	12-1-2020	10,000,000	10,097,200
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,518,315
Philadelphia PA IDA Charter School Project A (Education Revenue)	4.50	8-1-2026	3,365,000	3,372,672
Philadelphia PA IDA Charter School Project Series 2016B (Education Revenue)	4.88	8-1-2026	2,190,000	2,193,241
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	791,539
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	200,254
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	2,000,000	2,187,860
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2022	3,565,000	3,889,344
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,040,000	1,112,093
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	5,770,000	6,154,224
Philadelphia PA School District Series E (GO Revenue, BHAC Insured)	5.38	9-1-2028	2,425,000	2,587,887
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2022	5,000,000	5,454,900
Scranton PA (GO Revenue)	5.00	11-15-2026	2,125,000	2,191,215

				159,635,979

Puerto Rico: 0.87%
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,017,880
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,866,904

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Series BB (Transportation Revenue, Ambac Insured)	5.25%	7-1-2017	$3,185,000	$3,196,593
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,840,000	1,913,655
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	305,502
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	7,050,000	7,698,107
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	2,800,000	224,000

				16,222,641

Rhode Island: 0.43%
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,135,862
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,757,559
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,414
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,173
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	3,135,000	3,131,677

				8,016,685

South Carolina: 1.14%
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2020	185,000	183,133
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2019	560,000	588,986
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	375,000	397,380
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.80	12-1-2038	6,860,000	6,860,000
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	910,000	934,206
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2368 (Health Revenue, Barclays Bank plc LIQ) 144Aø	0.66	11-1-2046	2,995,000	2,995,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XM0291 (Utilities Revenue, Royal Bank of Canada LIQ) 144Aø	0.63	7-1-2018	9,300,000	9,300,000

				21,258,705

South Dakota: 0.06%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,059,142

Tennessee: 1.75%
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2018	500,000	453,515
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2019	1,205,000	1,032,468
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2020	1,180,000	955,706
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2021	775,000	591,759

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00%	12-1-2022	$1,000,000	$720,430
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2023	2,000,000	1,359,040
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2024	1,810,000	1,156,735
Bristol TN Industrial Development Board The Pinnacle Project Series B (Tax Revenue) 144A¤	0.00	12-1-2025	2,000,000	1,204,500
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.72	6-1-2042	14,000,000	14,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,693,562
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,223,120
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,212,390

				32,603,225

Texas: 8.48%
Arlington TX Higher Education Finance Corporate Education Series A (Education Revenue)	4.00	6-15-2026	725,000	687,655
Austin TX Airport Systems Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	1,872,103
Austin TX Community College District Series A (Education Revenue)	4.00	2-1-2023	320,000	349,392
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,096,660
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	558,635
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	8,795,558
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	3,847,749
Ector County TX Independent School District Unlimited Series 2016 (GO Revenue)	5.00	8-15-2027	1,500,000	1,786,275
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,103,179
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2017	725,000	740,500
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.83	11-1-2019	2,850,000	2,850,000
Houston TX Airport System Subordinated Lien Series B (Airport Revenue, National Insured)	5.00	7-1-2026	3,530,000	3,597,847
Houston TX Independent School District Series B (GO Revenue) ±	1.70	6-1-2036	14,000,000	14,102,480
Houston TX Midtown RDA Series 2011 (Tax Revenue)	5.00	1-1-2017	2,270,000	2,270,227
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2020	11,000,000	12,144,000
Hunt TX Memorial Hospital Series 1998 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.85	8-15-2017	1,395,000	1,395,000
Lewisville TX Independent School District Series B (GO Revenue)	5.00	8-15-2024	5,290,000	6,227,494
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	249,632
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.40	2-15-2017	225,000	224,977
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	248,797
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	865,768
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2021	560,000	605,623

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
New Hope TX Cultural Education Facilities Finance Corporation The Langford Project Series B-2 (Health Revenue)	3.00%	11-15-2021	$700,000	$677,852
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center (Education Revenue) 144A	3.38	8-15-2021	1,955,000	1,890,798
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,488,594
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.85	4-1-2037	2,035,000	1,980,666
North Texas Tollway Authority System Refunding Bonds Series C (Transportation Revenue) ±	1.23	1-1-2038	3,550,000	3,562,177
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,127,830
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.85	4-1-2040	9,450,000	9,450,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.85	4-1-2040	3,100,000	3,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.85	11-1-2040	18,000,000	18,000,000
Sam Rayburn TX Municipal Power Agency Bonds Series 2012 (Utilities Revenue)	5.00	10-1-2017	560,000	575,674
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,500,000	2,506,350
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.92	11-15-2029	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.01	7-1-2021	10,500,000	10,500,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,012,949
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Series D (Utilities Revenue)	6.25	12-15-2026	10,000,000	11,744,100
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.19	9-15-2017	2,315,000	2,307,013
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	191,908
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	321,901
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	430,000	446,706
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	524,002
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,884,888
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,421,536
Texas General Obligation Veterans Bonds (GO Revenue) ø	0.76	12-1-2046	5,000,000	5,000,000
Victoria TX Independent School District Unlimited Series 2016 (GO Revenue)	5.00	2-15-2026	6,225,000	7,422,690
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,481,873

				157,939,058

Utah: 0.06%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A (Education Revenue) 144A	3.50	2-15-2026	1,195,000	1,111,422

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.93%
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00%	6-15-2021	$1,800,000	$1,955,196
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2022	550,000	600,182
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,320,636
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.62	6-2-2042	10,778,472	10,728,891
Vermont Student Assistance Corporation Series B Class-A1 (Education Revenue) ±	2.44	6-1-2022	2,741,524	2,772,257

				17,377,162

Virgin Islands: 0.60%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue)	5.00	10-1-2025	5,000,000	4,247,800
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2020	2,500,000	2,299,525
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2024	3,600,000	3,114,000
Virgin Islands PFA Subordinated Lien Series C (Tobacco Revenue)	5.00	10-1-2017	1,600,000	1,597,424

				11,258,749

Virginia: 1.30%
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,910,783
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue) ±	2.15	11-1-2035	19,000,000	19,026,220
Petersburg VA Series 2016 (GO Revenue) 144A	4.00	10-1-2017	1,500,000	1,499,940
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	1.75	1-1-2018	400,000	396,128
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.00	1-1-2019	600,000	589,740
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.25	1-1-2020	910,000	888,369

				24,311,180

Washington: 1.62%
King County WA Sewer Series B (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.75	1-1-2032	6,000,000	6,000,000
Redmond WA Library Capital Facilities Area (GO Revenue)	5.00	12-1-2017	200,000	200,668
Seattle WA Housing Authority Newholly Phase I Series B (Housing Revenue)	1.25	4-1-2019	4,505,000	4,461,347
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.12	1-1-2035	11,000,000	10,998,020
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38	1-1-2021	1,625,000	1,618,695
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63	1-1-2022	6,545,000	6,838,216

				30,116,946

West Virginia: 0.40%
West Virginia EDA Morgantown Energy Associates Project (Industrial Development Revenue)	2.88	12-15-2026	2,395,000	2,232,212
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC) ø	1.00	2-1-2036	5,275,000	5,275,000

				7,507,212

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.93%
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00%	8-1-2019	$3,710,000	$4,006,615
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,201,184
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,715,041
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	720,000	744,379
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	865,804
Wisconsin PFA Airport Series C (Airport Revenue)	5.00	7-1-2022	2,700,000	2,820,123
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2019	1,270,000	1,281,938
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2020	635,000	637,807
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2021	1,370,000	1,368,863
Wisconsin PFA Roseman University of Health Sciences Project Series 2012 (Education Revenue)	5.00	4-1-2022	1,685,000	1,716,021

				17,357,775

Total Municipal Obligations (Cost $1,851,198,387)				1,839,256,192

Other: 0.96%
Eaton Vance New York Municipal Income Trust Preferred Shares ±	2.22	9-1-2019	10,600,000	10,592,792
Eaton Vance Ohio Municipal Bond Fund Institutional Preferred Shares 144A±	1.56	7-1-2019	7,350,000	7,332,507

Total Other (Cost $17,950,000)				17,925,299

	Yield		Shares

Short-Term Investments: 0.23%

Investment Companies: 0.14%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.67		2,687,254	2,688,866

			Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)	0.50	3-16-2017	$1,650,000	1,648,350

Total Short-Term Investments (Cost $4,335,670)				4,337,216

Total investments in securities (Cost $1,873,484,057) *	99.90%	1,861,518,707
Other assets and liabilities, net	0.10	1,833,879

Total net assets	100.00%	$1,863,352,586

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,873,485,098 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,222,662
Gross unrealized losses	(22,189,053)

Net unrealized losses	$(11,966,391)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	27

Assets
Investments
In unaffiliated securities, at value (cost $1,870,796,668)	$1,858,829,841
In affiliated securities, at value (cost $2,687,389)	2,688,866

Total investments, at value (cost $1,873,484,057)	1,861,518,707
Receivable for investments sold	991,000
Receivable for Fund shares sold	13,232,567
Receivable for interest	14,015,342
Prepaid expenses and other assets	274,309

Total assets	1,890,031,925

Liabilities
Distributions payable	499,507
Payable for Fund shares redeemed	24,977,231
Management fee payable	617,944
Distribution fees payable	104,093
Administration fees payable	199,774
Accrued expenses and other liabilities	280,790

Total liabilities	26,679,339

Total net assets	$1,863,352,586

NET ASSETS CONSIST OF
Paid-in capital	$1,876,432,812
Overdistributed net investment income	(260,316)
Accumulated net realized losses on investments	(854,560)
Net unrealized losses on investments	(11,965,350)

Total net assets	$1,863,352,586

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$683,677,619
Shares outstanding – Class A1	77,354,528
Net asset value per share – Class A	$8.84
Maximum offering price per share – Class A2	$9.21
Net assets – Class B	$311,347
Shares outstanding – Class B1	35,321
Net asset value per share – Class B	$8.81
Net assets – Class C	$152,654,461
Shares outstanding – Class C1	17,211,652
Net asset value per share – Class C	$8.87
Net assets – Administrator Class	$191,050,411
Shares outstanding – Administrator Class[1]	21,626,048
Net asset value per share – Administrator Class	$8.83
Net assets – Institutional Class	$835,658,748
Shares outstanding – Institutional Class[1]	94,570,385
Net asset value per share – Institutional Class	$8.84

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Strategic Municipal Bond Fund	Statement of operations—six months ended December 31, 2016 (unaudited)

Investment income
Interest	$20,165,784
Income from affiliated securities	39,486

Total investment income	20,205,270

Expenses
Management fee	3,654,321
Administration fees
Class A	594,943
Class B	388
Class C	128,255
Administrator Class	180,094
Institutional Class	285,726
Shareholder servicing fees
Class A	929,599
Class B	606
Class C	200,399
Administrator Class	448,968
Distribution fees
Class B	1,817
Class C	601,197
Custody and accounting fees	56,770
Professional fees	31,774
Registration fees	79,279
Shareholder report expenses	21,913
Trustees’ fees and expenses	4,051
Other fees and expenses	10,194

Total expenses	7,230,294
Less: Fee waivers and/or expense reimbursements	(105,728)

Net expenses	7,124,566

Net investment income	13,080,704

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(845,237)
Affiliated securities	4,070
Futures transactions	2,062

Net realized losses on investments	(839,105)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(41,238,266)
Affiliated securities	1,477
Futures transactions	2,648,964

Net change in unrealized gains (losses) on investments	(38,587,825)

Net realized and unrealized gains (losses) on investments	(39,426,930)

Net decrease in net assets resulting from operations	$(26,346,226)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Strategic Municipal Bond Fund	29

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$13,080,704		$26,730,838
Net realized gains (losses) on investments		(839,105)		11,562,440
Net change in unrealized gains (losses) on investments		(38,587,825)		23,239,340

Net increase (decrease) in net assets resulting from operations		(26,346,226)		61,532,618

Distributions to shareholders from
Net investment income
Class A		(4,614,753)		(10,092,186)
Class B		(1,128)		(7,361)
Class C		(394,000)		(1,247,141)
Administrator Class		(2,399,513)		(7,962,494)
Institutional Class		(5,671,304)		(7,975,567)
Net realized gains
Class A		(3,453,460)		(1,603,578)
Class B		(1,604)		(2,508)
Class C		(776,260)		(403,600)
Administrator Class		(1,027,684)		(1,254,440)
Institutional Class		(4,275,093)		(1,022,196)

Total distributions to shareholders		(22,614,799)		(31,571,071)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,588,405	167,027,107	29,803,012	268,004,154
Class B	0	0	17	155
Class C	1,947,723	17,593,906	3,644,420	32,849,534
Administrator Class	8,992,798	80,978,226	24,016,958	215,580,158
Institutional Class	50,894,097	455,840,390	49,566,722	445,463,474

		721,439,629		961,897,475

Reinvestment of distributions
Class A	834,310	7,448,827	1,210,914	10,875,081
Class B	296	2,634	1,056	9,452
Class C	110,634	987,033	154,668	1,393,195
Administrator Class	369,967	3,313,515	1,002,592	8,998,639
Institutional Class	895,918	7,989,861	720,101	6,471,003

		19,741,870		27,747,370

Payment for shares redeemed
Class A	(22,197,408)	(198,630,777)	(22,262,767)	(199,832,447)
Class B	(34,570)	(310,734)	(42,405)	(380,448)
Class C	(2,062,626)	(18,575,944)	(3,692,094)	(33,238,979)
Administrator Class	(32,867,963)	(294,196,247)	(39,420,096)	(353,739,011)
Institutional Class	(24,434,160)	(218,319,056)	(18,937,647)	(169,986,975)

		(730,032,758)		(757,177,860)

Net increase in net assets resulting from capital share transactions		11,148,741		232,466,985

Total increase (decrease) in net assets		(37,812,284)		262,428,532

Net assets
Beginning of period		1,901,164,870		1,638,736,338

End of period		$1,863,352,586		$1,901,164,870

Overdistributed net investment income		$(260,316)		$(260,322)

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.06	$8.90	$9.03	$8.87	$8.94	$8.77
Net investment income	0.06	0.14	0.10	0.17	0.13	0.21
Net realized and unrealized gains (losses) on investments	(0.17)	0.18	(0.05)	0.21	0.01	0.18

Total from investment operations	(0.11)	0.32	0.05	0.38	0.14	0.39
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.10)	(0.17)	(0.13)	(0.21)
Net realized gains	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.11)	(0.16)	(0.18)	(0.22)	(0.21)	(0.22)
Net asset value, end of period	$8.84	$9.06	$8.90	$9.03	$8.87	$8.94
Total return[1]	(1.32)%	3.67%	0.56%	4.41%	1.59%	4.48%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.81%	0.83%	0.82%	0.83%
Net expenses	0.80%	0.81%	0.81%	0.82%	0.82%	0.83%
Net investment income	1.24%	1.53%	1.16%	1.91%	1.49%	2.31%
Supplemental data
Portfolio turnover rate	11%	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$683,678	$726,135	$635,610	$656,256	$609,303	$549,357

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	31

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.04	$8.88	$9.00	$8.85	$8.92	$8.75
Net investment income	0.02 [1]	0.07 [1]	0.04 [1]	0.10 [1]	0.07 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	0.18	(0.04)	0.20	0.01	0.17

Total from investment operations	(0.16)	0.25	(0.00)	0.30	0.08	0.32
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.04)	(0.10)	(0.07)	(0.14)
Net realized gains	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.07)	(0.09)	(0.12)	(0.15)	(0.15)	(0.15)
Net asset value, end of period	$8.81	$9.04	$8.88	$9.00	$8.85	$8.92
Total return[2]	(1.80)%	2.91%	(0.08)%	3.53%	0.83%	3.71%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.56%	1.58%	1.57%	1.58%
Net expenses	1.55%	1.56%	1.56%	1.57%	1.57%	1.58%
Net investment income	0.47%	0.79%	0.40%	1.17%	0.77%	1.69%
Supplemental data
Portfolio turnover rate	11%	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$311	$629	$985	$1,516	$2,128	$3,738

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.09	$8.94	$9.06	$8.90	$8.97	$8.80
Net investment income	0.02	0.07	0.04	0.10	0.07	0.14
Net realized and unrealized gains (losses) on investments	(0.17)	0.17	(0.04)	0.21	0.01	0.18

Total from investment operations	(0.15)	0.24	0.00	0.31	0.08	0.32
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.04)	(0.10)	(0.07)	(0.14)
Net realized gains	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.07)	(0.09)	(0.12)	(0.15)	(0.15)	(0.15)
Net asset value, end of period	$8.87	$9.09	$8.94	$9.06	$8.90	$8.97
Total return[1]	(1.68)%	2.78%	(0.08)%	3.63%	0.83%	3.69%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.56%	1.58%	1.57%	1.58%
Net expenses	1.55%	1.56%	1.56%	1.57%	1.57%	1.58%
Net investment income	0.49%	0.78%	0.40%	1.16%	0.74%	1.59%
Supplemental data
Portfolio turnover rate	11%	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$152,654	$156,560	$152,882	$146,329	$152,155	$147,006

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	33

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.06	$8.90	$9.02	$8.87	$8.94	$8.76
Net investment income	0.06	0.15	0.12	0.18	0.15	0.22
Net realized and unrealized gains (losses) on investments	(0.18)	0.18	(0.04)	0.20	0.01	0.19

Total from investment operations	(0.12)	0.33	0.08	0.38	0.16	0.41
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.12)	(0.18)	(0.15)	(0.22)
Net realized gains	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.11)	(0.17)	(0.20)	(0.23)	(0.23)	(0.23)
Net asset value, end of period	$8.83	$9.06	$8.90	$9.02	$8.87	$8.94
Total return[1]	(1.37)%	3.80%	0.80%	4.44%	1.73%	4.76%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.75%	0.77%	0.76%	0.75%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.33%	1.66%	1.28%	2.05%	1.62%	2.42%
Supplemental data
Portfolio turnover rate	11%	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$191,050	$408,846	$529,945	$516,069	$521,312	$435,170

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015	2014	2013[1]
Net asset value, beginning of period	$9.06	$8.90	$9.03	$8.87	$9.06
Net investment income	0.07	0.17	0.13	0.20	0.08 [2]
Net realized and unrealized gains (losses) on investments	(0.17)	0.18	(0.05)	0.21	(0.10)

Total from investment operations	(0.10)	0.35	0.08	0.41	(0.02)
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.13)	(0.20)	(0.09)
Net realized gains	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.12)	(0.19)	(0.21)	(0.25)	(0.17)
Net asset value, end of period	$8.84	$9.06	$8.90	$9.03	$8.87
Total return[3]	(1.15)%	4.02%	0.89%	4.77%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.50%	0.50%
Net expenses	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.59%	1.85%	1.49%	2.27%	1.65%
Supplemental data
Portfolio turnover rate	11%	53%	39%	51%	49%
Net assets, end of period (000s omitted)	$835,659	$608,995	$319,313	$29,528	$31,868

[1]	For the period from November 30, 2012 (commencement of class operations) to June 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

36	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $1,483,657 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	37

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$1,839,256,192	$0	$1,839,256,192

Other	0	17,925,299	0	17,925,299

Short-term investments
Investment companies	2,688,866	0	0	2,688,866
U.S. Treasury securities	1,648,350	0	0	1,648,350
Total assets	$4,337,216	$1,857,181,491	$0	$1,861,518,707

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares,

38	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

0.68% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,336 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $4,438 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2016, Funds Distributor received $10,606 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $434,986,256 and $150,933,051, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $68,327,149 in short futures contracts during the six months ended December 31, 2016.

The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	39

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

40	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	41

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

42	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Strategic Municipal Bond Fund	43

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300487 02-17 SA257/SAR257 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo

Ultra Short-Term Municipal Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/ultra-short-term-municipal-income-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with

$26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMAVX)	10-2-2000	(2.26)	(0.17)	1.38	(0.26)	0.23	1.58	0.75	0.67
Class C (WFUSX)	3-31-2008	(1.94)	(0.51)	0.84	(0.94)	(0.51)	0.84	1.50	1.42
Administrator Class (WUSMX)	7-30-2010	–	–	–	(0.19)	0.30	1.67	0.69	0.60
Institutional Class (SMAIX)	7-31-2000	–	–	–	0.04	0.53	1.90	0.42	0.37
Bloomberg Barclays 1-Year Municipal Bond Index[4]	–	–	–	–	0.30	0.63	1.82	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	5

Effective maturity distribution as of December 31, 2016[5]

Credit quality as of December 31, 2016[6]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays 1-Year Municipal Bond Index (formerly known as Barclays 1-Year Municipal Bond Index) is the one-year component of the Bloomberg Barclays Municipal Bond Index (fomerly known as Barclays Municipal Bond Index), which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$994.26	$3.36	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%
Class C
Actual	$1,000.00	$991.64	$7.11	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.20	1.42%
Administrator Class
Actual	$1,000.00	$994.61	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$995.76	$1.86	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 0.09%

Consumer Discretionary: 0.09%

Hotels, Restaurants & Leisure: 0.09%
Other securities				$4,892,544	0.09%

Total Corporate Bonds and Notes (Cost $4,933,225)				4,892,544	0.09

Municipal Obligations: 94.77%

Alabama: 2.91%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.95%	11-15-2038	$35,000,000	34,966,050	0.65
Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	1.17	9-1-2046	31,400,000	31,400,000	0.58
Other securities				90,267,851	1.68

				156,633,901	2.91

Alaska: 0.04%
Other securities				1,936,607	0.04

Arizona: 1.52%
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.90	12-1-2035	25,000,000	25,000,000	0.46
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.90	9-1-2045	51,000,000	51,000,000	0.95
Other securities				6,103,375	0.11

				82,103,375	1.52

Arkansas: 0.03%
Other securities				1,377,354	0.03

California: 6.47%
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	29,785,000	29,771,895	0.55
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	1.01	4-1-2038	22,920,000	22,916,333	0.43
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	1.01	4-1-2038	15,600,000	15,597,504	0.29
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	1.01	4-1-2038	32,000,000	31,994,880	0.59
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.90	8-1-2027	31,940,000	31,940,000	0.59
Santa Clara CA PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	1.03	12-15-2021	22,445,000	22,445,000	0.42
Other securities				193,621,529	3.60

				348,287,141	6.47

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Colorado: 0.87%
Other securities				$46,796,387	0.87%

Connecticut: 2.90%
Connecticut HEFA (Various Revenue)	0.80-4.00%	7-1-2017 to 7-1-2048	$23,005,000	22,729,068	0.43
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,520,000	34,511,715	0.64
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,504,552	0.46
Other securities				74,378,510	1.37

				156,123,845	2.90

Delaware: 0.45%
Other securities				24,065,000	0.45

District of Columbia: 0.90%
District of Columbia DW&P Series B (Water & Sewer Revenue, TD Bank NA SPA) ø	0.72	10-1-2050	25,500,000	25,500,000	0.47
Other securities				22,846,665	0.43

				48,346,665	0.90

Florida: 3.37%
Other securities				181,369,948	3.37

Georgia: 1.17%
Other securities				63,155,711	1.17

Guam: 0.07%
Other securities				3,670,797	0.07

Hawaii: 0.08%
Other securities				4,524,652	0.08

Idaho: 0.42%
Other securities				22,821,650	0.42

Illinois: 8.85%
Chicago IL Board of Education (Various Revenue) µ	0.00-5.25	12-1-2017 to 12-1-2018	8,530,000	8,163,393	0.15
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.48	3-1-2035	72,320,000	71,103,578	1.32
Illinois (Various Revenue)	2.50-5.00	2-1-2017 to 1-1-2021	111,455,634	113,617,455	2.11
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.85	6-1-2025	38,675,000	38,675,000	0.72
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) 144Aø	1.01	8-15-2047	23,375,000	23,375,000	0.43
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.92	11-1-2039	31,420,000	31,420,000	0.58
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XM0450 (Tax Revenue, Deutsche Bank LIQ) 144Aø	0.83	12-1-2036	31,235,000	31,235,000	0.58
Other securities				158,946,816	2.96

				476,536,242	8.85

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Indiana: 1.16%
Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00%	10-1-2017	$22,715,000	$22,701,598	0.42%
Other securities				39,660,529	0.74

				62,362,127	1.16

Iowa: 1.21%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.95	4-1-2022	22,500,000	22,500,000	0.42
Other securities				42,826,275	0.79

				65,326,275	1.21

Kansas: 0.45%
Other securities				24,111,695	0.45

Kentucky: 2.22%
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	55,920,000	56,817,516	1.05
Other securities				62,931,228	1.17

				119,748,744	2.22

Louisiana: 1.50%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.93	2-1-2046	24,000,000	23,886,240	0.44
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.95	11-1-2040	35,000,000	35,000,000	0.65
Other securities				22,120,265	0.41

				81,006,505	1.50

Maryland: 2.50%
Maryland CDA (Various Revenue)	0.80-2.15	1-1-2017 to 4-1-2019	126,450,000	126,007,794	2.33
Other securities				8,892,147	0.17

				134,899,941	2.50

Massachusetts: 1.13%
Other securities				60,764,954	1.13

Michigan: 3.33%
Michigan Finance Authority (Various Revenue) µ	5.00	7-1-2017 to 10-1-2024	78,265,000	81,100,867	1.51
Other securities				98,208,929	1.82

				179,309,796	3.33

Minnesota: 0.67%
Other securities				36,051,563	0.67

Mississippi: 1.06%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.90	2-1-2022	30,000,000	30,000,000	0.56

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Mississippi (continued)
Other securities				$26,953,303	0.50%

				56,953,303	1.06

Missouri: 0.92%
Other securities				49,711,116	0.92

Montana: 0.15%
Other securities				8,350,000	0.15

Nebraska: 0.14%
Other securities				7,500,000	0.14

Nevada: 0.28%
Other securities				14,995,512	0.28

New Jersey: 6.24%
New Jersey EDA (Various Revenue)	1.46-5.00%	2-1-2017 to 6-15-2021	$71,175,000	73,450,382	1.37
Tender Option Bond Trust Receipts Floaters/Certificates Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) 144Aø	1.12	7-1-2038	24,431,373	24,431,373	0.45
Other securities				238,535,194	4.42

				336,416,949	6.24

New Mexico: 0.75%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	40,685,000	40,436,008	0.75

New York: 16.35%
Metropolitan Transportation Authority New York (Various Revenue) µ	1.09-1.22	11-1-2026 to 11-15-2044	25,910,000	25,867,770	0.48
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.90	11-1-2032	36,650,000	36,639,372	0.68
New York NY (Various Revenue) µ	0.71-1.27	8-1-2025 to 6-1-2044	93,925,000	93,928,911	1.76
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO Revenue, AGC Insured) ±(m)	0.84	10-1-2027	52,225,000	52,225,000	0.97
New York NY Adjusted Fiscal 2015 Sub Series F-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.75	6-1-2044	32,600,000	32,600,000	0.60
New York NY Adjusted Fiscal 2017 Sub Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.78	8-1-2044	36,000,000	36,000,000	0.67
New York NY HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC) ø	0.90	5-1-2048	25,000,000	25,000,000	0.46
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Sub Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.75	6-15-2046	27,215,000	27,215,000	0.50
New York NY Municipal Water Finance Authority (Various Revenue) øµ	0.74-1.06	6-15-2032 to 6-15-2050	58,300,000	58,300,000	1.08
New York NY Series A-6 (GO Revenue) ±	1.22	8-1-2031	39,950,000	39,912,447	0.74
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.84	6-1-2036	28,000,000	28,000,000	0.52

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20%	2-1-2017	$37,290,000	$37,275,084	0.69%
Suffolk County NY (GO Revenue) µ	1.50-2.00	6-22-2017 to 10-15-2019	39,380,000	39,459,674	0.73
Suffolk County NY TAN (GO Revenue)	2.00	7-26-2017	30,000,000	30,113,400	0.56
Other securities				318,237,318	5.91

				880,773,976	16.35

North Carolina: 1.37%
Other securities				73,589,754	1.37

North Dakota: 0.11%
Other securities				6,077,969	0.11

Ohio: 3.22%
Other securities				173,330,701	3.22

Oklahoma: 0.56%
Other securities				30,051,167	0.56

Oregon: 0.40%
Other securities				21,549,737	0.40

Pennsylvania: 3.82%
Other securities				205,990,703	3.82

Puerto Rico: 0.03%
Other securities				1,396,492	0.03

Rhode Island: 0.24%
Other securities				13,123,679	0.24

South Carolina: 0.74%
Other securities				39,848,176	0.74

Tennessee: 1.81%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.72	6-1-2042	48,000,000	48,000,000	0.89
Other securities				49,714,518	0.92

				97,714,518	1.81

Texas: 8.50%
Donna TX International Toll Bridge (Transportation Revenue)	6.25	2-15-2037	21,850,000	23,012,857	0.43
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	25,885,000	26,126,766	0.48
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2038	32,000,000	33,473,280	0.62
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	27,715,000	27,962,495	0.52

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas (continued)
Port Arthur TX Navigation District (Resource Recovery Revenue) ø	0.85%	12-1-2039 to 11-1-2040	$38,600,000	$38,600,000	0.72%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.85	4-1-2040	26,530,000	26,530,000	0.49
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.95	11-15-2029	30,400,000	30,400,000	0.56
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	1.08	4-1-2032	24,000,000	23,999,040	0.44
Other securities				227,808,415	4.24

				457,912,853	8.50

Utah: 0.24%
Other securities				12,725,000	0.24

Vermont: 0.03%
Other securities				1,568,174	0.03

Virgin Islands: 0.17%
Other securities				9,434,786	0.17

Virginia: 0.78%
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75	2-1-2032	30,000,000	30,033,300	0.56
Other securities				11,739,921	0.22

				41,773,221	0.78

Washington: 0.40%
Other securities				21,516,548	0.40

West Virginia: 0.90%
West Virginia EDA Appalachian Power Company Mountaineer Project Series A (Utilities Revenue) ø	1.00	2-1-2036	25,000,000	25,000,000	0.47
Other securities				23,268,164	0.43

				48,268,164	0.90

Wisconsin: 0.86%
Other securities				46,495,630	0.86

Wyoming: 0.48%
Sweetwater County WY PCR Refunding Bond PacifiCorp Project Series A (Industrial Development Revenue) ø	0.85	1-1-2017	26,000,000	26,000,000	0.48

Total Municipal Obligations (Cost $5,142,914,809)				5,104,835,011	94.77

Other: 4.25%
Branch Banking & Trust Municipal Investment Trust Various States	1.23-1.78	6-30-2017 to 12-31-2019	20,040,000	20,034,898	0.37
Branch Banking & Trust Municipal Investment Trust Various States Class B ±144A§	1.38	12-31-2017	33,725,000	33,725,337	0.63
Nuveen AMT-Free Quality Municipal Income Fund Preferred Share ±144A§	0.81	6-1-2040	35,000,000	35,000,000	0.65

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other (continued)
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A	1.47%	10-1-2017	$59,000,000	$58,786,420	1.09%
Nuveen Texas Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A	1.56	11-1-2018	25,000,000	24,998,000	0.46
Other securities				56,288,136	1.05

Total Other (Cost $229,141,648)				228,832,791	4.25

	Yield		Shares
Short-Term Investments: 1.88%

Investment Companies: 1.87%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.67		100,839,385	100,899,889	1.87

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)	0.50	3-16-2017	$250,000	249,750	0.01

Total Short-Term Investments (Cost $101,131,856)				101,149,639	1.88

Total investments in securities (Cost $5,478,121,538) *				5,439,709,985	100.99%
Other assets and liabilities, net				(53,119,183)	(0.99)

Total net assets				$5,386,590,802	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $5,478,051,225 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,597,840
Gross unrealized losses	(40,939,080)

Net unrealized losses	$(38,341,240)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Municipal Income Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $5,377,239,422)	$5,338,810,096
In affiliated securities, at value (cost $100,882,116)	100,899,889

Total investments, at value (cost $5,478,121,538)	5,439,709,985
Cash	1,152
Receivable for investments sold	11,640,000
Receivable for Fund shares sold	36,320,259
Receivable for interest	27,747,268
Prepaid expenses and other assets	357,506

Total assets	5,515,776,170

Liabilities
Distributions payable	1,116,420
Payable for investments purchased	40,402,073
Payable for Fund shares redeemed	85,127,969
Management fee payable	1,290,092
Distribution fee payable	19,333
Administration fees payable	504,226
Accrued expenses and other liabilities	725,255

Total liabilities	129,185,368

Total net assets	$5,386,590,802

NET ASSETS CONSIST OF
Paid-in capital	$5,425,550,250
Overdistributed net investment income	(485,748)
Accumulated net realized losses on investments	(62,147)
Net unrealized losses on investments	(38,411,553)

Total net assets	$5,386,590,802

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,159,323,384
Shares outstanding – Class A1	121,372,669
Net asset value per share – Class A	$9.55
Maximum offering price per share – Class A2	$9.74
Net assets – Class C	$28,278,296
Shares outstanding – Class C1	3,013,091
Net asset value per share – Class C	$9.39
Net assets – Administrator Class	$1,414,519,027
Shares outstanding – Administrator Class[1]	148,123,740
Net asset value per share – Administrator Class	$9.55
Net assets – Institutional Class	$2,784,470,095
Shares outstanding – Institutional Class[1]	291,472,939
Net asset value per share – Institutional Class	$9.55

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	15

Investment income
Interest	$33,138,964
Income from affiliated securities	219,741

Total investment income	33,358,705

Expenses
Management fee	9,303,152
Administration fees
Class A	978,190
Class C	24,490
Administrator Class	300,897
Institutional Class	1,543,177
Shareholder servicing fees
Class A	1,528,421
Class C	38,265
Administrator Class	751,765
Distribution fee
Class C	114,796
Custody and accounting fees	148,223
Professional fees	23,460
Registration fees	113,945
Shareholder report expenses	6,445
Trustees’ fees and expenses	11,632
Other fees and expenses	19,899

Total expenses	14,906,757
Less: Fee waivers and/or expense reimbursements	(1,650,668)

Net expenses	13,256,089

Net investment income	20,102,616

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(311,007)
Affiliated securities	(33,233)
Futures transactions	(285,494)

Net realized losses on investments	(629,734)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(43,357,953)
Affiliated securities	17,773
Futures transactions	561,022

Net change in unrealized gains (losses) on investments	(42,779,158)

Net realized and unrealized gains (losses) on investments	(43,408,892)

Net decrease in net assets resulting from operations	$(23,306,276)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Municipal Income Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$20,102,616		$32,781,749
Net realized gains (losses) on investments		(629,734)		845,987
Net change in unrealized gains (losses) on investments		(42,779,158)		9,622,472

Net increase (decrease) in net assets resulting from operations		(23,306,276)		43,250,208

Distributions to shareholders from
Net investment income
Class A		(3,035,785)		(4,371,917)
Administrator Class		(1,725,720)		(1,193,229)
Institutional Class		(15,340,839)		(26,850,434)
Investor Class		N/A		(365,755)[1]
Net realized gains
Class A		(99,614)		(208,960)
Class C		(2,471)		(6,313)
Administrator Class		(112,414)		(41,422)
Institutional Class		(253,274)		(645,494)

Total distributions to shareholders		(20,570,117)		(33,683,524)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	24,207,463	232,321,372	76,129,489	732,473,920
Class C	171,744	1,615,873	206,402	1,957,767
Administrator Class	143,443,897	1,376,764,207	23,903,367	229,922,937
Institutional Class	206,701,863	1,985,451,047	381,558,709	3,670,300,026
Investor Class	N/A	N/A	1,404,939 [1]	13,526,753 [1]

		3,596,152,499		4,648,181,403

Reinvestment of distributions
Class A	312,588	2,999,696	459,511	4,421,270
Class C	222	2,082	554	5,255
Administrator Class	181,606	1,737,777	127,969	1,231,259
Institutional Class	990,858	9,515,403	1,790,146	17,224,273
Investor Class	N/A	N/A	28,543 [1]	274,869 [1]

		14,254,958		23,156,926

Payment for shares redeemed
Class A	(28,825,258)	(276,459,261)	(50,965,659)	(490,321,000)
Class C	(520,473)	(4,909,860)	(1,301,768)	(12,342,895)
Administrator Class	(18,992,299)	(182,054,587)	(34,686,573)	(333,645,141)
Institutional Class	(338,136,283)	(3,245,942,869)	(370,417,838)	(3,562,999,025)
Investor Class	N/A	N/A	(41,749,601)[1]	(402,219,702)[1]

		(3,709,366,577)		(4,801,527,763)

Net decrease in net assets resulting from capital share transactions		(98,959,120)		(130,189,434)

Total decrease in net assets		(142,835,513)		(120,622,750)

Net assets
Beginning of period		5,529,426,315		5,650,049,065

End of period		$5,386,590,802		$5,529,426,315

Overdistributed net investment income		$(485,748)		$(486,020)

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.63	$9.61	$9.64	$9.64	$9.64	$9.64
Net investment income	0.02	0.04	0.02	0.04	0.04	0.10
Net realized and unrealized gains (losses) on investments	(0.08)	0.02	(0.03)	0.00 [2]	(0.02)	0.00 [2]

Total from investment operations	(0.06)	0.06	(0.01)	0.04	0.02	0.10
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	(0.04)	(0.02)	(0.10)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.02)	(0.04)	(0.02)	(0.04)	(0.02)	(0.10)
Net asset value, end of period	$9.55	$9.63	$9.61	$9.64	$9.64	$9.64
Total return[3]	(0.57)%	0.61%	(0.07)%	0.35%	0.31%	0.96%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.50%	0.38%	0.23%	0.34%	0.32%	0.95%
Supplemental data
Portfolio turnover rate	28%[4]	41%[4]	44%[4]	51%[4]	65%[4]	111%
Net assets, end of period (000s omitted)	$1,159,323	$1,209,818	$961,485	$1,582,112	$1,914,970	$2,603,618

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.47	$9.49	$9.58	$9.62	$9.64	$9.64
Net investment income (loss)	(0.01)[2]	(0.04)[2]	(0.11)	(0.04)[2]	(0.06)	0.02
Net realized and unrealized gains (losses) on investments	(0.07)	0.02	0.02	0.00 [3]	0.04	0.00 [3]

Total from investment operations	(0.08)	(0.02)	(0.09)	(0.04)	(0.02)	0.02
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	(0.02)
Net asset value, end of period	$9.39	$9.47	$9.49	$9.58	$9.62	$9.64
Total return[4]	(0.84)%	(0.19)%	(0.93)%	(0.40)%	(0.21)%	0.25%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.51%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	(0.25)%	(0.37)%	(0.52)%	(0.41)%	(0.43)%	0.23%
Supplemental data
Portfolio turnover rate	28%[5]	41%[5]	44%[5]	51%[5]	65%[5]	111%
Net assets, end of period (000s omitted)	$28,278	$31,837	$42,289	$59,352	$89,148	$148,465

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.63	$9.61	$9.64	$9.64	$9.64	$9.64
Net investment income	0.03 [2]	0.04	0.03	0.04	0.04	0.10
Net realized and unrealized gains (losses) on investments	(0.08)	0.02	(0.03)	0.00 [3]	0.00 [3]	0.00 [3]

Total from investment operations	(0.05)	0.06	0.00	0.04	0.04	0.10
Distributions to shareholders from
Net investment income	(0.03)	(0.04)	(0.03)	(0.04)	(0.04)	(0.10)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.03)	(0.04)	(0.03)	(0.04)	(0.04)	(0.10)
Net asset value, end of period	$9.55	$9.63	$9.61	$9.64	$9.64	$9.64
Total return[4]	(0.54)%	0.68%	0.00%	0.42%	0.38%	1.03%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.69%	0.69%	0.69%	0.68%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.57%	0.45%	0.30%	0.41%	0.39%	0.95%
Supplemental data
Portfolio turnover rate	28%[5]	41%[5]	44%[5]	51%[5]	65%[5]	111%
Net assets, end of period (000s omitted)	$1,414,519	$226,125	$328,134	$407,791	$482,711	$597,108

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

[5]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.63	$9.61	$9.64	$9.64	$9.64	$9.64
Net investment income	0.04	0.07	0.05	0.06	0.06	0.12
Net realized and unrealized gains (losses) on investments	(0.08)	0.02	(0.03)	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	(0.04)	0.09	0.02	0.06	0.06	0.12
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.05)	(0.06)	(0.06)	(0.12)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.04)	(0.07)	(0.05)	(0.06)	(0.06)	(0.12)
Net asset value, end of period	$9.55	$9.63	$9.61	$9.64	$9.64	$9.64
Total return[3]	(0.42)%	0.91%	0.23%	0.65%	0.61%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.80%	0.68%	0.54%	0.64%	0.61%	1.23%
Supplemental data
Portfolio turnover rate	28%[4]	41%[4]	44%[4]	51%[4]	65%[4]	111%
Net assets, end of period (000s omitted)	$2,784,470	$4,061,647	$3,930,234	$3,403,244	$3,085,284	$3,158,674

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The

22	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$4,892,544	$0	$4,892,544

Municipal obligations	0	5,104,835,011	0	5,104,835,011

Other	0	228,832,791	0	228,832,791

Short-term investments
Investment companies	100,899,889	0	0	100,899,889
U.S. Treasury securities	249,750	0	0	249,750
Total assets	$101,149,639	$5,338,560,346	$0	$5,439,709,985

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.60% for Administrator Class shares, and 0.37% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

24	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $7 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,129 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $2,689 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $1,304,477,195 and $1,136,931,501, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $13,384,958 in short futures contracts during the six months ended December 31, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	25
9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Ultra Short-Term Municipal Income Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300488 02-17 SA258/SAR258 12-16

Semi-Annual Report

December 31, 2016

Wells Fargo Wisconsin Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2016. The Federal Reserve (Fed) raised the federal funds rate in December by 0.25%. Municipal bond yields rose sharply in the fourth quarter. The Bloomberg Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, lost 3.91% during the six-month reporting period.

Municipal bond yields rose during the reporting period.

The municipal market reversed course in the second half of 2016, with yields increasing and prices declining. Initially the sell-off was driven by negative supply and demand trends, also known as technical factors. By the fourth quarter, fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. These deteriorating technical factors, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as the market sold-off.

Stronger economic indicators drove monetary policy.

On December 14, the Fed hiked the short-term interest rate by 0.25% to reach a target range of 0.50% to 0.75%. This was the second rate increase in more than 10 years, with the Fed citing job gains and lower than expected unemployment of 4.6%. The Fed confirmed the continuation of an accommodative monetary policy to support a stronger labor market and reiterated its long-term objective of a 2% inflation rate, which increased slightly during the fourth quarter but fell short of the benchmark. The Fed expressed confidence in the economy’s progress and expects this positive trajectory to continue. Both sentiments helped to bolster the Fed’s expectation of three additional rate increases during 2017.

Meanwhile, the Bank of England continued its quantitative-easing program and lowered the official bank rate to 0.25% in August 2016. The Bank of Japan maintained its negative interest rate put in place earlier in the year, and in September announced an interest rate target for 10-year government bonds—keeping the yield at zero—as it struggles to accelerate economic growth. In December, the European Central Bank announced that it will extend its quantitative-easing program and continue purchasing large amounts of eurozone corporate and government debt each month through December 2017.

U.S. economic data released during the fourth quarter showed that U.S. real gross domestic product increased at an annual 3.5% rate in the third quarter, the largest increase since mid-2014. Business investment by U.S. companies was mixed, with a 12.0% increase in structures and 4.5% decrease in equipment over the prior quarter on an annualized basis. Consumer confidence hit pre-recession levels for the first time in November, and increased again in December. The dollar strengthened during the quarter’s post-election period.

Supply and demand trends reflected volatility of municipals.

Demand for municipal debt, as measured by cash flows to municipal bond mutual funds, was negative for the reporting period. There were $19 billion of inflows from July through October, but a sharp reversal occurred post-election, with $26 billion of redemptions in the last two months of the year. This followed a

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	3

noteworthy 54 consecutive weeks of inflows. On the supply side, August through October saw 30-year record-breaking volumes each month; both refundings and new issuance were up. These levels were attributed to deals pulled forward in anticipation of higher interest rates. Not surprisingly, December volume was down 25% year-over-year to $19 billion. Total municipal bond issuance for the period was $219 billion; new issuance outpaced refundings by $18 billion.

Municipal credit fundamentals were solid.

Overall, municipal credit was sound for the period. The most significant development was the election of Ricardo Rossello as governor of the Commonwealth of Puerto Rico. In the past, prices of Puerto Rico bonds reflected negative credit considerations, including defaults on its securities in 2015 and early 2016, but recent events point to a potentially more positive fiscal environment. Rossello campaigned, in part, on a platform that included promises to ultimately pay 100% of interest due on Puerto Rico’s outstanding municipal debt, negotiate with bondholders, and ration government expenditures. This stance is a major shift from his predecessor who focused on a bankruptcy mechanism.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Thomas Stoeckmann

Average annual total returns (%) as of December 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WWTFX)	3-31-2008	(4.76)	1.54	2.99	(0.25)	2.49	3.47	0.93	0.70
Class C (WWTCX)	12-26-2002	(2.00)	1.72	2.68	(1.00)	1.72	2.68	1.68	1.45
Institutional Class (WWTIX)	10-31-2016	–	–	–	(0.22)	2.49	3.47	0.60	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	0.25	3.28	4.25	–	–
Bloomberg Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	0.04	2.96	4.31	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed Wisconsin and Puerto Rico municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	5

Effective maturity distribution as of December 31, 2016[6]

Credit quality as of December 31, 2016[7]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Wisconsin Municipal Bond Index (formerly known as Barclays Wisconsin Municipal Bond Index) is the Wisconsin component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$970.63	$3.47	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Class C
Actual	$1,000.00	$966.97	$7.17	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%
Institutional Class
Actual	$1,000.00	$970.92	$2.58	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.26%

Guam: 15.15%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,124,440
Guam Government Business Privilege Tax Series B1 (Tax Revenue)	5.00	1-1-2042	500,000	520,395
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2021	2,250,000	2,483,753
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2022	1,500,000	1,677,480
Guam Government Limited Obligation Bonds Section 30 Series A (Tax Revenue)	5.00	12-1-2019	1,500,000	1,617,210
Guam Government Limited Obligation Bonds Section 30 Series A (Tax Revenue)	5.00	12-1-2021	2,000,000	2,217,340
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,105,420
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,112,300
Guam Government Series A (GO Revenue)	7.00	11-15-2039	2,000,000	2,301,320
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2021	300,000	328,272
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	829,126
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	696,222
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	100,000	107,951
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2020	100,000	109,557
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2021	2,500,000	2,725,625
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	1,500,000	1,702,080
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,696,039
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	546,645

				23,901,175

Illinois: 5.67%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	737,460
Chicago IL Park District Special Recreation Activity Series E (GO Revenue)	5.00	11-15-2027	1,000,000	1,127,640
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2034	2,000,000	2,073,380
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,641,605
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	525,750
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	260,455
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,575,230

				8,941,520

Michigan: 0.14%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	215,181

New Jersey: 1.89%
New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	969,801
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	954,060
New Jersey TTFA Federal Highway Reimbursement Series A1 (Transportation Revenue)	5.00	6-15-2030	1,000,000	1,064,310

				2,988,171

Ohio: 1.29%
Akron OH Bath Copley Joint Township Hospital District Summa Health System Obligated Group (Health Revenue)	5.25	11-15-2041	1,500,000	1,616,100
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	1,000,000	418,470

				2,034,570

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 6.55%
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50%	7-1-2017	$1,000,000	$1,017,880
Puerto Rico HFA Subordinated Capital Fund Modernization Program Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	641,454
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,048,930
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	330,759
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2017	1,000,000	1,013,070
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,375,000	1,412,249
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,500,000	1,560,045
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	20,000	20,350
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,275,790
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	20,000

				10,340,527

Virgin Islands: 8.37%
Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00	9-1-2020	750,000	803,955
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,236,394
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	4.00	10-1-2020	450,000	450,833
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,127,560
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Tobacco Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,142,180
Virgin Islands PFA Series A (Tobacco Revenue)	5.00	10-1-2018	4,505,000	4,437,290
Virgin Islands PFA Unrefunded Balance Bonds Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	10,700

				13,208,912

Wisconsin: 60.20%
Blue Mounds WI CDA Series A (Miscellaneous Revenue)	1.25	4-1-2017	50,000	50,016
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	547,993
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	743,640
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,070
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,106
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.70	6-1-2017	250,000	249,790
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.90	6-1-2018	200,000	198,940
Cudahy WI CDA Series C (Miscellaneous Revenue)	1.05	6-1-2019	125,000	123,510
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	300,000	297,987
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,660,964
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,753,329
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	208,472

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00%	4-1-2030	$1,410,000	$1,503,934
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	270,198
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	108,363
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	283,470
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	459,110
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	855,483
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	52,603
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	106,360
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	331,660
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	252,914
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	215,842
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	463,293
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	452,523
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	905,742
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	163,401
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	516,900
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,397,550
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2027	1,020,000	1,166,829
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2028	1,000,000	1,140,090
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2031	750,000	848,573
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.85	8-1-2020	200,000	202,312
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.90	8-1-2021	405,000	409,305
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	302,754
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	988,154
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,412,666
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,721,408
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,260,293
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	50,557
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	913,361
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,195,750
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2038	2,105,000	2,105,000
Milwaukee WI Series B6 (GO Revenue)	2.00	4-1-2021	175,000	176,211
Milwaukee WI Series B6 (GO Revenue)	3.00	4-1-2024	570,000	595,245
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2022	350,000	401,867
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2023	580,000	676,129
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2025	550,000	654,209
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,086,470
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,718,051
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.30	12-1-2017	50,000	49,883
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	49,789
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,057
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	100,007
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,060,610
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	199,392
Southeast Wisconsin Professional Baseball Park District (Miscellaneous Revenue, National Insured) ¤	0.00	12-15-2017	500,000	494,405

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50%	12-15-2017	$1,765,000	$1,835,847
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	410,807
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	111,240
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,333,500
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,899,776
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	2,884,331
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	300,765
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	220,598
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	250,790
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	54,233
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	181,751	94,456
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2042	1,500,000	1,500,000
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	339,355
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	155,889
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	156,617
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	260,983
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	721,692
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	275,000	257,609
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	189,918
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	69,647
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,198,540
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,472,457
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	1,005,000	1,157,690
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	813,030
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,288,097
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2032	1,100,000	1,152,085
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2033	920,000	958,263
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2034	2,000,000	2,071,740
Wisconsin Dells CDA (Miscellaneous Revenue)	4.60	3-1-2025	175,000	175,250
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,522,466
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,021,890
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,726,890
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	1,991,882
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	25,000	25,684
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2031	900,000	933,903
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2033	550,000	564,938
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,415,848
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	60,000	62,777
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75%	5-1-2037	$260,000	$260,101
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	1,962,979
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Trust Company NA LOC) ø	0.86	8-1-2046	1,680,000	1,680,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	49,959
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	49,907
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	54,922
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	54,883
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	54,825
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	54,886
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	102,390
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	128,154
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	807,680
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	2,835,000	2,957,727
Wisconsin Housing & EDA Series C (Housing Revenue)	3.88	11-1-2035	1,000,000	999,300
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	515,000	556,210

				94,973,953

Total Municipal Obligations (Cost $155,584,699)				156,604,009

Total investments in securities (Cost $155,584,699) *	99.26%	156,604,009
Other assets and liabilities, net	0.74	1,175,290

Total net assets	100.00%	$157,779,299

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is $155,582,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,164,633
Gross unrealized losses	(2,142,859)

Net unrealized gains	$1,021,774

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Wisconsin Tax-Free Fund	Statement of assets and liabilities—December 31, 2016 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $155,584,699)	$156,604,009
Cash	261,760
Receivable for investments sold	10,000
Receivable for Fund shares sold	251,442
Receivable for interest	1,654,229
Prepaid expenses and other assets	39,962

Total assets	158,821,402

Liabilities
Distributions payable	48,948
Payable for Fund shares redeemed	824,737
Management fee payable	17,019
Distribution fee payable	6,975
Administration fees payable	22,976
Accrued expenses and other liabilities	121,448

Total liabilities	1,042,103

Total net assets	$157,779,299

NET ASSETS CONSIST OF
Paid-in capital	$156,767,054
Overdistributed net investment income	(10,498)
Accumulated net realized gains on investments	3,433
Net unrealized gains on investments	1,019,310

Total net assets	$157,779,299

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$146,846,018
Shares outstanding – Class A1	13,725,699
Net asset value per share – Class A	$10.70
Maximum offering price per share – Class A2	$11.20
Net assets – Class C	$10,223,134
Shares outstanding – Class C1	955,600
Net asset value per share – Class C	$10.70
Net assets – Institutional Class	$710,147
Shares outstanding – Institutional Class[1]	66,386
Net asset value per share – Institutional Class	$10.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	13

Investment income
Interest	$2,508,290

Expenses
Management fee	341,153
Administration fees
Class A	127,511
Class C	8,775
Institutional Class	88 [1]
Shareholder servicing fees
Class A	199,236
Class C	13,711
Distribution fee
Class C	41,132
Custody and accounting fees	4,865
Professional fees	28,313
Registration fees	33,746
Shareholder report expenses	52,504
Trustees’ fees and expenses	17,968
Other fees and expenses	2,932

Total expenses	871,934
Less: Fee waivers and/or expense reimbursements	(233,981)

Net expenses	637,953

Net investment income	1,870,337

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	1,201

Net change in unrealized gains (losses) on investments	(6,908,551)

Net realized and unrealized gains (losses) on investments	(6,907,350)

Net decrease in net assets resulting from operations	$(5,037,013)

[1]	For the period from October 31, 2016 (commencement of class operations) to December 31, 2016

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Wisconsin Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2016 (unaudited)		Year ended June 30, 2016

Operations
Net investment income		$1,870,337		$3,620,411
Net realized gains on investments		1,201		196,798
Net change in unrealized gains (losses) on investments		(6,908,551)		4,774,120

Net increase (decrease) in net assets resulting from operations		(5,037,013)		8,591,329

Distributions to shareholders from
Net investment income
Class A		(1,785,630)		(2,546,869)
Class C		(81,866)		(164,380)
Institutional Class		(2,840)[1]		N/A
Investor Class		N/A		(909,162)[2]
Net realized gains
Class A		(142,178)		(46,148)
Class C		(9,882)		(3,206)
Institutional Class		(994)[1]		N/A

Total distributions to shareholders		(2,023,390)		(3,669,765)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	989,960	10,818,118	14,703,085	160,926,790
Class C	61,258	674,845	130,742	1,437,094
Institutional Class	97,954 [1]	1,054,329 [1]	N/A	N/A
Investor Class	N/A	N/A	505,794 [2]	5,498,632 [2]

		12,547,292		167,862,516

Reinvestment of distributions
Class A	157,758	1,723,387	211,387	2,330,732
Class C	8,218	89,654	15,074	165,617
Institutional Class	349 [1]	3,730 [1]	N/A	N/A
Investor Class	N/A	N/A	59,864 [2]	650,999 [2]

		1,816,771		3,147,348

Payment for shares redeemed
Class A	(1,798,421)	(19,576,496)	(2,737,029)	(30,185,352)
Class C	(94,747)	(1,036,085)	(173,105)	(1,899,783)
Institutional Class	(31,917)[1]	(340,403)[1]	N/A	N/A
Investor Class	N/A	N/A	(12,142,203)[2]	(132,592,719)[2]

		(20,952,984)		(164,677,854)

Net increase (decrease) in net assets resulting from capital share transactions		(6,588,921)		6,332,010

Total increase (decrease) in net assets		(13,649,324)		11,253,574

Net assets
Beginning of period		171,428,623		160,175,049

End of period		$157,779,299		$171,428,623

Overdistributed net investment income		$(10,498)		$(10,499)

[1]	For the period from October 31, 2016 (commencement of class operations) to December 31, 2016

[2]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.16	$10.83	$10.96	$10.86	$11.09	$10.68
Net investment income	0.13	0.25	0.24	0.33	0.27	0.34
Net realized and unrealized gains (losses) on investments	(0.45)	0.33	(0.02)	0.18	(0.22)	0.42

Total from investment operations	(0.32)	0.58	0.22	0.51	0.05	0.76
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.24)	(0.33)	(0.27)	(0.34)
Net realized gains	(0.01)	(0.00)[1]	(0.11)	(0.08)	(0.01)	(0.01)

Total distributions to shareholders	(0.14)	(0.25)	(0.35)	(0.41)	(0.28)	(0.35)
Net asset value, end of period	$10.70	$11.16	$10.83	$10.96	$10.86	$11.09
Total return[2]	(2.94)%	5.44%	2.07%	4.80%	0.46%	7.19%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.94%	0.90%	0.92%	0.90%	0.92%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.24%	2.26%	2.22%	3.02%	2.44%	3.06%
Supplemental data
Portfolio turnover rate	10%	16%	28%	25%	31%	14%
Net assets, end of period (000s omitted)	$146,846	$160,480	$23,824	$19,825	$25,641	$20,844

[1]	Amount is less than $0.005 per share.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2016 (unaudited)	Year ended June 30
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.16	$10.83	$10.96	$10.86	$11.09	$10.68
Net investment income	0.08	0.17	0.16	0.25	0.19	0.26
Net realized and unrealized gains (losses) on investments	(0.45)	0.33	(0.02)	0.18	(0.22)	0.42

Total from investment operations	(0.37)	0.50	0.14	0.43	(0.03)	0.68
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.16)	(0.25)	(0.19)	(0.26)
Net realized gains	(0.01)	(0.00)[1]	(0.11)	(0.08)	(0.01)	(0.01)

Total distributions to shareholders	(0.09)	(0.17)	(0.27)	(0.33)	(0.20)	(0.27)
Net asset value, end of period	$10.70	$11.16	$10.83	$10.96	$10.86	$11.09
Total return[2]	(3.30)%	4.66%	1.31%	4.02%	(0.29)%	6.40%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.68%	1.65%	1.67%	1.65%	1.67%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.49%	1.52%	1.47%	2.28%	1.69%	2.32%
Supplemental data
Portfolio turnover rate	10%	16%	28%	25%	31%	14%
Net assets, end of period (000s omitted)	$10,223	$10,949	$10,923	$10,431	$12,094	$11,393

[1]	Amount is less than $0.005 per share.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	17

(For a share outstanding throughout each period)

Period ended December 31, 2016 (unaudited)[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.99
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	(0.28)

Total from investment operations	(0.23)
Distributions to shareholders from
Net investment income	(0.05)
Net realized gains	(0.01)

Total distributions to shareholders	(0.06)
Net asset value, end of period	$10.70
Total return[2]	(2.12)%
Ratios to average net assets (annualized)
Gross expenses	0.65%
Net expenses	0.52%
Net investment income	2.59%
Supplemental data
Portfolio turnover rate	10%
Net assets, end of period (000s omitted)	$710

[1]	For the period from October 31, 2016 (commencement of class operations) to December 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	19

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$156,604,009	$0	$156,604,009

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

20	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $7 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,045 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2016, Funds Distributor received $1,374 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	21

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2016 were $20,236,551 and $15,110,000, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended December 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

22	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbrevations	Wells Fargo Wisconsin Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300489 02-17 SA259/SAR259 12-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Intermediate Tax-AMT-Free Fund, Wells Fargo Municipal Bond Fund, and Wells Fargo Ultra Short-Term Municipal Income Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Intermediate Tax-AMT-Free Fund, Wells Fargo Municipal Bond Fund, and Wells Fargo Ultra Short-Term Municipal Income Fund are filed under this Item.

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.80%

Alabama: 0.26%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,736,598
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	3,325,000	3,462,954

				6,199,552

Alaska: 0.18%
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,322,134
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,099,470

				4,421,604

Arizona: 1.68%
Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,553,213
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,435,611
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	873,808
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,112,830
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2024	1,575,000	1,781,672
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2025	1,270,000	1,425,639
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	487,855
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,147,450
McAllister AZ Arizona State University Hassayampa Academic Village Project (Education Revenue)	5.00	7-1-2025	750,000	883,095
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2024	4,000,000	4,606,440
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2026	1,175,000	1,369,651
Phoenix AZ (GO Revenue)	5.00	7-1-2026	3,810,000	4,663,669
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,521,950
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	775,000	786,904
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,024,350
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	516,744
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	800,765
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,116,117

				40,107,763

California: 9.19%
Acalanes CA Union High School District Refunding Bonds (GO Revenue)	5.00	8-1-2017	2,070,000	2,119,494
Alameda CA Corridor Transportation Authority CAB Subordinated Lien Prerefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,114,458
Alameda CA Corridor Transportation Authority CAB Subordinated Lien Unrefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,307,340
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,762,800

2	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	1.97%	4-1-2036	$9,810,000	$9,847,474
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,542,350
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,586,578
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,838,408
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,809,465
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,675,000	1,776,187
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,047,633
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,143,040
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	13,871,036
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,156,616
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,417,210
California Various Purposes (GO Revenue)	5.00	8-1-2030	1,500,000	1,772,955
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	8,791,871
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,375,380
Chino Basin CA Desalter Authority Series A (Water & Sewer Revenue)	4.00	6-1-2028	2,000,000	2,189,240
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	933,538
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,292,184
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2019	1,490,000	1,610,407
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2020	2,000,000	2,211,280
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,273,100
Foothill De Anza CA Community College District Certificate of Participation (Miscellaneous Revenue)	5.00	4-1-2033	500,000	558,065
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,737,860
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,106,790
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	2,928,042
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.29	7-1-2027	10,000,000	8,901,900
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,665,206
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,383,080
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	1,952,426
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,438,532
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,362,180
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,348,380
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,154,595
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,862,785
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,604,190
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,526,232
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,452,130
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	2,981,583
Rio Hondo CA Community College District (GO Revenue) ¤	0.00	8-1-2030	2,315,000	1,367,957
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,182,160

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00%	8-15-2030	$1,075,000	$1,235,992
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,590,633
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	583,085
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,158,750
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,283,400
San Gorgonio CA Memorial Healthcare District (GO Revenue)	7.00	8-1-2029	2,000,000	2,071,260
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,129,552
San Jose CA MFHR Casa Del Pueblo Apartments Project Series D (Housing Revenue) ±##	0.95	12-1-2017	10,000,000	9,987,900
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,483,088
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	558,520
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	553,435
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,438,100
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,135,740
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,519,424
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,566,768
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,776,810
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,694,465
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	17,397,300
University of California Prerefunded Series Q (Education Revenue)	5.25	5-15-2024	2,090,000	2,145,113
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	66,665
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	467,036
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	971,880
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,320,007
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	264,901
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,292,027

				219,995,988

Colorado: 0.69%
Adams County CO 12 Five Star Schools Series B (GO Revenue)	5.00	12-15-2028	3,800,000	4,556,124
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	523,635
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	940,813
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	205,000	210,787
Colorado ECFA University of Denver Project (Education Revenue, National Insured)	5.25	3-1-2025	1,110,000	1,298,811
Denver CO Convention Center Hotel Authority Refunding Bond (Industrial Development Revenue)	5.00	12-1-2023	3,000,000	3,354,420
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	5,697,050

				16,581,640

4	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 3.02%
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.00%	7-1-2042	$25,000,000	$24,530,750
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	9,975,600
Connecticut HEFAR Yale University Issue Series A-2 (Education Revenue) ±	2.00	7-1-2042	3,295,000	3,048,962
Connecticut Series A (Miscellaneous Revenue) ±	1.57	3-1-2022	3,000,000	2,998,500
Connecticut Series A (Miscellaneous Revenue) ±	1.82	4-15-2019	2,300,000	2,311,178
Connecticut Series A (Miscellaneous Revenue) ±	1.97	4-15-2020	3,300,000	3,329,931
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,318,660
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,145,490
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,303,864
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,309,322
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,120,030
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,132,950
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,325,478
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,117,300
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,401,557
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,573,066
University of Connecticut Series A (Education Revenue)	5.00	3-15-2027	1,000,000	1,180,110
University of Connecticut Series A (Education Revenue)	5.00	3-15-2028	2,000,000	2,348,820
University of Connecticut Series A (Education Revenue)	5.00	3-15-2031	5,075,000	5,846,451

				72,318,019

Delaware: 0.08%
Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	1,985,080

District of Columbia: 0.59%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,140,730
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,019,347
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,944,995
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,553,222
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,427,867

				14,086,161

Florida: 5.24%
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	5,833,650
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,184,811
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,535,904
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	2,871,800
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	5,715,400
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2023	3,910,000	4,576,499

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00%	7-1-2025	$4,950,000	$5,896,886
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,670,000	1,710,147
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,055,590
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,437,500
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,710,954
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,020,140
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,377,086
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2025	2,065,000	2,415,183
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,645,609
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,855,564
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,666,654
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.27	9-25-2024	11,960,000	11,960,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	1.11	5-1-2037	18,235,000	18,235,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,453,480
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,555,020
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	799,246
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,140,865
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,207,060
Orange County FL School Board Certificate of Participation Series C (Miscellaneous Revenue)	5.00	8-1-2029	2,000,000	2,310,720
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,521,527
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,555,850
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	922,779
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,039,677
Tender Option Bond Trust Receipt/Certificates for Seminole County FL Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144Aø	0.87	4-1-2027	5,250,000	5,250,000
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	1,951,561
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	928,212

				125,340,374

Georgia: 1.48%
Columbus GA Water & Sewerage Bond (Water & Sewer Revenue)	5.00	5-1-2035	1,200,000	1,387,764
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	1,000,000	994,380
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,570,825

6	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00%	10-1-2019	$5,000,000	$5,436,100
Georgia Series F (Miscellaneous Revenue)	5.00	7-1-2026	10,000,000	12,317,100
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,123,520
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	2,000,000	1,981,340
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,643,619
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	6,000,000	5,958,300

				35,412,948

Guam: 0.35%
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,345,000	1,448,565
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,094,780
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	383,569
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,734,225
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,121,180
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,690,875

				8,473,194

Illinois: 15.88%
Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	732,719
Champaign & Coles Counties IL Community College District #505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,062,360
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,000,000	817,160
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,233,031
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,511,778
Chicago IL Board of Education School Reform Series A (GO Revenue, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,518,344
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.55	3-1-2036	10,000,000	9,437,700
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,764,423
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,201,075
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	2,400,540
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	4,101,300
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,114,985
Chicago IL CAB Series A (GO Revenue, National Insured)	5.44	1-1-2018	1,725,000	1,730,330
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,781,225
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,935,493
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,746,973
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	9,697,914
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	8,931,840
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,038,680
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25	1-1-2025	4,075,000	4,439,183
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	782,518
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,150,000	2,249,588
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,118,383

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Park District Series C (GO Revenue)	5.00%	1-1-2022	$1,515,000	$1,674,802
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,645,190
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	634,170
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,529,149
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,218,580
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,186,843
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	1,923,847
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,276,471
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	500,000	548,565
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,193,140
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,260,010
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,086,970
Chicago IL Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,613,387
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,025,400
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	965,650
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2019	2,500,000	2,505,125
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	736,913
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	4,020,000	4,009,709
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,443,451
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,707,195
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,750,000	4,896,728
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	1,744,000
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,484,502
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,658,493
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	4,886,700
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	16,913,374
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	365,000	366,048
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	517,420
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,178,460
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,843,958
Chicago IL Unrefunded Balance (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,282
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,471,481
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,119,193
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,177,740
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,075,720
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,071,270
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,066,840
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,003,360
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,384,838
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,425,225
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2028	1,250,000	1,368,475
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,272,100
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,473,824
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	7,915,058
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,361,062

8	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Cook County IL Series A (GO Revenue)	5.25%	11-15-2024	$2,200,000	$2,422,882
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	658,830
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,479,213
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,413,837
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,695,784
DuPage County IL High School District (GO Revenue, AGM Insured)	5.00	1-1-2021	1,000,000	1,001,400
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,005,710
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,056,710
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,096,362
Huntley IL Special Service Area #9 (Tax Revenue, AGC Insured)	4.60	3-1-2017	325,000	325,910
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,683,443
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,547,510
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	18,240,023
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,181,000
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	1,000,000	1,018,570
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,324,800
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,396,186
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,290,160
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,641,487
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	3,920,000	4,105,416
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2026	680,000	770,590
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,509,575
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,104,213
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,210,165
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	9,996,088
Illinois Sales Tax Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,083,940
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	4,662,765
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,671,900
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	10,676,319
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	184,581
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,414,520
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,738,625
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,284,250
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,807,475
Illinois Unrefunded Balance Series B (Tax Revenue)	5.00	6-15-2018	825,000	864,815
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,315,712
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50	1-1-2024	3,100,000	3,399,026
Kane, McHenry, Cook & DeKalb Counties IL Unified School District (GO Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,000,240
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,105,180
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,269,460
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,574,048

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00%	1-1-2021	$2,740,000	$2,846,559
Northern Illinois University Board of Trustees Auxiliary Facilities (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,063,010
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,466,523
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,122,950
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,950,000	1,569,341
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,625,308
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,570,967
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	484,975
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	604,598
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,582,184
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,187,800
University of Illinois Board of Trustees Certificate of Participation Prerefunded Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	1,045,000	1,076,611
University of Illinois Board of Trustees Certificate of Participation Unrefunded Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	955,000	981,091
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,363,179

				380,017,076

Indiana: 1.63%
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,016,080
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,545,737
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,741,802
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,181,804
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	4,871,925
Indiana Finance Authority Southern Indiana Gas & Electric Company Project Series D (Utilities Revenue) ±	1.95	3-1-2024	4,000,000	4,022,600
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,365,740
Indiana Finance Authority Wastewater Utilities CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,648,545
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	905,570
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,184,490
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	864,808
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,598,795
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,158,480
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,774,062
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,286,400
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	210,000	210,901

10	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Knox County IN EDA Series A (Health Revenue)	5.00%	4-1-2022	$925,000	$999,888
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	714,443
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	794,835
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	275,735
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	764,547
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,083,560
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00	7-15-2024	750,000	875,385

				38,886,132

Iowa: 0.89%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond (GO Revenue)	5.00	6-1-2027	2,310,000	2,675,327
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.95	4-1-2022	3,000,000	3,000,000
Iowa Higher Education Loan Authority Private College Facility RAN (Education Revenue)	1.00	9-1-2018	7,000,000	6,903,260
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,096,330
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,606,592

				21,281,509

Kansas: 0.24%
Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	2,969,246
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,466,725
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,180,000	1,317,996

				5,753,967

Kentucky: 0.50%
Kentucky EDFA Series B2 (Health Revenue) ±	1.32	2-1-2046	1,250,000	1,234,263
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	888,150
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,338,215
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,504,168
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	698,557
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	789,404
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45	6-18-2018	2,438,396	2,498,453

				11,951,210

Louisiana: 0.92%
Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,732,095
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,081,090

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00%	2-1-2030	$1,000,000	$1,124,760
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	55,917
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,309,320
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,101,274
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,744,033
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,061,062
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,054,375
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,647,674

				21,911,600

Maryland: 1.80%
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	5,000,000	4,936,700
Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E (Housing Revenue) 144A	1.35	1-1-2019	5,000,000	4,956,900
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	532,400
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.24	5-15-2038	3,870,000	3,879,714
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,612,250
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	16,929,900
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,469,415
Westminster MD Educational Facilities McDaniel College (Education Revenue)	5.00	11-1-2026	2,450,000	2,781,118

				43,098,397

Massachusetts: 3.05%
Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	6,969,770
Massachusetts Consolidate Loan Series D (GO Revenue)	5.00	9-1-2028	10,000,000	11,880,100
Massachusetts Consolidate Loan Series I (Miscellaneous Revenue)	5.00	12-1-2030	2,570,000	3,071,433
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,127,050
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	10,000,000	9,678,500
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,043,739
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,120,222
Massachusetts Development Finance Agency MFHR RTH Restoration Housing Limited Partnership (Housing Revenue, Bank of America NA LOC)	1.05	11-1-2017	2,300,000	2,295,469
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	699,495
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,083,000
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,000,260
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,081,003
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.60	7-1-2038	14,000,000	13,999,860
Massachusetts Housing Finance Agency Multifamily Conduit Wood Ridge Homes Project Series A (Housing Revenue) ±	1.05	12-1-2017	9,000,000	8,992,980

				73,042,881

12	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 4.05%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50%	11-1-2017	$1,475,000	$1,522,879
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2018	3,000,000	3,109,950
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2019	1,500,000	1,554,975
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2020	2,700,000	2,798,955
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,032,758
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,285,118
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,991,352
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	95,000	95,523
Great Lakes MI Water Authority Sewage Disposal System Series C (Water & Sewer Revenue)	5.00	7-1-2030	3,350,000	3,747,511
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,277,926
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,062,870
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2030	1,040,000	1,224,496
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,907,535
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,905,750
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,101,133
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,791,085
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	455,372
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	896,152
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,574,519
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,191,136
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,142,880
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,312,320
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,033,470
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,193,680
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,097,860
Michigan Grant Anticipation Refunding Bond (Miscellaneous Revenue)	5.00	3-15-2027	3,000,000	3,564,780
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,083,933
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	415,000	415,585
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (s)(i)	6.25	10-1-2023	815,000	244,345
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,703,368
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,643,750
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,346,938
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,863,390
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,618,259

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38%	5-1-2025	$4,000,000	$4,039,160
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2027	600,000	694,074
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2029	1,000,000	1,141,900
Western Michigan University Board of Trustees (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	848,633
Western Townships MI Utilities Authority (GO Revenue)	5.00	1-1-2017	1,500,000	1,500,165

				97,015,485

Minnesota: 0.31%
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,555,501
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,659,625
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	200,000	200,332

				7,415,458

Mississippi: 0.82%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2020	1,000,000	1,093,160
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,378,786
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,190,000
Mississippi Development Bank Special Obligation Walnut Grove Correctional Facility Project (Miscellaneous Revenue)	5.00	8-1-2026	5,000,000	5,857,200

				19,519,146

Missouri: 0.30%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,114,202
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	430,000	436,360
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	260,000	262,366
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,684,965
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,113,780
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	457,467

				7,069,140

Nebraska: 0.13%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,109,160
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	538,385
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,403,185

				3,050,730

Nevada: 1.43%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,038,816
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	2,995,988
Clark County NV Refunding Bond Series B (GO Revenue)	5.00	11-1-2028	5,000,000	5,978,600
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	4,902,692
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,148,790

14	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nevada (continued)
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20%	7-1-2021	$500,000	$532,840
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,261,431
Las Vegas NV Series C (GO Revenue)	5.00	9-1-2030	1,000,000	1,167,980
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	720,000	731,678
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	600,000	613,734
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	785,000	807,278
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	202,100
Las Vegas NV Valley Water District Series B (GO Revenue)	5.00	6-1-2030	1,945,000	2,290,043
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,586,940

				34,258,910

New Hampshire: 0.07%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80	7-1-2028	1,610,000	1,661,633

New Jersey: 4.70%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,189,300
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	946,433
Middlesex County NJ (GO Revenue)	2.00	6-1-2024	1,845,000	1,805,259
New Jersey EDA Cigarette Tax Refunding Bonds (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,696,025
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,217,357
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	15,035,000	15,924,771
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2023	3,000,000	3,169,230
New Jersey EDA School Facilities Construction Refunding Bond Series PP (Miscellaneous Revenue)	5.00	6-15-2026	8,380,000	8,664,333
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,117,299
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,028,220
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,503,168
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,066,881
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,219,960
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,305,000	1,392,722
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,801,395
New Jersey TTFA Series A-1 and A-2 (Transportation Revenue)	5.00	6-15-2022	4,750,000	5,116,273
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,571,975
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.84	12-15-2022	19,775,000	19,775,000
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,590,640
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2028	2,130,000	2,187,489
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2029	2,200,000	2,251,238
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,829,675
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,032,499
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,141,046
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,144,180

				112,382,368

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.76%
Albuquerque Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue) %%	5.00%	8-1-2025	$400,000	$476,368
Albuquerque Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue) %%	5.00	8-1-2026	1,205,000	1,446,880
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,180,950
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	10,364,014
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,113,650
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,085,000	1,119,850
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	425,000	445,362
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	2,000,000	1,987,760

				18,134,834

New York: 8.37%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2026	625,000	735,325
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2027	350,000	408,454
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2030	365,000	417,502
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2041	435,000	482,537
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	2,982,507
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	6,930,732
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,534,308
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	5,891,000
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,047,162
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	9,789,874
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,264,505
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,263,080
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	2,933,320
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,770,338
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	886,048
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	733,552
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,039,945

16	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Monroe County NY Industrial Development Corporation Revenue St. John Fisher College Project Series A (Education Revenue)	5.00%	6-1-2020	$2,125,000	$2,308,196
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	404,632
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	344,628
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	466,016
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	879,492
New York City NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.86	11-1-2022	2,540,000	2,540,000
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,312,000
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	775,217
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,197,340
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.32	5-1-2018	800,000	800,440
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	5,896,950
New York Dormitory Authority Series A (Tax Revenue)	5.00	2-15-2031	3,000,000	3,547,830
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	4,803,375
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	3,929,053
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,550,190
New York NY Adjusted Fiscal 2014 Sub Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.64	8-1-2038	2,775,000	2,775,000
New York NY Municipal Water Finance Authority Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	1,937,185
New York NY Series B (GO Revenue)	5.00	12-1-2032	2,000,000	2,337,200
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	5,740,250
New York NY Series C & D (GO Revenue)	5.00	8-1-2028	3,000,000	3,540,690
New York NY Series J-4 (GO Revenue) ±	1.27	8-1-2025	10,000,000	10,003,600
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,109,284
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,316,224
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	5,893,950
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.85	11-1-2022	6,850,000	6,850,000
New York NY Transitional Finance Authority Sub Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,185,730
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,720,198
New York NY Water Finance Authority Sub Series BB-1 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.64	6-15-2039	6,500,000	6,500,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A##	4.20	2-1-2017	14,910,000	14,904,036
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,405,028
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	5,847,400
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,240,210
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,249,796
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,489,199
Oyster Bay NY RAN (GO Revenue)	3.75	3-31-2017	2,000,000	2,004,580

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00%	12-1-2020	$5,000,000	$5,493,250
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,217,052
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	448,153
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	553,735
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,578,849
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	435,000	445,397
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,451,038
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,112,050

				200,214,632

North Carolina: 0.64%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,474,668
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,763,630
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	285,120
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,150,390
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,833,535
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	98,350
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,197,407
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,586,438

				15,389,538

North Dakota: 0.23%
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	5,000,000	5,005,100
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	590,000	609,252

				5,614,352

Ohio: 1.54%
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,552,417
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,409,543
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	581,490
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	694,512
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,429,088
Columbus OH Various Purposes Series 2 (GO Revenue)	5.00	7-1-2026	1,775,000	2,174,393
Columbus OH Various Purposes Series A (GO Revenue)	4.00	8-15-2024	1,190,000	1,336,394
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,832,425
Kent University OH General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,222,644
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	2,000,000	836,940

18	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63%	10-1-2033	$1,750,000	$731,605
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	1,045,050
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,108,740
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,150,580
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75	6-1-2033	10,000,000	4,180,200
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	1,316,889
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	6,270,450
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	971,898
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	685,000	776,441
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	315,000	348,179

				36,969,878

Oklahoma: 2.01%
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,169,920
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2027	1,000,000	1,162,620
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,285,000	1,486,732
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,390,309
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,787,367
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,078,407
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,430,230
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,525,809
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,230,000	1,444,881
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,240,000	1,447,898
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	863,862
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	926,469
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2020	455,000	497,411
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,000,000	1,139,350
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,245,000	1,412,764
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,145,390
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,240,636

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00%	9-1-2025	$500,000	$579,265
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,324,163
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,310,000	1,433,140
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,085,130
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,096,220
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,105,710
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,730,149
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,311,946
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,447,173
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,387,856
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,416,837
Oklahoma Development Finance Authority Higher Education Master Real Property Series B (Miscellaneous Revenue)	4.00	6-1-2024	1,270,000	1,389,101
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,605,375
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,284,054
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	564,169
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,292,676
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,342,475
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,070,740
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	534,330

				48,150,564

Oregon: 0.38%
Medford OR Hospital Facilities Authority (Health Revenue)	5.00	10-1-2020	1,155,000	1,264,494
Oregon Facilities Authority Samaritan Health Services Project Series A (Health Revenue)	5.00	10-1-2026	1,500,000	1,703,055
Washington County OR Full Faith & Credit Obligations Series B (GO Revenue)	5.00	3-1-2022	5,345,000	6,152,897

				9,120,446

Pennsylvania: 8.77%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,631,340
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,626,990
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,238,614
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	3,959,878
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,590,800
Allegheny County PA Series 75 (GO Revenue)	5.00	11-1-2026	2,500,000	2,956,525
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	5,000,000	2,090,100
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.22	11-1-2039	10,000,000	10,077,500

20	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00%	12-1-2026	$2,400,000	$2,679,408
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2029	825,000	961,241
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2030	1,110,000	1,282,716
Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	922,998
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	100,000	101,715
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,521,248
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,547,018
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,371,339
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,245,960
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,019,162
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,449,772
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,522,640
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, AGC Insured)	4.70	8-1-2017	195,000	197,525
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2026	515,000	569,312
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2028	660,000	723,848
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2022	3,015,000	3,371,132
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2023	1,900,000	2,137,785
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2024	1,660,000	1,880,929
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	6,998,872
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,169,520
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2024	1,530,000	1,775,733
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2025	1,575,000	1,841,994
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2027	2,190,000	2,559,606
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	908,090
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	609,063
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,347,951
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,538,066
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,147,680
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	532,830
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,059,350
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	5,600,000	5,983,880
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,486,770
Pennsylvania Public School Building Authority (Education Revenue)	5.00	6-15-2025	2,265,000	2,576,619
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,059,900
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,223,060

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	12-1-2024	$1,250,000	$1,441,038
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,453,638
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,449,613
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,165,591
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,161,480
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2028	3,000,000	3,381,240
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2029	7,000,000	7,850,150
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2033	1,350,000	1,678,793
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue)	6.38	12-1-2038	2,000,000	2,345,320
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,305,000	1,391,078
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,060,160
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	770,088
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,475,000	1,498,821
Philadelphia PA IDA Master Charter School AID (Education Revenue)	5.00	8-1-2020	420,000	446,397
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	292,570
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,426,554
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,406,646
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,121,775
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,600,931
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2028	5,000,000	5,491,350
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2029	5,000,000	5,458,900
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2031	1,240,000	1,347,892
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2032	1,000,000	1,081,990
Philadelphia PA Series A (GO Revenue)	5.00	9-15-2021	7,000,000	7,874,160
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,151,120
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,406,230
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	2,974,719
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,051,611
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	4,971,563
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,130,060
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,092,260
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,359,091
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,345,038
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,378,960
State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2028	3,500,000	4,014,115
State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2033	4,425,000	4,977,107
State Public School Building Authority Pennsylvania Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	2,000,000	2,186,700

				209,731,228

22	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island: 0.19%
Providence RI Series A (GO Revenue, AGM Insured)	4.00%	1-15-2018	$2,115,000	$2,165,041
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,461,884

				4,626,925

South Carolina: 1.43%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	35,266
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	35,792
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,116,650
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,412,725
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,156,950
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,632,650
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,049,400
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	1,924,628
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,500,000	2,621,750
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	815,087
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,174,800
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,479,155
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,066,830
South Carolina Public Service Authority Series A (Utilities Revenue)	5.00	12-1-2037	12,215,000	13,611,907
University of South Carolina Athletic Facilities Series A (Education Revenue)	5.00	5-1-2027	855,000	1,016,569

				34,150,159

South Dakota: 0.04%
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	993,674

Tennessee: 0.29%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	831,728
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	269,150
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	626,640
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	345,000	365,717
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,189,862
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,478,092
White County TN (GO Revenue)	4.05	6-1-2020	1,010,000	1,067,540

				6,828,729

Texas: 8.92%
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,469,505
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	4,725,610
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,463,670
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,731,924
Austin TX Refunding Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,650,586
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,180,380
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	4.00	6-15-2032	2,000,000	2,136,080

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00%	6-15-2026	$2,140,000	$2,552,635
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2027	3,205,000	3,795,617
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,515,478
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,695,255
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	2,818,050
Central Texas Regional Mobility Authority Prerefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	985,000	1,069,533
Central Texas Regional Mobility Authority Series B (Transportation Revenue) ±	5.00	1-1-2045	8,000,000	8,627,760
Central Texas Regional Mobility Authority Unrefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	325,000	349,674
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,576,746
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,194,230
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,536,951
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2022	1,515,000	1,680,029
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,567,129
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,134,170
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,245,565
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2031	1,000,000	1,098,570
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00	2-15-2040	11,010,000	11,289,764
Dallas County TX Combination Tax and Parking Garage Certification of Obligation (GO Revenue)	5.00	8-15-2024	5,600,000	6,679,456
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	779,681
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	807,535
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,343,703
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,367,691
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,176,190
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,170,100
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,231,565
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2031	2,000,000	2,289,680
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2032	2,120,000	2,416,228
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	4.00	3-1-2026	755,000	834,396
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2020	650,000	716,112
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2021	510,000	574,316
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2022	1,000,000	1,144,260
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2023	620,000	720,223
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2024	1,660,000	1,955,663
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond (GO Revenue)	5.00	2-15-2026	3,000,000	3,640,890
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,139,640
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	1,630,000	1,638,835
Harris County TX Flood Control District Series A (GO Revenue)	5.00	10-1-2025	1,500,000	1,783,680
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	9,989,591
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	4,215,000	5,082,784
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	4,904,520
Hays County TX Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,018,345
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,051,970
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	740,000	742,353
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,000,000	5,018,450

24	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25%	11-15-2031	$3,000,000	$3,351,930
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,899,425
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,495,975
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,122,896
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,640,544
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,676,280
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,115,200
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,372,986
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.75	7-1-2030	6,655,000	6,565,091
Northside TX Independent School District Refunding Bond (GO Revenue) ±	1.20	8-1-2040	590,000	590,077
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,632,280
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,188,420
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,477,175
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.79	12-1-2039	5,000,000	5,000,000
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	5,000,000	5,009,500
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,729,967
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.19	9-15-2017	1,815,000	1,808,738
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,361,474
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,447,850
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,334,600
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,326,860
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,314,652
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,588,939
Texas Transportation Commission Highway Fund Series A (Tax Revenue)	5.00	10-1-2025	3,250,000	3,924,798
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,071,190
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,890,863
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,190,413
University of Texas Board of Regents Series D (Education Revenue)	5.00	8-15-2026	2,000,000	2,438,040
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,165,190
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	433,721

				213,487,842

Utah: 0.17%
Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,152,299
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	264,458
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	426,344

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Utah (continued)
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00%	4-15-2022	$400,000	$427,388
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	428,728
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	481,298

				4,180,515

Virgin Islands: 0.29%
Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,920,000	1,900,358
Virgin Islands PFA Subordinated Lien Series C (Tobacco Revenue)	5.00	10-1-2017	5,000,000	4,991,950

				6,892,308

Virginia: 1.06%
Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,175,370
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,772,000	224,105
Marquis VA CDA CCAB (Tax Revenue) 144A	7.50	9-1-2045	386,000	248,252
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	978,050
Virginia College Building Authority Educational Facilities Series A (Education Revenue)	3.00	9-1-2025	13,630,000	14,143,442
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	4.00	11-1-2025	2,370,000	2,654,850
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	11-1-2027	1,320,000	1,607,206
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,464,250
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	757,000	758,204

				25,253,729

Washington: 3.23%
Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,342,629
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2031	1,000,000	1,165,710
King County WA Federal Way School District #210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,537,169
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2029	1,600,000	1,799,616
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2031	6,665,000	7,441,406
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2032	2,905,000	3,228,065
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2033	7,045,000	7,785,359
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,124,770
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	7,596,171
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2027	620,000	734,161
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2028	1,455,000	1,715,081
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2029	1,525,000	1,789,222
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,152,290
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,549,440
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,611,148
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,205,726
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,542,605
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	6,739,363
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,176,003

26	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington TES Properties (Miscellaneous Revenue)	5.50%	12-1-2029	$1,400,000	$1,534,834
Washington Various Purposes Refunding Bond Series B (GO Revenue)	5.00	7-1-2028	7,130,000	8,454,825

				77,225,593

West Virginia: 0.29%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,166,154
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2026	1,520,000	1,791,001
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2027	1,595,000	1,874,715
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2029	1,755,000	2,041,749

				6,873,619

Wisconsin: 0.71%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	410,000	421,222
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,050,000	1,080,419
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,928,400
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,069,310
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	1.10	6-1-2019	1,000,000	975,000
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,556,110
Wisconsin PFA KU Campus Development Corporation Central District Development Project (Education Revenue)	5.00	3-1-2032	4,315,000	4,898,431

				16,928,892

Total Municipal Obligations (Cost $2,342,745,800)				2,364,005,422

Total investments in securities (Cost $2,342,745,800) *	98.80%	2,364,005,422
Other assets and liabilities, net	1.20	28,748,493

Total net assets	100.00%	$2,392,753,915

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(i)	Illiquid security

%%	The security is issued on a when-issued basis.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

*	Cost for federal income tax purposes is $2,342,808,131 and unrealized gains (losses) consists of:

Gross unrealized gains	$62,212,521
Gross unrealized losses	(41,015,230)

Net unrealized gains	$21,197,291

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.61%

Consumer Discretionary: 0.61%

Diversified Consumer Services: 0.61%
Toll Road Investors Partnership II 144A¤	0.00%	2-15-2028	$30,780,000	$15,545,778

Total Corporate Bonds and Notes (Cost $15,840,313)				15,545,778

Municipal Obligations: 99.25%

Alabama: 2.05%
Alabama Federal Aid Highway Finance Authority Series A (Tax Revenue)	5.00	9-1-2035	19,000,000	22,029,740
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	10,520,000	10,024,403
Birmingham AL CAB Series A1 (GO Revenue) ±	0.00	3-1-2045	3,000,000	2,955,900
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	506,983
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,035,080
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,277,488
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	781,402
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,012,270
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	5,495,000	5,722,988
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	3,170,000	3,299,938

				52,646,192

Alaska: 0.27%
Alaska International Airports System Series B (Airport Revenue)	5.00	10-1-2033	3,080,000	3,432,937
Alaska International Airports System Series B (Airport Revenue)	5.00	10-1-2034	3,225,000	3,579,137

				7,012,074

Arizona: 1.09%
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	5,250,000	4,802,438
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	100,000	106,828
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,226,740
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,546,574
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,566,510
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,542,469
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,082,590
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,092,770
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,088,220

				28,055,139

California: 7.52%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,319,948
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,247,645
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,081,444
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,458,250
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,146,923

2	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00%	8-1-2031	$7,500,000	$4,300,275
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,300,955
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,305,000	557,992
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	1,900,000	774,630
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2039	2,005,000	777,238
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	1.97	4-1-2036	28,000,000	28,106,960
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,445,864
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,432,920
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,659,741
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	525,000	547,654
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,607,805
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	701,670
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	693,753
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	569,280
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	543,540
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	519,300
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,287,982
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	973,260
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2036	510,000	210,079
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,820,000	3,670,332
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	759,219
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	928,845
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,175,460
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,118,700
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	883,801
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	623,598
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2034	1,615,000	778,931
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,130,577
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	1,796,202
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,087,302
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	19,657,661
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2024	1,130,000	888,259

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00%	8-1-2027	$2,775,000	$1,897,129
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,093,780
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.29	7-1-2027	27,660,000	24,622,655
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,006,320
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,223,520
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,477,289
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,015,365
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,935,650
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	4,186,447
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,305,144
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,146,360
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,362,894
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	27,099
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	5,985,252
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,235,454
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,264,824
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,422,788
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,133,548
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,239,900
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2033	1,000,000	1,135,300
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2034	1,080,000	1,219,946
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2035	1,000,000	1,125,520
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,150,380
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2032	1,500,000	817,980
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	516,820
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	976,220
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2035	1,500,000	698,955
Sylvan CA Unified School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,085,000	473,375
Temecula Valley CA Unified School District Election of 2012 Series B (GO Revenue, AGM Insured)	4.00	8-1-2045	7,000,000	7,052,920
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,835,160
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,033,807
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,224,141

				193,605,937

Colorado: 2.89%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,516,512
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,906,458
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,481,028
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	2,900,000	2,642,712

4	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2 (Education Revenue)	7.00%	12-15-2046	$3,940,000	$3,572,319
Colorado ECFA Charter School Community Leadership Academy (Education Revenue)	5.75	7-1-2019	555,000	568,620
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,504,696
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	60,000	61,694
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	551,695
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,431,496
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,583,605
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	4,226,264
Colorado ECFA Charter School Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,400,153
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	14,100,000	14,452,923
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,287,640
Colorado High Performance Transportation Enterprise U.S. 36 and I- 25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,278,822
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	280,000	292,830
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	486,036
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,345,838
Denver CO Convention Center Hotel Authority (Industrial Development Revenue)	5.00	12-1-2030	2,000,000	2,198,620
Denver CO Convention Center Hotel Authority (Industrial Development Revenue)	5.00	12-1-2031	1,500,000	1,639,770
Denver CO Convention Center Hotel Authority (Industrial Development Revenue)	5.00	12-1-2040	2,000,000	2,125,300
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	35,000	35,057
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	750,000	751,253

				74,341,341

Connecticut: 0.64%
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,315,000	1,319,090
Connecticut Series A (Miscellaneous Revenue) ±	1.82	4-15-2019	4,050,000	4,069,683
Connecticut Series A (Miscellaneous Revenue) ±	1.97	4-15-2020	5,900,000	5,953,513
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,363,885
Hartford CT Series B (GO Revenue)	5.00	4-1-2025	1,220,000	1,252,684
Hartford CT Series B (GO Revenue)	5.00	4-1-2026	1,470,000	1,501,737
Hartford CT Series B (GO Revenue)	5.00	4-1-2027	1,000,000	1,016,570

				16,477,162

Delaware: 0.38%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,480,575
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,359,592

				9,840,167

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	5

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 0.23%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50%	11-15-2021	$3,545,000	$3,794,320
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,165,780

				5,960,100

Florida: 3.90%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,045,000	1,044,770
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,089,850
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,127,520
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,255,111
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,286,401
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,297,504
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,640,712
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,214,924
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	805,000	966,298
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,705,000	2,941,715
Heritage Harbor Florida Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	375,000	358,733
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,475,750
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,536,248	1,282,479
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	588,168
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,314,333
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,186,000	1,186,522
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.32	5-1-2045	135,000	124,278
Marshall Creek Florida Community Development District (Miscellaneous Revenue) (s)	6.63	5-1-2032	2,110,000	2,067,167
Miami-Dade County FL School District (GO Revenue)	5.00	3-15-2046	25,000,000	27,392,750
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	500,000	590,380
Midtown Miami FL Community Development District Parking Garage Project Series A (Miscellaneous Revenue)	5.00	5-1-2029	2,495,000	2,573,792
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,715,427
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,875,098
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	1,964,851
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,149,740
St. Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,250,035

6	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20%	11-15-2026	$1,815,000	$1,953,539
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,918,496
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	2,875,614
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±(s)(t)	1.34	1-1-2049	750,000	509,805
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue) (s)(t)	2.50	1-1-2049	277,527	3
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,545,000	2,470,202
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,140,776
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,295,878
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,453,969

				100,392,590

Georgia: 0.38%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,802,016
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	518,976
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,630,000	2,882,533
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,181,925
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	5,600,000	3,391,808

				9,777,258

Guam: 0.16%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,531,817
Guam Government Waterworks Authority Water & Wastewater System Project Series 2010 (Water & Sewer Revenue)	5.00	7-1-2019	450,000	482,000
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	62,152

				4,075,969

Hawaii: 0.12%
Hawaii Prerefunded Series DZ (GO Revenue)	5.00	12-1-2031	1,670,000	1,917,928
Hawaii Unrefunded Series DZ (GO Revenue)	5.00	12-1-2031	1,030,000	1,149,356

				3,067,284

Idaho: 0.69%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	6,844,698
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,278,850
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	543,775
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,540,906
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	745,564

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Idaho (continued)
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25%	5-1-2043	$1,365,000	$1,420,501
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	511,145
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,242,868
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	106,491
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,606,845

				17,841,643

Illinois: 19.70%
Chicago IL (Tax Revenue)	5.00	1-1-2028	4,430,000	4,721,450
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,590,255
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	6,920,224
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	6,972,684
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2029	7,885,000	4,114,708
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	858,020
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2031	2,705,000	1,257,176
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,054,568
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2030	4,550,000	2,239,692
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,000,000	2,493,080
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	13,409,175
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2031	10,000,000	4,637,400
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,374,954
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,566,465
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,458,986
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	3,026,638
Chicago IL CAB Project & Refunding Series A (GO Revenue, National Insured)	5.56	1-1-2021	3,520,000	3,531,123
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	4,865,770
Chicago IL CAB Series C (GO Revenue) ¤	0.00	1-1-2031	4,945,000	1,997,384
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,724,646
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2026	3,000,000	3,129,510
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,032,170
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,440,795
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,060,871
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,449,725
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,475,950
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,207,020
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,404,720
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,059,440

8	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75%	1-1-2039	$2,760,000	$3,090,703
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,244,071
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,746,154
Chicago IL Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	4,980,926
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,010,640
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,169,800
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	6,891,803
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	920,000	881,489
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,100,176
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	12,245,496
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,232,688
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,263,520
Chicago IL Wastewater Transmission Second Lien Revenue Project Series 2012 (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,315,040
Chicago IL Wastewater Transmission Second Lien Revenue Project Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,504,200
Chicago IL Waterworks Second Lien Revenue Project Series 2012 (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,400,800
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	3,000,000	3,279,720
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,717,085
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,354,685
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	355,638
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	28,663,470
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	695,507
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,674,702
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	5,685,000	5,790,570
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,194,880
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,535,725
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,297,180
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	4,636,099
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,068,722
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,074,320
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	5,927,584
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,388,547
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,589,715
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,800,000	1,957,662
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	8,768,081
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,154,236
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	350,000	350,665
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,541,400
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	8,776,480
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,344,202
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	7,933,590
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,034,960

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Series 1 (GO Revenue, National Insured)	6.00%	11-1-2026	$3,200,000	$3,659,040
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	6,750,000	7,023,105
Illinois Series A (GO Revenue)	5.00	4-1-2021	6,675,000	6,958,554
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,206,280
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	1,525,000	1,018,593
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,504,814
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	1,905,000	1,553,147
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	12,883,508
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	2,515,000	1,761,808
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,414,664
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,145,528
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,271,505
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,219,074
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,831,625
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,648,440
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,144,482
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,447,311
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,525,000	1,162,492
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,689,934
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	8,437,892
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,551,400
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,700,592
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	634,993
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,133,713
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,175,000	1,025,493
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,151,027
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	840,221
McHenry-Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,828,650
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	740,382
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,695,000	1,404,206
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	11,795,000	7,684,560
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2029	33,800,000	18,706,610

10	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00%	12-15-2030	$2,100,000	$1,105,503
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	6,000,000	3,016,680
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	11,605,000	4,933,750
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2035	6,450,000	2,644,113
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2035	6,250,000	2,500,938
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	468,484
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	1,235,000	1,222,613
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,495,000	2,007,951
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,435,018
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	483,763
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,709,871
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,693,689
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,334,200
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,000,000	4,652,270
Will County IL Crete-Monee Community Unit School District #201 Prerefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	430,000	363,810
Will County IL Crete-Monee Community Unit School District #201 Unrefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,070,000	851,741

				507,065,567

Indiana: 1.96%
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	2,000,000	2,084,400
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2048	2,680,000	2,785,672
Gary IN Sanitary District Series A (Water & Sewer Revenue)	5.05	1-15-2029	7,890,000	8,233,767
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	10,000,000	9,977,600
Indiana Finance Authority Environmental Facilities Series 2016A (Industrial Development Revenue)	3.13	12-1-2024	8,350,000	8,235,772
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,208,782
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,506,680
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	1,200,000	1,330,056
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.48	12-1-2044	5,000,000	4,948,550

				50,311,279

Iowa: 0.08%
Altoona IA Annual Appropriation Urban Renewal Series C (GO Revenue)	5.00	6-1-2031	1,805,000	2,052,556

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 1.19%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (Housing Revenue, GNMA Insured)	6.70%	6-1-2029	$40,000	$40,302
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	30,585,070

				30,625,372

Kentucky: 1.62%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,129,918
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	2.12	2-1-2046	22,715,000	22,371,322
Kentucky EDFA Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2040	3,400,000	3,539,128
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,121,959
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,051,820
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,362,061
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,144,375
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	829,070
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	1,242,739

				41,792,392

Louisiana: 0.95%
Louisiana Local Government Environmental Facilities & CDA (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,111,876
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	2,410,000	2,414,989
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.25	5-15-2035	2,300,000	2,476,617
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,271,134
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,311,730
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	4,892,265
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,007,455

				24,486,066

Maine: 0.08%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	1,930,000	2,058,036

Maryland: 0.65%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	293,000	347,454
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	5.75	8-1-2033	1,585,000	1,605,225
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue) 144A	6.90	8-1-2041	8,480,000	8,545,720
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	7.00	8-1-2046	6,085,000	6,158,203

				16,656,602

12	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 0.79%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00%	4-15-2031	$2,150,000	$2,529,647
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,588,662
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	1,780,000	1,900,150
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	1,540,000	1,614,813
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,472,860
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,256,230

				20,362,362

Michigan: 7.51%
Detroit MI Distribution of State Aid (GO Revenue)	5.00	11-1-2030	2,330,000	2,415,395
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,842,204
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,708,644
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,723,503
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,941,554
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C (Water & Sewer Revenue)	5.00	7-1-2036	8,500,000	9,250,635
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	11,000,000	11,069,300
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	11,000,000	11,086,680
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,199,722
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,603,816
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,462,293
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	1,944,051
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,558,166
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	6.50	10-1-2020	130,000	135,637
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,492,263
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	7.50	12-1-2020	260,000	277,339
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,238,750
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,443,132
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,285,760
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,208,839
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,553,574
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,914,652
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,370,770
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue)	5.00	7-1-2035	2,000,000	2,156,400
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,129,900

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00%	10-1-2031	$1,340,000	$1,489,799
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,217,820
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,284,043
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,032,926
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,623,697
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	360,000	376,679
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	7,000,000	7,152,180
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,188,155
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,549,065
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,419,491
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	361,879
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,126
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	554,604
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,498,463
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,189,823
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	451,701
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	100,269
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,619,727
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	69,608
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	183,153
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,995,476
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	1,199,790
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,799,510
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,160,000	1,197,561
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,302,883
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,643,712

14	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)(s)(t)	6.25%	10-1-2023	$800,000	$239,848
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,338,252
Michigan Strategic Fund Limited Obligation Events Bonds Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,693,750
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,236,953
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,028
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,735,000	9,027,885

				193,301,835

Mississippi: 0.36%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,125,445

Missouri: 0.62%
Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	10,330,000	10,201,185
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,300,000	1,319,227
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,317,590
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,201,860

				16,039,862

Nebraska: 0.04%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,109,495

Nevada: 0.05%
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	480,000	509,189
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	380,000	405,392
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	250,000	266,185

				1,180,766

New Jersey: 5.99%
Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	2,847,659
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,690,962
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.97	9-1-2025	3,815,000	3,563,897
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.27	9-1-2027	22,245,000	20,704,756
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.32	3-1-2028	1,200,000	1,106,592
New Jersey EDA School Facilities Construction Project Series II (Miscellaneous Revenue)	5.00	3-1-2026	4,000,000	4,104,480
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	15,457,950

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Educational Facilities Authority Series 2014 (Education Revenue)	5.00%	6-15-2025	$5,830,000	$6,094,565
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,062,385
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	11,875,000	6,448,600
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,146,635
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,150,000	735,690
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2042	5,540,000	5,531,967
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,276,660
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	11,551,400
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2044	1,000,000	995,540
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	10,208,200
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	5,575,000	5,636,604
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	8,230,320
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	8,583,778
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,357,350
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,346,296
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,386,358
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,439,639
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	412,516
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	420,312
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	428,579
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	407,445
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,053,808

				154,230,943

New Mexico: 0.41%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	615,000	655,971
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	10,000,000	9,938,800

				10,594,771

New York: 10.49%
Glen Cove NY Local Economic Assistance Corporation CAB Series B (Industrial Development Revenue) ¤	0.00	1-1-2045	6,000,000	1,082,460
Glen Cove NY Local Economic Assistance Corporation CCAB Series C (Industrial Development Revenue) ±	0.00	1-1-2055	2,500,000	1,708,950
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,837,785
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,790,000	10,971,261
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	16,000,000	18,092,000
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	1,535,000	1,682,959
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	6,465,000	7,094,173
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.32	5-1-2018	1,520,000	1,520,836
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	10,861,100

16	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00%	6-15-2044	$17,400,000	$19,169,580
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,599,295
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,026,862
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,332,033
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	37,210,745
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.75	6-15-2040	1,150,000	1,226,774
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,676,132
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Balance (Water & Sewer Revenue)	5.75	6-15-2040	3,850,000	4,068,642
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,409,680
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,699,325
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,153,483
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	19,803,073
New York Tobacco Settelement Asset Securitization Corporation Incorporated Series 1 (Tobacco Revenue)	5.00	6-1-2026	10,000,000	9,937,300
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2020	4,865,000	5,060,476
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	11,500,000	11,859,950
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	20,880,000	20,871,648
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	3,000,000	3,010,110
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	550,020
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	547,790
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,779,978
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	0.95	5-1-2044	5,000,000	5,000,000

				269,844,420

North Carolina: 0.71%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,353,975
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,215,640
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,436,150
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,281,575

				18,287,340

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 2.53%
Akron-Bath-Copley Joint Township OH Hospital District Summa Health Obligated Group (Health Revenue)	5.25%	11-15-2046	$6,000,000	$6,439,440
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,236,838
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,466,286
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	3,942,684
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,655,875
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	2,700,000	1,128,681
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,694,790
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,787,600
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,494,553
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,055,880
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	2,500,000	2,693,575
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	7,640,735
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	3,344,240
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	11,580,000	4,840,787
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue) ±	4.00	6-1-2033	3,720,000	1,555,890
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,943,795
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	1,115,000	1,160,815

				65,082,464

Oklahoma: 0.41%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2026	1,810,000	2,112,361
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2030	2,000,000	2,285,360
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2031	1,145,000	1,304,292
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	3,345,000	3,659,430
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,137,564

				10,499,007

Oregon: 0.20%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,090,400

Pennsylvania: 8.67%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,581,132
Beaver County PA IDA Pollution Control First Nuclear General Project Series A (Utilities Revenue) ±	2.70	4-1-2035	2,000,000	838,120

18	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.23%	11-1-2039	$20,000,000	$20,155,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,054,020
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	790,000	792,560
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	5,000,000	6,101,300
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,482,330
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	3,925,000	5,409,867
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	149,120
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,705,997
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,801,426
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,369,109
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	10,625,000	10,501,856
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	984,540
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	14,275,000	15,104,663
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2030	600,000	647,526
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2038	2,100,000	2,196,978
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	2,800,000	2,073,260
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	3,655,000	3,656,572
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,252,406
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.19	6-1-2023	15,685,000	15,685,000
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,353,905
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	5,000,000	5,066,300
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	10,000,000	10,117,900
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,258,360
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	307,119
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,285,094
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	5,000,000	5,469,650
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2035	3,820,000	4,073,113
Philadelphia PA Series A (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,001,200
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	2,750,000	2,793,918
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2022	2,635,000	2,861,874
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2024	2,250,000	2,446,830
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2034	1,915,000	2,046,197
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2035	16,715,000	17,776,235

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00%	4-1-2025	$1,180,000	$1,324,762
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00	4-1-2026	1,200,000	1,350,264
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00	4-1-2027	1,000,000	1,126,080
Wilkes-Barre PA Finance Authority (Education Revenue)	5.00	3-1-2022	955,000	961,399
Wilkes-Barre PA Finance Authority (Education Revenue)	5.00	3-1-2022	645,000	649,509
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	3,390,000	3,354,337

				223,166,828

Puerto Rico: 0.16%
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2017	150,000	152,309
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,199,910
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	5.50	8-1-2031	3,300,000	264,000
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	6.00	8-1-2024	7,000,000	560,000

				4,176,219

Rhode Island: 0.21%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,339,836
Rhode Island Commerce Corporation Series D (Airport Revenue)	5.00	7-1-2033	1,415,000	1,573,239
Rhode Island Commerce Corporation Series D (Airport Revenue)	5.00	7-1-2036	500,000	549,995

				5,463,070

South Carolina: 0.64%
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	407,516
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	161,282
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	163,685
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	2,890,000	3,021,119
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	232,334
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,655,000	1,703,409
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,608,915
South Carolina Public Service Authority Series C (Utilities Revenue)	4.00	12-1-2032	3,320,000	3,489,320
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2028	1,230,000	1,439,198
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2034	1,825,000	2,064,148
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2035	2,000,000	2,249,540

				16,540,466

South Dakota: 0.29%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,125,519
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	816,345
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,388,100

				7,329,964

20	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.43%
Bristol TN Industrial Development Board CAB Series B (Tax Revenue) 144A¤	0.00%	12-1-2026	$2,090,000	$1,175,562
Bristol TN Industrial Development Board Series A (Tax Revenue) 144A	5.00	12-1-2035	8,000,000	7,313,120
Bristol TN Industrial Development Board Series A (Tax Revenue) 144A	5.13	12-1-2042	2,950,000	2,632,787

				11,121,469

Texas: 6.39%
Austin TX Airport System AMT (Airport Revenue) ##	5.00	11-15-2039	8,000,000	8,642,080
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,771,040
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	1,784,200
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,228,680
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,003,745
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	2,000,000	2,022,880
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	10,588,600
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2029	1,015,000	871,032
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2030	2,000,000	1,711,940
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	971,118
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	3,135,000	3,508,661
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,482,800
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	170,000	171,131
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	2,195,000	2,245,529
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	4,370,000	4,470,597
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,855,000	1,906,476
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,754,131
North Texas Tollway Authority Second Tier Revenue Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,445,120
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,032,720
Houston Port Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,021,000
San Leanna TX Educational Facilities Prerefunded St. Edwards University Project (Education Revenue)	5.13	6-1-2022	820,000	834,243
San Leanna TX Educational Facilities Prerefunded St. Edwards University Project (Education Revenue)	5.13	6-1-2023	480,000	488,338
San Leanna TX Educational Facilities Prerefunded St. Edwards University Project (Education Revenue)	5.13	6-1-2024	360,000	366,253
San Leanna TX Educational Facilities Unrefunded St. Edwards University Project (Education Revenue)	5.13	6-1-2022	915,000	924,635
San Leanna TX Educational Facilities Unrefunded St. Edwards University Project (Education Revenue)	5.13	6-1-2023	520,000	525,226
San Leanna TX Educational Facilities Unrefunded St. Edwards University Project (Education Revenue)	5.13	6-1-2024	390,000	393,803

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88%	11-15-2020	$2,000,000	$2,005,080
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,421,462
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,207,600
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	9,949,005
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.19	9-15-2017	4,355,000	4,339,975
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2029	5,000,000	5,298,000
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2031	5,000,000	5,273,500
Texas Municipal Gas Acquisition & Supply Corporation Subordinated Lien Series C (Utilities Revenue) ±	2.02	12-15-2026	24,780,000	22,373,366
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,602,720
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	14,208,250
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,507,772

				164,352,708

Utah: 0.54%
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	570,000	593,524
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,027,366
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	1,940,000	2,064,800
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,157,933

				13,843,623

Vermont: 1.53%
Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	3.94	12-3-2035	16,800,000	17,704,848
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.62	6-2-2042	21,883,566	21,782,901

				39,487,749

Virgin Islands: 1.10%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue)	5.00	10-1-2025	7,500,000	6,371,700
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2029	7,480,000	6,365,929
Virgin Islands PFA Series A (Tax Revenue) 144A	5.00	10-1-2032	8,315,000	6,901,866
Virgin Islands PFA Series C (Tobacco Revenue)	5.00	10-1-2018	8,860,000	8,726,834

				28,366,329

Virginia: 0.49%
Chesapeake Bay VA Bridge & Tunnel District (Transportation Revenue)	5.00	7-1-2046	1,500,000	1,616,385
Chesapeake Bay VA Bridge & Tunnel District (Transportation Revenue)	5.00	7-1-2051	4,500,000	4,834,395
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,824,000	230,681

22	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Marquis VA CDA CCAB (Tax Revenue) 144A±	0.00%	9-1-2045	$397,000	$255,327
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,005,687
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	3,923,148
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	609,000	609,968

				12,475,591

Washington: 1.33%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2029	8,940,000	10,055,354
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2035	9,430,000	10,322,832
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,355,000	1,445,284
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,662,425
Washington Series R-A (GO Revenue)	5.00	8-1-2029	5,680,000	6,750,850

				34,236,745

West Virginia: 0.10%
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,489,815

Wisconsin: 0.62%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,283,155
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,004,935
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,025,000	1,116,932
Wisconsin HEFA Series M (Health Revenue, National Insured) (m)(n)±	1.10	6-1-2019	2,700,000	2,632,500
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	494,191
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,546,817
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,721,207
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	1,033,539

				15,833,276

Wyoming: 0.09%
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	565,390
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,744,080

				2,309,470

Total Municipal Obligations (Cost $2,491,776,445)				2,554,083,158

	Yield		Shares
Short-Term Investments: 0.17%

Investment Companies: 0.17%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.67		4,425,767	$4,428,423

Total Short-Term Investments (Cost $4,427,956)				4,428,423

Total investments in securities (Cost $2,512,044,714) *	100.03%	2,574,057,359
Other assets and liabilities, net	(0.03)	(704,445)

Total net assets	100.00%	$2,573,352,914

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund	23

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(t)	The Fund has stopped accruing interest on the security.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,512,483,411 and unrealized gains (losses) consists of:

Gross unrealized gains	$109,113,140
Gross unrealized losses	(47,539,192)

Net unrealized gains	$61,573,948

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.09%

Consumer Discretionary: 0.09%

Hotels, Restaurants & Leisure: 0.09%
Marriott International Incorporated	3.00%	3-1-2019	$4,810,000	$4,892,544

Total Corporate Bonds and Notes (Cost $4,933,225)				4,892,544

Municipal Obligations: 94.77%

Alabama: 2.91%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ) ±	4.00	7-1-2046	13,410,000	14,292,780
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) ±(m)	1.15	11-15-2037	2,250,000	2,250,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	1.25	11-1-2042	17,000,000	17,000,000
Alabama HFA The Park at Sydney Drive Series B (Housing Revenue) ±	1.50	12-1-2019	10,000,000	9,999,900
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,005,760
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.88	8-1-2037	13,000,000	12,996,360
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.95	11-15-2038	35,000,000	34,966,050
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	16,645,000	17,335,601
Jefferson County AL Sewer Subordinated Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,787,450
Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	1.17	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	1.00	9-1-2020	12,600,000	12,600,000

				156,633,901

Alaska: 0.04%
Alaska Industrial Development and Export Authority Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2017	765,000	765,077
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,171,530

				1,936,607

Arizona: 1.52%
Goodyear AZ McDowell Road Commercial Corridor Improvement (Miscellaneous Revenue, Ambac Insured)	5.25	1-1-2017	1,580,000	1,580,174
Maricopa County AZ Gilbert Unified School District No. 41 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,845,000	3,966,963
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.90	12-1-2035	25,000,000	25,000,000
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.90	9-1-2045	51,000,000	51,000,000
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	556,238

				82,103,375

Arkansas: 0.03%
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	859,979
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	517,375

				1,377,354

2	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California: 6.47%
Acalanes CA Union High School District BAN (GO Revenue)	5.00%	8-1-2017	$4,500,000	$4,605,075
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	29,785,000	29,771,895
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.37	4-1-2045	1,500,000	1,500,240
California (GO Revenue) ±	4.00	12-1-2027	5,000,000	5,063,500
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.64	1-1-2017	615,000	615,000
California Association of Bay Area Governments Financing Authority Series D (Health Revenue, Citibank NA LOC) ø	0.69	8-1-2035	950,000	950,000
California GO Series B Sub Series B-2 (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.69	5-1-2040	5,000,000	5,000,000
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.83	7-15-2018	1,900,000	1,866,750
California HFFA Scripps Health Series D (Health Revenue, Bank of America NA LOC) ø	0.69	10-1-2031	4,245,000	4,245,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	1.01	4-1-2038	22,920,000	22,916,333
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	1.01	4-1-2038	15,600,000	15,597,504
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	1.01	4-1-2038	32,000,000	31,994,880
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	6,000,000	6,050,820
California PFOTER PT-2802 (GO Revenue, National Insured, Dexia Credit Local SPA) ø	0.95	2-1-2025	9,935,000	9,935,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.90	8-1-2027	31,940,000	31,940,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.90	8-1-2027	7,815,000	7,815,000
California Pollution Control Financing Authority Series A (Resource Recovery Revenue) 144A±	0.90	8-1-2023	10,000,000	10,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	950,000	1,007,390
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	266,378
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	292,845
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.99	7-1-2041	15,825,000	15,825,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.84	7-1-2040	22,100,000	22,100,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.99	7-1-2040	2,875,000	2,875,000
California Statewide CDA Samoa Avenue Apartments Series V (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,987,900
Compton CA PFA Prerefunded (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2022	6,925,000	7,282,746
El Monte CA Union High School District Refunding Bond (GO Revenue)	4.00	6-1-2017	5,365,000	5,431,150
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.17	7-1-2017	18,150,000	18,167,424
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.95	11-1-2036	18,150,000	18,150,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.99	11-1-2036	18,300,000	18,300,000
Palomar Pomerado CA Health Care District ROC RR-11872 (GO Revenue, National Insured, Citibank NA LIQ) ø144A	0.92	4-13-2017	6,000,000	6,000,000

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50%	7-1-2018	$4,450,000	$4,560,672
Sacramento County CA Airport System Refunding AMT Subordinated & PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	5,345,000	5,478,251
Santa Clara CA PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) ø144A	1.03	12-15-2021	22,445,000	22,445,000
Yuba CA Community College CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	8-1-2039	750,000	250,388

				348,287,141

Colorado: 0.87%
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,419,432
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,194,436
Colorado HEFA Montbello Senior Housing Project Series I (Housing Revenue, FHA Insured)	1.05	8-1-2018	2,755,000	2,740,371
Colorado HFA Series 3127X (Health Revenue, Bank of America NA LIQ) ø144A	1.32	7-1-2034	8,625,000	8,625,000
Colorado Springs CO Utilities Series A (Utilities Revenue, Bank of America NA SPA) ø	0.74	11-1-2023	12,375,000	12,375,000
Denver CO City & County 2300 Welton Project (Housing Revenue)	0.65	4-1-2017	2,290,000	2,289,565
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	412,652
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	529,575
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	619,554
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	638,874
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGC Insured) ±(m)	1.05	11-15-2025	4,275,000	4,275,000
E-470 Colorado Public Highway Authority Senior Index Series A (Transportation Revenue) ±	1.91	9-1-2039	11,725,000	11,676,928

				46,796,387

Connecticut: 2.90%
Connecticut Economic Recovery Notes Series A-3 (GO Revenue) ø	0.77	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	1,905,737
Connecticut HEFA Yale University Issue Series U-1 (Education Revenue) ±	1.00	7-1-2033	1,000,000	987,210
Connecticut HEFA Yale University Series A (Education Revenue) ±	0.80	7-1-2048	5,125,000	5,117,671
Connecticut HEFA Yale University Series A (Education Revenue) ±	1.00	7-1-2042	15,000,000	14,718,450
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,520,000	34,511,715
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,504,552
Connecticut HFA Housing Mortgage Finance Program Series A (Housing Revenue)	2.40	11-15-2020	1,250,000	1,265,388
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue)	1.55	5-15-2020	1,020,000	999,784
Connecticut Series A (Miscellaneous Revenue) ±	1.15	3-1-2018	2,875,000	2,868,043
Connecticut Series A (Miscellaneous Revenue) ±	1.48	5-15-2018	7,000,000	7,013,580
Connecticut Series D (Miscellaneous Revenue) ±	1.42	8-15-2017	14,855,000	14,872,975
Connecticut Series D (Miscellaneous Revenue) ±	1.61	8-15-2018	6,000,000	6,006,720
New Britain CT (GO Revenue, Ambac Insured)	5.00	4-15-2017	1,165,000	1,179,050
New Haven CT Series A (GO Revenue)	3.00	8-15-2017	13,410,000	13,537,931
New Haven CT TAN (GO Revenue)	2.50	5-18-2017	4,000,000	4,018,240
Waterbury CT (GO Revenue)	5.00	2-1-2017	1,350,000	1,354,523
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,262,276

				156,123,845

4	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Delaware: 0.45%
Delaware EDA Delmarva Power and Light Company Series A (Industrial Development Revenue) ø	0.96%	10-1-2017	$6,400,000	$6,400,000
Delaware EDA Delmarva Power and Light Company Series B (Utilities Revenue) ø	0.85	7-1-2024	11,000,000	11,000,000
New Castle County DE Series ZF2088 (GO Revenue, Morgan Stanley Bank LIQ) ø144A	0.77	10-1-2045	6,665,000	6,665,000

				24,065,000

District of Columbia: 0.90%
District of Columbia DW&P Series B (Water & Sewer Revenue, TD Bank NA SPA) ø	0.72	10-1-2050	25,500,000	25,500,000
District of Columbia HFA MFHR Channing Phillips Project (Housing Revenue) ±	0.70	9-1-2017	5,750,000	5,746,665
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.80	11-1-2042	17,100,000	17,100,000

				48,346,665

Florida: 3.37%
Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.90	11-15-2029	1,275,000	1,275,000
Florida Department of Environmental Protection Series A (Tax Revenue)	5.00	7-1-2027	5,000,000	5,151,850
Florida Department of Transportation Right of Way Acquisition and Bridge Construction Series A (Tax Revenue)	5.38	7-1-2027	5,695,000	5,880,144
Florida Housing Finance Corporation Hilltop Landings Apartments Project Series A (Housing Revenue)	0.75	3-1-2017	1,500,000	1,499,835
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	225,000	230,387
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2018	300,000	315,255
Florida University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2018	3,100,000	3,274,995
Florida University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2019	3,215,000	3,461,944
Lakeland FL Energy System (Utilities Revenue) ±	1.47	10-1-2017	5,220,000	5,222,453
Lee County FL IDA Florida Power and Light Company Series A (Industrial Development Revenue) ø	0.65	12-1-2046	15,000,000	15,000,000
Lee County FL Solid Waste System (Resource Recovery Revenue)	2.00	10-1-2017	5,235,000	5,252,485
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2018	2,350,000	2,479,297
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2020	600,000	657,672
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	308,625
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.92	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	1.19	10-13-2023	9,150,000	9,150,000
Miami-Dade County FL Expressway Authority Toll System Series DCL- 2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	1.19	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA Miami Children’s Hospital Project Series A (Health Revenue)	5.25	8-1-2021	855,000	930,454
Miami-Dade County FL HFA St. John Plaza Apartments (Housing Revenue) ±	0.95	8-1-2019	9,750,000	9,675,315
Miami-Dade County FL International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2019	16,775,000	17,267,514
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	1.27	5-1-2031	19,210,000	19,210,000
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.75	10-1-2050	17,000,000	17,000,000

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (Health Revenue, SunTrust Bank LOC) ø	0.80%	7-1-2027	$2,790,000	$2,790,000
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,065,000	1,072,040
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	516,810
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	818,431
Palm Beach County FL HFA Retirement Life Communities Project (Health Revenue)	4.00	11-15-2019	2,675,000	2,800,565
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	1.20	8-1-2030	6,825,000	6,825,000
Pinellas County FL HFA Series A (Health Revenue)	5.65	5-1-2037	3,380,000	3,433,877
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0010 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.18	10-1-2038	13,500,000	13,500,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) ø144A	1.07	10-1-2032	8,510,000	8,510,000

				181,369,948

Georgia: 1.17%
Atlanta GA Urban Residential Finance Authority The Remington Apartments Project (Housing Revenue) ±	1.05	6-1-2019	10,250,000	10,199,673
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue)	1.75	12-1-2049	4,600,000	4,609,062
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	5,135,000	5,143,832
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue) ±	1.30	1-1-2052	14,000,000	14,023,380
Cedartown GA Housing Authority Cherokee Springs Apartments Project (Housing Revenue) ±	1.00	4-1-2019	5,000,000	4,977,700
Cedartown GA Housing Authority Grayfield Apartments Project (Housing Revenue) ±	1.00	1-1-2019	3,800,000	3,796,200
DeKalb County GA Housing Authority Sterling at Candler Village Project (Housing Revenue) ±	1.75	1-1-2021	7,200,000	7,200,864
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.90	11-15-2033	6,805,000	6,805,000
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	0.82	8-1-2025	6,400,000	6,400,000

				63,155,711

Guam: 0.07%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	870,417
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,800,380

				3,670,797

Hawaii: 0.08%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	1.18	7-1-2039	3,055,000	3,055,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,035,370
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	434,282

				4,524,652

6	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.42%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.91%	1-1-2038	$17,795,000	$17,795,000
Idaho TAN (GO Revenue)	2.00	6-30-2017	5,000,000	5,026,650

				22,821,650

Illinois: 8.85%
Chicago IL (GO Revenue)	5.00	1-1-2020	1,285,000	1,282,944
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	1,995,120
Chicago IL (GO Revenue, National Insured)	5.25	1-1-2017	500,000	500,030
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	4,926,513
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,678,278
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.48	3-1-2035	72,320,000	71,103,578
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2017	1,620,000	1,558,602
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,922,575
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2017	1,000,000	1,000,070
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,822,293
Chicago IL Prerefunded Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	305,000	305,000
Chicago IL Refunding Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,174,750
Chicago IL Refunding Project Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,235,800
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,200,962
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2020	3,295,000	3,289,728
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,319,834
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2018	10,000,000	10,076,800
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	998,110
Chicago IL Series A (GO Revenue, AGM Insured)	5.25	1-1-2017	735,000	735,059
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	3,135,000	3,168,545
Chicago IL Series B (GO Revenue)	5.00	1-1-2017	565,000	565,062
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,540,000	2,547,112
Chicago IL Series C (Water & Sewer Revenue)	4.00	1-1-2017	1,980,000	1,980,139
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,483,269
Chicago IL Series D (GO Revenue, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,210,097
Chicago IL Unrefunded Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	245,000	245,027
Chicago IL Unrefunded Series B (GO Revenue)	5.00	1-1-2017	845,000	845,000
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2017	1,340,000	1,353,078
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	886,310
Cook County IL Refunding Series A (GO Revenue)	4.00	11-15-2018	300,000	311,280
Cook County IL Refunding Series C (GO Revenue)	4.25	11-15-2018	100,000	104,218
Cook County IL School District No. 158 Series A (GO Revenue) ±144A	4.50	12-1-2026	10,780,000	10,622,396
Cook County IL School District No. 163 Series A (GO Revenue)	5.00	1-1-2026	4,000,000	4,001,880
Cook County IL School District No. 99 Series A (GO Revenue) ±	1.50	12-1-2026	7,515,000	7,516,127
Eastern Illinois EDA Providence at Thornberry and Sycamore Hills Project (Housing Revenue) ±	0.85	7-1-2019	10,500,000	10,496,850
Grundy Kendall & Will Counties IL Community School District No. 201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	578,081
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,011,220
Illinois (GO Revenue)	3.00	2-1-2017	8,740,000	8,750,663
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,636,969
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	13,858,791
Illinois (GO Revenue)	5.00	3-1-2017	5,000,000	5,028,550
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,070,000	5,126,176
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,162,000

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (GO Revenue)	5.00%	1-1-2018	$15,200,000	$15,577,112
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,055,620
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	2,500,000	2,590,925
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	10,335,000	10,723,389
Illinois (GO Revenue)	5.00	1-1-2020	8,075,000	8,377,732
Illinois (GO Revenue)	5.00	1-1-2021	3,300,000	3,442,032
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,474,105
Illinois Finance Authority Northwestern Memorial Hospital Series A-3 (Health Revenue, JPMorgan Chase & Company SPA) ø	0.72	8-15-2042	100,000	100,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	5-1-2019	500,000	524,815
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	11-1-2019	500,000	527,795
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (Health Revenue) ±	1.78	5-1-2036	5,000,000	5,005,950
Illinois Finance Authority Series XF2243 (Health Revenue, AGC Insured, Citibank NA LIQ) ø144A	0.92	8-15-2039	16,100,000	16,100,000
Illinois Finance Authority YMCA of Metropolitan Chicago Project (Miscellaneous Revenue, Harris NA LOC) ø	0.73	6-1-2034	5,000,000	5,000,000
Illinois Metropolitan Pier & Exposition Authority Prerefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	450,000	447,683
Illinois Metropolitan Pier & Exposition Authority Unrefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,780,000	1,763,855
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	8,685,000	8,900,475
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2017	1,425,000	1,451,534
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,715,000	1,773,259
Illinois Series A (GO Revenue)	5.00	4-1-2017	6,840,000	6,897,593
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	253,415
Illinois Sports Facilities Authority (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2017	320,000	316,493
Illinois Sports Facilities Authority (Tax Revenue)	5.00	6-15-2017	760,000	768,778
Illinois Toll Highway Authority Series A-2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.75	1-1-2031	16,500,000	16,500,000
Kane County IL School District No. 129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2017	2,190,000	2,191,599
Kane County IL School District No. 129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,443,146
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,087,720
Lake County IL School District No. 38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	500,000	499,210
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	415,000	419,283
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	400,000	410,092
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	564,000	579,476
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.85	6-1-2025	38,675,000	38,675,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.01	8-15-2047	23,375,000	23,375,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) ø144A	0.92	11-1-2039	31,420,000	31,420,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XM0450 (Tax Revenue, Deutsche Bank LIQ) ø144A	0.83	12-1-2036	31,235,000	31,235,000

8	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	0.95%	4-1-2038	$10,000,000	$10,000,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	504,625
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	508,645

				476,536,242

Indiana: 1.16%
Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00	10-1-2017	22,715,000	22,701,598
Hammond IN Local Public Improvement Bank Advance Fund Program Series A (Miscellaneous Revenue) %%	2.13	12-31-2017	16,913,000	16,968,306
Indiana Finance Authority I-69 Section 5 Project (Miscellaneous Revenue)	4.00	3-1-2017	2,115,000	2,117,009
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,615,809
Indiana HFFA Ascension Health Subordinated Credit Group Series A-8 (Health Revenue) ±	1.25	11-1-2027	1,445,000	1,408,167
Indiana Housing and Community Development Authority DBG Apartment Projects (Housing Revenue)	1.10	3-1-2018	4,380,000	4,370,408
Jasper County IN Northern Indiana Public Service Company Project (Industrial Development Revenue, Ambac Insured)	5.70	7-1-2017	2,000,000	2,039,160
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	1,993,120
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø144A	1.02	4-15-2018	1,200,000	1,200,000
Whiting IN BP Products North America Incorporated Project Series 2014 (Resource Recovery Revenue)	1.48	12-1-2044	5,000,000	4,948,550

				62,362,127

Iowa: 1.21%
Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,476,625
Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue)	1.75	6-1-2018	7,000,000	6,983,690
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.95	4-1-2022	22,500,000	22,500,000
Iowa Finance Authority UnityPoint Health Project Series B-1 (Health Revenue, Union Bank NA LOC) ø	0.73	2-15-2039	15,000,000	15,000,000
Iowa Higher Education Loan Authority Central College Project Series A (Education Revenue)	2.00	12-1-2018	18,400,000	18,365,960

				65,326,275

Kansas: 0.45%
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.65	9-1-2017	4,500,000	4,493,655
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.73	9-1-2018	7,000,000	6,953,240
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.81	9-1-2019	6,000,000	5,939,700
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	5,995,100
Lawrence KS Series A (Industrial Development Revenue, U.S. Bank NA LOC) ø	1.00	12-1-2018	730,000	730,000

				24,111,695

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 2.22%
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00%	2-1-2018	$900,000	$925,011
Harrison KY Harrison Memorial Hospital Project BAN (Health Revenue)	1.50	5-1-2017	9,065,000	9,066,450
Kentucky Economic Development Finance Authority Owensboro Medical Health System Series A (Health Revenue)	5.00	6-1-2017	2,525,000	2,557,749
Kentucky Housing Corporation Winterwood Rural Housing Portfolio (Housing Revenue) ±	1.30	12-15-2017	9,449,000	9,450,039
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	55,920,000	56,817,516
Louisville & Jefferson Counties KY Louisville Gas & Electric Company Project Series A (Utilities Revenue) ±	1.65	10-1-2033	2,000,000	2,001,140
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	15,952,480
Pikeville KY Pikeville Medical Center Incorporated Expansion Project BAN (Health Revenue)	2.00	3-1-2017	9,000,000	9,014,130
Pikeville KY University of Pikeville College of Optometry BAN (Education Revenue, USDA Insured)	3.00	8-1-2017	13,950,000	13,964,229

				119,748,744

Louisiana: 1.50%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.93	2-1-2046	24,000,000	23,886,240
Louisiana Gas & Fuel Tax 2nd Lien Series A (Tax Revenue) ±	0.90	5-1-2043	11,200,000	11,123,840
Louisiana Housing Corporation Twin Lakes of Leesville Project (Housing Revenue) ±	1.00	9-1-2019	7,200,000	7,168,680
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	753,285
Shreveport LA Water & Sewer Refunding Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,074,460
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.95	11-1-2040	35,000,000	35,000,000

				81,006,505

Maryland: 2.50%
Baltimore County MD Oak Crest Village Series A (Health Revenue)	5.00	1-1-2027	2,000,000	2,000,220
Maryland CDA Adams Crossing Apartments Phase 2 (Housing Revenue)	1.15	8-1-2018	8,250,000	8,178,143
Maryland CDA Allendale Apartments Series I (Housing Revenue)	1.02	5-1-2017	10,000,000	9,987,400
Maryland CDA Basilica Place Apartments Series 2015E (Housing Revenue)	1.10	3-1-2017	6,900,000	6,896,619
Maryland CDA Chase House (Housing Revenue)	2.15	12-1-2018	17,600,000	17,602,112
Maryland CDA Commons of Avalon Series 2015C (Housing Revenue)	1.00	1-1-2017	12,850,000	12,849,872
Maryland CDA Hollins House (Housing Revenue)	1.27	11-1-2017	12,000,000	11,950,080
Maryland CDA Keys Pointe Phase 1B Series I (Housing Revenue)	1.60	11-1-2018	11,000,000	10,927,950
Maryland CDA Multifamily Development Conifer Village (Housing Revenue)	0.80	4-1-2017	13,000,000	12,991,810
Maryland CDA St. James Terrace Apartments Series J (Housing Revenue)	1.60	4-1-2019	12,000,000	11,902,560
Maryland CDA Tabco Towers Series K (Housing Revenue)	1.40	12-1-2017	7,150,000	7,136,773
Maryland CDA The Brentwood Series O (Housing Revenue)	1.40	12-1-2017	7,700,000	7,685,755
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	8,000,000	7,898,720
Maryland Department of Housing and Community Development Series A (Housing Revenue)	1.25	10-1-2017	6,900,000	6,891,927

				134,899,941

10	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 1.13%
Commonwealth of Massachusetts Series C (GO Revenue, State Street Bank & Trust Company SPA) ø	0.71%	1-1-2021	$3,985,000	$3,985,000
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.64	7-1-2042	8,655,000	8,655,000
Massachusetts HFA Binnall House Project Series A (Housing Revenue) ±	1.50	8-1-2018	4,625,000	4,624,954
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.84	8-1-2025	9,895,000	9,895,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) ø144A	0.97	7-1-2033	14,000,000	14,000,000
University of Massachusetts Building Authority Series A (Education Revenue, Barclays Bank plc SPA) ø	0.74	5-1-2038	19,605,000	19,605,000

				60,764,954

Michigan: 3.33%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	5,121,092
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	685,000	691,535
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,631,549
Detroit MI (GO Revenue)	5.00	11-1-2017	7,485,000	7,759,325
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2017	2,150,000	2,170,511
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	229,892
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	229,346
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	259,536
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,250,907
Jackson County MI Hospital Finance Authority Series A (Health Revenue)	5.00	6-1-2017	1,105,000	1,123,896
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,347,181
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	4,872,038
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	883,348
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	895,826
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2017	2,000,000	2,073,220
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,195,914
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	20,999,600
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,640,000	15,931,373
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,658,378
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,186,900
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	18,374,650

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00%	7-1-2018	$4,130,000	$4,321,921
Michigan Finance Authority Series B (Water & Sewer Revenue)	5.00	10-1-2024	300,000	358,911
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,545,585
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2 (Health Revenue) ±	1.50	11-1-2027	1,855,000	1,823,929
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1 (Health Revenue) ±	1.10	11-15-2046	4,250,000	4,180,810
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	6,510,000	6,542,615
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,235,200
Michigan Hospital Finance Authority Prerefunded (Health Revenue) ±	0.95	11-15-2033	65,000	64,592
Michigan Hospital Finance Authority Refunding Ascension Health Senior Credit Group (Health Revenue) ±	1.50	11-15-2047	1,360,000	1,360,966
Michigan Hospital Finance Authority Unrefunded (Health Revenue) ±	0.95	11-15-2033	1,935,000	1,928,711
Michigan State Housing Development Authority Cranbrook Tower Apartments Project (Housing Revenue, FHA Insured) ±	1.45	7-1-2018	10,000,000	9,996,700
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	16,000,000	16,200,000
Michigan Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.50	8-1-2027	4,505,000	4,507,703
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	651,108
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,083,666
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,012,820
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	785,265
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,076,290
Shiawassee & Ingham Counties MI Perry Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	410,000	439,532
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,307,455

				179,309,796

Minnesota: 0.67%
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2019	650,000	658,983
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2020	670,000	677,886
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2021	695,000	724,496
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2022	720,000	750,154
Hennepin County MN Series C (GO Revenue, U.S. Bank NA SPA) ø	0.71	12-1-2033	3,000,000	3,000,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ±	0.73	8-15-2037	7,600,000	7,600,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.95	11-15-2017	3,400,000	3,383,000
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	2,400,000	2,392,488
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	11,700,000	11,672,154
Minnesota HFA Series C (Housing Revenue)	1.60	8-1-2018	2,210,000	2,210,972
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30	12-1-2018	3,000,000	2,981,430

				36,051,563

12	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 1.06%
Jackson MS Development Bank Series A (Water & Sewer Revenue, AGM Insured)	5.00%	9-1-2019	$300,000	$324,816
Mississippi Business Finance Corporation Gulf Power Company Project (Industrial Development Revenue) ø	0.75	11-1-2042	7,100,000	7,100,000
Mississippi Business Finance Corporation Mississippi Power Company Project (Industrial Development Revenue) ø	0.83	12-1-2027	9,400,000	9,400,000
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	800,184
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	579,899
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	628,397
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) ±144A	1.40	9-1-2022	3,925,000	3,919,505
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	4,110,000	4,200,502
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.90	2-1-2022	30,000,000	30,000,000

				56,953,303

Missouri: 0.92%
Independence MO IDA Heritage House Apartments Project (Housing Revenue)	1.50	12-1-2018	8,700,000	8,703,741
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2017	14,835,000	15,192,375
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.90	7-1-2026	11,010,000	11,010,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) ø144A	0.90	11-15-2048	14,805,000	14,805,000

				49,711,116

Montana: 0.15%
Montana Board of Investments Municipal Finance Consolidation (Miscellaneous Revenue) ±	0.52	3-1-2025	1,000,000	1,000,000
Montana Board of Investments Municipal Finance Consolidation (Miscellaneous Revenue) ±	0.52	3-1-2028	5,600,000	5,600,000
Montana Board of Investments Municipal Finance Consolidation (Miscellaneous Revenue) ±	0.52	3-1-2035	1,750,000	1,750,000

				8,350,000

Nebraska: 0.14%
Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.09	10-1-2033	7,500,000	7,500,000

Nevada: 0.28%
Clark County NV School District (GO Revenue)	5.00	6-15-2018	1,000,000	1,035,480
Washoe County NV (GO Revenue, Dexia Credit Local LIQ) ø144A	1.07	12-9-2030	13,125,000	13,125,000
Washoe County NV Sierra Pacific Power Company Project Series A (Utilities Revenue) ±	1.50	8-1-2031	850,000	835,032

				14,995,512

New Jersey: 6.24%
Atlantic County NJ BAN (GO Revenue)	2.00	6-22-2017	19,566,000	19,636,046
Beach Haven NJ BAN (GO Revenue)	2.00	5-12-2017	5,085,000	5,095,729

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Bridgeton NJ BAN (GO Revenue)	2.00%	8-25-2017	$9,795,681	$9,820,072
Burlington County NJ Governmental Leasing Program Series A (Miscellaneous Revenue)	2.00	4-26-2017	3,130,000	3,139,421
Burlington County NJ Governmental Leasing Program Series B (Miscellaneous Revenue)	2.00	4-26-2017	10,370,000	10,401,214
Clinton NJ BAN (GO Revenue)	1.50	1-25-2017	2,909,000	2,909,495
East Brunswick NJ BAN (GO Revenue)	2.00	3-17-2017	15,000,000	15,028,800
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	3.00	6-1-2017	1,420,000	1,429,983
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	672,282
Franklin NJ BAN Series A (GO Revenue)	2.00	4-12-2017	5,226,250	5,236,284
Glassboro NJ School District Refunding (GO Revenue, National Insured)	4.00	8-15-2017	1,355,000	1,358,117
Hightstown NJ BAN (GO Revenue)	2.00	2-1-2017	3,809,000	3,811,514
Linden NJ BAN (GO Revenue)	2.00	4-11-2017	4,339,208	4,347,713
Maple Shade NJ BAN (GO Revenue)	2.00	6-29-2017	8,572,449	8,587,451
Monmouth County NJ BAN (GO Revenue)	1.50	1-27-2017	9,452,379	9,455,215
New Jersey Building Authority Series A (Miscellaneous Revenue)	4.00	6-15-2017	1,065,000	1,074,723
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2017	5,595,000	5,671,484
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2019	1,100,000	1,150,853
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,013,670
New Jersey EDA Refunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	8,072,344
New Jersey EDA Refunding Transportation Project Sub Lease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,343,505
New Jersey EDA School Facilities Construction Notes Series BBB (Miscellaneous Revenue)	5.00	6-15-2021	5,000,000	5,295,200
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.52	2-1-2018	2,000,000	2,012,780
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,220,000	2,317,125
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.46	2-1-2017	9,800,000	9,800,000
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,299,109
New Jersey EDA School Facilities Construction Notes Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	15,695,250
New Jersey EDA Transportation Project Series A (Transportation Revenue)	5.00	5-1-2017	11,175,000	11,288,203
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	326,866
New Jersey HEFAR Student Loan Assistance Series 1 (Education Revenue)	5.00	12-1-2017	600,000	616,056
New Jersey HFA NCC Manor Project Series 2015K (Housing Revenue) ±	1.05	2-1-2018	20,500,000	20,465,765
New Jersey HFA Prospect Park Apartments Project Series 2015R (Housing Revenue) ±	0.88	10-1-2017	8,145,000	8,140,276
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	3.00	7-1-2018	1,000,000	1,020,260
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2019	1,200,000	1,259,808
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2020	1,965,000	2,083,607
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	5.00	7-1-2021	1,000,000	1,108,540
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,792,374
New Jersey Higher Education Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2017	2,000,000	2,053,520
New Jersey Housing and Mortgage Finance Agency Oakwood Towers Project Series U (Housing Revenue) ±	0.80	11-1-2017	3,000,000	2,995,170

14	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.05%	5-1-2018	$2,000,000	$1,989,980
New Jersey Housing and Mortgage Finance Agency Series F (Housing Revenue) ±	0.95	3-1-2018	8,450,000	8,426,256
New Jersey Housing and Mortgage Finance Agency Trent Center West Senior Apartments Project Series FF (Housing Revenue)	1.10	12-1-2017	6,000,000	5,988,840
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,632,078
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.75	6-15-2017	1,700,000	1,729,036
New Jersey Transportation Trust Fund Series A-1 (Transportation Revenue)	5.00	6-15-2019	5,250,000	5,543,265
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2017	695,000	704,501
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,687,984
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue)	5.00	6-15-2017	3,135,000	3,177,855
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,594,429
New Jersey Transportation Trust Fund Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,275,000	2,334,651
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.84	12-15-2022	12,255,000	12,255,000
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	1.20	1-1-2017	13,000,000	13,000,000
Newark NJ TAN Series A (GO Revenue)	2.50	2-15-2017	4,500,000	4,503,375
Rahway NJ BAN (GO Revenue)	2.00	6-29-2017	4,441,105	4,457,093
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) ø144A	1.12	7-1-2038	24,431,373	24,431,373
Union County NJ BAN (GO Revenue)	1.25	3-3-2017	6,979,670	6,978,972
Union County NJ BAN (GO Revenue)	1.50	3-17-2017	3,627,000	3,628,850
Union County NJ BAN (GO Revenue)	1.50	3-22-2017	3,526,000	3,527,587

				336,416,949

New Mexico: 0.75%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	40,685,000	40,436,008

New York: 16.35%
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,589,575
Binghamton NY City School District TAN (GO Revenue)	1.50	1-31-2017	3,000,000	3,000,960
Broome County NY BAN (GO Revenue)	2.00	5-5-2017	19,620,000	19,679,449
Cicero NY BAN (GO Revenue)	2.00	3-31-2017	3,660,549	3,665,601
Cold Spring NY BAN (GO Revenue)	2.00	5-12-2017	3,040,000	3,046,414
Concord NY BAN (GO Revenue)	2.00	2-23-2017	2,664,000	2,666,451
Erie County NY BAN (GO Revenue)	2.00	7-20-2017	1,695,186	1,699,729
Erie County NY Clarence Central School District BAN (GO Revenue)	2.00	7-13-2017	14,260,000	14,317,896
Freeport NY BAN Series C (GO Revenue)	2.00	5-3-2017	11,360,000	11,389,990
Fulton NY City School District BAN (GO Revenue)	2.00	6-29-2017	12,575,000	12,622,785
Hamburg NY BAN (GO Revenue)	2.00	7-6-2017	6,580,000	6,607,570
Hancock NY Central School District BAN (GO Revenue)	2.00	7-6-2017	4,950,000	4,965,345
Hastings Town NY BAN (GO Revenue)	2.00	7-6-2017	1,700,000	1,704,301
Long Beach NY BAN (GO Revenue)	1.50	2-16-2017	3,575,000	3,576,037
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.31	5-1-2033	10,000,000	10,039,100
Madison County NY BAN (GO Revenue)	2.00	4-14-2017	2,500,000	2,501,150
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Tax Revenue) ±	1.10	11-1-2026	6,810,000	6,810,068
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Tax Revenue) ±	1.09	11-1-2028	3,000,000	3,001,860

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Metropolitan Transportation Authority New York Series D-2 (Transportation Revenue) ±	1.09%	11-15-2044	$6,100,000	$6,095,242
Metropolitan Transportation Authority New York Sub Series A3 (Transportation Revenue) ±	1.22	11-15-2042	10,000,000	9,960,600
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.90	11-1-2032	36,650,000	36,639,372
Nassau County NY Interim Finance Authority Series B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	0.73	11-15-2021	9,600,000	9,600,000
Nassau County NY Lawrence Union Free School District TAN (GO Revenue)	1.50	6-23-2017	4,000,000	4,001,120
New York Akron Central School District BAN (GO Revenue)	2.00	6-22-2017	6,423,907	6,454,356
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	1.00	10-1-2028	1,725,000	1,725,000
New York Environmental Facilities Corporation Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.75	7-1-2017	1,650,000	1,661,286
New York Homer Central School District BAN (GO Revenue)	2.00	6-30-2017	9,430,000	9,463,665
New York Local Government Assistance Corporation Refinance Subordinated Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.83	4-1-2017	6,400,000	6,400,000
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	1,420,000	1,436,500
New York Nassau Health Care Corporation RAN (Health Revenue)	2.00	1-17-2017	8,000,000	8,002,080
New York NY Adjusted Fiscal 2006 Sub Series F-3 (GO Revenue, Sumitomo Mitsui Banking LOC) ø	0.71	9-1-2035	9,700,000	9,700,000
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO Revenue, AGM Insured) ±(m)	0.84	8-1-2026	3,000,000	3,000,000
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO Revenue, AGC Insured) ±(m)	0.84	10-1-2027	52,225,000	52,225,000
New York NY Adjusted Fiscal 2014 Sub Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.74	8-1-2038	10,000,000	10,000,000
New York NY Adjusted Fiscal 2015 Sub Series F-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.75	6-1-2044	32,600,000	32,600,000
New York NY Adjusted Fiscal 2015 Sub Series F-5 (GO Revenue, Barclays Bank plc LIQ) ø	0.75	6-1-2044	9,000,000	9,000,000
New York NY Adjusted Fiscal 2015 Sub Series F-6 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.74	6-1-2044	18,200,000	18,200,000
New York NY Adjusted Fiscal 2017 Sub Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.78	8-1-2044	36,000,000	36,000,000
New York NY HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC) ø	0.90	5-1-2048	25,000,000	25,000,000
New York NY Housing Development Corporation Series I-2-B (Housing Revenue) ±	1.85	5-1-2021	16,050,000	16,027,530
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	0.90	10-1-2042	15,000,000	15,000,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Sub Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.75	6-15-2046	27,215,000	27,215,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2014 Sub Series AA (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.74	6-15-2050	9,900,000	9,900,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2017 Sub Series BB (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.74	6-15-2049	12,800,000	12,800,000
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.06	6-15-2032	15,600,000	15,600,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.93	6-15-2032	20,000,000	20,000,000
New York NY Series A-6 (GO Revenue) ±	1.22	8-1-2031	39,950,000	39,912,447
New York NY Series J Sub Series J-2 (GO Revenue, AGM Insured) ±(m)	0.99	6-1-2036	20,475,000	20,475,000
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.84	6-1-2036	28,000,000	28,000,000
New York NY Series J-4 (GO Revenue) ±	1.27	8-1-2025	10,865,000	10,868,911

16	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Sub Series C-4 (GO Revenue, AGM Insured) ±(m)	0.84%	1-1-2032	$1,025,000	$1,025,000
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.93	3-1-2034	11,660,000	11,660,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	0.93	8-1-2022	7,400,000	7,400,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Sub Series 3D (Tax Revenue, Dexia Credit Local SPA) ø	1.20	11-1-2022	20,435,000	20,435,000
New York NY Transitional Finance Authority Series 1 (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.74	11-1-2022	6,330,000	6,330,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2020	8,940,000	9,270,333
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2020	3,500,000	3,640,630
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2017	12,500,000	12,682,250
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2018	10,000,000	10,316,700
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,290,000	37,275,084
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	1.50	6-30-2017	12,477,222	12,490,947
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	2.00	6-23-2017	2,000,000	2,006,900
Orange & Ulster Counties NY Board of Cooperative Educational Services RAN Series B (Miscellaneous Revenue)	1.50	7-31-2017	11,000,000	10,995,930
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	11,000,000	11,006,050
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2017	780,000	780,897
Oyster Bay NY TAN Series B (GO Revenue)	5.25	4-7-2017	3,000,000	3,019,230
Sackets Harbor NY BAN (GO Revenue)	2.00	6-16-2017	2,750,000	2,758,140
South Jefferson NY Central School District (GO Revenue)	0.95	2-17-2017	1,116,638	1,116,024
Suffolk County NY Copiague Union Free School District TAN (GO Revenue)	1.50	6-22-2017	18,500,000	18,510,545
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	885,729
Suffolk County NY Sachem Central School District TAN (GO Revenue)	2.00	6-29-2017	20,000,000	20,063,400
Suffolk County NY TAN (GO Revenue)	2.00	7-26-2017	30,000,000	30,113,400
Utica NY School District (GO Revenue)	3.00	7-1-2017	1,320,000	1,328,686
Vestal NY BAN (GO Revenue)	2.00	5-12-2017	4,350,000	4,360,614
Watertown NY BAN (GO Revenue)	2.00	4-20-2017	5,850,000	5,857,137
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	500,025
Yonkers NY Series D (GO Revenue)	3.00	8-1-2017	2,045,000	2,065,736
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,252,813
Yonkers NY Series E (GO Revenue)	3.25	9-1-2017	790,000	800,310
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,274,037
Yonkers NY Series F (GO Revenue)	2.00	9-1-2017	345,000	346,639
Yonkers NY Series F (GO Revenue)	3.00	9-1-2018	350,000	358,400

				880,773,976

North Carolina: 1.37%
Ashville NC Housing Authority Spruce Hill Apartments (Housing Revenue) ±	0.95	8-1-2019	10,000,000	9,978,500
Charlotte NC Airport Series D (Airport Revenue, Bank of America NA LOC) ø	0.72	7-1-2034	6,000,000	6,000,000
Charlotte NC Housing Authority MFHR Boulevard Phase III Project (Housing Revenue) ±	0.75	8-1-2017	10,500,000	10,498,110
Greensboro NC Housing Authority Claremont Courts Project (Housing Revenue) ±	0.95	11-1-2017	4,800,000	4,796,064
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.95	6-1-2038	11,600,000	11,600,000

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina HFA Weaver Investment Company Rural Development Portfolio Series A (Housing Revenue) ±	1.50%	12-1-2018	$12,800,000	$12,782,080
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.77	10-1-2028	14,035,000	14,035,000
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.80	11-1-2034	3,900,000	3,900,000

				73,589,754

North Dakota: 0.11%
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,113,618
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	3,000,000	3,003,060
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	1,950,000	1,961,291

				6,077,969

Ohio: 3.22%
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,315,255
Cleveland OH Airport System Series C (Airport Revenue, AGC Insured)	5.00	1-1-2017	2,895,000	2,895,318
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	15,000,000	15,000,450
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.70	3-1-2017	12,700,000	12,694,158
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue) ±	1.00	9-1-2019	7,000,000	6,928,950
Franklin County OH Poindexter Phase IIA Project (Housing Revenue) ±	1.10	12-1-2018	3,000,000	2,993,340
Huber Heights OH BAN Series A (Miscellaneous Revenue)	2.00	6-1-2017	3,000,000	3,011,190
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.81	2-1-2017	3,895,000	3,894,494
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.86	8-1-2017	3,240,000	3,239,773
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.96	8-1-2018	4,000,000	3,985,440
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.13	5-1-2038	8,500,000	8,425,540
Marietta OH BAN (GO Revenue)	1.50	5-12-2017	3,475,000	3,478,301
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	3,000,000	2,997,510
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	450,000	188,114
Ohio Air Quality Development Authority FirstEnergy Generation Series 2006-A (Utilities Revenue) ±	3.75	12-1-2023	25,000,000	10,461,750
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	16,790,000	7,018,052
Ohio HFA Coopermill Manor Project (Housing Revenue)	0.85	8-1-2017	15,850,000	15,817,983
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	1,495,000	1,507,618
Ohio Housing Finance Agency Northland Village Apartments Project (Housing Revenue) ±	1.00	5-1-2019	14,000,000	13,961,920
Ohio University Hospital Health System Series B (Health Revenue) ø	1.00	1-15-2033	15,220,000	15,220,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.00	1-15-2045	13,000,000	13,000,000
Revere OH School Facilities Improvement BAN (GO Revenue)	2.00	5-1-2017	8,500,000	8,518,190
Sandusky OH School District Classroom Facilities Improvement (GO Revenue)	2.25	6-1-2017	9,800,000	9,827,146
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,434,894
Warrensville Heights OH Certificate of Participation (Miscellaneous Revenue)	3.13	12-13-2017	1,500,000	1,515,315

				173,330,701

18	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.56%
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00%	3-1-2018	$1,000,000	$1,017,670
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,545,319
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,825,000	4,902,538
Comanche County OK Hospital Authority Refunding (Health Revenue)	5.00	7-1-2017	2,855,000	2,886,291
Oklahoma Capitol Improvement Authority Higher Education Projects Series A (Miscellaneous Revenue)	5.00	7-1-2018	2,225,000	2,351,580
Oklahoma County OK Independent School District No. 52 Series B (GO Revenue)	2.00	3-1-2017	2,550,000	2,554,361
Oklahoma HFA Savanna Landing Apartments (Housing Revenue) ±	0.85	7-1-2019	2,500,000	2,480,575
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	4,996,100
Oklahoma School District Certificate of Participation (Miscellaneous Revenue)	1.00	6-30-2017	7,330,000	7,316,733

				30,051,167

Oregon: 0.40%
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	1.61	10-1-2020	14,650,000	14,651,465
Oregon Housing Development Holiday Garden Apartments Series 2015D (Housing Revenue) ±	0.80	8-1-2018	6,400,000	6,398,272
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC) ø	0.86	7-1-2026	500,000	500,000

				21,549,737

Pennsylvania: 3.82%
Beaver County PA IDA FirstEnergy Generation Series A (Utilities Revenue)	2.15	3-1-2017	3,300,000	2,141,700
Beaver County PA IDA FirstEnergy Generation Series B (Utilities Revenue) ±	2.50	12-1-2041	4,000,000	2,398,000
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	3,025,000	1,264,511
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	4.25	10-1-2047	5,000,000	4,507,200
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.86	1-1-2030	8,105,000	8,090,168
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	903,627
Commonwealth of Pennsylvania (GO Revenue)	5.00	1-15-2020	16,430,000	17,920,858
Delaware Valley PA Regional Finance Authority Local Government Series 2182 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.91	7-1-2017	6,000,000	6,000,000
Leigh County PA IDA PPL Corporation Series A (Industrial Development Revenue) ±	0.90	9-1-2029	12,500,000	12,463,625
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	1.85	11-1-2035	2,000,000	1,973,600
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	3,000,000	2,965,230
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	5,000,000	4,960,750
Montgomery County PA IDA Refunding Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2029	12,910,000	12,831,120
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.76	11-1-2018	700,000	695,856
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.82	11-1-2019	1,000,000	989,190
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.91	11-1-2024	5,000,000	4,958,400
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.15	6-1-2044	10,000,000	10,000,000

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania HEFA Association of Independent Colleges and Universities Financing Program York College of Pennsylvania Project Series T-2 (Education Revenue) ±	1.35%	5-1-2034	$2,565,000	$2,557,433
Pennsylvania HEFA Independent Colleges Series I4 (Education Revenue) ±	1.50	11-1-2031	5,800,000	5,798,956
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	4.00	3-1-2020	735,000	765,951
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	5.00	3-1-2021	500,000	541,630
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Messiah College Project Series I-3 (Education Revenue) ±	1.20	11-1-2031	130,000	129,715
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1 (Education Revenue) ±	1.25	11-1-2041	1,500,000	1,496,985
Pennsylvania HEFAR Thomas Jefferson University Series B (Education Revenue) ø	1.05	9-1-2045	12,075,000	12,075,000
Pennsylvania HFA Courtyard Preservation Project (Housing Revenue) ±	1.85	12-1-2019	17,000,000	17,006,800
Pennsylvania HFA Daniel Flood Tower Apartments Series CC (Housing Revenue) ±	0.75	1-1-2018	3,250,000	3,249,968
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	3,500,000	3,530,660
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2017	1,250,000	1,265,038
Pennsylvania Turnpike Commission Series A-2 (Transportation Revenue) ±	1.13	12-1-2018	5,000,000	4,969,550
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	1.32	12-1-2018	19,000,000	18,991,830
Philadelphia PA Public School Building Authority Series A (Miscellaneous Revenue)	5.00	6-1-2017	2,000,000	2,028,660
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,880,000	1,964,280
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2018	250,000	261,208
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	750,000	766,365
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	6,050,000	6,175,901
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2019	1,250,000	1,328,925
Philadelphia PA School District Series E (GO Revenue)	5.00	9-1-2018	145,000	151,135
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2019	1,000,000	1,063,140
Scranton PA RAN (Tax Revenue) %%	2.50	12-15-2017	3,000,000	2,998,890
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	1.12	11-1-2028	3,300,000	3,294,357
Upper Darby PA School District (GO Revenue)	3.00	5-1-2017	500,000	503,045
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	722,995
Warwick PA School District (GO Revenue)	3.00	2-15-2017	1,000,000	1,002,510
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,287,850
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,077,060
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,097,326
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,666,764
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,717,419
York County PA Refunding Bond (GO Revenue) ±	0.72	6-1-2033	9,445,000	9,439,522

				205,990,703

Puerto Rico: 0.03%
Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	558,047
Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50	7-1-2017	575,000	584,787
Puerto Rico Public Improvement Series A (GO Revenue, AGC Insured)	5.00	7-1-2017	250,000	253,658

				1,396,492

20	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island: 0.24%
Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00%	4-1-2018	$3,025,000	$3,106,433
Providence RI Series A (GO Revenue)	5.00	7-15-2017	1,400,000	1,426,334
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2017	1,815,000	1,826,507
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,564,073
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (Housing Revenue) ±	1.42	10-1-2045	4,400,000	4,398,064
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	802,268

				13,123,679

South Carolina: 0.74%
Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	1.00	4-1-2030	5,000,000	5,000,000
Columbia SC Waterworks (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.74	2-1-2038	8,075,000	8,075,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	601,752
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	502,010
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	513,055
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	5,720,000	5,936,788
South Carolina HFA West Greenville Project (Housing Revenue) ±	1.00	4-1-2019	7,600,000	7,566,104
South Carolina Housing Finance & Development Authority Spartanburg 7 Project Series A (Housing Revenue) ±	1.05	1-1-2019	2,575,000	2,572,296
South Carolina Housing Finance and Development Authority Waters at Longcreek (Housing Revenue) ±	1.60	12-1-2019	9,075,000	9,081,171

				39,848,176

Tennessee: 1.81%
Anderson County TN HEFA Gate Manor Apartments Project (Housing Revenue) ±	0.90	8-1-2019	4,100,000	4,083,518
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,886,312
Memphis TN HEFA Ashland Lakes II Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC) ø	0.74	5-1-2043	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board (Resource Recovery Revenue) ±	1.50	8-1-2031	7,500,000	7,490,925
Nashville TN HEFA The Paddock at Grandview Apartments Project (Housing Revenue)	0.95	5-1-2018	16,500,000	16,417,335
Sevier County TN Health Educational and Housing Facility Board Hallmark Rural Housing Portfolio (Housing Revenue) ±	0.85	9-1-2017	2,874,000	2,873,109
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.72	6-1-2042	48,000,000	48,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,430,000	1,463,319

				97,714,518

Texas: 8.50%
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue) ±	1.15	11-1-2019	14,040,000	13,981,594
Clear Creek TX Independent School District (GO Revenue) ±	3.00	2-15-2035	4,425,000	4,476,286
Dallas TX Independent High School District (GO Revenue) ±	1.50	2-15-2034	4,200,000	4,202,520

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Donna TX International Toll Bridge (Transportation Revenue)	6.25%	2-15-2037	$21,850,000	$23,012,857
El Paso TX Public Facilities Corporation Rental Assistance Demonstration Program (Housing Revenue) ±	1.00	10-1-2018	9,600,000	9,573,408
Galveston TX Dickinson Independent High School District (GO Revenue) ±	1.05	8-1-2037	4,250,000	4,246,345
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue) ±	3.00	2-15-2040	960,000	972,077
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue) ±	1.05	2-15-2044	12,000,000	11,973,600
Harris County TX Cypress-Fairbanks Independent School District Series B-1 (GO Revenue) ±	0.90	2-15-2040	12,180,000	12,035,302
Harris County TX Houston Independent School District Series B (GO Revenue) ±	0.95	6-1-2035	9,150,000	9,142,680
Houston TX Hotel Occupancy Unrefunded Series B (Tax Revenue)	5.00	9-1-2018	285,000	285,846
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	6,988,730
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	25,885,000	26,126,766
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2033	14,950,000	15,638,298
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2038	32,000,000	33,473,280
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,610,000	2,632,211
Northside TX Independent School District Building Project (GO Revenue) ±	2.13	8-1-2040	1,915,000	1,915,651
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	27,715,000	27,962,495
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue) ±	1.43	12-1-2020	8,000,000	7,995,120
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.85	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.85	4-1-2040	26,530,000	26,530,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.85	11-1-2040	21,600,000	21,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.85	11-1-2040	7,000,000	7,000,000
Richardson TX Independent School District Series A (GO Revenue)	5.00	2-15-2017	3,835,000	3,855,095
San Antonio TX Housing Trust Finance Corporation Freedom Hills Ranch Apartments Project (Housing Revenue)	1.00	1-1-2018	12,650,000	12,606,105
San Antonio TX Series A (Utilities Revenue) ±	2.25	2-1-2033	20,000,000	20,147,400
San Antonio TX Series C (Utilities Revenue) ±	2.00	12-1-2027	3,000,000	3,020,370
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	3.00	11-15-2017	485,000	490,510
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2018	500,000	517,650
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2019	510,000	532,348
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	665,000	672,907
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	518,515
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	742,120
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.95	11-15-2029	30,400,000	30,400,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0058 (Health Revenue, Deutsche Bank LIQ) ø144A	0.62	8-15-2027	4,985,000	4,985,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,925,000	6,945,221

22	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Affordable Housing Corporation Woodside Village Project (Housing Revenue) ±	1.00%	12-1-2018	$5,750,000	$5,744,308
Texas Department of Housing and Community Affairs Good Samaritan Towers (Housing Revenue)	0.95	9-1-2017	5,620,000	5,610,109
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.27	9-15-2017	8,530,000	8,541,174
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.19	9-15-2017	22,425,000	22,347,634
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	1.12	12-15-2017	1,500,000	1,496,760
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	4,050,000	4,170,245
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.50	11-15-2017	225,000	222,210
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.75	11-15-2018	500,000	487,500
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	2.00	11-15-2019	345,000	332,880
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	11,625,465
Texas Tollway Authority Series C (Transportation Revenue) ±	1.95	1-1-2038	1,535,000	1,539,145
Texas Tollway Authority Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.73	1-1-2049	2,000,000	2,000,000
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	1.08	4-1-2032	24,000,000	23,999,040
Williamson County TX (GO Revenue) ±	1.45	8-15-2034	2,600,000	2,598,076

				457,912,853

Utah: 0.24%
Utah County UH IHC Health Services Series B (Health Revenue, U.S. Bank NA SPA) ø	0.71	5-15-2035	12,725,000	12,725,000

Vermont: 0.03%
Burlington VT Airport Refunding Series 2012B (Airport Revenue)	3.50	7-1-2018	1,560,000	1,568,174

Virgin Islands: 0.17%
Virgin Islands PFA Senior Lien Matching Fund Loan Series B (Tobacco Revenue)	5.00	10-1-2017	9,450,000	9,434,786

Virginia: 0.78%
Bedford VA American Municipal Power Incorporated (Utilities Revenue)	1.25	3-28-2017	4,385,000	4,384,956
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75	2-1-2032	30,000,000	30,033,300
Gloucester County VA EDA Solid Waste Disposal Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	4,000,000	4,001,240
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,272,300
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,577,985
Virginia Housing Development Authority Series B (Housing Revenue)	2.25	9-1-2017	500,000	503,440

				41,773,221

Washington: 0.40%
Grant County WA Public Utility District No. 2 Series K (Utilities Revenue) ±	0.88	1-1-2044	4,000,000	3,990,120
King County WA Junior Lien Series A (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.73	1-1-2032	2,000,000	2,000,000
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.07	10-1-2036	7,655,000	7,655,000

Portfolio of investments—December 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington HFA Multicare Health System Series D (Health Revenue, Barclays Bank plc LOC) ø	0.74%	8-15-2041	$490,000	$490,000
Washington Housing Finance Commission Hopesource Portfolio Projects (Housing Revenue) ±	0.65	4-1-2019	7,390,000	7,381,428

				21,516,548

West Virginia: 0.90%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	16,400,000	16,318,164
West Virginia EDA Appalachian Power Company Mountaineer Project Series A (Utilities Revenue) ø	1.00	2-1-2036	25,000,000	25,000,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company Series B (Utilities Revenue, Sumitomo Mitsui Banking LOC) ø	0.75	12-1-2042	6,950,000	6,950,000

				48,268,164

Wisconsin: 0.86%
Ellsworth WI Community School District (Miscellaneous Revenue)	2.00	10-1-2017	4,235,000	4,238,022
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	394,121
Sun Prairie WI BAN (Miscellaneous Revenue) %%	2.00	6-1-2017	15,500,000	15,532,240
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) ø144A	0.92	10-1-2020	4,875,000	4,875,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) ø144A	0.92	11-15-2044	10,880,000	10,880,000
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2042	4,145,000	4,145,000
Wisconsin HEFA Ascension Senior Credit Group Series B-5 (Health Revenue) ±	1.38	11-15-2038	1,535,000	1,508,782
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,540,000	3,538,796
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2017	200,000	203,148
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2018	500,000	513,765
Wisconsin Public Finance Authority Guilford College (Education Revenue)	5.00	1-1-2020	625,000	666,756

				46,495,630

Wyoming: 0.48%
Sweetwater County WY PCR Refunding Bond PacifiCorp Project Series A (Industrial Development Revenue) ø	0.85	1-1-2017	26,000,000	26,000,000

Total Municipal Obligations (Cost $5,142,914,809)				5,104,835,011

Other: 4.25%
Branch Banking & Trust Municipal Investment Trust Various States Class A ±144A§(a)	1.23	6-30-2017	10,440,000	10,436,242
Branch Banking & Trust Municipal Investment Trust Various States Class B ±144A§	1.38	12-31-2017	33,725,000	33,725,337
Branch Banking & Trust Municipal Investment Trust Various States Class C ±144A§	1.78	12-31-2019	9,600,000	9,598,656
Eaton Vance California Municipal Income Trust Preferred Shares ±144A§	2.22	9-1-2019	16,975,000	16,963,457
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A§	1.73	7-1-2019	6,475,000	6,459,590
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares ±144A§	1.71	7-1-2019	9,950,000	9,938,359
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A	1.56	7-1-2019	6,000,000	5,985,720
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares ±144A§	0.81	6-1-2040	35,000,000	35,000,000

24	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A	1.47%	10-1-2017	$59,000,000	$58,786,420
Nuveen New York AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§	1.17	10-1-2017	17,000,000	16,941,010
Nuveen Texas Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A	1.56	11-1-2018	25,000,000	24,998,000

Total Other (Cost $229,141,648)				228,832,791

	Yield		Shares
Short-Term Investments: 1.88%

Investment Companies: 1.87%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.67		100,839,385	100,899,889

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)	0.50	3-16-2017	$250,000	249,750

Total Short-Term Investments (Cost $101,131,856)				101,149,639

Total investments in securities (Cost $5,478,121,538) *	100.99%	5,439,709,985
Other assets and liabilities, net	(0.99)	53,119,183

Total net assets	100.00%	$5,386,590,802

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

§	The security is subject to a demand feature which reduces the effective maturity.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $5,478,051,225 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,597,840
Gross unrealized losses	(40,939,080)

Net unrealized losses	$(38,341,240)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen Andrew Owen President

Date:	February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen Andrew Owen President

Date:	February 23, 2017

By:

/s/ Nancy Wiser Nancy Wiser Treasurer

Date:	February 23, 2017

By:

/s/ Jeremy DePalma Jeremy DePalma Treasurer

Date:	February 23, 2017